UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 54	1.04%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$686,620,472
Number of Holdings	64
Portfolio Turnover	77%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.4
Information Technology	21.9
Financials	20.6
Consumer Discretionary	11.5
Health Care	6.0
Materials	5.9
Consumer Staples	3.0
Communication Services	1.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.4
Novo Nordisk A/S Series B	3.2
ASML Holding NV	3.1
SAP SE	2.3
LVMH Moet Hennessy Louis Vuitton SE	2.3
Schneider Electric SE	2.0
HDFC Bank Ltd/Gandhinagar	1.9
Constellation Software Inc/Canada	1.8
RELX PLC	1.8
ICICI Bank Ltd	1.7
24.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916067.100    1392-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 46	0.89%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,089,799,271
Number of Holdings	53
Portfolio Turnover	53%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.7
Information Technology	19.8
Consumer Discretionary	12.6
Industrials	10.1
Materials	9.9
Communication Services	9.7
Health Care	4.5
Consumer Staples	4.5
Energy	4.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.3
Tencent Holdings Ltd	7.9
Samsung Electronics Co Ltd	7.5
China Life Insurance Co Ltd H Shares	3.1
Haier Smart Home Co Ltd A Shares (China)	2.9
National Bank of Greece SA	2.7
Barrick Gold Corp (United States)	2.7
Korea Aerospace Industries Ltd	2.6
Wal-Mart de Mexico SAB de CV	2.5
Meituan B Shares	2.3
44.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916127.100    2021-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP International Index Portfolio VIP International Index Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 21	0.42%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$592,363,724
Number of Holdings	2,265
Portfolio Turnover	5%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.8
Industrials	14.0
Information Technology	13.5
Consumer Discretionary	10.3
Health Care	8.4
Materials	6.7
Consumer Staples	6.4
Energy	5.0
Communication Services	5.0
Utilities	2.8
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.6
Novo Nordisk A/S Series B	1.7
ASML Holding NV	1.5
Samsung Electronics Co Ltd	1.1
Tencent Holdings Ltd	1.1
Nestle SA	1.0
Toyota Motor Corp	1.0
Astrazeneca PLC	0.8
Shell PLC	0.8
Novartis AG	0.8
12.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916177.100    3075-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 22	0.43%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$386,290,940
Number of Holdings	561
Portfolio Turnover	87%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.1
Financials	15.2
Information Technology	15.1
Health Care	15.0
Consumer Discretionary	10.3
Energy	6.1
Materials	5.0
Real Estate	4.4
Consumer Staples	3.5
Communication Services	2.9
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Abercrombie & Fitch Co Class A	1.0
Fabrinet	0.9
SPS Commerce Inc	0.9
Carpenter Technology Corp	0.9
Applied Industrial Technologies Inc	0.8
Taylor Morrison Home Corp	0.8
Murphy Oil Corp	0.8
EnerSys	0.8
Sanmina Corp	0.8
Belden Inc	0.7
8.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916103.100    1532-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.57%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$24,513,609,977
Number of Holdings	374
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.8
Communication Services	16.7
Health Care	13.5
Financials	12.4
Consumer Discretionary	10.6
Industrials	8.1
Consumer Staples	2.2
Energy	1.8
Materials	1.2
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.6
Microsoft Corp	9.0
Meta Platforms Inc Class A	8.0
Alphabet Inc Class C	6.5
Amazon.com Inc	5.0
Apple Inc	4.4
Eli Lilly & Co	4.2
Berkshire Hathaway Inc Class B	4.0
Netflix Inc	1.6
Regeneron Pharmaceuticals Inc	1.6
53.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915968.100    158-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Service Class

This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 53	1.01%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,089,799,271
Number of Holdings	53
Portfolio Turnover	53%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.7
Information Technology	19.8
Consumer Discretionary	12.6
Industrials	10.1
Materials	9.9
Communication Services	9.7
Health Care	4.5
Consumer Staples	4.5
Energy	4.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.3
Tencent Holdings Ltd	7.9
Samsung Electronics Co Ltd	7.5
China Life Insurance Co Ltd H Shares	3.1
Haier Smart Home Co Ltd A Shares (China)	2.9
National Bank of Greece SA	2.7
Barrick Gold Corp (United States)	2.7
Korea Aerospace Industries Ltd	2.6
Wal-Mart de Mexico SAB de CV	2.5
Meituan B Shares	2.3
44.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916128.100    2022-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 60	1.15%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,089,799,271
Number of Holdings	53
Portfolio Turnover	53%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.7
Information Technology	19.8
Consumer Discretionary	12.6
Industrials	10.1
Materials	9.9
Communication Services	9.7
Health Care	4.5
Consumer Staples	4.5
Energy	4.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.3
Tencent Holdings Ltd	7.9
Samsung Electronics Co Ltd	7.5
China Life Insurance Co Ltd H Shares	3.1
Haier Smart Home Co Ltd A Shares (China)	2.9
National Bank of Greece SA	2.7
Barrick Gold Corp (United States)	2.7
Korea Aerospace Industries Ltd	2.6
Wal-Mart de Mexico SAB de CV	2.5
Meituan B Shares	2.3
44.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916129.100    2023-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Extended Market Index Portfolio VIP Extended Market Index Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 19	0.38%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$224,779,763
Number of Holdings	2,113
Portfolio Turnover	18%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.7
Financials	16.0
Consumer Discretionary	12.6
Health Care	12.2
Information Technology	11.4
Real Estate	6.4
Materials	5.2
Energy	5.0
Consumer Staples	4.0
Communication Services	3.0
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Pure Storage Inc Class A	0.4
EMCOR Group Inc	0.4
Lennox International Inc	0.4
Owens Corning	0.4
Manhattan Associates Inc	0.4
Eqt Corp	0.4
United Therapeutics Corp	0.4
Sarepta Therapeutics Inc	0.4
Watsco Inc	0.4
NRG Energy Inc	0.3
3.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916174.100    3073-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Extended Market Index Portfolio VIP Extended Market Index Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 7	0.13%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$224,779,763
Number of Holdings	2,113
Portfolio Turnover	18%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.7
Financials	16.0
Consumer Discretionary	12.6
Health Care	12.2
Information Technology	11.4
Real Estate	6.4
Materials	5.2
Energy	5.0
Consumer Staples	4.0
Communication Services	3.0
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Pure Storage Inc Class A	0.4
EMCOR Group Inc	0.4
Lennox International Inc	0.4
Owens Corning	0.4
Manhattan Associates Inc	0.4
Eqt Corp	0.4
United Therapeutics Corp	0.4
Sarepta Therapeutics Inc	0.4
Watsco Inc	0.4
NRG Energy Inc	0.3
3.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916173.100    3072-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Total Market Index Portfolio VIP Total Market Index Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 6	0.12%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,015,957,312
Number of Holdings	2,622
Portfolio Turnover	2%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.1
Financials	12.6
Health Care	11.4
Consumer Discretionary	9.9
Industrials	9.1
Communication Services	8.5
Consumer Staples	5.3
Energy	3.6
Real Estate	2.5
Materials	2.4
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.3
NVIDIA Corp	5.8
Apple Inc	5.7
Amazon.com Inc	3.3
Meta Platforms Inc Class A	2.2
Alphabet Inc Class A	2.0
Alphabet Inc Class C	1.7
Berkshire Hathaway Inc Class B	1.5
Eli Lilly & Co	1.4
Broadcom Inc	1.4
31.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916179.100    3076-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Service Class

This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 24	0.47%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$386,290,940
Number of Holdings	561
Portfolio Turnover	87%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.1
Financials	15.2
Information Technology	15.1
Health Care	15.0
Consumer Discretionary	10.3
Energy	6.1
Materials	5.0
Real Estate	4.4
Consumer Staples	3.5
Communication Services	2.9
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Abercrombie & Fitch Co Class A	1.0
Fabrinet	0.9
SPS Commerce Inc	0.9
Carpenter Technology Corp	0.9
Applied Industrial Technologies Inc	0.8
Taylor Morrison Home Corp	0.8
Murphy Oil Corp	0.8
EnerSys	0.8
Sanmina Corp	0.8
Belden Inc	0.7
8.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916101.100    1530-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP International Index Portfolio VIP International Index Portfolio Service Class

This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 14	0.27%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$592,363,724
Number of Holdings	2,265
Portfolio Turnover	5%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.8
Industrials	14.0
Information Technology	13.5
Consumer Discretionary	10.3
Health Care	8.4
Materials	6.7
Consumer Staples	6.4
Energy	5.0
Communication Services	5.0
Utilities	2.8
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.6
Novo Nordisk A/S Series B	1.7
ASML Holding NV	1.5
Samsung Electronics Co Ltd	1.1
Tencent Holdings Ltd	1.1
Nestle SA	1.0
Toyota Motor Corp	1.0
Astrazeneca PLC	0.8
Shell PLC	0.8
Novartis AG	0.8
12.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916175.100    1017-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Extended Market Index Portfolio VIP Extended Market Index Portfolio Service Class

This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 12	0.23%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$224,779,763
Number of Holdings	2,113
Portfolio Turnover	18%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.7
Financials	16.0
Consumer Discretionary	12.6
Health Care	12.2
Information Technology	11.4
Real Estate	6.4
Materials	5.2
Energy	5.0
Consumer Staples	4.0
Communication Services	3.0
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Pure Storage Inc Class A	0.4
EMCOR Group Inc	0.4
Lennox International Inc	0.4
Owens Corning	0.4
Manhattan Associates Inc	0.4
Eqt Corp	0.4
United Therapeutics Corp	0.4
Sarepta Therapeutics Inc	0.4
Watsco Inc	0.4
NRG Energy Inc	0.3
3.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916172.100    1016-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 31	0.62%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$386,290,940
Number of Holdings	561
Portfolio Turnover	87%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.1
Financials	15.2
Information Technology	15.1
Health Care	15.0
Consumer Discretionary	10.3
Energy	6.1
Materials	5.0
Real Estate	4.4
Consumer Staples	3.5
Communication Services	2.9
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Abercrombie & Fitch Co Class A	1.0
Fabrinet	0.9
SPS Commerce Inc	0.9
Carpenter Technology Corp	0.9
Applied Industrial Technologies Inc	0.8
Taylor Morrison Home Corp	0.8
Murphy Oil Corp	0.8
EnerSys	0.8
Sanmina Corp	0.8
Belden Inc	0.7
8.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916102.100    1531-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.65%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$24,513,609,977
Number of Holdings	374
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.8
Communication Services	16.7
Health Care	13.5
Financials	12.4
Consumer Discretionary	10.6
Industrials	8.1
Consumer Staples	2.2
Energy	1.8
Materials	1.2
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.6
Microsoft Corp	9.0
Meta Platforms Inc Class A	8.0
Alphabet Inc Class C	6.5
Amazon.com Inc	5.0
Apple Inc	4.4
Eli Lilly & Co	4.2
Berkshire Hathaway Inc Class B	4.0
Netflix Inc	1.6
Regeneron Pharmaceuticals Inc	1.6
53.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915967.100    1459-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 51	0.97%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,089,799,271
Number of Holdings	53
Portfolio Turnover	53%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.7
Information Technology	19.8
Consumer Discretionary	12.6
Industrials	10.1
Materials	9.9
Communication Services	9.7
Health Care	4.5
Consumer Staples	4.5
Energy	4.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.3
Tencent Holdings Ltd	7.9
Samsung Electronics Co Ltd	7.5
China Life Insurance Co Ltd H Shares	3.1
Haier Smart Home Co Ltd A Shares (China)	2.9
National Bank of Greece SA	2.7
Barrick Gold Corp (United States)	2.7
Korea Aerospace Industries Ltd	2.6
Wal-Mart de Mexico SAB de CV	2.5
Meituan B Shares	2.3
44.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916130.100    2024-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.82%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$24,513,609,977
Number of Holdings	374
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.8
Communication Services	16.7
Health Care	13.5
Financials	12.4
Consumer Discretionary	10.6
Industrials	8.1
Consumer Staples	2.2
Energy	1.8
Materials	1.2
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.6
Microsoft Corp	9.0
Meta Platforms Inc Class A	8.0
Alphabet Inc Class C	6.5
Amazon.com Inc	5.0
Apple Inc	4.4
Eli Lilly & Co	4.2
Berkshire Hathaway Inc Class B	4.0
Netflix Inc	1.6
Regeneron Pharmaceuticals Inc	1.6
53.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915969.100    365-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Index 500 Portfolio VIP Index 500 Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 19	0.35%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$15,544,020,060
Number of Holdings	507
Portfolio Turnover	3%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.3
Financials	12.4
Health Care	11.6
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.1
Consumer Staples	5.7
Energy	3.6
Utilities	2.2
Materials	2.1
Real Estate	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
NVIDIA Corp	6.7
Apple Inc	6.6
Amazon.com Inc	3.8
Meta Platforms Inc Class A	2.5
Alphabet Inc Class A	2.3
Alphabet Inc Class C	1.9
Berkshire Hathaway Inc Class B	1.7
Eli Lilly & Co	1.6
Broadcom Inc	1.5
35.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915965.100    366-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Total Market Index Portfolio VIP Total Market Index Portfolio Service Class

This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 12	0.22%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,015,957,312
Number of Holdings	2,622
Portfolio Turnover	2%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.1
Financials	12.6
Health Care	11.4
Consumer Discretionary	9.9
Industrials	9.1
Communication Services	8.5
Consumer Staples	5.3
Energy	3.6
Real Estate	2.5
Materials	2.4
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.3
NVIDIA Corp	5.8
Apple Inc	5.7
Amazon.com Inc	3.3
Meta Platforms Inc Class A	2.2
Alphabet Inc Class A	2.0
Alphabet Inc Class C	1.7
Berkshire Hathaway Inc Class B	1.5
Eli Lilly & Co	1.4
Broadcom Inc	1.4
31.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916178.100    1018-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Investor Class

This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 45	0.86%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$686,620,472
Number of Holdings	64
Portfolio Turnover	77%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.4
Information Technology	21.9
Financials	20.6
Consumer Discretionary	11.5
Health Care	6.0
Materials	5.9
Consumer Staples	3.0
Communication Services	1.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.4
Novo Nordisk A/S Series B	3.2
ASML Holding NV	3.1
SAP SE	2.3
LVMH Moet Hennessy Louis Vuitton SE	2.3
Schneider Electric SE	2.0
HDFC Bank Ltd/Gandhinagar	1.9
Constellation Software Inc/Canada	1.8
RELX PLC	1.8
ICICI Bank Ltd	1.7
24.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916068.100    1473-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Index 500 Portfolio VIP Index 500 Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$15,544,020,060
Number of Holdings	507
Portfolio Turnover	3%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.3
Financials	12.4
Health Care	11.6
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.1
Consumer Staples	5.7
Energy	3.6
Utilities	2.2
Materials	2.1
Real Estate	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
NVIDIA Corp	6.7
Apple Inc	6.6
Amazon.com Inc	3.8
Meta Platforms Inc Class A	2.5
Alphabet Inc Class A	2.3
Alphabet Inc Class C	1.9
Berkshire Hathaway Inc Class B	1.7
Eli Lilly & Co	1.6
Broadcom Inc	1.5
35.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915964.100    157-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Service Class

This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.67%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$24,513,609,977
Number of Holdings	374
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.8
Communication Services	16.7
Health Care	13.5
Financials	12.4
Consumer Discretionary	10.6
Industrials	8.1
Consumer Staples	2.2
Energy	1.8
Materials	1.2
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.6
Microsoft Corp	9.0
Meta Platforms Inc Class A	8.0
Alphabet Inc Class C	6.5
Amazon.com Inc	5.0
Apple Inc	4.4
Eli Lilly & Co	4.2
Berkshire Hathaway Inc Class B	4.0
Netflix Inc	1.6
Regeneron Pharmaceuticals Inc	1.6
53.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915970.100    470-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Service Class

This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 46	0.89%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$686,620,472
Number of Holdings	64
Portfolio Turnover	77%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.4
Information Technology	21.9
Financials	20.6
Consumer Discretionary	11.5
Health Care	6.0
Materials	5.9
Consumer Staples	3.0
Communication Services	1.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.4
Novo Nordisk A/S Series B	3.2
ASML Holding NV	3.1
SAP SE	2.3
LVMH Moet Hennessy Louis Vuitton SE	2.3
Schneider Electric SE	2.0
HDFC Bank Ltd/Gandhinagar	1.9
Constellation Software Inc/Canada	1.8
RELX PLC	1.8
ICICI Bank Ltd	1.7
24.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916066.100    1391-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP International Index Portfolio VIP International Index Portfolio Initial Class

This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 9	0.17%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$592,363,724
Number of Holdings	2,265
Portfolio Turnover	5%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.8
Industrials	14.0
Information Technology	13.5
Consumer Discretionary	10.3
Health Care	8.4
Materials	6.7
Consumer Staples	6.4
Energy	5.0
Communication Services	5.0
Utilities	2.8
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.6
Novo Nordisk A/S Series B	1.7
ASML Holding NV	1.5
Samsung Electronics Co Ltd	1.1
Tencent Holdings Ltd	1.1
Nestle SA	1.0
Toyota Motor Corp	1.0
Astrazeneca PLC	0.8
Shell PLC	0.8
Novartis AG	0.8
12.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916176.100    3074-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Index 500 Portfolio VIP Index 500 Portfolio Service Class

This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.20%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$15,544,020,060
Number of Holdings	507
Portfolio Turnover	3%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.3
Financials	12.4
Health Care	11.6
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.1
Consumer Staples	5.7
Energy	3.6
Utilities	2.2
Materials	2.1
Real Estate	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
NVIDIA Corp	6.7
Apple Inc	6.6
Amazon.com Inc	3.8
Meta Platforms Inc Class A	2.5
Alphabet Inc Class A	2.3
Alphabet Inc Class C	1.9
Berkshire Hathaway Inc Class B	1.7
Eli Lilly & Co	1.6
Broadcom Inc	1.5
35.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915966.100    822-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 19	0.37%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$386,290,940
Number of Holdings	561
Portfolio Turnover	87%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.1
Financials	15.2
Information Technology	15.1
Health Care	15.0
Consumer Discretionary	10.3
Energy	6.1
Materials	5.0
Real Estate	4.4
Consumer Staples	3.5
Communication Services	2.9
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Abercrombie & Fitch Co Class A	1.0
Fabrinet	0.9
SPS Commerce Inc	0.9
Carpenter Technology Corp	0.9
Applied Industrial Technologies Inc	0.8
Taylor Morrison Home Corp	0.8
Murphy Oil Corp	0.8
EnerSys	0.8
Sanmina Corp	0.8
Belden Inc	0.7
8.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916100.100    1529-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Initial Class

This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 40	0.78%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$686,620,472
Number of Holdings	64
Portfolio Turnover	77%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.4
Information Technology	21.9
Financials	20.6
Consumer Discretionary	11.5
Health Care	6.0
Materials	5.9
Consumer Staples	3.0
Communication Services	1.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.4
Novo Nordisk A/S Series B	3.2
ASML Holding NV	3.1
SAP SE	2.3
LVMH Moet Hennessy Louis Vuitton SE	2.3
Schneider Electric SE	2.0
HDFC Bank Ltd/Gandhinagar	1.9
Constellation Software Inc/Canada	1.8
RELX PLC	1.8
ICICI Bank Ltd	1.7
24.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916065.100    1390-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Total Market Index Portfolio VIP Total Market Index Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 20	0.37%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,015,957,312
Number of Holdings	2,622
Portfolio Turnover	2%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.1
Financials	12.6
Health Care	11.4
Consumer Discretionary	9.9
Industrials	9.1
Communication Services	8.5
Consumer Staples	5.3
Energy	3.6
Real Estate	2.5
Materials	2.4
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.3
NVIDIA Corp	5.8
Apple Inc	5.7
Amazon.com Inc	3.3
Meta Platforms Inc Class A	2.2
Alphabet Inc Class A	2.0
Alphabet Inc Class C	1.7
Berkshire Hathaway Inc Class B	1.5
Eli Lilly & Co	1.4
Broadcom Inc	1.4
31.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916180.100    3077-TSRS-0824

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Emerging Markets Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Emerging Markets Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.8%
	Shares	Value ($)
Australia - 1.0%
Paladin Energy Ltd. (Australia) (a)	1,273,652	10,603,673
Brazil - 2.9%
Gerdau SA sponsored ADR ADR	4,364,260	14,402,058
Localiza Rent a Car SA	3,859	28,994
Localiza Rent a Car SA rights 8/1/24 (a)	38	61
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,203,347	17,436,498
TOTAL BRAZIL		31,867,611
Canada - 2.7%
Barrick Gold Corp.	1,759,100	29,341,788
Chile - 1.8%
Antofagasta PLC	721,800	19,252,218
China - 28.3%
China Life Insurance Co. Ltd. (H Shares)	23,345,863	33,005,081
Haier Smart Home Co. Ltd. (A Shares)	7,998,897	31,237,221
Hansoh Pharmaceutical Group Co. Ltd. (b)	9,970,000	20,836,132
Industrial & Commercial Bank of China Ltd. (H Shares)	35,268,635	20,956,002
Kweichow Moutai Co. Ltd. (A Shares)	58,300	11,771,831
Meituan Class B (a)(b)	1,763,060	25,060,646
New Oriental Education & Technology Group, Inc. (a)	2,067,700	15,892,582
PDD Holdings, Inc. ADR (a)	181,700	24,157,015
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	1,097,600	2,695,952
Shangri-La Asia Ltd.	12,187,231	8,380,716
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,573,800	18,168,625
Tencent Holdings Ltd.	1,817,505	86,223,033
Tsingtao Brewery Co. Ltd. (H Shares)	1,578,900	10,534,020
TOTAL CHINA		308,918,856
Greece - 2.7%
National Bank of Greece SA (a)	3,571,300	29,771,338
Hong Kong - 1.0%
Pacific Basin Shipping Ltd.	33,224,000	10,466,195
Hungary - 1.8%
Richter Gedeon PLC	772,041	20,054,201
India - 9.7%
Axis Bank Ltd.	1,231,900	18,697,842
Bharat Heavy Electricals Ltd.	2,572,400	9,283,852
HDFC Bank Ltd.	992,815	20,055,608
ICICI Bank Ltd.	1,295,800	18,657,011
JK Cement Ltd.	209,600	11,035,615
Larsen & Toubro Ltd.	346,308	14,741,474
Solar Industries India Ltd.	108,829	13,082,379
TOTAL INDIA		105,553,781
Korea (South) - 13.6%
Hd Hyundai Mipo (a)	205,485	13,847,551
Hyundai Motor Co. Ltd.	73,040	15,613,227
Korea Aerospace Industries Ltd.	745,900	28,646,158
Samsung Biologics Co. Ltd. (a)(b)	17,400	9,166,289
Samsung Electronics Co. Ltd.	1,378,170	81,389,860
TOTAL KOREA (SOUTH)		148,663,085
Mexico - 3.4%
Grupo Financiero Banorte S.A.B. de CV	1,195,168	9,313,099
Wal-Mart de Mexico SA de CV Series V	8,022,600	27,301,835
TOTAL MEXICO		36,614,934
Peru - 2.3%
Credicorp Ltd. (United States)	152,600	24,618,958
Poland - 2.3%
Powszechna Kasa Oszczednosci Bank SA	1,598,400	24,982,631
Russia - 1.1%
LUKOIL PJSC sponsored ADR (a)(c)	437,463	7,016,907
Sberbank of Russia sponsored ADR (a)(c)	1,813,510	32,280
Yandex NV Series A (a)(c)	446,500	5,179,400
TOTAL RUSSIA		12,228,587
South Africa - 5.0%
FirstRand Ltd.	4,969,600	21,005,139
Impala Platinum Holdings Ltd.	3,687,516	18,313,792
MTN Group Ltd.	3,138,719	14,653,537
TOTAL SOUTH AFRICA		53,972,468
Taiwan - 15.2%
ECLAT Textile Co. Ltd.	1,048,000	17,053,493
HIWIN Technologies Corp.	2,290,967	15,010,489
Taiwan Semiconductor Manufacturing Co. Ltd.	3,805,175	112,504,211
Yageo Corp.	955,292	21,451,388
TOTAL TAIWAN		166,019,581
United Arab Emirates - 1.0%
Adnoc Gas PLC	14,443,800	11,364,711
TOTAL COMMON STOCKS (Cost $881,925,090)		1,044,294,616

Nonconvertible Preferred Stocks - 1.3%
	Shares	Value ($)
Brazil - 1.3%
Itau Unibanco Holding SA (Cost $9,624,704)	2,336,750	13,547,891

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $29,570,163)	29,564,250	29,570,163

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $921,119,957)	1,087,412,670
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,386,601
NET ASSETS - 100.0%	1,089,799,271

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,063,067 or 5.1% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	2,235,287	231,199,555	203,864,814	547,844	135	-	29,570,163	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	-	23,585,169	23,585,169	21,289	-	-	-	0.0%
Total	2,235,287	254,784,724	227,449,983	569,133	135	-	29,570,163

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	106,055,970	14,653,537	86,223,033	5,179,400
Consumer Discretionary	137,394,900	96,441,672	40,953,228	-
Consumer Staples	49,607,686	49,607,686	-	-
Energy	46,421,789	39,404,882	-	7,016,907
Financials	234,642,880	195,897,981	38,712,619	32,280
Health Care	50,056,622	50,056,622	-	-
Industrials	110,193,399	110,193,399	-	-
Information Technology	215,345,459	102,841,248	112,504,211	-
Materials	108,123,802	89,810,010	18,313,792	-

Money Market Funds	29,570,163	29,570,163	-	-
Total Investments in Securities:	1,087,412,670	778,477,200	296,706,883	12,228,587
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$5,871,234
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	6,357,353
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$12,228,587
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2024	$6,357,353

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $891,549,794)	$1,057,842,507
Fidelity Central Funds (cost $29,570,163)	29,570,163

Total Investment in Securities (cost $921,119,957)		$1,087,412,670
Cash		270,402
Foreign currency held at value (cost $422,419)		419,489
Receivable for investments sold		670
Receivable for fund shares sold		4,425,023
Dividends receivable		3,387,480
Distributions receivable from Fidelity Central Funds		91,635
Other receivables		126,289
Total assets		1,096,133,658
Liabilities
Payable for investments purchased	$480,207
Payable for fund shares redeemed	458,978
Accrued management fee	778,344
Distribution and service plan fees payable	53,235
Deferred taxes	4,421,498
Other payables and accrued expenses	142,125
Total liabilities		6,334,387
Net Assets		$1,089,799,271
Net Assets consist of:
Paid in capital		$1,033,496,915
Total accumulated earnings (loss)		56,302,356
Net Assets		$1,089,799,271

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($490,482,270 ÷ 42,266,614 shares)		$11.60
Service Class :
Net Asset Value, offering price and redemption price per share ($199,442,983 ÷ 17,154,638 shares)		$11.63
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($173,847,811 ÷ 15,010,849 shares)		$11.58
Investor Class :
Net Asset Value, offering price and redemption price per share ($226,026,207 ÷ 19,590,003 shares)		$11.54
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$13,930,287
Interest		919
Income from Fidelity Central Funds (including $21,289 from security lending)		569,133
Income before foreign taxes withheld		$14,500,339
Less foreign taxes withheld		(1,390,308)
Total income		13,110,031
Expenses
Management fee	$4,423,194
Transfer agent fees	131,169
Distribution and service plan fees	305,068
Accounting fees	74,294
Custodian fees and expenses	151,490
Independent trustees' fees and expenses	2,250
Audit	66,482
Legal	1,502
Interest	20,485
Miscellaneous	19,257
Total expenses before reductions	5,195,191
Expense reductions	(45,095)
Total expenses after reductions		5,150,096
Net Investment income (loss)		7,959,935
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,729,327)	10,929,655
Fidelity Central Funds	135
Foreign currency transactions	(590,113)
Total net realized gain (loss)		10,339,677
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,375,918)	83,217,103
Assets and liabilities in foreign currencies	(31,168)
Total change in net unrealized appreciation (depreciation)		83,185,935
Net gain (loss)		93,525,612
Net increase (decrease) in net assets resulting from operations		$101,485,547
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,959,935	$19,613,969
Net realized gain (loss)	10,339,677	(25,974,767)
Change in net unrealized appreciation (depreciation)	83,185,935	99,689,528
Net increase (decrease) in net assets resulting from operations	101,485,547	93,328,730
Distributions to shareholders	(876,331)	(21,738,144)

Share transactions - net increase (decrease)	(44,582,990)	(7,562,062)
Total increase (decrease) in net assets	56,026,226	64,028,524

Net Assets
Beginning of period	1,033,773,045	969,744,521
End of period	$1,089,799,271	$1,033,773,045

Financial Highlights
VIP Emerging Markets Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$9.87	$12.59	$14.75	$12.68	$9.95
Income from Investment Operations
Net investment income (loss) A,B	.09	.21 C	.24	.21	.11	.26 D
Net realized and unrealized gain (loss)	.94	.74	(2.78)	(.47)	3.46	2.66
Total from investment operations	1.03	.95	(2.54)	(.26)	3.57	2.92
Distributions from net investment income	(.01)	(.24)	(.18)	(.31)	(.10)	(.19)
Distributions from net realized gain	-	-	-	(1.59)	(1.39)	-
Total distributions	(.01)	(.24)	(.18)	(1.90)	(1.50) E	(.19)
Net asset value, end of period	$11.60	$10.58	$9.87	$12.59	$14.75	$12.68
Total Return F,G,H	9.74%	9.66%	(20.17)%	(2.17)%	31.27%	29.46%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.90% K	.92%	.92%	.91%	.92%	.96%
Expenses net of fee waivers, if any	.89 % K	.91%	.91%	.91%	.92%	.96%
Expenses net of all reductions	.89% K	.91%	.91%	.91%	.90%	.91%
Net investment income (loss)	1.58% K	2.04% C	2.29%	1.47%	.97%	2.25% D
Supplemental Data
Net assets, end of period (000 omitted)	$490,482	$487,596	$413,887	$484,510	$399,283	$273,578
Portfolio turnover rate L	53 % K	39%	62%	46%	80%	135%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.57%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.06%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Emerging Markets Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$9.89	$12.61	$14.77	$12.70	$9.97
Income from Investment Operations
Net investment income (loss) A,B	.08	.20 C	.23	.20	.11	.25 D
Net realized and unrealized gain (loss)	.95	.74	(2.78)	(.47)	3.45	2.66
Total from investment operations	1.03	.94	(2.55)	(.27)	3.56	2.91
Distributions from net investment income	(.01)	(.22)	(.17)	(.29)	(.10)	(.18)
Distributions from net realized gain	-	-	-	(1.59)	(1.39)	-
Total distributions	(.01)	(.22)	(.17)	(1.89) E	(1.49)	(.18)
Net asset value, end of period	$11.63	$10.61	$9.89	$12.61	$14.77	$12.70
Total Return F,G,H	9.71%	9.61%	(20.26)%	(2.28)%	31.17%	29.30%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.02% K	1.02%	1.02%	1.01%	1.02%	1.06%
Expenses net of fee waivers, if any	1.01 % K	1.01%	1.01%	1.01%	1.02%	1.06%
Expenses net of all reductions	1.01% K	1.01%	1.01%	1.01%	1.00%	1.01%
Net investment income (loss)	1.46% K	1.94% C	2.19%	1.37%	.87%	2.16% D
Supplemental Data
Net assets, end of period (000 omitted)	$199,443	$177,698	$197,602	$319,731	$316,596	$36,185
Portfolio turnover rate L	53 % K	39%	62%	46%	80%	135%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.47%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Emerging Markets Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$9.86	$12.58	$14.74	$12.69	$9.96
Income from Investment Operations
Net investment income (loss) A,B	.07	.18 C	.21	.18	.09	.23 D
Net realized and unrealized gain (loss)	.94	.75	(2.77)	(.47)	3.44	2.67
Total from investment operations	1.01	.93	(2.56)	(.29)	3.53	2.90
Distributions from net investment income	(.01)	(.21)	(.16)	(.28)	(.08)	(.17)
Distributions from net realized gain	-	-	-	(1.59)	(1.39)	-
Total distributions	(.01)	(.21)	(.16)	(1.87)	(1.48) E	(.17)
Net asset value, end of period	$11.58	$10.58	$9.86	$12.58	$14.74	$12.69
Total Return F,G,H	9.55%	9.49%	(20.37)%	(2.41)%	30.88%	29.19%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.16% K	1.17%	1.17%	1.16%	1.17%	1.21%
Expenses net of fee waivers, if any	1.15 % K	1.16%	1.17%	1.16%	1.17%	1.21%
Expenses net of all reductions	1.15% K	1.16%	1.17%	1.16%	1.15%	1.16%
Net investment income (loss)	1.32% K	1.79% C	2.04%	1.22%	.72%	2.01% D
Supplemental Data
Net assets, end of period (000 omitted)	$173,848	$157,772	$137,866	$145,374	$91,103	$47,476
Portfolio turnover rate L	53 % K	39%	62%	46%	80%	135%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .82%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Emerging Markets Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.53	$9.82	$12.52	$14.68	$12.63	$9.91
Income from Investment Operations
Net investment income (loss) A,B	.08	.20 C	.23	.20	.10	.25 D
Net realized and unrealized gain (loss)	.94	.74	(2.76)	(.47)	3.44	2.65
Total from investment operations	1.02	.94	(2.53)	(.27)	3.54	2.90
Distributions from net investment income	(.01)	(.23)	(.17)	(.30)	(.10)	(.18)
Distributions from net realized gain	-	-	-	(1.59)	(1.39)	-
Total distributions	(.01)	(.23)	(.17)	(1.89)	(1.49)	(.18)
Net asset value, end of period	$11.54	$10.53	$9.82	$12.52	$14.68	$12.63
Total Return E,F,G	9.69%	9.61%	(20.20)%	(2.28)%	31.16%	29.38%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.98% J	.99%	.99%	.99%	1.00%	1.04%
Expenses net of fee waivers, if any	.97 % J	.99%	.99%	.99%	1.00%	1.04%
Expenses net of all reductions	.97% J	.99%	.99%	.99%	.98%	.99%
Net investment income (loss)	1.50% J	1.96% C	2.22%	1.39%	.89%	2.18% D
Supplemental Data
Net assets, end of period (000 omitted)	$226,026	$210,708	$220,389	$303,059	$293,751	$209,811
Portfolio turnover rate K	53 % J	39%	62%	46%	80%	135%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.49%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$12,228,587	Market approach	Discount rate	20.0% - 50.0% / 20.1%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$272,706,855
Gross unrealized depreciation	(123,770,750)
Net unrealized appreciation (depreciation)	$148,936,105
Tax cost	$938,476,565

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(56,702,361)
Long-term	(42,370,957)
Total capital loss carryforward	$(99,073,318)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Emerging Markets Portfolio	277,440,550	351,118,274
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.85
Service Class	.85
Service Class 2.85
Investor Class	.93

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.85
Service Class	.85
Service Class 2.85
Investor Class	.93

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .77%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.50% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$99,396
Service Class 2	205,672
$305,068

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	49,686.0630
Service Class	18,309.0630
Service Class 2	16,076.0630
Investor Class	47,098.1390
	131,169

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Emerging Markets Portfolio	.0444

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Emerging Markets Portfolio	753

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Emerging Markets Portfolio	Borrower	12,042,182	5.57%	20,485

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP Emerging Markets Portfolio	2,942,181	4,639,784	819,401
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Emerging Markets Portfolio	951
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Emerging Markets Portfolio	2,313	-	-

8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $45,095.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Emerging Markets Portfolio
Distributions to shareholders
Initial Class	$411,203	$10,432,932
Service Class	151,169	3,752,146
Service Class 2	134,556	3,063,350
Investor Class	179,403	4,489,716
Total	$876,331	$21,738,144
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Emerging Markets Portfolio
Initial Class
Shares sold	6,841,821	17,232,219	$75,418,005	$175,824,961
Reinvestment of distributions	39,845	1,021,229	411,203	10,432,932
Shares redeemed	(10,684,433)	(14,111,973)	(119,435,383)	(146,554,091)
Net increase (decrease)	(3,802,767)	4,141,475	$(43,606,175)	$39,703,802
Service Class
Shares sold	3,211,246	1,890,368	$34,012,607	$19,536,650
Reinvestment of distributions	14,620	366,165	151,169	3,752,146
Shares redeemed	(2,820,256)	(5,483,043)	(31,653,745)	(56,029,027)
Net increase (decrease)	405,610	(3,226,510)	$2,510,031	$(32,740,231)
Service Class 2
Shares sold	1,481,578	3,649,996	$16,084,499	$37,985,313
Reinvestment of distributions	13,051	300,044	134,556	3,063,350
Shares redeemed	(1,401,524)	(3,010,040)	(15,504,678)	(30,778,926)
Net increase (decrease)	93,105	940,000	$714,377	$10,269,737
Investor Class
Shares sold	1,798,869	4,029,370	$20,793,175	$41,660,066
Reinvestment of distributions	17,486	441,711	179,403	4,489,716
Shares redeemed	(2,241,730)	(6,903,875)	(25,173,801)	(70,945,152)
Net increase (decrease)	(425,375)	(2,432,794)	$(4,201,223)	$(24,795,370)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Emerging Markets Portfolio	13%	2	25%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Emerging Markets Portfolio	39%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Emerging Markets Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreements with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.50% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP Emerging Markets Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 29, 2024, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered a pro forma management fee rate for Initial Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.858138.116
VIPEM-SANN-0824
Fidelity® Variable Insurance Products:

VIP Index 500 Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Index 500 Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	2,413,069	46,113,749
Verizon Communications, Inc.	1,416,591	58,420,213
		104,533,962
Entertainment - 1.2%
Electronic Arts, Inc.	81,900	11,411,127
Live Nation Entertainment, Inc. (a)	47,935	4,493,427
Netflix, Inc. (a)	145,015	97,867,723
Take-Two Interactive Software, Inc. (a)	53,440	8,309,386
The Walt Disney Co.	613,525	60,916,897
Warner Bros Discovery, Inc. (a)	750,404	5,583,006
		188,581,566
Interactive Media & Services - 6.7%
Alphabet, Inc.:
Class A	1,976,899	360,092,153
Class C	1,644,530	301,639,693
Match Group, Inc. (a)	89,404	2,716,094
Meta Platforms, Inc. Class A	737,507	371,865,780
		1,036,313,720
Media - 0.5%
Charter Communications, Inc. Class A (a)	32,961	9,854,021
Comcast Corp. Class A	1,317,280	51,584,685
Fox Corp.:
Class A	82,128	2,822,739
Class B	39,714	1,271,642
Interpublic Group of Companies, Inc. (b)	127,014	3,694,837
News Corp.:
Class A	127,366	3,511,481
Class B	38,754	1,100,226
Omnicom Group, Inc. (b)	65,906	5,911,768
Paramount Global Class B	166,368	1,728,564
		81,479,963
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	173,528	30,572,163
TOTAL COMMUNICATION SERVICES		1,441,481,374
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 0.1%
Aptiv PLC (a)	91,558	6,447,514
BorgWarner, Inc.	76,672	2,471,905
		8,919,419
Automobiles - 1.4%
Ford Motor Co.	1,319,740	16,549,540
General Motors Co.	383,982	17,839,804
Tesla, Inc. (a)	933,761	184,772,627
		219,161,971
Broadline Retail - 3.9%
Amazon.com, Inc. (a)	3,081,971	595,590,896
eBay, Inc.	170,287	9,147,818
Etsy, Inc. (a)	39,351	2,320,922
		607,059,636
Distributors - 0.1%
Genuine Parts Co.	46,877	6,484,027
LKQ Corp.	89,769	3,733,493
Pool Corp. (b)	12,898	3,963,942
		14,181,462
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	148,580	22,529,185
Booking Holdings, Inc.	11,418	45,232,407
Caesars Entertainment, Inc. (a)	72,826	2,894,105
Carnival Corp. (a)	339,925	6,363,396
Chipotle Mexican Grill, Inc. (a)	462,200	28,956,830
Darden Restaurants, Inc.	40,200	6,083,064
Domino's Pizza, Inc.	11,733	6,058,100
Expedia Group, Inc. (a)	42,721	5,382,419
Hilton Worldwide Holdings, Inc.	84,152	18,361,966
Las Vegas Sands Corp.	122,858	5,436,467
Marriott International, Inc. Class A	80,744	19,521,477
McDonald's Corp.	242,540	61,808,894
MGM Resorts International (a)	84,452	3,753,047
Norwegian Cruise Line Holdings Ltd. (a)	144,383	2,712,957
Royal Caribbean Cruises Ltd. (a)	79,679	12,703,223
Starbucks Corp.	381,153	29,672,761
Wynn Resorts Ltd.	31,778	2,844,131
Yum! Brands, Inc.	94,785	12,555,221
		292,869,650
Household Durables - 0.3%
D.R. Horton, Inc.	99,739	14,056,217
Garmin Ltd. (b)	51,713	8,425,082
Lennar Corp. Class A	82,402	12,349,588
Mohawk Industries, Inc. (a)	17,865	2,029,285
NVR, Inc. (a)	1,054	7,998,342
PulteGroup, Inc.	70,783	7,793,208
		52,651,722
Leisure Products - 0.0%
Hasbro, Inc.	43,983	2,573,006
Specialty Retail - 1.8%
AutoZone, Inc. (a)	5,824	17,262,918
Bath & Body Works, Inc.	75,269	2,939,254
Best Buy Co., Inc.	64,798	5,461,823
CarMax, Inc. (a)	52,964	3,884,380
Lowe's Companies, Inc.	192,565	42,452,880
O'Reilly Automotive, Inc. (a)	19,820	20,931,109
Ross Stores, Inc.	112,842	16,398,199
The Home Depot, Inc.	333,521	114,811,269
TJX Companies, Inc.	381,128	41,962,193
Tractor Supply Co. (b)	36,281	9,795,870
Ulta Beauty, Inc. (a)	16,131	6,224,469
		282,124,364
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	8,641	8,364,056
lululemon athletica, Inc. (a)	38,559	11,517,573
NIKE, Inc. Class B	407,696	30,728,048
Ralph Lauren Corp. Class A	13,146	2,301,339
Tapestry, Inc.	77,316	3,308,352
		56,219,368
TOTAL CONSUMER DISCRETIONARY		1,535,760,598
CONSUMER STAPLES - 5.7%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.) (b)	60,235	2,601,550
Constellation Brands, Inc. Class A (sub. vtg.)	54,188	13,941,489
Keurig Dr. Pepper, Inc.	351,260	11,732,084
Molson Coors Beverage Co. Class B (b)	61,181	3,109,830
Monster Beverage Corp. (a)	238,774	11,926,761
PepsiCo, Inc.	462,691	76,311,627
The Coca-Cola Co.	1,304,806	83,050,902
		202,674,243
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	149,257	126,866,957
Dollar General Corp.	73,890	9,770,475
Dollar Tree, Inc. (a)	69,766	7,448,916
Kroger Co.	225,277	11,248,081
Sysco Corp.	167,585	11,963,893
Target Corp.	155,693	23,048,792
Walgreens Boots Alliance, Inc.	241,190	2,917,193
Walmart, Inc.	1,437,600	97,339,896
		290,604,203
Food Products - 0.7%
Archer Daniels Midland Co.	166,407	10,059,303
Bunge Global SA	47,658	5,088,445
Campbell Soup Co.	66,292	2,995,735
Conagra Brands, Inc.	160,779	4,569,339
General Mills, Inc.	190,027	12,021,108
Hormel Foods Corp. (b)	97,551	2,974,330
Kellanova	88,541	5,107,045
Lamb Weston Holdings, Inc.	48,603	4,086,540
McCormick & Co., Inc. (non-vtg.)	84,671	6,006,561
Mondelez International, Inc.	451,453	29,543,084
The Hershey Co.	49,683	9,133,226
The J.M. Smucker Co.	35,696	3,892,292
The Kraft Heinz Co.	265,687	8,560,435
Tyson Foods, Inc. Class A	96,203	5,497,039
		109,534,482
Household Products - 1.2%
Church & Dwight Co., Inc.	82,291	8,531,931
Colgate-Palmolive Co.	276,122	26,794,879
Kimberly-Clark Corp.	113,317	15,660,409
Procter & Gamble Co.	794,279	130,992,493
The Clorox Co.	41,776	5,701,171
		187,680,883
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	78,414	8,343,250
Kenvue, Inc.	644,602	11,718,864
		20,062,114
Tobacco - 0.5%
Altria Group, Inc.	578,043	26,329,859
Philip Morris International, Inc.	523,177	53,013,525
		79,343,384
TOTAL CONSUMER STAPLES		889,899,309
ENERGY - 3.6%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	335,868	11,812,478
Halliburton Co.	297,950	10,064,751
Schlumberger Ltd.	481,029	22,694,948
		44,572,177
Oil, Gas & Consumable Fuels - 3.3%
APA Corp.	121,160	3,566,950
Chevron Corp.	576,816	90,225,559
ConocoPhillips Co.	393,596	45,019,510
Coterra Energy, Inc.	250,459	6,679,742
Devon Energy Corp.	212,682	10,081,127
Diamondback Energy, Inc.	60,019	12,015,204
EOG Resources, Inc.	193,412	24,344,768
EQT Corp. (b)	148,609	5,495,561
Exxon Mobil Corp.	1,509,694	173,795,973
Hess Corp.	93,013	13,721,278
Kinder Morgan, Inc.	649,839	12,912,301
Marathon Oil Corp.	189,812	5,441,910
Marathon Petroleum Corp.	118,573	20,570,044
Occidental Petroleum Corp.	223,791	14,105,547
ONEOK, Inc.	196,427	16,018,622
Phillips 66 Co.	142,677	20,141,712
Targa Resources Corp.	74,619	9,609,435
The Williams Companies, Inc.	410,171	17,432,268
Valero Energy Corp.	110,046	17,250,811
		518,428,322
TOTAL ENERGY		563,000,499
FINANCIALS - 12.3%
Banks - 3.2%
Bank of America Corp.	2,289,720	91,062,164
Citigroup, Inc.	641,932	40,737,005
Citizens Financial Group, Inc.	153,114	5,516,697
Fifth Third Bancorp	230,198	8,399,925
Huntington Bancshares, Inc.	487,881	6,430,272
JPMorgan Chase & Co.	966,430	195,470,132
KeyCorp	317,273	4,508,449
M&T Bank Corp.	56,151	8,499,015
PNC Financial Services Group, Inc.	133,910	20,820,327
Regions Financial Corp.	308,180	6,175,927
Truist Financial Corp.	450,317	17,494,815
U.S. Bancorp	525,149	20,848,415
Wells Fargo & Co.	1,173,283	69,681,277
		495,644,420
Capital Markets - 2.8%
Ameriprise Financial, Inc.	33,426	14,279,253
Bank of New York Mellon Corp.	251,674	15,072,756
BlackRock, Inc.	47,009	37,011,126
Blackstone, Inc.	240,505	29,774,519
Cboe Global Markets, Inc.	35,388	6,018,083
Charles Schwab Corp.	502,423	37,023,551
CME Group, Inc.	121,184	23,824,774
FactSet Research Systems, Inc. (b)	12,821	5,234,430
Franklin Resources, Inc.	101,069	2,258,892
Goldman Sachs Group, Inc.	108,522	49,086,671
Intercontinental Exchange, Inc.	193,035	26,424,561
Invesco Ltd.	151,245	2,262,625
KKR & Co. LP	223,983	23,571,971
MarketAxess Holdings, Inc.	12,751	2,556,958
Moody's Corp.	52,849	22,245,730
Morgan Stanley	421,139	40,930,499
MSCI, Inc.	26,662	12,844,419
NASDAQ, Inc.	128,093	7,718,884
Northern Trust Corp.	68,851	5,782,107
Raymond James Financial, Inc.	62,779	7,760,112
S&P Global, Inc.	107,726	48,045,796
State Street Corp.	101,384	7,502,416
T. Rowe Price Group, Inc.	75,147	8,665,201
		435,895,334
Consumer Finance - 0.5%
American Express Co.	191,238	44,281,159
Capital One Financial Corp.	128,590	17,803,286
Discover Financial Services	84,335	11,031,861
Synchrony Financial	135,125	6,376,549
		79,492,855
Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B (a)	609,256	247,845,341
Corpay, Inc. (a)	23,647	6,299,797
Fidelity National Information Services, Inc.	187,196	14,107,091
Fiserv, Inc. (a)	196,906	29,346,870
Global Payments, Inc.	85,897	8,306,240
Jack Henry & Associates, Inc.	24,557	4,076,953
MasterCard, Inc. Class A	276,298	121,891,626
PayPal Holdings, Inc. (a)	352,030	20,428,301
Visa, Inc. Class A	529,761	139,046,370
		591,348,589
Insurance - 2.0%
AFLAC, Inc.	174,023	15,541,994
Allstate Corp.	88,818	14,180,682
American International Group, Inc.	223,351	16,581,578
Aon PLC	73,174	21,482,423
Arch Capital Group Ltd. (a)	125,855	12,697,511
Arthur J. Gallagher & Co.	73,534	19,068,102
Assurant, Inc.	17,489	2,907,546
Brown & Brown, Inc.	79,681	7,124,278
Chubb Ltd. (b)	136,656	34,858,212
Cincinnati Financial Corp.	52,688	6,222,453
Everest Re Group Ltd. (b)	14,626	5,572,799
Globe Life, Inc.	28,253	2,324,657
Hartford Financial Services Group, Inc.	99,533	10,007,048
Loews Corp.	61,107	4,567,137
Marsh & McLennan Companies, Inc.	165,823	34,942,223
MetLife, Inc.	201,031	14,110,366
Principal Financial Group, Inc.	72,570	5,693,117
Progressive Corp.	197,110	40,941,718
Prudential Financial, Inc.	120,818	14,158,661
The Travelers Companies, Inc.	77,065	15,670,397
W.R. Berkley Corp. (b)	67,971	5,341,161
Willis Towers Watson PLC	34,407	9,019,451
		313,013,514
TOTAL FINANCIALS		1,915,394,712
HEALTH CARE - 11.6%
Biotechnology - 1.9%
AbbVie, Inc.	594,286	101,931,935
Amgen, Inc.	180,533	56,407,536
Biogen, Inc. (a)	49,000	11,359,180
Gilead Sciences, Inc.	419,280	28,766,801
Incyte Corp. (a)	53,505	3,243,473
Moderna, Inc. (a)	112,208	13,324,700
Regeneron Pharmaceuticals, Inc. (a)	35,696	37,517,567
Vertex Pharmaceuticals, Inc. (a)	86,845	40,705,988
		293,257,180
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	585,457	60,834,837
Align Technology, Inc. (a)	23,561	5,688,332
Baxter International, Inc.	171,493	5,736,441
Becton, Dickinson & Co.	97,251	22,728,531
Boston Scientific Corp. (a)	494,777	38,102,777
DexCom, Inc. (a)	133,836	15,174,326
Edwards Lifesciences Corp. (a)	202,797	18,732,359
GE Healthcare Technologies, Inc.	142,864	11,131,963
Hologic, Inc. (a)	78,542	5,831,744
IDEXX Laboratories, Inc. (a)	27,794	13,541,237
Insulet Corp. (a)	23,570	4,756,426
Intuitive Surgical, Inc. (a)	119,372	53,102,634
Medtronic PLC (b)	446,866	35,172,823
ResMed, Inc.	49,439	9,463,613
Solventum Corp.	46,514	2,459,660
STERIS PLC	33,276	7,305,413
Stryker Corp. (b)	114,102	38,823,206
Teleflex, Inc.	15,843	3,332,258
The Cooper Companies, Inc.	66,897	5,840,108
Zimmer Biomet Holdings, Inc.	69,235	7,514,075
		365,272,763
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	81,978	8,060,077
Cencora, Inc.	55,698	12,548,759
Centene Corp. (a)	179,598	11,907,347
Cigna Group	95,603	31,603,484
CVS Health Corp.	422,483	24,951,846
DaVita, Inc. (a)	17,415	2,413,197
Elevance Health, Inc.	78,219	42,383,747
HCA Holdings, Inc.	65,228	20,956,452
Henry Schein, Inc. (a)	43,096	2,762,454
Humana, Inc.	40,553	15,152,628
Labcorp Holdings, Inc.	28,370	5,773,579
McKesson Corp.	43,746	25,549,414
Molina Healthcare, Inc. (a)	19,721	5,863,053
Quest Diagnostics, Inc.	37,374	5,115,753
UnitedHealth Group, Inc.	309,746	157,741,248
Universal Health Services, Inc. Class B	20,085	3,714,319
		376,497,357
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	98,639	12,786,574
Bio-Rad Laboratories, Inc. Class A (a)	6,864	1,874,627
Bio-Techne Corp.	53,046	3,800,746
Charles River Laboratories International, Inc. (a)	17,335	3,581,064
Danaher Corp.	221,850	55,429,223
IQVIA Holdings, Inc. (a)	61,316	12,964,655
Mettler-Toledo International, Inc. (a)	7,187	10,044,479
Revvity, Inc.	41,512	4,352,948
Thermo Fisher Scientific, Inc.	128,462	71,039,486
Waters Corp. (a)	19,963	5,791,666
West Pharmaceutical Services, Inc.	24,514	8,074,666
		189,740,134
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	682,202	28,331,849
Catalent, Inc. (a)	60,844	3,421,258
Eli Lilly & Co.	268,673	243,251,161
Johnson & Johnson	809,946	118,381,707
Merck & Co., Inc.	852,393	105,526,253
Pfizer, Inc.	1,907,036	53,358,867
Viatris, Inc.	400,726	4,259,717
Zoetis, Inc. Class A	153,562	26,621,508
		583,152,320
TOTAL HEALTH CARE		1,807,919,754
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	23,873	7,024,392
General Dynamics Corp. (b)	76,515	22,200,062
General Electric Co.	368,378	58,561,051
Howmet Aerospace, Inc.	130,498	10,130,560
Huntington Ingalls Industries, Inc.	13,269	3,268,553
L3Harris Technologies, Inc.	63,849	14,339,208
Lockheed Martin Corp.	71,866	33,568,609
Northrop Grumman Corp.	46,816	20,409,435
RTX Corp.	447,430	44,917,498
Textron, Inc.	64,175	5,510,066
The Boeing Co. (a)	194,199	35,346,160
TransDigm Group, Inc.	18,832	24,059,952
		279,335,546
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	39,406	3,472,457
Expeditors International of Washington, Inc.	47,535	5,931,893
FedEx Corp.	76,190	22,844,810
United Parcel Service, Inc. Class B	245,470	33,592,570
		65,841,730
Building Products - 0.5%
A.O. Smith Corp.	40,645	3,323,948
Allegion PLC	29,425	3,476,564
Builders FirstSource, Inc. (a)	41,075	5,685,191
Carrier Global Corp.	281,999	17,788,497
Johnson Controls International PLC	226,716	15,069,813
Masco Corp.	74,151	4,943,647
Trane Technologies PLC	76,176	25,056,572
		75,344,232
Commercial Services & Supplies - 0.6%
Cintas Corp.	29,025	20,325,047
Copart, Inc.	294,444	15,947,087
Republic Services, Inc.	68,899	13,389,832
Rollins, Inc.	94,431	4,607,288
Veralto Corp.	73,946	7,059,625
Waste Management, Inc.	122,835	26,205,619
		87,534,498
Construction & Engineering - 0.1%
Quanta Services, Inc. (b)	49,264	12,517,490
Electrical Equipment - 0.7%
AMETEK, Inc.	77,899	12,986,542
Eaton Corp. PLC	134,548	42,187,525
Emerson Electric Co.	192,556	21,211,969
GE Vernova LLC	92,240	15,820,082
Generac Holdings, Inc. (a)	20,398	2,697,024
Hubbell, Inc.	18,065	6,602,396
Rockwell Automation, Inc.	38,365	10,561,117
		112,066,655
Ground Transportation - 1.0%
CSX Corp.	657,901	22,006,788
J.B. Hunt Transport Services, Inc.	27,459	4,393,440
Norfolk Southern Corp.	76,023	16,321,378
Old Dominion Freight Lines, Inc.	59,960	10,588,936
Uber Technologies, Inc. (a)	703,199	51,108,503
Union Pacific Corp.	205,331	46,458,192
		150,877,237
Industrial Conglomerates - 0.4%
3M Co.	186,228	19,030,639
Honeywell International, Inc.	219,151	46,797,505
		65,828,144
Machinery - 1.6%
Caterpillar, Inc.	164,585	54,823,264
Cummins, Inc.	46,031	12,747,365
Deere & Co. (b)	87,121	32,551,019
Dover Corp.	46,251	8,345,993
Fortive Corp.	118,475	8,778,998
IDEX Corp.	25,488	5,128,186
Illinois Tool Works, Inc.	91,389	21,655,537
Ingersoll Rand, Inc.	135,769	12,333,256
Nordson Corp.	18,271	4,237,776
Otis Worldwide Corp.	136,078	13,098,868
PACCAR, Inc.	176,395	18,158,101
Parker Hannifin Corp.	43,259	21,880,835
Pentair PLC	55,872	4,283,706
Snap-On, Inc.	17,753	4,640,457
Stanley Black & Decker, Inc.	51,786	4,137,184
Westinghouse Air Brake Tech Co.	59,362	9,382,164
Xylem, Inc.	81,593	11,066,459
		247,249,168
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)(b)	221,225	2,506,479
Delta Air Lines, Inc.	217,139	10,301,074
Southwest Airlines Co. (b)	201,381	5,761,510
United Airlines Holdings, Inc. (a)	110,639	5,383,694
		23,952,757
Professional Services - 0.6%
Automatic Data Processing, Inc.	137,743	32,877,877
Broadridge Financial Solutions, Inc. (b)	39,773	7,835,281
Dayforce, Inc. (a)(b)	53,134	2,635,446
Equifax, Inc.	41,599	10,086,094
Jacobs Solutions, Inc.	42,139	5,887,240
Leidos Holdings, Inc.	45,506	6,638,415
Paychex, Inc.	107,802	12,781,005
Paycom Software, Inc.	16,176	2,313,815
Verisk Analytics, Inc.	48,018	12,943,252
		93,998,425
Trading Companies & Distributors - 0.3%
Fastenal Co.	192,636	12,105,246
United Rentals, Inc.	22,410	14,493,219
W.W. Grainger, Inc.	14,717	13,278,266
		39,876,731
TOTAL INDUSTRIALS		1,254,422,613
INFORMATION TECHNOLOGY - 32.2%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	85,421	29,938,352
Cisco Systems, Inc.	1,362,707	64,742,210
F5, Inc. (a)	19,723	3,396,892
Juniper Networks, Inc.	109,370	3,987,630
Motorola Solutions, Inc.	56,132	21,669,759
		123,734,843
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	404,252	27,234,457
CDW Corp.	45,230	10,124,283
Corning, Inc.	259,457	10,079,904
Jabil, Inc.	40,584	4,415,133
Keysight Technologies, Inc. (a)	58,724	8,030,507
TE Connectivity Ltd.	103,056	15,502,714
Teledyne Technologies, Inc. (a)	15,959	6,191,773
Trimble, Inc. (a)	82,185	4,595,785
Zebra Technologies Corp. Class A (a)	17,310	5,347,578
		91,522,134
IT Services - 1.0%
Accenture PLC Class A	211,590	64,198,522
Akamai Technologies, Inc. (a)	51,257	4,617,231
Cognizant Technology Solutions Corp. Class A	167,320	11,377,760
EPAM Systems, Inc. (a)	19,509	3,669,838
Gartner, Inc. (a)	26,125	11,731,693
GoDaddy, Inc. (a)	47,430	6,626,445
IBM Corp.	309,145	53,466,628
VeriSign, Inc. (a)	29,162	5,185,004
		160,873,121
Semiconductors & Semiconductor Equipment - 11.9%
Advanced Micro Devices, Inc. (a)	543,938	88,232,183
Analog Devices, Inc.	166,878	38,091,572
Applied Materials, Inc.	279,628	65,989,412
Broadcom, Inc.	146,602	235,373,909
Enphase Energy, Inc. (a)	45,789	4,565,621
First Solar, Inc. (a)	36,039	8,125,353
Intel Corp.	1,432,645	44,369,016
KLA Corp.	45,311	37,359,373
Lam Research Corp.	43,999	46,852,335
Microchip Technology, Inc.	181,870	16,641,105
Micron Technology, Inc.	372,672	49,017,548
Monolithic Power Systems, Inc.	16,379	13,458,297
NVIDIA Corp.	8,278,309	1,022,702,294
NXP Semiconductors NV	86,046	23,154,118
ON Semiconductor Corp. (a)	144,784	9,924,943
Qorvo, Inc. (a)	32,507	3,772,112
Qualcomm, Inc.	376,250	74,941,475
Skyworks Solutions, Inc.	54,040	5,759,583
Teradyne, Inc.	52,535	7,790,415
Texas Instruments, Inc.	306,411	59,606,132
		1,855,726,796
Software - 10.9%
Adobe, Inc. (a)	150,769	83,758,210
ANSYS, Inc. (a)	29,378	9,445,027
Autodesk, Inc. (a)	72,011	17,819,122
Cadence Design Systems, Inc. (a)	91,586	28,185,592
Crowdstrike Holdings, Inc. (a)	77,628	29,746,273
Fair Isaac Corp. (a)	8,316	12,379,697
Fortinet, Inc. (a)	213,380	12,860,413
Gen Digital, Inc.	185,423	4,631,867
Intuit, Inc.	94,221	61,922,983
Microsoft Corp.	2,501,262	1,117,939,036
Oracle Corp.	536,489	75,752,247
Palo Alto Networks, Inc. (a)	108,734	36,861,913
PTC, Inc. (a)	40,301	7,321,483
Roper Technologies, Inc.	36,023	20,304,724
Salesforce, Inc.	326,860	84,035,706
ServiceNow, Inc. (a)	68,989	54,271,577
Synopsys, Inc. (a)	51,345	30,553,356
Tyler Technologies, Inc. (a)	14,286	7,182,715
		1,694,971,941
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	4,850,890	1,021,694,452
Hewlett Packard Enterprise Co.	437,606	9,264,119
HP, Inc.	290,432	10,170,929
NetApp, Inc.	69,448	8,944,902
Seagate Technology Holdings PLC	65,720	6,786,904
Super Micro Computer, Inc. (a)	16,950	13,887,983
Western Digital Corp. (a)	109,883	8,325,835
		1,079,075,124
TOTAL INFORMATION TECHNOLOGY		5,005,903,959
MATERIALS - 2.2%
Chemicals - 1.4%
Air Products & Chemicals, Inc. (b)	74,801	19,302,398
Albemarle Corp. (b)	39,575	3,780,204
Celanese Corp.	33,819	4,561,845
CF Industries Holdings, Inc.	61,513	4,559,344
Corteva, Inc.	234,564	12,652,382
Dow, Inc.	236,669	12,555,290
DuPont de Nemours, Inc.	140,714	11,326,070
Eastman Chemical Co.	39,605	3,880,102
Ecolab, Inc.	85,538	20,358,044
FMC Corp. (b)	42,049	2,419,920
International Flavors & Fragrances, Inc.	85,884	8,177,016
Linde PLC	161,782	70,991,559
LyondellBasell Industries NV Class A	86,578	8,282,051
PPG Industries, Inc.	79,211	9,971,873
Sherwin-Williams Co.	78,504	23,427,949
The Mosaic Co.	108,160	3,125,824
		219,371,871
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	20,744	11,239,099
Vulcan Materials Co.	44,508	11,068,249
		22,307,348
Containers & Packaging - 0.2%
Amcor PLC (b)	486,302	4,756,034
Avery Dennison Corp.	27,090	5,923,229
Ball Corp.	104,463	6,269,869
International Paper Co.	116,894	5,043,976
Packaging Corp. of America	30,009	5,478,443
WestRock Co.	86,886	4,366,890
		31,838,441
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	483,449	23,495,621
Newmont Corp.	387,970	16,244,304
Nucor Corp. (b)	80,696	12,756,424
Steel Dynamics, Inc.	49,715	6,438,093
		58,934,442
TOTAL MATERIALS		332,452,102
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	53,007	6,200,229
American Tower Corp.	157,158	30,548,372
AvalonBay Communities, Inc.	47,766	9,882,308
BXP, Inc.	48,626	2,993,417
Camden Property Trust (SBI)	35,852	3,911,812
Crown Castle, Inc.	146,237	14,287,355
Digital Realty Trust, Inc.	109,208	16,605,076
Equinix, Inc.	31,940	24,165,804
Equity Residential (SBI)	116,067	8,048,086
Essex Property Trust, Inc.	21,592	5,877,342
Extra Space Storage, Inc.	71,254	11,073,584
Federal Realty Investment Trust (SBI)	25,129	2,537,275
Healthpeak Properties, Inc.	236,849	4,642,240
Host Hotels & Resorts, Inc.	237,118	4,263,382
Invitation Homes, Inc.	193,768	6,954,334
Iron Mountain, Inc.	98,656	8,841,551
Kimco Realty Corp. (b)	224,806	4,374,725
Mid-America Apartment Communities, Inc.	39,325	5,608,138
Prologis, Inc.	311,583	34,993,887
Public Storage Operating Co.	53,225	15,310,171
Realty Income Corp.	293,053	15,479,059
Regency Centers Corp.	55,379	3,444,574
SBA Communications Corp. Class A	36,160	7,098,208
Simon Property Group, Inc.	109,662	16,646,692
UDR, Inc.	102,057	4,199,646
Ventas, Inc.	136,233	6,983,304
VICI Properties, Inc.	351,072	10,054,702
Welltower, Inc.	201,230	20,978,228
Weyerhaeuser Co.	245,189	6,960,916
		312,964,417
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	101,491	9,043,863
CoStar Group, Inc. (a)	137,467	10,191,803
		19,235,666
TOTAL REAL ESTATE		332,200,083
UTILITIES - 2.3%
Electric Utilities - 1.5%
Alliant Energy Corp.	86,286	4,391,957
American Electric Power Co., Inc.	177,401	15,565,164
Constellation Energy Corp.	106,089	21,246,444
Duke Energy Corp.	259,744	26,034,141
Edison International (b)	129,490	9,298,677
Entergy Corp.	71,866	7,689,662
Evergy, Inc.	77,422	4,101,043
Eversource Energy	118,548	6,722,857
Exelon Corp.	336,558	11,648,272
FirstEnergy Corp.	174,333	6,671,724
NextEra Energy, Inc.	691,430	48,960,158
NRG Energy, Inc.	70,159	5,462,580
PG&E Corp.	719,191	12,557,075
Pinnacle West Capital Corp. (b)	38,155	2,914,279
PPL Corp. (b)	248,310	6,865,772
Southern Co.	367,991	28,545,062
Xcel Energy, Inc.	186,995	9,987,403
		228,662,270
Gas Utilities - 0.0%
Atmos Energy Corp.	50,776	5,923,020
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	239,158	4,202,006
Vistra Corp.	109,916	9,450,578
		13,652,584
Multi-Utilities - 0.6%
Ameren Corp.	89,751	6,382,194
CenterPoint Energy, Inc.	215,303	6,670,087
CMS Energy Corp.	100,506	5,983,122
Consolidated Edison, Inc.	116,398	10,408,309
Dominion Energy, Inc.	282,092	13,822,508
DTE Energy Co.	69,649	7,731,735
NiSource, Inc.	150,868	4,346,507
Public Service Enterprise Group, Inc.	167,627	12,354,110
Sempra (b)	212,984	16,199,563
WEC Energy Group, Inc.	106,227	8,334,570
		92,232,705
Water Utilities - 0.1%
American Water Works Co., Inc.	65,572	8,469,280
TOTAL UTILITIES		348,939,859
TOTAL COMMON STOCKS (Cost $4,299,934,812)		15,427,374,862

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $5,477,211)	5,519,000	5,477,334

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (e)	99,604,406	99,624,327
Fidelity Securities Lending Cash Central Fund 5.38% (e)(f)	46,424,645	46,429,288
TOTAL MONEY MARKET FUNDS (Cost $146,051,298)		146,053,615

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $4,451,463,321)	15,578,905,811
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(34,885,751)
NET ASSETS - 100.0%	15,544,020,060

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	406	Sep 2024	112,086,450	370,736	370,736

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,972,177.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	117,664,213	390,671,748	408,710,855	2,216,280	(779)	-	99,624,327	0.2%
Fidelity Securities Lending Cash Central Fund 5.38%	37,723,681	513,826,587	505,120,980	61,516	-	-	46,429,288	0.2%
Total	155,387,894	904,498,335	913,831,835	2,277,796	(779)	-	146,053,615

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,441,481,374	1,441,481,374	-	-
Consumer Discretionary	1,535,760,598	1,535,760,598	-	-
Consumer Staples	889,899,309	889,899,309	-	-
Energy	563,000,499	563,000,499	-	-
Financials	1,915,394,712	1,915,394,712	-	-
Health Care	1,807,919,754	1,807,919,754	-	-
Industrials	1,254,422,613	1,254,422,613	-	-
Information Technology	5,005,903,959	5,005,903,959	-	-
Materials	332,452,102	332,452,102	-	-
Real Estate	332,200,083	332,200,083	-	-
Utilities	348,939,859	348,939,859	-	-

U.S. Government and Government Agency Obligations	5,477,334	-	5,477,334	-

Money Market Funds	146,053,615	146,053,615	-	-
Total Investments in Securities:	15,578,905,811	15,573,428,477	5,477,334	-
Derivative Instruments: Assets
Futures Contracts	370,736	370,736	-	-
Total Assets	370,736	370,736	-	-
Total Derivative Instruments:	370,736	370,736	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	370,736	0
Total Equity Risk	370,736	0
Total Value of Derivatives	370,736	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,194,084) - See accompanying schedule:
Unaffiliated issuers (cost $4,305,412,023)	$15,432,852,196
Fidelity Central Funds (cost $146,051,298)	146,053,615

Total Investment in Securities (cost $4,451,463,321)		$15,578,905,811
Cash		4,550
Receivable for investments sold		557,455
Receivable for fund shares sold		12,281,608
Dividends receivable		7,881,266
Distributions receivable from Fidelity Central Funds		375,588
Other receivables		106,430
Total assets		15,600,112,708
Liabilities
Payable for fund shares redeemed	$7,460,879
Accrued management fee	577,325
Distribution and service plan fees payable	558,902
Payable for daily variation margin on futures contracts	480,082
Other affiliated payables	577,325
Other payables and accrued expenses	29,788
Collateral on securities loaned	46,408,347
Total liabilities		56,092,648
Net Assets		$15,544,020,060
Net Assets consist of:
Paid in capital		$4,325,478,429
Total accumulated earnings (loss)		11,218,541,631
Net Assets		$15,544,020,060

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($12,719,215,145 ÷ 23,969,955 shares)		$530.63
Service Class :
Net Asset Value, offering price and redemption price per share ($205,499,050 ÷ 389,128 shares)		$528.10
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,619,305,865 ÷ 5,011,424 shares)		$522.67
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$101,809,348
Interest		153,693
Income from Fidelity Central Funds (including $61,516 from security lending)		2,277,796
Total income		104,240,837
Expenses
Management fee	$3,269,722
Transfer agent fees	3,868,033
Distribution and service plan fees	3,194,992
Independent trustees' fees and expenses	30,379
Total expenses before reductions	10,363,126
Expense reductions	(10,154)
Total expenses after reductions		10,352,972
Net Investment income (loss)		93,887,865
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,098,790
Fidelity Central Funds	(779)
Futures contracts	13,360,914
Total net realized gain (loss)		32,458,925
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,928,183,478
Futures contracts	(3,810,045)
Total change in net unrealized appreciation (depreciation)		1,924,373,433
Net gain (loss)		1,956,832,358
Net increase (decrease) in net assets resulting from operations		$2,050,720,223
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,887,865	$183,549,520
Net realized gain (loss)	32,458,925	(13,390,061)
Change in net unrealized appreciation (depreciation)	1,924,373,433	2,612,835,198
Net increase (decrease) in net assets resulting from operations	2,050,720,223	2,782,994,657
Distributions to shareholders	(38,693,898)	(282,961,836)

Share transactions - net increase (decrease)	3,711,591	806,514,394
Total increase (decrease) in net assets	2,015,737,916	3,306,547,215

Net Assets
Beginning of period	13,528,282,144	10,221,734,929
End of period	$15,544,020,060	$13,528,282,144

Financial Highlights
VIP Index 500 Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$461.79	$374.78	$468.27	$371.59	$320.35	$252.46
Income from Investment Operations
Net investment income (loss) A,B	3.32	6.54	6.03	5.42	5.43	5.54
Net realized and unrealized gain (loss)	66.87	90.48	(90.47)	99.69	52.57	72.46
Total from investment operations	70.19	97.02	(84.44)	105.11	58.00	78.00
Distributions from net investment income	(1.35)	(6.24)	(5.95)	(5.38)	(5.72)	(5.82)
Distributions from net realized gain	-	(3.77)	(3.09)	(3.04)	(1.04)	(4.29)
Total distributions	(1.35)	(10.01)	(9.05) C	(8.43) C	(6.76)	(10.11)
Net asset value, end of period	$530.63	$461.79	$374.78	$468.27	$371.59	$320.35
Total Return D,E,F	15.23%	26.19%	(18.21)%	28.58%	18.24%	31.35%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.34% I	1.57%	1.50%	1.28%	1.70%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$12,719,215	$11,016,176	$8,488,600	$10,323,307	$7,930,738	$7,294,879
Portfolio turnover rate J	3 % I	4%	7%	2%	8%	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Index 500 Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$459.76	$373.19	$466.34	$370.12	$319.14	$251.57
Income from Investment Operations
Net investment income (loss) A,B	3.06	6.10	5.60	4.97	5.09	5.23
Net realized and unrealized gain (loss)	66.56	90.08	(90.11)	99.27	52.34	72.18
Total from investment operations	69.62	96.18	(84.51)	104.24	57.43	77.41
Distributions from net investment income	(1.28)	(5.84)	(5.55)	(4.98)	(5.41)	(5.55)
Distributions from net realized gain	-	(3.77)	(3.09)	(3.04)	(1.04)	(4.29)
Total distributions	(1.28)	(9.61)	(8.64)	(8.02)	(6.45)	(9.84)
Net asset value, end of period	$528.10	$459.76	$373.19	$466.34	$370.12	$319.14
Total Return C,D,E	15.17%	26.07%	(18.30)%	28.45%	18.13%	31.22%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.20% H	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20 % H	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% H	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.24% H	1.47%	1.40%	1.18%	1.60%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$205,499	$183,012	$145,264	$175,058	$138,695	$117,666
Portfolio turnover rate I	3 % H	4%	7%	2%	8%	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Index 500 Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$455.28	$369.70	$461.95	$366.73	$316.37	$249.51
Income from Investment Operations
Net investment income (loss) A,B	2.66	5.43	4.98	4.30	4.61	4.77
Net realized and unrealized gain (loss)	65.91	89.18	(89.29)	98.34	51.78	71.54
Total from investment operations	68.57	94.61	(84.31)	102.64	56.39	76.31
Distributions from net investment income	(1.18)	(5.26)	(4.84)	(4.38)	(4.99)	(5.16)
Distributions from net realized gain	-	(3.77)	(3.09)	(3.04)	(1.04)	(4.29)
Total distributions	(1.18)	(9.03)	(7.94) C	(7.42)	(6.03)	(9.45)
Net asset value, end of period	$522.67	$455.28	$369.70	$461.95	$366.73	$316.37
Total Return D,E,F	15.08%	25.88%	(18.42)%	28.26%	17.95%	31.02%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.35% I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35 % I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.09% I	1.32%	1.25%	1.03%	1.45%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$2,619,306	$2,329,094	$1,587,871	$2,535,922	$2,016,568	$1,862,974
Portfolio turnover rate J	3 % I	4%	7%	2%	8%	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Index 500 Portfolio	$9,641

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,345,502,253
Gross unrealized depreciation	(242,311,173)
Net unrealized appreciation (depreciation)	$11,103,191,080
Tax cost	$4,476,085,467

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Long-term	(206,756)
Total capital loss carryforward	$(206756)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Index 500 Portfolio	265,451,496	187,574,714

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .09% of each class' average net assets (.10% prior to June 1, 2024), excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$97,662
Service Class 2	3,097,330
$3,194,992
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .045% of class-level average net assets (.055% prior to June 1, 2024). For the period, transfer agent fees for each class were as follows:

Initial Class	$ 3,156,282
Service Class	52,014
Service Class 2	659,737
$ 3,868,033

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Index 500 Portfolio	6,538	1	-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $10,154.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Index 500 Portfolio
Distributions to shareholders
Initial Class	$32,206,925	$235,364,725
Service Class	510,899	3,801,611
Service Class 2	5,976,074	43,795,500
Total	$38,693,898	$282,961,836

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Index 500 Portfolio
Initial Class
Shares sold	1,218,533	3,180,206	$601,462,183	$1,282,707,479
Reinvestment of distributions	66,524	564,464	32,206,925	235,364,724
Shares redeemed	(1,170,341)	(2,539,189)	(574,454,456)	(1,046,695,109)
Net increase (decrease)	114,716	1,205,481	$59,214,652	$471,377,094
Service Class
Shares sold	23,516	51,357	$11,525,464	$21,547,420
Reinvestment of distributions	1,060	9,169	510,899	3,801,612
Shares redeemed	(33,508)	(51,713)	(16,565,715)	(21,681,481)
Net increase (decrease)	(8,932)	8,813	$(4,529,352)	$3,667,551
Service Class 2
Shares sold	168,211	1,864,869	$82,495,764	$741,143,215
Reinvestment of distributions	12,520	106,746	5,976,074	43,795,500
Shares redeemed	(285,036)	(1,150,933)	(139,445,547)	(453,468,966)
Net increase (decrease)	(104,305)	820,682	$(50,973,709)	$331,469,749
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Index 500 Portfolio	42%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
VIP Index 500 Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it is the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of Initial Class of the fund, the Board considered the fund's management fee rate as well as other expenses, such as pricing and bookkeeping and transfer agent fees, paid by FMR. The Board also considered other "class-level" expenses, such as fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.10%; Service Class: 0.20%; and Service Class 2: 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.705630.126
VIPIDX-SANN-0824
Fidelity® Variable Insurance Products:

VIP International Capital Appreciation Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP International Capital Appreciation Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
Brazil - 1.5%
MercadoLibre, Inc. (a)	6,246	10,264,676
Canada - 9.0%
Alimentation Couche-Tard, Inc. (multi-vtg.)	176,827	9,922,889
Brookfield Asset Management Ltd. Class A	235,379	8,956,171
Canadian Pacific Kansas City Ltd.	148,528	11,697,238
CGI, Inc. Class A (sub. vtg.) (a)	89,515	8,934,815
Constellation Software, Inc.	4,238	12,211,314
Constellation Software, Inc. warrants 3/31/40 (a)(b)	4,999	0
Thomson Reuters Corp.	59,566	10,040,945
TOTAL CANADA		61,763,372
Denmark - 3.2%
Novo Nordisk A/S Series B	152,842	21,869,378
France - 14.1%
Air Liquide SA	64,024	11,049,736
Capgemini SA	50,221	9,975,776
Compagnie de St.-Gobain	120,400	9,364,007
Dassault Systemes SA	246,259	9,259,579
EssilorLuxottica SA	46,177	9,949,996
Hermes International SCA	4,413	10,113,859
L'Oreal SA	25,147	11,068,843
LVMH Moet Hennessy Louis Vuitton SE	20,043	15,388,837
Safran SA	49,484	10,429,170
TOTAL FRANCE		96,599,803
Germany - 3.0%
HeidelbergCement AG	47,926	4,969,417
SAP SE	77,393	15,546,364
TOTAL GERMANY		20,515,781
India - 8.2%
Axis Bank Ltd.	768,779	11,668,568
Bharti Airtel Ltd.	651,692	11,289,230
HDFC Bank Ltd.	611,678	12,356,354
ICICI Bank Ltd.	819,926	11,805,347
Larsen & Toubro Ltd.	224,808	9,569,520
TOTAL INDIA		56,689,019
Indonesia - 1.5%
PT Bank Central Asia Tbk	17,118,756	10,375,796
Ireland - 1.3%
Kingspan Group PLC (Ireland)	108,403	9,229,488
Italy - 1.6%
Ferrari NV (Italy)	26,839	10,942,547
Japan - 7.8%
Hitachi Ltd.	483,120	10,878,088
Hoya Corp.	82,551	9,653,460
Keyence Corp.	24,646	10,787,018
Shin-Etsu Chemical Co. Ltd.	277,516	10,790,278
Tokyo Electron Ltd.	52,457	11,482,859
TOTAL JAPAN		53,591,703
Netherlands - 6.4%
ASM International NV (Netherlands)	14,981	11,420,049
ASML Holding NV (Netherlands)	20,867	21,266,944
Wolters Kluwer NV	66,838	11,080,608
TOTAL NETHERLANDS		43,767,601
Sweden - 3.0%
ASSA ABLOY AB (B Shares)	341,079	9,659,544
Atlas Copco AB (A Shares)	591,391	11,104,109
TOTAL SWEDEN		20,763,653
Switzerland - 4.7%
ABB Ltd. (Reg.)	196,457	10,893,722
Compagnie Financiere Richemont SA Series A	74,879	11,702,312
Partners Group Holding AG	7,352	9,443,161
TOTAL SWITZERLAND		32,039,195
Taiwan - 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,014,241	29,987,156
United Kingdom - 13.2%
3i Group PLC	266,530	10,272,309
Ashtead Group PLC	147,873	9,873,445
BAE Systems PLC	588,759	9,806,746
Compass Group PLC	357,315	9,734,452
InterContinental Hotel Group PLC	95,106	9,993,396
London Stock Exchange Group PLC	84,329	9,999,597
RELX PLC (London Stock Exchange)	265,706	12,174,354
Rolls-Royce Holdings PLC (a)	1,619,900	9,303,475
Sage Group PLC	688,754	9,477,068
TOTAL UNITED KINGDOM		90,634,842
United States of America - 15.0%
Arthur J. Gallagher & Co.	35,043	9,087,000
Experian PLC	229,294	10,683,891
Holcim AG	46,900	4,145,588
Linde PLC	21,417	9,397,994
Marsh & McLennan Companies, Inc.	44,835	9,447,631
MasterCard, Inc. Class A	20,145	8,887,168
Moody's Corp.	23,786	10,012,241
S&P Global, Inc.	21,628	9,646,088
Schneider Electric SA	56,003	13,426,477
Visa, Inc. Class A	33,675	8,838,677
Waste Connections, Inc. (Canada)	53,882	9,453,819
TOTAL UNITED STATES OF AMERICA		103,026,574
TOTAL COMMON STOCKS (Cost $472,929,710)		672,060,584

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (c) (Cost $10,529,897)	10,527,792	10,529,897

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $483,459,607)	682,590,481
NET OTHER ASSETS (LIABILITIES) - 0.6%	4,029,991
NET ASSETS - 100.0%	686,620,472

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	8,339,368	129,898,148	127,708,370	303,848	751	-	10,529,897	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	3,964,125	26,647,254	30,611,379	2,376	-	-	-	0.0%
Total	12,303,493	156,545,402	158,319,749	306,224	751	-	10,529,897

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	11,289,230	11,289,230	-	-
Consumer Discretionary	78,140,079	31,321,082	46,818,997	-
Consumer Staples	20,991,732	9,922,889	11,068,843	-
Financials	140,796,108	96,362,501	44,433,607	-
Health Care	41,472,834	9,949,996	31,522,838	-
Industrials	188,668,646	81,628,954	107,039,692	-
Information Technology	150,348,942	42,043,246	108,305,696	-
Materials	40,353,013	14,367,411	25,985,602	-

Money Market Funds	10,529,897	10,529,897	-	-
Total Investments in Securities:	682,590,481	307,415,206	375,175,275	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $472,929,710)	$672,060,584
Fidelity Central Funds (cost $10,529,897)	10,529,897

Total Investment in Securities (cost $483,459,607)		$682,590,481
Foreign currency held at value (cost $1,802,389)		1,802,777
Receivable for investments sold		8,429,941
Receivable for fund shares sold		109,244
Dividends receivable		622,875
Reclaims receivable		1,169,354
Distributions receivable from Fidelity Central Funds		56,896
Other receivables		239,957
Total assets		695,021,525
Liabilities
Payable to custodian bank	$52,570
Payable for investments purchased	5,055,239
Payable for fund shares redeemed	696,782
Accrued management fee	449,605
Distribution and service plan fees payable	24,928
Deferred taxes	1,956,658
Other payables and accrued expenses	165,271
Total liabilities		8,401,053
Net Assets		$686,620,472
Net Assets consist of:
Paid in capital		$508,087,767
Total accumulated earnings (loss)		178,532,705
Net Assets		$686,620,472

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($196,288,270 ÷ 8,555,125 shares)		$22.94
Service Class :
Net Asset Value, offering price and redemption price per share ($4,810,316 ÷ 210,507 shares)		$22.85
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($117,923,404 ÷ 5,210,625 shares)		$22.63
Investor Class :
Net Asset Value, offering price and redemption price per share ($367,598,482 ÷ 16,180,255 shares)		$22.72
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$5,996,220
Interest		1,287
Income from Fidelity Central Funds (including $2,376 from security lending)		306,224
Income before foreign taxes withheld		$6,303,731
Less foreign taxes withheld		(533,748)
Total income		5,769,983
Expenses
Management fee	$2,493,050
Transfer agent fees	111,394
Distribution and service plan fees	140,686
Accounting fees	51,441
Custodian fees and expenses	56,608
Independent trustees' fees and expenses	1,406
Audit	58,165
Legal	462
Miscellaneous	9,417
Total expenses before reductions	2,922,629
Expense reductions	(28,858)
Total expenses after reductions		2,893,771
Net Investment income (loss)		2,876,212
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $371,203)	36,432,459
Fidelity Central Funds	751
Foreign currency transactions	1,740
Total net realized gain (loss)		36,434,950
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $145,936)	12,062,390
Assets and liabilities in foreign currencies	(41,297)
Total change in net unrealized appreciation (depreciation)		12,021,093
Net gain (loss)		48,456,043
Net increase (decrease) in net assets resulting from operations		$51,332,255
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,876,212	$1,788,465
Net realized gain (loss)	36,434,950	5,890,446
Change in net unrealized appreciation (depreciation)	12,021,093	127,788,158
Net increase (decrease) in net assets resulting from operations	51,332,255	135,467,069
Distributions to shareholders	-	(1,768,610)

Share transactions - net increase (decrease)	1,968,147	6,643,708
Total increase (decrease) in net assets	53,300,402	140,342,167

Net Assets
Beginning of period	633,320,070	492,977,903
End of period	$686,620,472	$633,320,070

Financial Highlights
VIP International Capital Appreciation Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.20	$16.69	$24.37	$23.03	$19.50	$14.82
Income from Investment Operations
Net investment income (loss) A,B	.11	.08	.06	.02	.08	.14 C
Net realized and unrealized gain (loss)	1.63	4.51	(6.24)	2.75	4.13	4.79
Total from investment operations	1.74	4.59	(6.18)	2.77	4.21	4.93
Distributions from net investment income	-	(.08)	(.05)	-	(.06)	(.09) D
Distributions from net realized gain	-	-	(1.45)	(1.43)	(.61)	(.16) D
Total distributions	-	(.08)	(1.50)	(1.43)	(.68) E	(.25)
Net asset value, end of period	$22.94	$21.20	$16.69	$24.37	$23.03	$19.50
Total Return F,G,H	8.21%	27.50%	(26.40)%	12.39%	22.18%	33.33%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.79% K	.83%	.82%	.82%	.85%	.86%
Expenses net of fee waivers, if any	.78 % K	.82%	.82%	.82%	.85%	.86%
Expenses net of all reductions	.78% K	.82%	.82%	.82%	.80%	.84%
Net investment income (loss)	.95% K	.39%	.33%	.08%	.39%	.78% C
Supplemental Data
Net assets, end of period (000 omitted)	$196,288	$184,496	$144,579	$185,777	$162,289	$235,985
Portfolio turnover rate L	77 % K	72%	104%	147%	158%	137%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .46%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP International Capital Appreciation Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.13	$16.62	$24.28	$22.97	$19.46	$14.79
Income from Investment Operations
Net investment income (loss) A,B	.09	.06	.04	- C	.06	.12 D
Net realized and unrealized gain (loss)	1.63	4.50	(6.22)	2.73	4.12	4.78
Total from investment operations	1.72	4.56	(6.18)	2.73	4.18	4.90
Distributions from net investment income	-	(.05)	(.03)	-	(.06)	(.07) E
Distributions from net realized gain	-	-	(1.45)	(1.42)	(.61)	(.16) E
Total distributions	-	(.05)	(1.48)	(1.42)	(.67)	(.23)
Net asset value, end of period	$22.85	$21.13	$16.62	$24.28	$22.97	$19.46
Total Return F,G,H	8.14%	27.46%	(26.49)%	12.21%	22.11%	33.15%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.90% K	.93%	.92%	.92%	.94%	.96%
Expenses net of fee waivers, if any	.89 % K	.92%	.92%	.92%	.94%	.96%
Expenses net of all reductions	.89% K	.92%	.92%	.92%	.90%	.94%
Net investment income (loss)	.84% K	.29%	.23%	(.02)%	.30%	.68% D
Supplemental Data
Net assets, end of period (000 omitted)	$4,810	$4,053	$3,877	$5,064	$3,298	$739
Portfolio turnover rate L	77 % K	72%	104%	147%	158%	137%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .36%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP International Capital Appreciation Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.94	$16.49	$24.11	$22.81	$19.33	$14.70
Income from Investment Operations
Net investment income (loss) A,B	.08	.03	.01	(.04)	.03	.09 C
Net realized and unrealized gain (loss)	1.61	4.45	(6.16)	2.73	4.09	4.75
Total from investment operations	1.69	4.48	(6.15)	2.69	4.12	4.84
Distributions from net investment income	-	(.03)	(.02)	-	(.03)	(.04) D
Distributions from net realized gain	-	-	(1.45)	(1.39)	(.61)	(.16) D
Total distributions	-	(.03)	(1.47)	(1.39)	(.64)	(.21) E
Net asset value, end of period	$22.63	$20.94	$16.49	$24.11	$22.81	$19.33
Total Return F,G,H	8.07%	27.18%	(26.57)%	12.11%	21.91%	32.93%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.05% K	1.08%	1.07%	1.07%	1.09%	1.11%
Expenses net of fee waivers, if any	1.04 % K	1.07%	1.07%	1.07%	1.09%	1.11%
Expenses net of all reductions	1.04% K	1.07%	1.07%	1.07%	1.05%	1.09%
Net investment income (loss)	.69% K	.14%	.08%	(.17)%	.15%	.53% C
Supplemental Data
Net assets, end of period (000 omitted)	$117,923	$102,350	$67,491	$68,271	$41,512	$25,986
Portfolio turnover rate L	77 % K	72%	104%	147%	158%	137%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .21%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP International Capital Appreciation Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.00	$16.53	$24.15	$22.85	$19.35	$14.71
Income from Investment Operations
Net investment income (loss) A,B	.10	.06	.04	- C	.06	.12 D
Net realized and unrealized gain (loss)	1.62	4.47	(6.17)	2.72	4.10	4.75
Total from investment operations	1.72	4.53	(6.13)	2.72	4.16	4.87
Distributions from net investment income	-	(.06)	(.03)	-	(.05)	(.07) E
Distributions from net realized gain	-	-	(1.45)	(1.42)	(.61)	(.16) E
Total distributions	-	(.06)	(1.49) F	(1.42)	(.66)	(.23)
Net asset value, end of period	$22.72	$21.00	$16.53	$24.15	$22.85	$19.35
Total Return G,H,I	8.19%	27.42%	(26.45)%	12.24%	22.14%	33.16%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.87% L	.90%	.90%	.90%	.92%	.94%
Expenses net of fee waivers, if any	.86 % L	.90%	.90%	.90%	.92%	.94%
Expenses net of all reductions	.86% L	.90%	.90%	.90%	.88%	.92%
Net investment income (loss)	.87% L	.32%	.25%	-% M	.32%	.70% D
Supplemental Data
Net assets, end of period (000 omitted)	$367,598	$342,421	$277,031	$426,865	$378,864	$319,432
Portfolio turnover rate N	77 % L	72%	104%	147%	158%	137%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .38%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount represents less than .005%.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$201,375,130
Gross unrealized depreciation	(3,539,934)
Net unrealized appreciation (depreciation)	$197,835,196
Tax cost	$484,755,285

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(56,005,980)
Total capital loss carryforward	$(56,005,980)
The Fund elected to defer to its next fiscal year $18,370 of ordinary losses recognized during the period November 1, 2023 to December 31, 2023.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP International Capital Appreciation Portfolio	252,651,414	255,287,237
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.74
Service Class	.74
Service Class 2.74
Investor Class	.82

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.74
Service Class	.74
Service Class 2.74
Investor Class	.82

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,262
Service Class 2	138,424
$140,686

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	19,648.0630
Service Class	448.0630
Service Class 2	10,792.0630
Investor Class	80,506.1390
	111,394

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP International Capital Appreciation Portfolio	.0481

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP International Capital Appreciation Portfolio	222

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP International Capital Appreciation Portfolio	11,493,303	26,034,593	4,224,274
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP International Capital Appreciation Portfolio	588
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP International Capital Appreciation Portfolio	246	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $540.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28,318.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP International Capital Appreciation Portfolio
Distributions to shareholders
Initial Class	$ -	$653,377
Service Class	-	10,008
Service Class 2	-	141,561
Investor Class	-	963,664
Total	$ -	$1,768,610
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP International Capital Appreciation Portfolio
Initial Class
Shares sold	100,132	461,433	$2,264,496	$8,751,478
Reinvestment of distributions	-	32,680	-	653,377
Shares redeemed	(247,040)	(455,989)	(5,531,299)	(8,618,997)
Net increase (decrease)	(146,908)	38,124	$(3,266,803)	$785,858
Service Class
Shares sold	76,445	19,960	$1,725,956	$372,424
Reinvestment of distributions	-	487	-	9,735
Shares redeemed	(57,761)	(61,838)	(1,313,178)	(1,175,502)
Net increase (decrease)	18,684	(41,391)	$412,778	$(793,343)
Service Class 2
Shares sold	817,181	1,541,977	$18,269,558	$29,210,824
Reinvestment of distributions	-	7,150	-	141,561
Shares redeemed	(494,539)	(755,176)	(10,732,860)	(14,219,614)
Net increase (decrease)	322,642	793,951	$7,536,698	$15,132,771
Investor Class
Shares sold	450,053	1,485,936	$9,994,642	$28,031,009
Reinvestment of distributions	-	48,643	-	963,664
Shares redeemed	(574,080)	(1,989,473)	(12,709,168)	(37,476,251)
Net increase (decrease)	(124,027)	(454,894)	$(2,714,526)	$(8,481,578)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP International Capital Appreciation Portfolio	56%	1	25%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP International Capital Appreciation Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreements with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.44% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP International Capital Appreciation Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered a pro forma management fee rate for Initial Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and above the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board also considered that the servicing component of the VIP universe differs by class for both Fidelity's and competitor's VIP classes and that the servicing component of Initial Class is split between the class-level and the annuity level whereas other competitor classes provide all servicing at the annuity level. The Board noted that when servicing is provided at the annuity level it is not reflected in the total expense ratio of that class.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.818378.119
VIPCAP-SANN-0824
Fidelity® Variable Insurance Products:

VIP Contrafund℠ Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Contrafund℠ Portfolio
Consolidated Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 16.6%
Entertainment - 1.9%
Liberty Media Corp. Liberty Formula One Class C	431,227	30,979,348
Liberty Media Corp. Liberty Live Class C	17,283	661,420
Lionsgate Studios Corp. (a)	216,181	1,742,419
Netflix, Inc. (b)	564,399	380,901,597
Sea Ltd. ADR Class A (b)	46,600	3,328,172
Spotify Technology SA (b)	14,700	4,612,713
The Walt Disney Co.	186,758	18,543,202
Universal Music Group NV	893,773	26,588,191
		467,357,062
Interactive Media & Services - 14.5%
Alphabet, Inc. Class C	8,512,840	1,561,425,113
Bumble, Inc. (b)	224,471	2,359,190
Epic Games, Inc. (a)(b)(c)	18,849	11,309,400
Meta Platforms, Inc. Class A	3,864,822	1,948,720,549
Pinterest, Inc. Class A (b)	100,000	4,407,000
Reddit, Inc.:
Class A (d)	85,410	5,456,845
Class B (i)	112,531	7,189,606
		3,540,867,703
Media - 0.2%
Charter Communications, Inc. Class A (b)	171,600	51,301,536
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	8,000	1,409,440
TOTAL COMMUNICATION SERVICES		4,060,935,741
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 0.5%
BYD Co. Ltd. (H Shares)	109,500	3,252,023
General Motors Co.	1,945,200	90,373,992
Hyundai Motor Co. Ltd.	154,020	32,923,730
Rad Power Bikes, Inc. (a)(b)(c)	401,674	100,419
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	384,164	595,454
Toyota Motor Corp.	175,200	3,594,662
		130,840,280
Broadline Retail - 5.2%
Amazon.com, Inc. (b)	6,275,940	1,212,825,405
Coupang, Inc. Class A (b)	1,085,395	22,739,025
Dollarama, Inc.	83,900	7,660,501
JD.com, Inc. sponsored ADR	102,400	2,646,016
MercadoLibre, Inc. (b)	10,200	16,762,680
Pan Pacific International Holdings Ltd.	58,800	1,375,440
PDD Holdings, Inc. ADR (b)	19,600	2,605,820
		1,266,614,887
Diversified Consumer Services - 0.0%
Duolingo, Inc. (b)	51,540	10,754,852
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc. Class A (b)	469,812	71,237,594
Booking Holdings, Inc.	8,600	34,068,900
Cava Group, Inc. (d)	145,100	13,458,025
Chipotle Mexican Grill, Inc. (b)	1,597,000	100,052,050
Domino's Pizza, Inc.	11,200	5,782,896
Doordash, Inc. (b)	186,877	20,328,480
Dutch Bros, Inc. (b)	72,300	2,993,220
Expedia Group, Inc. (b)	105,000	13,228,950
Hilton Worldwide Holdings, Inc.	269,900	58,892,180
Marriott International, Inc. Class A	18,300	4,424,391
Misa Investments Ltd.	132,200	4,486,868
Restaurant Brands International, Inc.	124,300	8,758,832
		337,712,386
Household Durables - 0.7%
D.R. Horton, Inc.	99,400	14,008,442
Garmin Ltd.	33,245	5,416,275
Lennar Corp. Class A	361,598	54,192,692
NVR, Inc. (b)	6,300	47,807,928
PulteGroup, Inc.	516,600	56,877,660
TopBuild Corp. (b)	2,000	770,540
		179,073,537
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A (b)	46,700	8,305,128
AutoZone, Inc. (b)	29,000	85,958,900
Dick's Sporting Goods, Inc.	116,629	25,057,741
Fanatics, Inc. Class A (a)(b)(c)	232,280	15,783,426
Fast Retailing Co. Ltd.	23,800	6,020,001
Gap, Inc.	439,224	10,493,061
Group 1 Automotive, Inc.	1,200	356,736
Industria de Diseno Textil SA	29,400	1,458,927
Lowe's Companies, Inc.	293,375	64,677,453
Murphy U.S.A., Inc.	111,680	52,429,293
O'Reilly Automotive, Inc. (b)	28,300	29,886,498
Ross Stores, Inc.	45,400	6,597,528
The Home Depot, Inc.	363,260	125,048,622
TJX Companies, Inc.	495,954	54,604,535
Williams-Sonoma, Inc.	148,904	42,046,022
		528,723,871
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	45,700	10,914,159
Asics Corp.	124,000	1,911,854
Birkenstock Holding PLC	23,300	1,267,753
Canva, Inc. Class A (a)(c)	9,774	10,425,535
Crocs, Inc. (b)	509,400	74,341,836
Deckers Outdoor Corp. (b)	13,559	13,124,434
NIKE, Inc. Class B	930	70,094
On Holding AG (b)	521,935	20,251,078
Prada SpA	190,900	1,427,646
Ralph Lauren Corp. Class A	41,300	7,229,978
		140,964,367
TOTAL CONSUMER DISCRETIONARY		2,594,684,180
CONSUMER STAPLES - 2.3%
Beverages - 0.2%
Kweichow Moutai Co. Ltd. (A Shares)	4,700	949,016
The Coca-Cola Co.	686,600	43,702,090
		44,651,106
Consumer Staples Distribution & Retail - 1.6%
Alimentation Couche-Tard, Inc. (multi-vtg.)	187,300	10,510,596
Casey's General Stores, Inc.	41,700	15,911,052
Costco Wholesale Corp.	418,001	355,296,670
Walmart, Inc.	185,700	12,573,747
		394,292,065
Food Products - 0.0%
Ajinomoto Co., Inc.	37,400	1,316,302
Bowery Farming, Inc. (b)(c)	34,182	684
Bowery Farming, Inc. warrants (a)(b)(c)	12,010	240
Mondelez International, Inc.	87,300	5,712,912
		7,030,138
Household Products - 0.4%
Procter & Gamble Co.	633,000	104,394,360
Personal Care Products - 0.1%
AMOREPACIFIC Corp.	12,870	1,560,215
L'Oreal SA	16,000	7,042,649
		8,602,864
TOTAL CONSUMER STAPLES		558,970,533
ENERGY - 1.8%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	64,500	1,686,675
Oil, Gas & Consumable Fuels - 1.8%
ARC Resources Ltd.	74,200	1,323,944
Cameco Corp.	26,100	1,284,157
Cameco Corp.	289,100	14,223,720
Canadian Natural Resources Ltd.	800,200	28,503,159
Cenovus Energy, Inc. (Canada)	66,700	1,311,036
ConocoPhillips Co.	277,700	31,763,326
Diamondback Energy, Inc.	45,200	9,048,588
Exxon Mobil Corp.	1,226,200	141,160,144
Hess Corp.	73,413	10,829,886
Marathon Petroleum Corp.	630,600	109,396,488
Occidental Petroleum Corp.	593,362	37,399,607
Phillips 66 Co.	36,200	5,110,354
PrairieSky Royalty Ltd.	121,000	2,299,624
Reliance Industries Ltd.	130,581	4,904,277
Sable Offshore Corp. (a)	519,473	7,828,458
Shell PLC ADR	124,800	9,008,064
Valero Energy Corp.	190,700	29,894,132
		445,288,964
TOTAL ENERGY		446,975,639
FINANCIALS - 12.4%
Banks - 2.4%
AIB Group PLC	1,134,300	5,996,147
Banco Santander SA (Spain)	1,399,600	6,512,022
Bank of America Corp.	2,022,847	80,448,625
Bank of Ireland Group PLC	361,500	3,781,666
Citigroup, Inc.	332,300	21,087,758
East West Bancorp, Inc.	17,400	1,274,202
First Citizens Bancshares, Inc.	7,400	12,458,714
JPMorgan Chase & Co.	1,271,339	257,141,026
Nu Holdings Ltd. Class A (b)	1,424,700	18,364,383
Royal Bank of Canada	249,094	26,519,894
Starling Bank Ltd. Series D (a)(b)(c)	2,643,467	10,258,732
Wells Fargo & Co.	2,469,600	146,669,544
		590,512,713
Capital Markets - 1.0%
Ameriprise Financial, Inc.	150,500	64,292,095
Blackstone, Inc.	40,811	5,052,402
Brookfield Asset Management Ltd.:
Class A	6,417	244,287
Class A	264,900	10,079,445
Brookfield Corp. (Canada) Class A	41,900	1,742,707
Coinbase Global, Inc. (b)	50,400	11,200,392
Goldman Sachs Group, Inc.	32,900	14,881,328
Interactive Brokers Group, Inc.	23,500	2,881,100
KKR & Co. LP	73,400	7,724,616
London Stock Exchange Group PLC	81,000	9,604,849
Moody's Corp.	20,983	8,832,374
Morgan Stanley	347,300	33,754,087
MSCI, Inc.	108,628	52,331,539
Raymond James Financial, Inc.	4,000	494,440
UBS Group AG	464,680	13,679,989
		236,795,650
Consumer Finance - 0.7%
American Express Co.	673,600	155,972,080
Capital One Financial Corp.	64,800	8,971,560
Discover Financial Services	51,800	6,775,958
		171,719,598
Financial Services - 6.3%
Apollo Global Management, Inc.	433,000	51,124,310
Berkshire Hathaway, Inc. Class B (b)	2,380,188	968,260,478
Block, Inc. Class A (b)	30,200	1,947,598
Fiserv, Inc. (b)	9,400	1,400,976
MasterCard, Inc. Class A	372,700	164,420,332
PayPal Holdings, Inc. (b)	124,100	7,201,523
Toast, Inc. (b)	52,700	1,358,079
Visa, Inc. Class A	1,353,117	355,152,619
		1,550,865,915
Insurance - 2.0%
American International Group, Inc.	610,611	45,331,761
Arthur J. Gallagher & Co.	346,000	89,721,260
Chubb Ltd.	208,900	53,286,212
Fairfax Financial Holdings Ltd. (sub. vtg.)	13,900	15,813,009
Intact Financial Corp.	199,000	33,166,909
Kinsale Capital Group, Inc.	7,988	3,077,617
Marsh & McLennan Companies, Inc.	384,215	80,961,785
Progressive Corp.	693,000	143,943,030
The Travelers Companies, Inc.	123,400	25,092,156
		490,393,739
TOTAL FINANCIALS		3,040,287,615
HEALTH CARE - 13.5%
Biotechnology - 3.0%
Alnylam Pharmaceuticals, Inc. (b)	227,486	55,279,098
Apogee Therapeutics, Inc.	44,600	1,755,010
Blueprint Medicines Corp. (b)	7,700	829,906
Celldex Therapeutics, Inc. (b)	80,600	2,983,006
Dyne Therapeutics, Inc. (b)	42,800	1,510,412
Galapagos NV sponsored ADR (b)	65,435	1,621,479
Incyte Corp. (b)	24,000	1,454,880
Insmed, Inc. (b)	27,100	1,815,700
Janux Therapeutics, Inc. (b)	52,500	2,199,225
Krystal Biotech, Inc. (b)	1,416	260,034
Moderna, Inc. (b)	147,400	17,503,750
Neurocrine Biosciences, Inc. (b)	9,800	1,349,166
Recursion Pharmaceuticals, Inc. Class A (b)(d)	217,265	1,629,488
Regeneron Pharmaceuticals, Inc. (b)	362,034	380,508,595
Sarepta Therapeutics, Inc. (b)	7,000	1,106,000
Vaxcyte, Inc. (b)	78,200	5,904,882
Vertex Pharmaceuticals, Inc. (b)	559,015	262,021,511
Viking Therapeutics, Inc. (b)	29,100	1,542,591
		741,274,733
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	130,200	11,598,216
Boston Scientific Corp. (b)	1,844,200	142,021,842
DexCom, Inc. (b)	253,000	28,685,140
EssilorLuxottica SA	12,774	2,752,479
Intuitive Surgical, Inc. (b)	283,118	125,945,042
ResMed, Inc.	176,000	33,689,920
Straumann Holding AG	15,933	1,973,780
Stryker Corp.	87,000	29,601,750
The Cooper Companies, Inc.	41,400	3,614,220
		379,882,389
Health Care Providers & Services - 2.7%
Cencora, Inc.	310,311	69,913,068
Centene Corp. (b)	610,000	40,443,000
Elevance Health, Inc.	15,300	8,290,458
McKesson Corp.	173,900	101,564,556
Molina Healthcare, Inc. (b)	199,200	59,222,160
Tenet Healthcare Corp. (b)	65,300	8,686,859
UnitedHealth Group, Inc.	741,240	377,483,882
		665,603,983
Health Care Technology - 0.2%
Doximity, Inc. (b)	1,357,800	37,977,666
Life Sciences Tools & Services - 0.5%
Danaher Corp.	32,163	8,035,926
Mettler-Toledo International, Inc. (b)	8,668	12,114,310
Thermo Fisher Scientific, Inc.	166,168	91,890,904
Veterinary Emergency Group LLC Class A (a)(b)(c)(e)	155,147	8,512,916
		120,554,056
Pharmaceuticals - 5.5%
Eli Lilly & Co.	1,112,953	1,007,645,387
Galderma Group AG	85,000	6,997,162
Intra-Cellular Therapies, Inc. (b)	151,330	10,364,592
Merck & Co., Inc.	2,256,200	279,317,560
Novo Nordisk A/S Series B	167,800	24,009,641
Royalty Pharma PLC	261,169	6,887,027
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	1,136,746	18,472,123
UCB SA	36,400	5,406,884
		1,359,100,376
TOTAL HEALTH CARE		3,304,393,203
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (b)	24,000	7,061,760
General Dynamics Corp.	14,200	4,119,988
General Electric Co.	1,266,877	201,395,437
Howmet Aerospace, Inc.	880,100	68,322,163
Loar Holdings, Inc.	19,100	1,020,131
Lockheed Martin Corp.	3,700	1,728,270
Northrop Grumman Corp.	6,900	3,008,055
Relativity Space, Inc. warrants (a)(b)(c)	10,617	173,057
Rolls-Royce Holdings PLC (b)	1,881,700	10,807,055
Space Exploration Technologies Corp. (a)(b)(c)	175,917	19,702,704
TransDigm Group, Inc.	77,700	99,270,297
		416,608,917
Air Freight & Logistics - 0.0%
Zipline International, Inc. (a)(b)(c)	50,479	2,117,594
Building Products - 0.9%
Builders FirstSource, Inc. (b)	343,000	47,474,630
Carrier Global Corp.	698,900	44,086,612
The AZEK Co., Inc. Class A, (b)	28,200	1,188,066
Trane Technologies PLC	399,820	131,512,793
		224,262,101
Commercial Services & Supplies - 0.6%
Cintas Corp.	82,055	57,459,834
Clean Harbors, Inc. (b)	80,244	18,147,181
Clean TeQ Water Pty Ltd. (b)	3,117	561
Copart, Inc.	679,700	36,812,552
GFL Environmental, Inc.	273,000	10,632,243
RB Global, Inc.	37,000	2,825,320
Republic Services, Inc.	52,500	10,202,850
Veralto Corp.	102,154	9,752,642
Waste Connections, Inc. (United States)	16,700	2,928,512
		148,761,695
Construction & Engineering - 0.6%
Centuri Holdings, Inc.	67,184	1,308,744
EMCOR Group, Inc.	234,950	85,775,546
Quanta Services, Inc.	192,579	48,932,398
		136,016,688
Electrical Equipment - 1.6%
AMETEK, Inc.	215,329	35,897,498
Eaton Corp. PLC	446,676	140,055,260
Fuji Electric Co. Ltd.	21,300	1,217,095
GE Vernova LLC	337,419	57,870,733
Generac Holdings, Inc. (b)	31,200	4,125,264
Hubbell, Inc.	85,857	31,379,016
Nextracker, Inc. Class A (b)	590,800	27,696,704
nVent Electric PLC	816,601	62,559,803
Vertiv Holdings Co.	270,100	23,382,557
		384,183,930
Ground Transportation - 0.2%
Canadian Pacific Kansas City Ltd.	313,900	24,721,016
Old Dominion Freight Lines, Inc.	3,900	688,740
Uber Technologies, Inc. (b)	261,200	18,984,016
		44,393,772
Industrial Conglomerates - 0.0%
3M Co.	124,500	12,722,655
Machinery - 1.1%
Caterpillar, Inc.	85,100	28,346,810
Deere & Co.	21,800	8,145,134
Indutrade AB	46,600	1,194,128
Ingersoll Rand, Inc.	68,400	6,213,456
Mitsubishi Heavy Industries Ltd.	315,400	3,395,305
PACCAR, Inc.	1,071,695	110,320,283
Parker Hannifin Corp.	206,200	104,298,022
Westinghouse Air Brake Tech Co.	25,200	3,982,860
		265,895,998
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	156,000	18,164,640
Professional Services - 0.2%
RELX PLC (London Stock Exchange)	353,974	16,218,696
Thomson Reuters Corp.	74,865	12,619,873
UL Solutions, Inc. Class A	37,700	1,590,563
Verisk Analytics, Inc.	78,900	21,267,495
		51,696,627
Trading Companies & Distributors - 0.5%
Fastenal Co.	15,800	992,872
Ferguson PLC	26,600	5,151,090
FTAI Aviation Ltd.	50,200	5,182,146
Itochu Corp.	93,300	4,586,461
Mitsui & Co. Ltd.	119,800	2,732,233
United Rentals, Inc.	31,800	20,566,014
W.W. Grainger, Inc.	103,800	93,652,512
		132,863,328
TOTAL INDUSTRIALS		1,837,687,945
INFORMATION TECHNOLOGY - 31.6%
Communications Equipment - 0.5%
Arista Networks, Inc. (b)	345,574	121,116,776
Motorola Solutions, Inc.	23,300	8,994,965
		130,111,741
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp. Class A	5,099,370	343,544,557
Fabrinet (b)	14,000	3,427,060
		346,971,617
IT Services - 0.2%
Accenture PLC Class A	30,397	9,222,754
Cloudflare, Inc. (b)	29,600	2,451,768
Gartner, Inc. (b)	17,591	7,899,414
GoDaddy, Inc. (b)	10,500	1,466,955
Okta, Inc. (b)	13,000	1,216,930
Shopify, Inc. Class A (b)	434,300	28,701,482
Wix.com Ltd. (b)	7,819	1,243,768
X Holdings Corp. Class A (a)(b)(c)	55,300	1,609,230
		53,812,301
Semiconductors & Semiconductor Equipment - 13.9%
Advanced Micro Devices, Inc. (b)	514,873	83,517,549
Advantest Corp.	95,600	3,874,281
Analog Devices, Inc.	89,105	20,339,107
Applied Materials, Inc.	162,600	38,371,974
Arm Holdings Ltd. ADR	40,400	6,610,248
ASML Holding NV (depository receipt)	18,300	18,715,959
Astera Labs, Inc.	45,900	2,777,409
Broadcom, Inc.	228,000	366,060,840
First Solar, Inc. (b)	5,700	1,285,122
KLA Corp.	251,500	207,364,265
Lam Research Corp.	137,200	146,097,420
Micron Technology, Inc.	32,800	4,314,184
Monolithic Power Systems, Inc.	43,950	36,112,836
NVIDIA Corp.	18,947,100	2,340,724,730
NXP Semiconductors NV	31,800	8,557,062
Qorvo, Inc. (b)	203,600	23,625,744
Qualcomm, Inc.	280,417	55,853,458
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	251,800	43,765,358
		3,407,967,546
Software - 11.1%
Adobe, Inc. (b)	82,400	45,776,496
ANSYS, Inc. (b)	8,200	2,636,300
Cadence Design Systems, Inc. (b)	525,921	161,852,188
Check Point Software Technologies Ltd. (b)	44,000	7,260,000
Clear Secure, Inc.	319,847	5,984,337
Constellation Software, Inc.	500	1,440,693
CoreWeave, Inc. Class A (c)	10,206	7,945,065
Crowdstrike Holdings, Inc. (b)	52,100	19,964,199
CyberArk Software Ltd. (b)	11,700	3,199,014
Datadog, Inc. Class A (b)	65,100	8,442,819
Fair Isaac Corp. (b)	300	446,598
Figma, Inc. (a)(c)	166,194	3,854,039
HubSpot, Inc. (b)	7,300	4,305,467
Intuit, Inc.	12,932	8,499,040
Microsoft Corp.	4,891,600	2,186,300,620
Monday.com Ltd. (b)	7,700	1,853,852
Oracle Corp.	44,900	6,339,880
Palo Alto Networks, Inc. (b)	27,300	9,254,973
Roper Technologies, Inc.	2,410	1,358,421
Rubrik, Inc. (d)	59,400	1,821,204
Salesforce, Inc.	285,738	73,463,240
Samsara, Inc. (b)	240,455	8,103,334
ServiceNow, Inc. (b)	59,702	46,965,772
Stripe, Inc. Class B (a)(b)(c)	74,500	1,937,000
Synopsys, Inc. (b)	147,600	87,830,856
Tanium, Inc. Class B (a)(b)(c)	350,002	2,968,017
Zoom Video Communications, Inc. Class A (b)	80,400	4,758,876
		2,714,562,300
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	5,116,800	1,077,700,416
Dell Technologies, Inc.	135,327	18,662,947
Samsung Electronics Co. Ltd.	93,540	5,524,143
		1,101,887,506
TOTAL INFORMATION TECHNOLOGY		7,755,313,011
MATERIALS - 1.2%
Chemicals - 0.3%
Air Products & Chemicals, Inc.	115,700	29,856,385
Linde PLC	17,400	7,635,294
Sherwin-Williams Co.	34,035	10,157,065
Westlake Corp.	95,356	13,809,456
		61,458,200
Construction Materials - 0.1%
CRH PLC	110,600	8,292,788
Martin Marietta Materials, Inc.	10,000	5,418,000
Vulcan Materials Co.	43,300	10,767,844
		24,478,632
Containers & Packaging - 0.0%
International Paper Co.	102,500	4,422,875
Metals & Mining - 0.8%
ATI, Inc. (b)	109,600	6,077,320
Franco-Nevada Corp.	100,555	11,922,094
Freeport-McMoRan, Inc.	828,672	40,273,459
Ivanhoe Electric, Inc. (b)	404,700	3,796,086
Ivanhoe Mines Ltd. (b)	3,342,300	43,120,935
Lundin Gold, Inc.	94,900	1,401,944
Novagold Resources, Inc. (b)	174,778	611,956
Nucor Corp.	193,087	30,523,193
Orla Mining Ltd. (b)	2,050,500	7,868,956
Steel Dynamics, Inc.	434,931	56,323,565
		201,919,508
TOTAL MATERIALS		292,279,215
UTILITIES - 0.7%
Electric Utilities - 0.3%
Constellation Energy Corp.	353,455	70,786,433
Kansai Electric Power Co., Inc.	97,000	1,628,805
NRG Energy, Inc.	89,600	6,976,256
		79,391,494
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	10,600	746,028
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	1,211,767	104,187,727
TOTAL UTILITIES		184,325,249
TOTAL COMMON STOCKS (Cost $9,477,549,479)		24,075,852,331

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	60,761	14,688,364
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	52,367	13,092
Series C (a)(b)(c)	206,059	98,908
Series D (a)(b)(c)	277,030	199,462
		311,462
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	2,500	663,525
TOTAL CONSUMER DISCRETIONARY		974,987
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G (a)(b)(c)	5,376	169,075
Series H (a)(b)(c)	6,820	275,187
		444,262
FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd.:
Series E (a)(b)(c)	103,462	3,206,287
Series F (a)(b)(c)	65,587	2,032,541
Tenstorrent Holdings, Inc. Series C1 (a)(c)	62,943	4,385,239
		9,624,067
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	515,200	1,576,512
Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E (a)(b)(c)	229,170	3,201,505
Series F (a)(b)(c)	6,800	94,996
Somatus, Inc. Series E (a)(b)(c)	1,539	1,599,637
		4,896,138
TOTAL HEALTH CARE		6,472,650
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
Relativity Space, Inc.:
Series E (a)(b)(c)	208,655	4,588,323
Series F (a)(c)	106,172	2,329,414
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	7,336	8,216,320
Series J (a)(c)	49,518	55,460,160
Series N (a)(b)(c)	39,568	44,316,160
		114,910,377
Air Freight & Logistics - 0.0%
Zipline International, Inc.:
Series E (a)(b)(c)	132,331	5,551,285
Series F (a)(b)(c)	90,550	3,798,573
Series G (a)(c)	80,131	3,361,495
		12,711,353
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	26,772	3,357,477
TOTAL INDUSTRIALS		130,979,207
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Moloco, Inc. Series A (a)(c)	44,901	2,448,452
Nuro, Inc.:
Series C (a)(b)(c)	305,791	877,620
Series D (a)(b)(c)	63,961	234,737
Stripe, Inc.:
Series H (a)(b)(c)	30,400	790,400
Series I (a)(b)(c)	203,647	5,294,822
		9,646,031
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $121,149,510)		172,829,568

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (a)(c) (Cost $384,164)	384,164	557,768

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (g)	275,546,793	275,601,903
Fidelity Securities Lending Cash Central Fund 5.38% (g)(h)	6,246,600	6,247,225
TOTAL MONEY MARKET FUNDS (Cost $281,844,220)		281,849,128

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,880,927,373)	24,531,088,795
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(17,478,818)
NET ASSETS - 100.0%	24,513,609,977

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $272,305,976 or 1.1% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $7,189,606 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,762,067

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	6,657,837

Canva, Inc. Class A	3/18/24	10,425,546

Circle Internet Financial Ltd. Series E	5/11/21	1,679,200

Circle Internet Financial Ltd. Series F	5/09/22	2,763,836

Discord, Inc. Series I	9/15/21	1,376,561

ElevateBio LLC Series C	3/09/21	2,161,264

Epic Games, Inc.	7/13/20 - 7/30/20	10,838,175

Fanatics, Inc. Class A	8/13/20 - 12/15/21	7,999,410

Figma, Inc.	5/15/24	3,854,537

GoBrands, Inc. Series G	3/02/21	1,342,480

GoBrands, Inc. Series H	7/22/21	2,649,506

Lionsgate Studios Corp.	12/22/23	2,081,823

Lyra Health, Inc. Series E	1/14/21	2,098,418

Lyra Health, Inc. Series F	6/04/21	106,790

Moloco, Inc. Series A	6/26/23	2,694,060

Nuro, Inc. Series C	10/30/20	3,991,979

Nuro, Inc. Series D	10/29/21	1,333,313

Rad Power Bikes, Inc.	1/21/21	1,937,611

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	252,610

Rad Power Bikes, Inc. Series C	1/21/21	993,996

Rad Power Bikes, Inc. Series D	9/17/21	2,655,000

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	384,164

Relativity Space, Inc. Series E	5/27/21	4,764,658

Relativity Space, Inc. Series F	11/14/23	2,406,601

Relativity Space, Inc. warrants	11/14/23	0

Sable Offshore Corp.	1/16/24	5,194,730

Somatus, Inc. Series E	1/31/22	1,342,985

Space Exploration Technologies Corp.	2/16/21 - 5/24/22	10,018,108

Space Exploration Technologies Corp. Series G	9/07/23	5,942,160

Space Exploration Technologies Corp. Series J	9/07/23	40,109,580

Space Exploration Technologies Corp. Series N	8/04/20	10,683,360

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	5,186,912

Stripe, Inc. Class B	5/18/21	2,989,564

Stripe, Inc. Series H	3/15/21	1,219,800

Stripe, Inc. Series I	3/20/23 - 5/12/23	4,100,257

Tanium, Inc. Class B	9/18/20	3,988,343

Tenstorrent Holdings, Inc. Series C1	4/23/21	3,742,265

Veterinary Emergency Group LLC Class A	9/16/21 - 11/13/23	5,851,651

X Holdings Corp. Class A	10/25/22	5,530,000

Zipline International, Inc.	10/12/21	1,817,244

Zipline International, Inc. Series E	12/21/20	4,317,881

Zipline International, Inc. Series F	4/11/23	3,639,847

Zipline International, Inc. Series G	6/07/24	3,361,199

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	395,872,372	2,190,777,194	2,311,052,972	9,213,618	5,309	-	275,601,903	0.5%
Fidelity Securities Lending Cash Central Fund 5.38%	16,332,762	155,177,951	165,263,488	37,143	-	-	6,247,225	0.0%
Total	412,205,134	2,345,955,145	2,476,316,460	9,250,761	5,309	-	281,849,128

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,075,624,105	4,023,038,150	26,588,191	25,997,764
Consumer Discretionary	2,595,659,167	2,550,166,439	17,612,907	27,879,821
Consumer Staples	559,414,795	550,610,658	8,358,951	445,186
Energy	446,975,639	446,975,639	-	-
Financials	3,049,911,682	3,013,912,012	16,116,871	19,882,799
Health Care	3,310,865,853	3,271,870,646	24,009,641	14,985,566
Industrials	1,968,667,152	1,776,737,745	38,956,845	152,972,562
Information Technology	7,764,959,042	7,733,125,379	3,874,281	27,959,382
Materials	292,279,215	292,279,215	-	-
Utilities	184,325,249	182,696,444	1,628,805	-

Preferred Securities	557,768	-	-	557,768

Money Market Funds	281,849,128	281,849,128	-	-
Total Investments in Securities:	24,531,088,795	24,123,261,455	137,146,492	270,680,848
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$236,373,012
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	20,393,935
Cost of Purchases	17,665,685
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(3,751,784)
Ending Balance	$270,680,848
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2024	$20,393,935

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,097,963) - See accompanying schedule:
Unaffiliated issuers (cost $9,599,083,153)	$24,249,239,667
Fidelity Central Funds (cost $281,844,220)	281,849,128

Total Investment in Securities (cost $9,880,927,373)		$24,531,088,795
Foreign currency held at value (cost $771,593)		771,592
Receivable for investments sold		18,672,132
Receivable for fund shares sold		4,219,923
Dividends receivable		5,741,634
Distributions receivable from Fidelity Central Funds		1,118,589
Other receivables		903,448
Total assets		24,562,516,113
Liabilities
Payable to custodian bank	$5,837
Payable for investments purchased	1,925,627
Payable for fund shares redeemed	24,919,052
Accrued management fee	11,454,829
Distribution and service plan fees payable	2,107,515
Other payables and accrued expenses	2,249,976
Collateral on securities loaned	6,243,300
Total liabilities		48,906,136
Commitments and contingent liabilities (see Commitments note)
Net Assets		$24,513,609,977
Net Assets consist of:
Paid in capital		$8,578,204,665
Total accumulated earnings (loss)		15,935,405,312
Net Assets		$24,513,609,977

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($10,247,602,445 ÷ 169,141,566 shares)		$60.59
Service Class :
Net Asset Value, offering price and redemption price per share ($1,902,336,267 ÷ 31,633,239 shares)		$60.14
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($9,396,953,988 ÷ 161,287,530 shares)		$58.26
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,966,717,277 ÷ 49,422,749 shares)		$60.03
Consolidated Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$78,008,058
Income from Fidelity Central Funds (including $37,143 from security lending)		9,250,761
Total income		87,258,819
Expenses
Management fee	$62,929,881
Transfer agent fees	2,597,830
Distribution and service plan fees	11,897,048
Accounting fees	286,408
Custodian fees and expenses	106,001
Independent trustees' fees and expenses	47,501
Audit	41,678
Legal	22,763
Miscellaneous	1,007,255
Total expenses before reductions	78,936,365
Expense reductions	(948,686)
Total expenses after reductions		77,987,679
Net Investment income (loss)		9,271,140
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $96,800)	1,301,600,463
Fidelity Central Funds	5,309
Foreign currency transactions	(124,158)
Total net realized gain (loss)		1,301,481,614
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $11,292)	3,717,956,004
Unfunded commitments	134,032
Assets and liabilities in foreign currencies	(41,155)
Total change in net unrealized appreciation (depreciation)		3,718,048,881
Net gain (loss)		5,019,530,495
Net increase (decrease) in net assets resulting from operations		$5,028,801,635
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,271,140	$82,903,790
Net realized gain (loss)	1,301,481,614	596,291,261
Change in net unrealized appreciation (depreciation)	3,718,048,881	4,695,038,802
Net increase (decrease) in net assets resulting from operations	5,028,801,635	5,374,233,853
Distributions to shareholders	(84,136,520)	(748,784,809)

Share transactions - net increase (decrease)	(1,006,163,867)	(920,961,947)
Total increase (decrease) in net assets	3,938,501,248	3,704,487,097

Net Assets
Beginning of period	20,575,108,729	16,870,621,632
End of period	$24,513,609,977	$20,575,108,729

Consolidated Financial Highlights
VIP Contrafund℠ Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$48.63	$37.88	$54.35	$48.17	$37.17	$32.13
Income from Investment Operations
Net investment income (loss) A,B	.05	.24	.22	.04	.07	.16
Net realized and unrealized gain (loss)	12.11	12.32	(14.37)	12.88	11.24	9.15
Total from investment operations	12.16	12.56	(14.15)	12.92	11.31	9.31
Distributions from net investment income	(.02)	(.22)	(.22)	(.02) C	(.10)	(.16)
Distributions from net realized gain	(.18)	(1.59)	(2.09)	(6.72) C	(.21)	(4.11)
Total distributions	(.20)	(1.81)	(2.32) D	(6.74)	(.31)	(4.27)
Net asset value, end of period	$60.59	$48.63	$37.88	$54.35	$48.17	$37.17
Total Return E,F,G	25.05%	33.45%	(26.31)%	27.83%	30.57%	31.58%
Ratios to Average Net Assets A,H,I
Expenses before reductions	.58% J	.60%	.60%	.60%	.61%	.61%
Expenses net of fee waivers, if any	.57 % J	.59%	.60%	.60%	.61%	.61%
Expenses net of all reductions	.57% J	.59%	.60%	.60%	.61%	.61%
Net investment income (loss)	.19% J	.55%	.50%	.08%	.17%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$10,247,602	$8,698,765	$7,255,740	$10,409,645	$8,916,447	$6,919,369
Portfolio turnover rate K	28 % J	30%	38%	34%	39%	37% L

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Contrafund℠ Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$48.30	$37.63	$54.00	$47.89	$36.96	$31.97
Income from Investment Operations
Net investment income (loss) A,B	.03	.20	.17	(.01)	.03	.13
Net realized and unrealized gain (loss)	12.01	12.23	(14.27)	12.80	11.17	9.10
Total from investment operations	12.04	12.43	(14.10)	12.79	11.20	9.23
Distributions from net investment income	(.02)	(.18)	(.18)	(.01) C	(.06)	(.13)
Distributions from net realized gain	(.18)	(1.59)	(2.09)	(6.67) C	(.21)	(4.11)
Total distributions	(.20)	(1.76) D	(2.27)	(6.68)	(.27)	(4.24)
Net asset value, end of period	$60.14	$48.30	$37.63	$54.00	$47.89	$36.96
Total Return E,F,G	24.98%	33.34%	(26.38)%	27.71%	30.43%	31.45%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.68% J	.70%	.70%	.70%	.71%	.71%
Expenses net of fee waivers, if any	.67 % J	.69%	.70%	.70%	.71%	.71%
Expenses net of all reductions	.67% J	.69%	.70%	.70%	.71%	.71%
Net investment income (loss)	.09% J	.45%	.40%	(.02)%	.07%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,902,336	$1,616,699	$1,326,910	$2,001,479	$1,734,783	$1,493,164
Portfolio turnover rate K	28 % J	30%	38%	34%	39%	37% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Contrafund℠ Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$46.83	$36.54	$52.51	$46.73	$36.10	$31.31
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.13	.11	(.08)	(.03)	.08
Net realized and unrealized gain (loss)	11.64	11.86	(13.87)	12.46	10.90	8.89
Total from investment operations	11.63	11.99	(13.76)	12.38	10.87	8.97
Distributions from net investment income	(.02)	(.11)	(.11)	- C,D	(.03)	(.07)
Distributions from net realized gain	(.18)	(1.59)	(2.09)	(6.60) C	(.21)	(4.11)
Total distributions	(.20)	(1.70)	(2.21) E	(6.60)	(.24)	(4.18)
Net asset value, end of period	$58.26	$46.83	$36.54	$52.51	$46.73	$36.10
Total Return F,G,H	24.88%	33.12%	(26.49)%	27.51%	30.23%	31.27%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.83% K	.85%	.85%	.85%	.86%	.86%
Expenses net of fee waivers, if any	.82 % K	.84%	.85%	.85%	.86%	.86%
Expenses net of all reductions	.82% K	.84%	.85%	.85%	.86%	.86%
Net investment income (loss)	(.06)% K	.30%	.25%	(.17)%	(.08)%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$9,396,954	$7,940,382	$6,472,771	$9,861,435	$8,379,335	$8,038,646
Portfolio turnover rate L	28 % K	30%	38%	34%	39%	37% M

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DAmount represents less than $.0005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Contrafund℠ Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$48.20	$37.56	$53.92	$47.83	$36.91	$31.93
Income from Investment Operations
Net investment income (loss) A,B	.03	.21	.18	- C	.04	.14
Net realized and unrealized gain (loss)	12.00	12.21	(14.26)	12.78	11.16	9.08
Total from investment operations	12.03	12.42	(14.08)	12.78	11.20	9.22
Distributions from net investment income	(.02)	(.19)	(.19)	(.01) D	(.07)	(.14)
Distributions from net realized gain	(.18)	(1.59)	(2.09)	(6.68) D	(.21)	(4.11)
Total distributions	(.20)	(1.78)	(2.28)	(6.69)	(.28)	(4.24) E
Net asset value, end of period	$60.03	$48.20	$37.56	$53.92	$47.83	$36.91
Total Return F,G,H	25.01%	33.36%	(26.38)%	27.74%	30.48%	31.49%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.66% K	.67%	.68%	.67%	.69%	.69%
Expenses net of fee waivers, if any	.65 % K	.67%	.67%	.67%	.69%	.69%
Expenses net of all reductions	.65% K	.67%	.67%	.67%	.68%	.69%
Net investment income (loss)	.12% K	.48%	.43%	.01%	.09%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$2,966,717	$2,319,263	$1,815,201	$2,622,106	$2,101,100	$1,716,187
Portfolio turnover rate L	28 % K	30%	38%	34%	39%	37% M

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$ 270,123,080	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 55.7 / 12.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	21.2 - 22.0 / 21.2	Increase
			Enterprise value/Net income multiple (EV/NI)	15.5	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	29.5%	Decrease
			Exit multiple	1.5	Increase
		Black scholes	Discount rate	4.3% - 5.1% / 4.5%	Increase
			Volatility	60.0% - 100.0% / 77.9%	Increase
			Term	1.0 - 5.0 / 3.7	Increase
Preferred Securities	$ 557,768	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.6	Increase
		Black scholes	Discount rate	4.7%	Increase
			Volatility	60.0%	Increase
			Term	2.1	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Contrafund Portfolio	$868,023

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,739,938,409
Gross unrealized depreciation	(107,066,857)
Net unrealized appreciation (depreciation)	$14,632,871,552
Tax cost	$9,898,217,243

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Contrafund Portfolio	Space Exploration Technologies Corp.	2,131,248	-

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
VIP Contrafund Portfolio	8,512,916.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Contrafund Portfolio	3,103,609,352	4,049,503,254

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.56
Service Class	.56
Service Class 2.56
Investor Class	.64

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.56
Service Class	.56
Service Class 2.56
Investor Class	.63

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$895,696
Service Class 2	11,001,352
$11,897,048
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	964,029.0630
Service Class	179,323.0630
Service Class 2	880,530.0630
Investor Class	573,948.1390
	2,597,830

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Contrafund Portfolio	.0079

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Contrafund Portfolio	25,549

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP Contrafund Portfolio	109,094,706	179,507,472	73,193,527

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Contrafund Portfolio	19,855

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Contrafund Portfolio	3,905	11	-

9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $948,686.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Contrafund Portfolio
Distributions to shareholders
Initial Class	$34,894,719	$320,984,692
Service Class	6,542,252	58,518,242
Service Class 2	33,116,037	285,886,635
Investor Class	9,583,512	83,395,240
Total	$84,136,520	$748,784,809

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Contrafund Portfolio
Initial Class
Shares sold	2,022,424	4,110,919	$111,843,401	$180,496,540
Reinvestment of distributions	650,657	6,982,855	34,894,719	320,984,692
Shares redeemed	(12,400,993)	(23,784,190)	(683,555,364)	(1,033,654,034)
Net increase (decrease)	(9,727,912)	(12,690,416)	$(536,817,244)	$(532,172,802)
Service Class
Shares sold	636,618	1,285,445	$34,979,410	$55,626,808
Reinvestment of distributions	122,859	1,282,658	6,542,253	58,518,242
Shares redeemed	(2,600,224)	(4,356,727)	(143,490,330)	(190,607,593)
Net increase (decrease)	(1,840,747)	(1,788,624)	$(101,968,667)	$(76,462,543)
Service Class 2
Shares sold	5,880,771	14,097,176	$315,457,170	$586,643,496
Reinvestment of distributions	641,535	6,468,560	33,116,037	285,886,634
Shares redeemed	(14,785,873)	(28,172,816)	(788,099,341)	(1,185,207,168)
Net increase (decrease)	(8,263,567)	(7,607,080)	$(439,526,134)	$(312,677,038)
Investor Class
Shares sold	2,108,270	1,597,440	$115,984,514	$71,639,465
Reinvestment of distributions	180,311	1,827,014	9,583,513	83,395,240
Shares redeemed	(980,229)	(3,637,392)	(53,419,849)	(154,684,269)
Net increase (decrease)	1,308,352	(212,938)	$72,148,178	$350,436

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Contrafund Portfolio	18%	1	12%

13 Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Contrafund Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP Contrafund Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered a pro forma management fee rate for Initial Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.705691.126
VIPCON-SANN-0824
Fidelity® Variable Insurance Products:

VIP Disciplined Small Cap Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Disciplined Small Cap Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.8%
ATN International, Inc.	23,406	533,657
Bandwidth, Inc. Class A, (a)	68,604	1,158,036
Lumen Technologies, Inc. (a)	1,290,159	1,419,175
Shenandoah Telecommunications Co. (b)	11,148	182,047
		3,292,915
Entertainment - 0.6%
Eventbrite, Inc. (a)	63,200	305,888
Lions Gate Entertainment Corp.:
Class A (a)(b)	51,054	480,929
Class B (a)	67,174	575,681
Madison Square Garden Entertainment Corp. Class A (a)(b)	24,167	827,236
		2,189,734
Interactive Media & Services - 0.9%
TrueCar, Inc. (a)	134,139	419,855
Vimeo, Inc. (a)(b)	189,244	705,880
Yelp, Inc. (a)	63,168	2,334,058
Zedge, Inc. (a)	11,195	34,145
ZipRecruiter, Inc. (a)	11,919	108,344
		3,602,282
Media - 0.2%
John Wiley & Sons, Inc. Class A	18,718	761,823
Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	57,303	1,187,891
TOTAL COMMUNICATION SERVICES		11,034,645
CONSUMER DISCRETIONARY - 10.3%
Automobile Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	158,001	1,104,427
Cooper-Standard Holding, Inc. (a)(b)	50,392	626,876
The Goodyear Tire & Rubber Co. (a)	112,441	1,276,205
		3,007,508
Diversified Consumer Services - 0.9%
2U, Inc. (a)(b)	4,313	22,126
Chegg, Inc. (a)(b)	88,835	280,719
Duolingo, Inc. (a)	9,184	1,916,425
Frontdoor, Inc. (a)	32,464	1,096,959
		3,316,229
Hotels, Restaurants & Leisure - 2.1%
Dine Brands Global, Inc.	2,223	80,473
Everi Holdings, Inc. (a)	50,397	423,335
International Game Technology PLC	112,479	2,301,320
Light & Wonder, Inc. Class A (a)	15,262	1,600,679
PlayAGS, Inc. (a)	46,419	533,819
Shake Shack, Inc. Class A (a)	15,668	1,410,120
Texas Roadhouse, Inc.	2,468	423,780
Wingstop, Inc.	3,298	1,393,933
		8,167,459
Household Durables - 3.3%
Flexsteel Industries, Inc.	11,896	369,490
Installed Building Products, Inc. (b)	11,807	2,428,464
KB Home	3,873	271,807
M/I Homes, Inc. (a)	20,114	2,456,724
Meritage Homes Corp.	11,708	1,894,940
Taylor Morrison Home Corp. (a)	50,637	2,807,315
TRI Pointe Homes, Inc. (a)	67,398	2,510,576
		12,739,316
Leisure Products - 0.0%
Vista Outdoor, Inc. (a)	4,145	156,059
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A (a)	18,619	3,311,203
American Eagle Outfitters, Inc.	34,707	692,752
CarParts.com, Inc. (a)	134,272	134,272
Carvana Co. Class A (a)	15,744	2,026,568
Murphy U.S.A., Inc.	1,093	513,120
Petco Health & Wellness Co., Inc. Class A (a)	28,001	105,844
Sally Beauty Holdings, Inc. (a)	53,767	576,920
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	18,904	1,029,701
The Container Store Group, Inc. (a)	40,087	21,647
The ODP Corp. (a)	34,742	1,364,318
Upbound Group, Inc.	54,894	1,685,246
Urban Outfitters, Inc. (a)	21,503	882,698
		12,344,289
Textiles, Apparel & Luxury Goods - 0.0%
Rocky Brands, Inc.	4,032	149,023
TOTAL CONSUMER DISCRETIONARY		39,879,883
CONSUMER STAPLES - 3.5%
Beverages - 1.2%
Coca-Cola Consolidated, Inc.	1,954	2,120,090
Primo Water Corp.	113,291	2,476,541
		4,596,631
Consumer Staples Distribution & Retail - 0.7%
Ingles Markets, Inc. Class A	3,320	227,785
Natural Grocers by Vitamin Cottage, Inc.	14,527	307,972
PriceSmart, Inc.	1,211	98,333
Sprouts Farmers Market LLC (a)	15,907	1,330,780
Weis Markets, Inc.	9,309	584,326
		2,549,196
Food Products - 0.9%
B&G Foods, Inc. (b)	45,214	365,329
Fresh Del Monte Produce, Inc.	60,517	1,322,296
John B. Sanfilippo & Son, Inc.	4,810	467,388
Lancaster Colony Corp.	1,591	300,651
Vital Farms, Inc. (a)	20,677	967,063
		3,422,727
Household Products - 0.2%
WD-40 Co.	3,895	855,498
Personal Care Products - 0.5%
elf Beauty, Inc. (a)	9,609	2,024,808
TOTAL CONSUMER STAPLES		13,448,860
ENERGY - 6.1%
Energy Equipment & Services - 1.6%
Archrock, Inc.	1,971	39,854
Bristow Group, Inc. (a)	12,449	417,415
Championx Corp.	19,186	637,167
Helix Energy Solutions Group, Inc. (a)	59,998	716,376
Kodiak Gas Services, Inc.	29,725	810,304
Nabors Industries Ltd. (a)(b)	16,627	1,183,177
Nabors Industries Ltd. warrants 6/11/26 (a)	5,910	39,006
Oceaneering International, Inc. (a)	713	16,870
Oil States International, Inc. (a)	29,290	130,048
Tidewater, Inc. (a)	3,503	333,521
Transocean Ltd. (United States) (a)	87,065	465,798
Weatherford International PLC (a)	11,121	1,361,766
		6,151,302
Oil, Gas & Consumable Fuels - 4.5%
Ardmore Shipping Corp.	34,083	767,890
California Resources Corp.	30,524	1,624,487
Civitas Resources, Inc.	23,183	1,599,627
CONSOL Energy, Inc. (a)	2,499	254,973
Crescent Energy, Inc. Class A	88,148	1,044,554
Delek U.S. Holdings, Inc.	37,776	935,334
Equitrans Midstream Corp.	30,513	396,059
Excelerate Energy, Inc. (b)	3,791	69,906
Green Plains, Inc. (a)	65,563	1,039,829
Kinetik Holdings, Inc.	3,063	126,931
Matador Resources Co. (b)	35,085	2,091,066
Murphy Oil Corp.	66,857	2,757,183
Overseas Shipholding Group, Inc. Class A	35,548	301,447
PBF Energy, Inc. Class A	6,507	299,452
Riley Exploration Permian, Inc.	16,585	469,521
Scorpio Tankers, Inc.	15,509	1,260,727
SFL Corp. Ltd.	13,933	193,390
Teekay Corp. (a)	15,034	134,855
Teekay Tankers Ltd.	14,111	970,978
Uranium Energy Corp. (a)(b)	31,785	191,028
World Kinect Corp.	29,296	755,837
		17,285,074
TOTAL ENERGY		23,436,376
FINANCIALS - 15.2%
Banks - 6.6%
1st Source Corp.	9,632	516,468
Amalgamated Financial Corp.	4,553	124,752
Ameris Bancorp	31,817	1,601,986
Atlantic Union Bankshares Corp. (b)	15,758	517,650
Axos Financial, Inc. (a)	16,781	959,034
BancFirst Corp.	23,929	2,098,573
Bancorp, Inc., Delaware (a)	15,380	580,749
Banner Corp.	8,905	442,044
Byline Bancorp, Inc.	9,672	229,613
Cadence Bank	32,892	930,186
Capital City Bank Group, Inc.	1,334	37,939
Central Pacific Financial Corp.	31,107	659,468
City Holding Co.	1,096	116,450
Community Bank System, Inc.	23,948	1,130,585
Community Trust Bancorp, Inc.	5,717	249,604
CVB Financial Corp. (b)	35,604	613,813
Esquire Financial Holdings, Inc.	1,646	78,350
FB Financial Corp.	2,338	91,252
Financial Institutions, Inc.	12,223	236,148
First Bancorp, Puerto Rico	87,743	1,604,819
First Busey Corp.	18,555	449,217
First Commonwealth Financial Corp.	1,575	21,751
First Financial Bankshares, Inc. (b)	29,685	876,598
Fulton Financial Corp.	9,679	164,349
Great Southern Bancorp, Inc.	16,726	930,133
Hancock Whitney Corp.	17,405	832,481
Lakeland Financial Corp. (b)	19,140	1,177,493
Mercantile Bank Corp.	1,897	76,961
Midland States Bancorp, Inc.	7,748	175,492
NBT Bancorp, Inc.	4,672	180,339
Northfield Bancorp, Inc.	18,140	171,967
Northwest Bancshares, Inc.	109,634	1,266,273
OFG Bancorp	20,679	774,429
Peapack-Gladstone Financial Corp.	8,641	195,719
Provident Financial Services, Inc.	108,939	1,563,275
Renasant Corp.	34,377	1,049,874
Sierra Bancorp	11,332	253,610
Stellar Bancorp, Inc.	6,493	149,079
UMB Financial Corp.	15,104	1,259,976
WaFd, Inc.	9,698	277,169
Westamerica Bancorp.	14,658	711,353
		25,377,021
Capital Markets - 3.5%
Artisan Partners Asset Management, Inc. Class A,	3,349	138,213
Assetmark Financial Holdings, Inc. (a)	61,701	2,131,770
BGC Group, Inc. Class A	282,269	2,342,833
Federated Hermes, Inc.	53,753	1,767,399
Oppenheimer Holdings, Inc. Class A (non-vtg.)	3,734	178,896
Piper Sandler Cos.	2,000	460,340
Stifel Financial Corp.	20,130	1,693,940
StoneX Group, Inc. (a)	14,004	1,054,641
Virtus Investment Partners, Inc.	6,059	1,368,425
WisdomTree Investments, Inc.	234,333	2,322,240
		13,458,697
Consumer Finance - 0.8%
EZCORP, Inc. (non-vtg.) Class A (a)(b)	73,725	771,901
Green Dot Corp. Class A (a)	21,370	201,947
PROG Holdings, Inc.	56,956	1,975,234
Regional Management Corp.	9,008	258,890
		3,207,972
Financial Services - 2.0%
AvidXchange Holdings, Inc. (a)	144,915	1,747,675
Compass Diversified Holdings	56,979	1,247,270
Enact Holdings, Inc.	38,104	1,168,269
Flywire Corp. (a)	29,868	489,537
Jackson Financial, Inc. (b)	7,954	590,664
Payoneer Global, Inc. (a)	388,545	2,152,539
Waterstone Financial, Inc.	21,475	274,665
		7,670,619
Insurance - 1.6%
Amerisafe, Inc.	11,493	504,428
CNO Financial Group, Inc.	10,360	287,179
Genworth Financial, Inc. Class A (a)	88,624	535,289
HCI Group, Inc. (b)	6,239	575,049
Lemonade, Inc. (a)(b)	75,067	1,238,606
Oscar Health, Inc. Class A (a)	22,217	351,473
Palomar Holdings, Inc. (a)	200	16,230
Selective Insurance Group, Inc.	27,601	2,589,802
Universal Insurance Holdings, Inc.	11,297	211,932
		6,309,988
Mortgage Real Estate Investment Trusts - 0.7%
Apollo Commercial Real Estate Finance, Inc.	31,105	304,518
BrightSpire Capital, Inc.	39,757	226,615
KKR Real Estate Finance Trust, Inc. (b)	114,769	1,038,659
Ladder Cap Corp. Class A	40,657	459,018
TPG RE Finance Trust, Inc.	79,739	688,945
		2,717,755
TOTAL FINANCIALS		58,742,052
HEALTH CARE - 15.0%
Biotechnology - 7.7%
2seventy bio, Inc. (a)(b)	47,019	181,023
ACADIA Pharmaceuticals, Inc. (a)	29,564	480,415
Acelyrin, Inc. (a)	23,721	104,610
Adicet Bio, Inc. (a)	45,925	55,569
ADMA Biologics, Inc. (a)	17,785	198,836
Adverum Biotechnologies, Inc. (a)	11,364	77,957
Affimed NV (a)(b)	4,468	24,351
Agenus, Inc. (a)(b)	20,872	349,606
Agios Pharmaceuticals, Inc. (a)	3,353	144,581
Akebia Therapeutics, Inc. (a)(b)	241,442	246,271
Alector, Inc. (a)	24,426	110,894
Alkermes PLC (a)	34,115	822,172
Allakos, Inc. (a)	159,089	159,089
Allovir, Inc. (a)(b)	179,553	129,871
Amicus Therapeutics, Inc. (a)	64,994	644,740
Anika Therapeutics, Inc. (a)	7,615	192,888
Annexon, Inc. (a)	40,152	196,745
Apogee Therapeutics, Inc.	1,300	51,155
Arbutus Biopharma Corp. (a)(b)	40,660	125,639
Arcturus Therapeutics Holdings, Inc. (a)	12,935	314,967
Arcutis Biotherapeutics, Inc. (a)(b)	47,263	439,546
Ardelyx, Inc. (a)	13,658	101,206
Arrowhead Pharmaceuticals, Inc. (a)	12,010	312,140
Assembly Biosciences, Inc. (a)(b)	4,014	55,072
Atara Biotherapeutics, Inc. (a)(b)	9,631	81,864
Atreca, Inc. (a)(b)(c)	11,775	1,060
Avidity Biosciences, Inc. (a)	3,441	140,565
Beam Therapeutics, Inc. (a)	5,788	135,613
BioAtla, Inc. (a)(b)	47,735	65,397
BioCryst Pharmaceuticals, Inc. (a)	53,643	331,514
Biohaven Ltd. (a)	15,928	552,861
bluebird bio, Inc. (a)	19,030	18,729
Blueprint Medicines Corp. (a)	8,062	868,922
Bolt Biotherapeutics, Inc. (a)(b)	27,696	20,772
BridgeBio Pharma, Inc. (a)	14,395	364,625
CareDx, Inc. (a)(b)	26,599	413,082
Carisma Therapeutics, Inc. (a)(b)	8,292	12,604
Carisma Therapeutics, Inc. rights (a)(c)	165,842	2
Cartesian Therapeutics, Inc. rights (a)(c)	46,724	6,541
Catalyst Pharmaceutical Partners, Inc. (a)	29,052	450,015
Celldex Therapeutics, Inc. (a)	9,263	342,824
Cogent Biosciences, Inc. (a)	16,358	137,898
Coherus BioSciences, Inc. (a)(b)	73,486	127,131
Corbus Pharmaceuticals Holdings, Inc. (a)	2,137	96,699
Crinetics Pharmaceuticals, Inc. (a)	7,771	348,063
Cytokinetics, Inc. (a)	13,901	753,156
CytomX Therapeutics, Inc. (a)(b)	108,311	132,139
Denali Therapeutics, Inc. (a)	11,123	258,276
Design Therapeutics, Inc. (a)(b)	25,200	84,420
Disc Medicine, Inc. (a)	3,700	166,759
Dynavax Technologies Corp. (a)(b)	4,990	56,038
Dyne Therapeutics, Inc. (a)	11,959	422,033
Eagle Pharmaceuticals, Inc. (a)(b)	6,814	38,158
Editas Medicine, Inc. (a)(b)	45,910	214,400
Emergent BioSolutions, Inc. (a)(b)	43,415	296,090
Enanta Pharmaceuticals, Inc. (a)	18,509	240,062
Erasca, Inc. (a)	96,321	227,318
Fate Therapeutics, Inc. (a)	65,499	214,837
FibroGen, Inc. (a)(b)	99,250	88,561
Fortress Biotech, Inc. (a)(b)	20,629	35,276
G1 Therapeutics, Inc. (a)	36,706	83,690
Geron Corp. (a)	47,052	199,500
Gritstone Bio, Inc. (a)(b)	92,432	57,114
Halozyme Therapeutics, Inc. (a)	23,157	1,212,501
Heron Therapeutics, Inc. (a)(b)	98,251	343,879
Humacyte, Inc. Class A (a)(b)	25,796	123,821
Ideaya Biosciences, Inc. (a)	4,463	156,696
Immunovant, Inc. (a)	5,218	137,755
Inhibrx Biosciences, Inc. (b)	11,876	168,283
Insmed, Inc. (a)	27,232	1,824,544
Intellia Therapeutics, Inc. (a)	8,392	187,813
Iovance Biotherapeutics, Inc. (a)	11,928	95,663
Ironwood Pharmaceuticals, Inc. Class A (a)	53,806	350,815
Jounce Therapeutics, Inc. rights (a)(c)	67,389	1
Kalvista Pharmaceuticals, Inc. (a)(b)	20,394	240,241
Karyopharm Therapeutics, Inc. (a)(b)	94,334	81,844
Kodiak Sciences, Inc. (a)(b)	60,080	141,188
Krystal Biotech, Inc. (a)	1,843	338,449
Kura Oncology, Inc. (a)	26,467	544,956
Madrigal Pharmaceuticals, Inc. (a)(b)	2,073	580,772
Mersana Therapeutics, Inc. (a)	37,645	75,666
MiMedx Group, Inc. (a)	15,803	109,515
Mural Oncology PLC	3,019	9,480
Mustang Bio, Inc. (a)(b)	2,545	1,204
Myriad Genetics, Inc. (a)	20,963	512,755
Nkarta, Inc. (a)	22,880	135,221
Novavax, Inc. (a)	5,083	64,351
Nurix Therapeutics, Inc. (a)	23,982	500,504
Nuvalent, Inc. Class A (a)	1,203	91,260
Oncternal Therapeutics, Inc. rights (a)(c)	466	0
Organogenesis Holdings, Inc. Class A (a)	30,019	84,053
ORIC Pharmaceuticals, Inc. (a)(b)	31,769	224,607
Passage Bio, Inc. (a)	21,054	16,721
Precigen, Inc. (a)(b)	111,048	175,456
Protagonist Therapeutics, Inc. (a)	2,820	97,713
PTC Therapeutics, Inc. (a)	16,179	494,754
Puma Biotechnology, Inc. (a)(b)	38,077	124,131
Q32 Bio, Inc. (a)(b)	1,246	22,366
Q32 Bio, Inc. rights (a)(c)	22,439	0
RAPT Therapeutics, Inc. (a)	4,926	15,024
Recursion Pharmaceuticals, Inc. Class A (a)(b)	12,472	93,540
Relay Therapeutics, Inc. (a)	32,246	210,244
Revolution Medicines, Inc. (a)	18,849	731,530
Rhythm Pharmaceuticals, Inc. (a)(b)	4,038	165,800
Rigel Pharmaceuticals, Inc. (a)	6,750	55,485
Rocket Pharmaceuticals, Inc. (a)	17,393	374,471
Sana Biotechnology, Inc. (a)	31,639	172,749
Sangamo Therapeutics, Inc. (a)(b)	228,238	81,778
SpringWorks Therapeutics, Inc. (a)	5,492	206,884
Summit Therapeutics, Inc. (a)(b)	5,215	40,677
Surface Oncology, Inc. rights (a)(c)	32,938	0
Sutro Biopharma, Inc. (a)(b)	54,469	159,594
Syndax Pharmaceuticals, Inc. (a)	8,970	184,154
Tenaya Therapeutics, Inc. (a)	32,623	101,131
TG Therapeutics, Inc. (a)	7,229	128,604
Travere Therapeutics, Inc. (a)	45,864	377,002
Twist Bioscience Corp. (a)	13,283	654,586
Vanda Pharmaceuticals, Inc. (a)(b)	49,378	278,986
Vaxcyte, Inc. (a)	14,628	1,104,560
Vera Therapeutics, Inc. (a)	14,832	536,622
Veracyte, Inc. (a)(b)	19,562	423,909
Vericel Corp. (a)	3,319	152,276
Voyager Therapeutics, Inc. (a)(b)	28,887	228,496
Xbiotech, Inc. (a)(b)	7,080	36,391
Y-mAbs Therapeutics, Inc. (a)(b)	12,500	151,000
Zentalis Pharmaceuticals, Inc. (a)	15,141	61,927
		29,600,349
Health Care Equipment & Supplies - 3.4%
Accuray, Inc. (a)	178,351	324,599
Alphatec Holdings, Inc. (a)	1,140	11,913
Angiodynamics, Inc. (a)	8,400	50,820
Artivion, Inc. (a)	31,076	797,099
Atricure, Inc. (a)	25,357	577,379
Avanos Medical, Inc. (a)	32,353	644,472
Axonics, Inc. (a)	2,115	142,191
Cerus Corp. (a)	183,372	322,735
CONMED Corp.	30,263	2,097,831
Haemonetics Corp. (a)	10,458	865,190
Inari Medical, Inc. (a)(b)	19,384	933,340
Integra LifeSciences Holdings Corp. (a)	26,535	773,230
Lantheus Holdings, Inc. (a)	11,574	929,276
LivaNova PLC (a)	5,779	316,805
Merit Medical Systems, Inc. (a)	20,700	1,779,165
RxSight, Inc. (a)	37,492	2,255,894
Tactile Systems Technology, Inc. (a)	23,852	284,793
Treace Medical Concepts, Inc. (a)	1,932	12,848
Zimvie, Inc. (a)	7,815	142,624
		13,262,204
Health Care Providers & Services - 1.8%
23andMe Holding Co. Class A (a)(b)	302,271	118,248
Addus HomeCare Corp. (a)	5,071	588,794
AMN Healthcare Services, Inc. (a)	13,794	706,667
BrightSpring Health Services, Inc.	137,163	1,558,172
Brookdale Senior Living, Inc. (a)	55,510	379,133
Guardant Health, Inc. (a)	44,819	1,294,373
HealthEquity, Inc. (a)	3,628	312,734
Hims & Hers Health, Inc. (a)	13,009	262,652
Option Care Health, Inc. (a)	36,925	1,022,823
Patterson Companies, Inc.	20,328	490,311
Talkspace, Inc. Class A (a)	37,744	86,811
		6,820,718
Health Care Technology - 0.6%
Health Catalyst, Inc. (a)	69,776	445,869
HealthStream, Inc.	51,391	1,433,809
Phreesia, Inc. (a)	11,013	233,476
Veradigm, Inc. (a)(b)	14,240	135,280
		2,248,434
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)(b)	44,294	160,344
Codexis, Inc. (a)(b)	53,949	167,242
Cytek Biosciences, Inc. (a)(b)	48,828	272,460
Medpace Holdings, Inc. (a)	965	397,435
Nanostring Technologies, Inc. (a)(b)(c)	42,707	3,066
OmniAb, Inc. (a)(b)	43,582	163,433
Pacific Biosciences of California, Inc. (a)(b)	19,670	26,948
Quanterix Corp. (a)(b)	11,979	158,243
		1,349,171
Pharmaceuticals - 1.2%
Amneal Intermediate, Inc. Class A, (a)(b)	62,803	398,799
Amphastar Pharmaceuticals, Inc. (a)	10,285	411,400
Amylyx Pharmaceuticals, Inc. (a)	6,594	12,529
ANI Pharmaceuticals, Inc. (a)	5,133	326,869
Arvinas Holding Co. LLC (a)	11,535	307,062
Atea Pharmaceuticals, Inc. (a)	21,416	70,887
Axsome Therapeutics, Inc. (a)	2,782	223,951
Cara Therapeutics, Inc. (a)	54,590	14,084
Corcept Therapeutics, Inc. (a)	8,960	291,110
Edgewise Therapeutics, Inc. (a)	17,810	320,758
Evolus, Inc. (a)	17,420	189,007
Harmony Biosciences Holdings, Inc. (a)	9,682	292,106
Pacira Biosciences, Inc. (a)	288	8,240
Phibro Animal Health Corp. Class A	15,580	261,277
Prestige Consumer Healthcare, Inc. (a)	12,047	829,436
Relmada Therapeutics, Inc. (a)	29,525	88,575
Revance Therapeutics, Inc. (a)(b)	68,166	175,187
SIGA Technologies, Inc.	12,300	93,357
Supernus Pharmaceuticals, Inc. (a)	1,473	39,403
Terns Pharmaceuticals, Inc. (a)	19,792	134,784
Ventyx Biosciences, Inc. (a)(b)	31,125	71,899
WAVE Life Sciences (a)	21,646	108,014
		4,668,734
TOTAL HEALTH CARE		57,949,610
INDUSTRIALS - 19.0%
Aerospace & Defense - 1.0%
AAR Corp. (a)	35,374	2,571,690
Astronics Corp. (a)	16,696	334,421
Ducommun, Inc. (a)	14,219	825,555
Park Aerospace Corp.	6,097	83,407
Virgin Galactic Holdings, Inc. (a)(b)	2,586	21,800
		3,836,873
Building Products - 1.3%
American Woodmark Corp. (a)	5,999	471,521
Apogee Enterprises, Inc.	18,043	1,133,732
Gibraltar Industries, Inc. (a)	16,819	1,152,942
Griffon Corp.	15,138	966,713
Janus International Group, Inc. (a)	37,124	468,876
Resideo Technologies, Inc. (a)	51,307	1,003,565
		5,197,349
Commercial Services & Supplies - 3.0%
ABM Industries, Inc.	28,161	1,424,102
Brady Corp. Class A	28,365	1,872,657
CECO Environmental Corp. (a)	64,460	1,859,671
Cimpress PLC (a)	24,383	2,136,195
HNI Corp.	12,690	571,304
Interface, Inc. (b)	12,157	178,465
OpenLane, Inc. (a)(b)	126,855	2,104,524
The Brink's Co.	11,200	1,146,880
The GEO Group, Inc. (a)	18,981	272,567
		11,566,365
Construction & Engineering - 2.0%
Arcosa, Inc.	7,873	656,687
Comfort Systems U.S.A., Inc.	4,393	1,335,999
Dycom Industries, Inc. (a)	3,626	611,924
EMCOR Group, Inc.	5,417	1,977,638
Fluor Corp. (a)	52,671	2,293,822
IES Holdings, Inc. (a)	2,091	291,339
Limbach Holdings, Inc. (a)(b)	10,192	580,231
		7,747,640
Electrical Equipment - 1.8%
Array Technologies, Inc. (a)	34,204	350,933
Atkore, Inc.	5,204	702,176
EnerSys	25,987	2,690,174
Enovix Corp. (a)	11,079	171,281
Fluence Energy, Inc. (a)(b)	33,387	578,931
LSI Industries, Inc.	25,978	375,902
Powell Industries, Inc. (b)	825	118,305
Preformed Line Products Co.	7,159	891,582
Vicor Corp. (a)	28,629	949,338
		6,828,622
Ground Transportation - 0.4%
Covenant Transport Group, Inc. Class A	718	35,390
Marten Transport Ltd.	84,402	1,557,217
		1,592,607
Machinery - 3.9%
Albany International Corp. Class A	4,938	417,014
Blue Bird Corp. (a)	4,300	231,555
Chart Industries, Inc. (a)	5,384	777,127
Enerpac Tool Group Corp. Class A	29,244	1,116,536
Federal Signal Corp.	5,923	495,577
Gorman-Rupp Co.	4,802	176,281
Hillenbrand, Inc.	5,331	213,347
Hurco Companies, Inc.	12,639	192,871
Hyster-Yale Materials Handling, Inc. Class A (b)	14,164	987,656
L.B. Foster Co. Class A (a)	3,644	78,419
Mueller Water Products, Inc.	134,789	2,415,419
Proto Labs, Inc. (a)	9,065	280,018
REV Group, Inc.	6,669	165,991
Tennant Co.	17,966	1,768,573
Terex Corp.	43,983	2,412,028
Trinity Industries, Inc. (b)	37,412	1,119,367
Watts Water Technologies, Inc. Class A	12,101	2,218,960
		15,066,739
Marine Transportation - 0.5%
Matson, Inc.	15,838	2,074,303
Passenger Airlines - 0.7%
Joby Aviation, Inc. (a)(b)	14,530	74,103
SkyWest, Inc. (a)	31,503	2,585,451
		2,659,554
Professional Services - 2.0%
Barrett Business Services, Inc.	21,016	688,694
CRA International, Inc.	3,947	679,752
CSG Systems International, Inc.	50,925	2,096,582
ExlService Holdings, Inc. (a)	42,516	1,333,302
Huron Consulting Group, Inc. (a)	3,506	345,341
Parsons Corp. (a)	15,767	1,289,898
Planet Labs PBC Class A (a)(b)	172,236	320,359
TriNet Group, Inc.	1,102	110,200
Upwork, Inc. (a)	69,709	749,372
		7,613,500
Trading Companies & Distributors - 2.4%
Applied Industrial Technologies, Inc.	15,875	3,079,750
Beacon Roofing Supply, Inc. (a)	2,229	201,725
Boise Cascade Co.	2,623	312,714
DXP Enterprises, Inc. (a)	6,568	301,077
FTAI Aviation Ltd.	20,627	2,129,325
GATX Corp. (b)	4,546	601,709
Global Industrial Co.	5,818	182,452
GMS, Inc. (a)	6,939	559,353
H&E Equipment Services, Inc.	26,641	1,176,733
McGrath RentCorp.	641	68,299
MRC Global, Inc. (a)	34,585	446,492
Rush Enterprises, Inc. Class A	6,687	279,985
		9,339,614
TOTAL INDUSTRIALS		73,523,166
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.3%
CommScope Holding Co., Inc. (a)	345,525	424,996
Extreme Networks, Inc. (a)	42,706	574,396
		999,392
Electronic Equipment, Instruments & Components - 4.1%
Arlo Technologies, Inc. (a)(b)	73,448	957,762
Badger Meter, Inc.	8,709	1,622,922
Belden, Inc.	27,802	2,607,828
Benchmark Electronics, Inc. (b)	33,154	1,308,257
Fabrinet (a)	13,640	3,338,914
Insight Enterprises, Inc. (a)	646	128,141
Itron, Inc. (a)	24,246	2,399,384
Ouster, Inc. Class A (a)	27,315	268,506
PC Connection, Inc.	11,739	753,644
Sanmina Corp. (a)	39,831	2,638,804
		16,024,162
Semiconductors & Semiconductor Equipment - 3.4%
Axcelis Technologies, Inc. (a)	3,341	475,057
CEVA, Inc. (a)	1,183	22,820
Credo Technology Group Holding Ltd. (a)	53,873	1,720,704
Diodes, Inc. (a)	2,834	203,850
FormFactor, Inc. (a)	2,500	151,325
Lattice Semiconductor Corp. (a)	19,798	1,148,086
MaxLinear, Inc. Class A (a)	53,247	1,072,395
Onto Innovation, Inc. (a)	1,430	313,971
PDF Solutions, Inc. (a)	46,708	1,699,237
Photronics, Inc. (a)	44,350	1,094,115
Rambus, Inc. (a)	17,479	1,027,066
Semtech Corp. (a)	74,054	2,212,734
SMART Global Holdings, Inc. (a)	95,470	2,183,399
		13,324,759
Software - 6.6%
8x8, Inc. (a)(b)	583,492	1,295,352
AppFolio, Inc. Class A, (a)	2,054	502,347
Aurora Innovation, Inc. Class A, (a)(b)	59,534	164,909
BlackLine, Inc. (a)	28,640	1,387,608
Clear Secure, Inc. (b)	40,399	755,865
CommVault Systems, Inc. (a)	21,240	2,582,147
Domo, Inc. Class B (a)(b)	68,289	527,191
E2open Parent Holdings, Inc. (a)	51,398	230,777
Everbridge, Inc. (a)	23,647	827,409
Intapp, Inc. (a)	15,724	576,599
Jamf Holding Corp. (a)	20,722	341,913
LivePerson, Inc. (a)(b)	202,204	117,379
Liveramp Holdings, Inc. (a)	52,985	1,639,356
MeridianLink, Inc. (a)	7,959	170,004
N-able, Inc. (a)	31,981	487,071
Pagerduty, Inc. (a)(b)	37,934	869,827
PROS Holdings, Inc. (a)	18,055	517,276
Q2 Holdings, Inc. (a)	42,968	2,592,259
Qualys, Inc. (a)	17,328	2,470,973
Sapiens International Corp. NV	3,028	102,740
SecureWorks Corp. (a)	8,813	61,691
Sprout Social, Inc. (a)(b)	18,080	645,094
SPS Commerce, Inc. (a)	16,078	3,025,236
Tenable Holdings, Inc. (a)	29,097	1,268,047
Upland Software, Inc. (a)	19,729	49,125
Weave Communications, Inc. (a)	14,794	133,442
Workiva, Inc. (a)	4,121	300,792
Xperi, Inc. (a)	59,682	489,989
Yext, Inc. (a)	158,361	847,231
Zuora, Inc. (a)(b)	54,135	537,561
		25,517,210
Technology Hardware, Storage & Peripherals - 0.7%
Super Micro Computer, Inc. (a)	2,350	1,925,473
Xerox Holdings Corp.	50,779	590,052
		2,515,525
TOTAL INFORMATION TECHNOLOGY		58,381,048
MATERIALS - 5.0%
Chemicals - 2.3%
American Vanguard Corp.	47,145	405,447
Balchem Corp.	1,717	264,332
H.B. Fuller Co.	33,459	2,575,005
Hawkins, Inc.	9,454	860,314
Innospec, Inc.	13,273	1,640,410
Minerals Technologies, Inc.	30,172	2,509,104
Rayonier Advanced Materials, Inc. (a)	19,537	106,281
Sensient Technologies Corp.	7,948	589,662
Trinseo PLC	42,860	99,007
		9,049,562
Containers & Packaging - 0.2%
Myers Industries, Inc.	20,368	272,524
Pactiv Evergreen, Inc.	11,659	131,980
TriMas Corp.	14,760	377,266
		781,770
Metals & Mining - 2.2%
ATI, Inc. (a)	24,405	1,353,257
Carpenter Technology Corp.	26,574	2,911,979
Constellium NV (a)	44,230	833,736
Hecla Mining Co.	77,464	375,700
Materion Corp.	3,048	329,580
Olympic Steel, Inc.	2,222	99,612
SunCoke Energy, Inc.	93,568	916,966
Warrior Metropolitan Coal, Inc.	15,312	961,134
Worthington Steel, Inc.	17,098	570,389
		8,352,353
Paper & Forest Products - 0.3%
Clearwater Paper Corp. (a)	8,579	415,824
Sylvamo Corp.	10,305	706,923
		1,122,747
TOTAL MATERIALS		19,306,432
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Alexanders, Inc.	1,250	281,075
American Assets Trust, Inc.	59,584	1,333,490
Ashford Hospitality Trust, Inc. (a)(b)	66,780	64,877
CareTrust (REIT), Inc.	47,211	1,184,996
Community Healthcare Trust, Inc.	3,462	80,976
COPT Defense Properties (SBI)	10,438	261,263
Diversified Healthcare Trust (SBI)	45,728	139,470
EastGroup Properties, Inc.	9,301	1,582,100
Empire State Realty Trust, Inc.	124,659	1,169,301
Equity Commonwealth (a)	35,030	679,582
Global Medical REIT, Inc.	43,569	395,607
National Health Investors, Inc.	21,237	1,438,382
NexPoint Residential Trust, Inc.	4,319	170,644
Outfront Media, Inc.	44,959	642,914
Phillips Edison & Co., Inc.	40,549	1,326,358
Retail Opportunity Investments Corp.	1,703	21,168
Ryman Hospitality Properties, Inc.	12,292	1,227,479
SITE Centers Corp.	32,700	474,150
Tanger, Inc.	13,291	360,319
Terreno Realty Corp.	5,239	310,044
The Macerich Co.	43,868	677,322
Uniti Group, Inc.	87,042	254,163
Universal Health Realty Income Trust (SBI)	3,441	134,681
Whitestone REIT	17,600	234,256
		14,444,617
Real Estate Management & Development - 0.7%
Anywhere Real Estate, Inc. (a)	208,759	690,992
Compass, Inc. (a)	389,022	1,400,479
Opendoor Technologies, Inc. Class A (a)	232,877	428,494
RE/MAX Holdings, Inc. Class A	10,579	85,690
		2,605,655
TOTAL REAL ESTATE		17,050,272
UTILITIES - 2.2%
Electric Utilities - 0.6%
Allete, Inc.	6,086	379,462
Otter Tail Corp.	23,908	2,094,102
		2,473,564
Gas Utilities - 0.6%
New Jersey Resources Corp.	51,507	2,201,409
Water Utilities - 1.0%
American States Water Co.	21,833	1,584,421
California Water Service Group	13,078	634,152
Consolidated Water Co., Inc. (b)	5,119	135,858
SJW Group	25,345	1,374,206
		3,728,637
TOTAL UTILITIES		8,403,610
TOTAL COMMON STOCKS (Cost $342,397,456)		381,155,954

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d)	3,888,766	3,889,544
Fidelity Securities Lending Cash Central Fund 5.38% (d)(e)	24,605,911	24,608,371
TOTAL MONEY MARKET FUNDS (Cost $28,497,915)		28,497,915

TOTAL INVESTMENT IN SECURITIES - 106.0% (Cost $370,895,371)	409,653,869
NET OTHER ASSETS (LIABILITIES) - (6.0)%	(23,362,929)
NET ASSETS - 100.0%	386,290,940

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	46	Sep 2024	4,749,500	68,940	68,940

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	9,388,082	32,426,012	37,924,581	161,341	31	-	3,889,544	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	18,624,405	68,373,255	62,389,289	19,750	-	-	24,608,371	0.1%
Total	28,012,487	100,799,267	100,313,870	181,091	31	-	28,497,915

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	11,034,645	11,034,645	-	-
Consumer Discretionary	39,879,883	39,879,883	-	-
Consumer Staples	13,448,860	13,448,860	-	-
Energy	23,436,376	23,436,376	-	-
Financials	58,742,052	58,742,052	-	-
Health Care	57,949,610	57,938,940	-	10,670
Industrials	73,523,166	73,523,166	-	-
Information Technology	58,381,048	58,381,048	-	-
Materials	19,306,432	19,306,432	-	-
Real Estate	17,050,272	17,050,272	-	-
Utilities	8,403,610	8,403,610	-	-

Money Market Funds	28,497,915	28,497,915	-	-
Total Investments in Securities:	409,653,869	409,643,199	-	10,670
Derivative Instruments: Assets
Futures Contracts	68,940	68,940	-	-
Total Assets	68,940	68,940	-	-
Total Derivative Instruments:	68,940	68,940	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	68,940	0
Total Equity Risk	68,940	0
Total Value of Derivatives	68,940	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,128,185) - See accompanying schedule:
Unaffiliated issuers (cost $342,397,456)	$381,155,954
Fidelity Central Funds (cost $28,497,915)	28,497,915

Total Investment in Securities (cost $370,895,371)		$409,653,869
Segregated cash with brokers for derivative instruments		299,000
Receivable for investments sold		15,345,197
Receivable for fund shares sold		56,613
Dividends receivable		308,032
Distributions receivable from Fidelity Central Funds		22,134
Receivable for daily variation margin on futures contracts		11,782
Total assets		425,696,627
Liabilities
Payable for investments purchased	$14,542,714
Payable for fund shares redeemed	92,953
Accrued management fee	117,337
Distribution and service plan fees payable	6,862
Other payables and accrued expenses	40,611
Collateral on securities loaned	24,605,210
Total liabilities		39,405,687
Net Assets		$386,290,940
Net Assets consist of:
Paid in capital		$330,937,102
Total accumulated earnings (loss)		55,353,838
Net Assets		$386,290,940

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($29,171,248 ÷ 1,718,134 shares)		$16.98
Service Class :
Net Asset Value, offering price and redemption price per share ($251,060 ÷ 14,729 shares)		$17.05
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($32,471,825 ÷ 1,910,591 shares)		$17.00
Investor Class :
Net Asset Value, offering price and redemption price per share ($324,396,807 ÷ 19,228,758 shares)		$16.87
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$2,283,805
Interest		10,844
Income from Fidelity Central Funds (including $19,750 from security lending)		181,091
Total income		2,475,740
Expenses
Management fee	$501,791
Transfer agent fees	198,486
Distribution and service plan fees	38,893
Accounting fees	56,642
Custodian fees and expenses	4,264
Independent trustees' fees and expenses	812
Audit	26,676
Legal	8,963
Miscellaneous	10,023
Total expenses before reductions	846,550
Expense reductions	(129)
Total expenses after reductions		846,421
Net Investment income (loss)		1,629,319
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	28,039,473
Fidelity Central Funds	31
Futures contracts	(233,414)
Total net realized gain (loss)		27,806,090
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(13,654,575)
Futures contracts	(221,433)
Total change in net unrealized appreciation (depreciation)		(13,876,008)
Net gain (loss)		13,930,082
Net increase (decrease) in net assets resulting from operations		$15,559,401
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,629,319	$3,035,791
Net realized gain (loss)	27,806,090	8,907,977
Change in net unrealized appreciation (depreciation)	(13,876,008)	50,232,166
Net increase (decrease) in net assets resulting from operations	15,559,401	62,175,934
Distributions to shareholders	(646,097)	(3,253,587)

Share transactions - net increase (decrease)	(3,978,825)	6,641,370
Total increase (decrease) in net assets	10,934,479	65,563,717

Net Assets
Beginning of period	375,356,461	309,792,744
End of period	$386,290,940	$375,356,461

Financial Highlights
VIP Disciplined Small Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.30	$13.62	$20.38	$17.27	$14.68	$13.07
Income from Investment Operations
Net investment income (loss) A,B	.08	.15	.14	.10	.10	.15
Net realized and unrealized gain (loss)	.63	2.69	(3.56)	3.44	2.60	2.81
Total from investment operations	.71	2.84	(3.42)	3.54	2.70	2.96
Distributions from net investment income	(.03)	(.16)	(.13)	(.08)	(.11)	(.14)
Distributions from net realized gain	-	-	(3.21)	(.35)	-	(1.21)
Total distributions	(.03)	(.16)	(3.34)	(.43)	(.11)	(1.35)
Net asset value, end of period	$16.98	$16.30	$13.62	$20.38	$17.27	$14.68
Total Return C,D,E	4.36%	20.96%	(18.23)%	20.66%	18.45%	23.71%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.37% H	.46%	.49%	.57%	.60%	.59%
Expenses net of fee waivers, if any	.37 % H	.46%	.49%	.57%	.60%	.59%
Expenses net of all reductions	.37% H	.46%	.49%	.57%	.60%	.59%
Net investment income (loss)	.92% H	1.00%	.96%	.48%	.77%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$29,171	$29,418	$25,329	$30,964	$23,919	$23,600
Portfolio turnover rate I	87 % H	100%	102%	92%	57%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Disciplined Small Cap Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.37	$13.68	$20.45	$17.33	$14.74	$13.12
Income from Investment Operations
Net investment income (loss) A,B	.07	.13	.13	.08	.09	.13
Net realized and unrealized gain (loss)	.64	2.70	(3.58)	3.46	2.59	2.83
Total from investment operations	.71	2.83	(3.45)	3.54	2.68	2.96
Distributions from net investment income	(.03)	(.14)	(.11)	(.06)	(.09)	(.13)
Distributions from net realized gain	-	-	(3.21)	(.35)	-	(1.21)
Total distributions	(.03)	(.14)	(3.32)	(.42) C	(.09)	(1.34)
Net asset value, end of period	$17.05	$16.37	$13.68	$20.45	$17.33	$14.74
Total Return D,E,F	4.33%	20.83%	(18.30)%	20.53%	18.28%	23.59%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.47% I	.56%	.59%	.67%	.70%	.69%
Expenses net of fee waivers, if any	.47 % I	.56%	.59%	.67%	.70%	.69%
Expenses net of all reductions	.47% I	.56%	.59%	.67%	.70%	.69%
Net investment income (loss)	.82% I	.90%	.86%	.38%	.67%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$251	$241	$201	$301	$255	$217
Portfolio turnover rate J	87 % I	100%	102%	92%	57%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Disciplined Small Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.33	$13.65	$20.42	$17.30	$14.72	$13.11
Income from Investment Operations
Net investment income (loss) A,B	.06	.11	.10	.05	.07	.11
Net realized and unrealized gain (loss)	.63	2.70	(3.57)	3.46	2.59	2.82
Total from investment operations	.69	2.81	(3.47)	3.51	2.66	2.93
Distributions from net investment income	(.02)	(.13)	(.09)	(.03)	(.08)	(.11)
Distributions from net realized gain	-	-	(3.21)	(.35)	-	(1.21)
Total distributions	(.02)	(.13)	(3.30)	(.39) C	(.08)	(1.32)
Net asset value, end of period	$17.00	$16.33	$13.65	$20.42	$17.30	$14.72
Total Return D,E,F	4.25%	20.67%	(18.45)%	20.39%	18.12%	23.37%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.62% I	.71%	.74%	.82%	.85%	.84%
Expenses net of fee waivers, if any	.62 % I	.71%	.74%	.82%	.85%	.84%
Expenses net of all reductions	.62% I	.71%	.74%	.82%	.85%	.84%
Net investment income (loss)	.67% I	.75%	.71%	.23%	.52%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$32,472	$28,724	$18,360	$20,389	$13,720	$9,767
Portfolio turnover rate J	87 % I	100%	102%	92%	57%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Disciplined Small Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.20	$13.54	$20.28	$17.18	$14.61	$13.02
Income from Investment Operations
Net investment income (loss) A,B	.07	.13	.13	.08	.09	.13
Net realized and unrealized gain (loss)	.63	2.68	(3.54)	3.44	2.58	2.80
Total from investment operations	.70	2.81	(3.41)	3.52	2.67	2.93
Distributions from net investment income	(.03)	(.15)	(.12)	(.07)	(.10)	(.13)
Distributions from net realized gain	-	-	(3.21)	(.35)	-	(1.21)
Total distributions	(.03)	(.15)	(3.33)	(.42)	(.10)	(1.34)
Net asset value, end of period	$16.87	$16.20	$13.54	$20.28	$17.18	$14.61
Total Return C,D,E	4.31%	20.85%	(18.29)%	20.62%	18.33%	23.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.43% H	.54%	.57%	.65%	.67%	.67%
Expenses net of fee waivers, if any	.43 % H	.54%	.57%	.65%	.67%	.67%
Expenses net of all reductions	.43% H	.54%	.57%	.65%	.67%	.67%
Net investment income (loss)	.86% H	.92%	.88%	.41%	.70%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$324,397	$316,973	$265,902	$355,854	$256,709	$234,625
Portfolio turnover rate I	87 % H	100%	102%	92%	57%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$73,954,487
Gross unrealized depreciation	(36,501,844)
Net unrealized appreciation (depreciation)	$37,452,643
Tax cost	$372,270,166

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(10,710,537)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Disciplined Small Cap Portfolio	167,490,557	163,507,781

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective June 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month based on an annual rate expressed as a percentage of each class's average net assets as noted in the following table:

Management Fee Rate
Initial Class	.30%
Service Class	.30%
Service Class 2.30%
Investor Class	.38%

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Prior to June 1, 2024, the management fee was based on an annual rate of .24% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$123
Service Class 2	38,770
$38,893

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent.

Effective June 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

Prior to June 1, 2024, FIIOC received an asset-based fee with respect to each class. Each class paid a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the portion of the reporting period prior to June 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	7,664.06
Service Class	63.06
Service Class 2	7,854.06
Investor Class	182,905.14
	198,486

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

Effective June 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

Prior to June 1, 2024, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to June 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Disciplined Small Cap Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Disciplined Small Cap Portfolio	2,887

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP Disciplined Small Cap Portfolio	3,666,004	5,934,591	1,196,398

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Disciplined Small Cap Portfolio	339

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Disciplined Small Cap Portfolio	1,986	137	44,684

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $129.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Disciplined Small Cap Portfolio
Distributions to shareholders
Initial Class	$54,311	$277,541
Service Class	412	2,091
Service Class 2	42,177	202,940
Investor Class	549,197	2,771,015
Total	$646,097	$3,253,587

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Disciplined Small Cap Portfolio
Initial Class
Shares sold	159,272	380,048	$2,632,689	$5,678,117
Reinvestment of distributions	3,256	19,035	54,311	277,541
Shares redeemed	(249,506)	(453,667)	(4,133,999)	(6,562,061)
Net increase (decrease)	(86,978)	(54,584)	$(1,446,999)	$(606,403)
Service Class 2
Shares sold	374,604	704,050	$6,318,155	$10,213,550
Reinvestment of distributions	2,524	13,893	42,177	202,940
Shares redeemed	(225,740)	(303,646)	(3,749,780)	(4,480,203)
Net increase (decrease)	151,388	414,297	$2,610,552	$5,936,287
Investor Class
Shares sold	1,224,942	2,671,006	$20,489,552	$40,584,220
Reinvestment of distributions	33,124	191,197	549,197	2,771,015
Shares redeemed	(1,598,466)	(2,934,436)	(26,181,127)	(42,043,749)
Net increase (decrease)	(340,400)	(72,233)	$(5,142,378)	$1,311,486

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Disciplined Small Cap Portfolio	90%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contract and Management Fees
VIP Disciplined Small Cap Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it is the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board considered that, in connection with the renewal, the fund's Advisory Contract with FMR was being amended effective June 1, 2024 to incorporate administrative services, including transfer agent and pricing and bookkeeping services, previously covered under separate agreements.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of FMR, and also considered FMR's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity and its affiliates under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with Fidelity, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of FMR, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with FMR the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of Initial Class of the fund, the Board considered the fund's management fee rate as well as other expenses, such as pricing and bookkeeping and transfer agent fees, paid by FMR. The Board also considered other "class-level" expenses, such as fund-paid 12b-1 fees. The Board noted that, effective June 1, 2024, the management fee rate will also cover transfer agent and pricing and bookkeeping services. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through May 31, 2025.

1.821007.118
VDSC-SANN-0824
Fidelity® Variable Insurance Products:

VIP Total Market Index Portfolio
VIP Extended Market Index Portfolio
VIP International Index Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Total Market Index Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	347	13,738
AST SpaceMobile, Inc. Class A, (a)(b)	2,374	27,562
AT&T, Inc.	135,530	2,589,978
ATN International, Inc.	209	4,765
Bandwidth, Inc. Class A, (a)	408	6,887
Cogent Communications Group, Inc.	812	45,829
Consolidated Communications Holdings, Inc. (a)	1,425	6,270
Frontier Communications Parent, Inc. (a)	4,212	110,270
Globalstar, Inc. (a)(b)	14,203	15,907
IDT Corp. Class B	381	13,686
Iridium Communications, Inc.	2,363	62,903
Liberty Global Ltd.:
Class A	3,126	54,486
Class C (b)	3,789	67,634
Liberty Latin America Ltd.:
Class A (a)	208	1,999
Class C (a)	2,940	28,283
Lumen Technologies, Inc. (a)(b)	19,194	21,113
Shenandoah Telecommunications Co.	971	15,856
Verizon Communications, Inc.	79,698	3,286,746
		6,373,912
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	4,884	24,322
Atlanta Braves Holdings, Inc.:
Class A (b)	257	10,622
Class C,	746	29,422
Cinemark Holdings, Inc. (a)(b)	1,996	43,154
Electronic Arts, Inc.	4,610	642,311
Endeavor Group Holdings, Inc. (b)	3,552	96,011
Eventbrite, Inc. (a)	1,601	7,749
Liberty Media Corp. Liberty Formula One:
Class A	497	31,922
Class C	3,910	280,894
Liberty Media Corp. Liberty Live:
Class C	705	26,980
Series A	545	20,443
Lions Gate Entertainment Corp.:
Class A (a)(b)	2,018	19,010
Class B (a)	1,518	13,009
Live Nation Entertainment, Inc. (a)	2,693	252,442
Madison Square Garden Entertainment Corp. Class A (a)	770	26,357
Madison Square Garden Sports Corp. (a)	318	59,825
Marcus Corp.	404	4,593
Netflix, Inc. (a)	8,204	5,536,716
Playtika Holding Corp.	1,352	10,640
Roblox Corp. (a)	9,369	348,620
Roku, Inc. Class A (a)	2,374	142,274
Skillz, Inc. (a)(b)	209	1,501
Sphere Entertainment Co. (a)	489	17,144
Take-Two Interactive Software, Inc. (a)	3,006	467,403
The Walt Disney Co.	34,774	3,452,710
TKO Group Holdings, Inc.	1,139	123,001
Vivid Seats, Inc. Class A (a)(b)	1,225	7,044
Warner Bros Discovery, Inc. (a)	42,105	313,261
Warner Music Group Corp. Class A	2,646	81,100
		12,090,480
Interactive Media & Services - 5.9%
Alphabet, Inc.:
Class A	111,751	20,355,445
Class C	93,498	17,149,403
Angi, Inc. Class A, (a)	1,934	3,713
Bumble, Inc. (a)	1,904	20,011
CarGurus, Inc. Class A (a)	1,623	42,523
Cars.com, Inc. (a)	1,142	22,497
EverQuote, Inc. Class A (a)	419	8,740
fuboTV, Inc. (a)(b)	5,295	6,566
IAC, Inc. (a)	1,328	62,217
Match Group, Inc. (a)	5,158	156,700
MediaAlpha, Inc. Class A (a)	357	4,702
Meta Platforms, Inc. Class A	41,708	21,030,008
Nextdoor Holdings, Inc. Class A (a)	3,086	8,579
Pinterest, Inc. Class A (a)	11,286	497,374
QuinStreet, Inc. (a)	1,029	17,071
Rumble, Inc. (a)(b)	1,466	8,136
Shutterstock, Inc. (b)	435	16,835
Snap, Inc. Class A (a)	19,595	325,473
TripAdvisor, Inc. (a)	2,065	36,778
Vimeo, Inc. (a)	3,100	11,563
Yelp, Inc. (a)	1,294	47,813
Ziff Davis, Inc. (a)	881	48,499
ZipRecruiter, Inc. (a)	1,369	12,444
Zoominfo Technologies, Inc. (a)	5,575	71,193
		59,964,283
Media - 0.6%
Advantage Solutions, Inc. Class A (a)(b)	1,797	5,786
Altice U.S.A., Inc. Class A (a)	4,602	9,388
AMC Networks, Inc. Class A (a)(b)	549	5,303
Boston Omaha Corp. (a)	345	4,644
Cable One, Inc.	88	31,152
Cardlytics, Inc. (a)(b)	672	5,517
Charter Communications, Inc. Class A (a)	1,873	559,952
Clear Channel Outdoor Holdings, Inc. (a)	7,008	9,881
Comcast Corp. Class A	75,114	2,941,464
E.W. Scripps Co. Class A (a)	1,015	3,187
EchoStar Corp. Class A (a)	2,247	40,019
Entravision Communication Corp. Class A	925	1,878
Fox Corp.:
Class A	4,442	152,672
Class B	2,599	83,220
Gannett Co., Inc. (a)(b)	2,835	13,069
Gray Television, Inc.	1,448	7,530
iHeartMedia, Inc. (a)	1,604	1,748
Integral Ad Science Holding Corp. (a)	1,346	13,083
Interpublic Group of Companies, Inc.	7,272	211,542
John Wiley & Sons, Inc. Class A	820	33,374
Liberty Broadband Corp.:
Class A (a)	570	31,122
Class C (a)	1,928	105,693
Liberty Media Corp. Liberty SiriusXM:
Class A	1,378	30,523
Class C	2,822	62,536
Magnite, Inc. (a)	2,323	30,873
National CineMedia, Inc. (a)(b)	1,793	7,871
News Corp.:
Class A	7,146	197,015
Class B	2,227	63,225
Nexstar Media Group, Inc.	615	102,096
Omnicom Group, Inc.	3,757	337,003
Paramount Global:
Class A	178	3,272
Class B	9,204	95,630
PubMatic, Inc. Class A (a)	793	16,106
Scholastic Corp.	491	17,416
Sinclair, Inc. Class A (b)	685	9,131
Sirius XM Holdings, Inc. (b)	12,310	34,837
Stagwell, Inc. (a)(b)	2,129	14,520
TechTarget, Inc. (a)	468	14,588
TEGNA, Inc.	3,710	51,717
The New York Times Co. Class A	3,102	158,853
The Trade Desk, Inc. Class A (a)	8,462	826,484
Thryv Holdings, Inc. (a)	583	10,389
WideOpenWest, Inc. (a)	805	4,355
		6,359,664
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	1,099	10,572
NII Holdings, Inc. (a)(b)(c)	363	0
Spok Holdings, Inc.	384	5,687
T-Mobile U.S., Inc.	9,894	1,743,125
Telephone & Data Systems, Inc.	1,880	38,972
U.S. Cellular Corp. (a)	274	15,295
		1,813,651
TOTAL COMMUNICATION SERVICES		86,601,990
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 0.2%
Adient PLC (a)	1,746	43,144
American Axle & Manufacturing Holdings, Inc. (a)	2,302	16,091
Aptiv PLC (a)	5,293	372,733
Autoliv, Inc.	1,393	149,037
BorgWarner, Inc.	4,362	140,631
Cooper-Standard Holding, Inc. (a)	318	3,956
Dana, Inc.	2,473	29,973
Dorman Products, Inc. (a)	539	49,308
Fox Factory Holding Corp. (a)	815	39,275
Garrett Motion, Inc. (a)	2,741	23,545
Gentex Corp. (b)	4,417	148,897
Gentherm, Inc. (a)	616	30,381
Holley, Inc. (a)	847	3,032
LCI Industries	477	49,312
Lear Corp.	1,083	123,689
Luminar Technologies, Inc. Class A (a)(b)	5,045	7,517
Mobileye Global, Inc. Class A (a)(b)	1,454	40,836
Modine Manufacturing Co. (a)(b)	997	99,889
Patrick Industries, Inc.	394	42,769
Phinia, Inc.	904	35,581
QuantumScape Corp. Class A (a)(b)	6,525	32,103
Solid Power, Inc. (a)(b)	2,674	4,412
Standard Motor Products, Inc.	350	9,706
Stoneridge, Inc. (a)	495	7,900
The Goodyear Tire & Rubber Co. (a)	5,323	60,416
Visteon Corp. (a)	523	55,804
XPEL, Inc. (a)	393	13,975
		1,633,912
Automobiles - 1.2%
Canoo, Inc. (a)(b)	1,119	2,383
Ford Motor Co.	73,997	927,922
General Motors Co.	21,882	1,016,638
Harley-Davidson, Inc.	2,423	81,267
Lucid Group, Inc. Class A (a)(b)	16,863	44,012
Rivian Automotive, Inc. (a)(b)	12,795	171,709
Tesla, Inc. (a)	52,528	10,394,241
Thor Industries, Inc.	1,006	94,011
Winnebago Industries, Inc.	557	30,189
		12,762,372
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	173,289	33,488,099
Big Lots, Inc. (a)(b)	451	780
ContextLogic, Inc. (a)(b)	284	1,622
Dillard's, Inc. Class A	65	28,625
eBay, Inc.	9,842	528,712
Etsy, Inc. (a)	2,272	134,003
Groupon, Inc. (a)(b)	516	7,895
Kohl's Corp.	2,087	47,980
Macy's, Inc. (b)	5,170	99,264
Nordstrom, Inc. (b)	1,834	38,917
Ollie's Bargain Outlet Holdings, Inc. (a)	1,176	115,448
Qurate Retail, Inc. Series A (a)	6,915	4,356
		34,495,701
Distributors - 0.1%
Genuine Parts Co.	2,658	367,655
LKQ Corp.	5,076	211,111
Pool Corp.	733	225,273
		804,039
Diversified Consumer Services - 0.1%
ADT, Inc.	5,193	39,467
Adtalem Global Education, Inc. (a)	748	51,021
Allurion Technologies, Inc. (b)	691	689
Bright Horizons Family Solutions, Inc. (a)	1,102	121,308
Carriage Services, Inc.	238	6,388
Chegg, Inc. (a)	1,911	6,039
Coursera, Inc. (a)	1,917	13,726
Duolingo, Inc. (a)	680	141,896
European Wax Center, Inc. (a)(b)	725	7,199
Frontdoor, Inc. (a)	1,493	50,448
Graham Holdings Co.	68	47,569
Grand Canyon Education, Inc. (a)	566	79,189
H&R Block, Inc.	2,651	143,764
Laureate Education, Inc.	2,588	38,665
Mister Car Wash, Inc. (a)(b)	1,679	11,954
Nerdy, Inc. Class A (a)	1,110	1,854
OneSpaWorld Holdings Ltd. (a)	1,701	26,144
Perdoceo Education Corp.	1,221	26,154
Service Corp. International	2,805	199,520
Strategic Education, Inc.	409	45,260
Stride, Inc. (a)	747	52,664
Udemy, Inc. (a)	1,587	13,696
Universal Technical Institute, Inc. (a)	685	10,775
WW International, Inc. (a)(b)	1,348	1,577
		1,136,966
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	1,051	10,783
Airbnb, Inc. Class A (a)	8,258	1,252,161
Aramark	4,980	169,420
Bally's Corp. (a)(b)	567	6,787
BJ's Restaurants, Inc. (a)(b)	438	15,199
Bloomin' Brands, Inc.	1,624	31,230
Booking Holdings, Inc.	661	2,618,552
Bowlero Corp. Class A (b)	681	9,868
Boyd Gaming Corp.	1,309	72,126
Brinker International, Inc. (a)	837	60,590
Caesars Entertainment, Inc. (a)	4,098	162,855
Carnival Corp. (a)	19,105	357,646
Chipotle Mexican Grill, Inc. (a)	26,000	1,628,900
Choice Hotels International, Inc. (b)	467	55,573
Churchill Downs, Inc.	1,289	179,944
Chuy's Holdings, Inc. (a)	349	9,046
Cracker Barrel Old Country Store, Inc. (b)	422	17,792
Darden Restaurants, Inc.	2,264	342,588
Dave & Buster's Entertainment, Inc. (a)	616	24,523
Denny's Corp. (a)	976	6,930
Dine Brands Global, Inc.	288	10,426
Domino's Pizza, Inc.	661	341,294
Doordash, Inc. (a)	5,764	627,008
Draftkings Holdings, Inc. (a)	8,843	337,537
Dutch Bros, Inc. (a)	1,322	54,731
El Pollo Loco Holdings, Inc. (a)	479	5,417
Everi Holdings, Inc. (a)	1,619	13,600
Expedia Group, Inc. (a)	2,479	312,329
First Watch Restaurant Group, Inc. (a)(b)	498	8,745
Golden Entertainment, Inc.	393	12,226
Hilton Grand Vacations, Inc. (a)	1,367	55,268
Hilton Worldwide Holdings, Inc.	4,777	1,042,341
Hyatt Hotels Corp. Class A	840	127,613
Jack in the Box, Inc. (b)	364	18,542
Krispy Kreme, Inc. (b)	1,558	16,764
Kura Sushi U.S.A., Inc. Class A (a)(b)	105	6,624
Las Vegas Sands Corp.	7,003	309,883
Life Time Group Holdings, Inc. (a)	1,130	21,278
Light & Wonder, Inc. Class A (a)	1,709	179,240
Lindblad Expeditions Holdings (a)(b)	712	6,871
Marriott International, Inc. Class A	4,675	1,130,275
Marriott Vacations Worldwide Corp.	621	54,226
McDonald's Corp.	13,749	3,503,795
MGM Resorts International (a)	5,185	230,421
Monarch Casino & Resort, Inc.	261	17,782
Norwegian Cruise Line Holdings Ltd. (a)	8,073	151,692
Papa John's International, Inc. (b)	633	29,738
Penn Entertainment, Inc. (a)	2,848	55,123
Planet Fitness, Inc. (a)	1,625	119,584
Playa Hotels & Resorts NV (a)	2,070	17,367
PlayAGS, Inc. (a)	778	8,947
Portillo's, Inc. Class A (a)(b)	949	9,224
Potbelly Corp. (a)	448	3,597
RCI Hospitality Holdings, Inc.	160	6,970
Red Robin Gourmet Burgers, Inc. (a)(b)	296	2,241
Red Rock Resorts, Inc.	908	49,876
Royal Caribbean Cruises Ltd. (a)	4,472	712,971
Rush Street Interactive, Inc. (a)	1,273	12,208
Sabre Corp. (a)	7,285	19,451
Shake Shack, Inc. Class A (a)	704	63,360
Six Flags Entertainment Corp.	1,382	45,799
Soho House & Co., Inc. Class A (a)(b)	664	3,526
Starbucks Corp.	21,462	1,670,817
Sweetgreen, Inc. Class A (a)	1,747	52,655
Target Hospitality Corp. (a)	475	4,137
Texas Roadhouse, Inc.	1,265	217,213
The Cheesecake Factory, Inc. (b)	875	34,379
Travel+Leisure Co.	1,381	62,117
United Parks & Resorts, Inc. (a)(b)	674	36,605
Vail Resorts, Inc.	721	129,874
Wendy's Co.	3,129	53,068
Wingstop, Inc.	558	235,844
Wyndham Hotels & Resorts, Inc.	1,579	116,846
Wynn Resorts Ltd.	1,808	161,816
Xponential Fitness, Inc. (a)	424	6,614
Yum! Brands, Inc.	5,322	704,952
		20,275,360
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	556	15,279
Cavco Industries, Inc. (a)	146	50,541
Century Communities, Inc.	537	43,851
Cricut, Inc. (b)	915	5,481
D.R. Horton, Inc.	5,664	798,228
Dream Finders Homes, Inc. (a)	422	10,896
Ethan Allen Interiors, Inc.	445	12,411
Garmin Ltd.	2,900	472,468
GoPro, Inc. Class A (a)	2,289	3,250
Green Brick Partners, Inc. (a)	491	28,105
Helen of Troy Ltd. (a)(b)	447	41,455
Hovnanian Enterprises, Inc. Class A (a)	93	13,199
Installed Building Products, Inc. (b)	447	91,939
iRobot Corp. (a)(b)	505	4,601
KB Home	1,402	98,392
La-Z-Boy, Inc.	792	29,526
Landsea Homes Corp. Class A (a)	207	1,902
Legacy Housing Corp. (a)	133	3,051
Leggett & Platt, Inc.	2,539	29,097
Lennar Corp.:
Class A	4,689	702,740
Class B	241	33,603
LGI Homes, Inc. (a)	390	34,901
Lovesac (a)	266	6,006
M/I Homes, Inc. (a)	527	64,368
Meritage Homes Corp.	693	112,162
Mohawk Industries, Inc. (a)	1,008	114,499
Newell Brands, Inc.	7,194	46,114
NVR, Inc. (a)	61	462,902
PulteGroup, Inc.	4,025	443,153
Purple Innovation, Inc. Class A (a)	1,233	1,282
SharkNinja, Inc.	918	68,988
Skyline Champion Corp. (a)	1,016	68,834
Sonos, Inc. (a)	2,327	34,347
Taylor Morrison Home Corp. (a)	2,047	113,486
Tempur Sealy International, Inc.	3,269	154,754
Toll Brothers, Inc.	1,979	227,941
TopBuild Corp. (a)	600	231,162
TRI Pointe Homes, Inc. (a)	1,820	67,795
Vizio Holding Corp. (a)	1,856	20,045
Whirlpool Corp. (b)	1,036	105,879
Worthington Enterprises, Inc.	578	27,357
ZAGG, Inc. rights (a)(c)	132	0
		4,895,990
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	564	35,803
AMMO, Inc. (a)	2,002	3,363
Brunswick Corp.	1,312	95,474
Clarus Corp.	558	3,755
Funko, Inc. (a)(b)	750	7,320
Hasbro, Inc.	2,475	144,788
JAKKS Pacific, Inc. (a)	142	2,543
Johnson Outdoors, Inc. Class A (b)	114	3,988
Malibu Boats, Inc. Class A (a)	404	14,156
MasterCraft Boat Holdings, Inc. (a)(b)	312	5,891
Mattel, Inc. (a)	6,716	109,202
Peloton Interactive, Inc. Class A (a)(b)	6,612	22,349
Polaris, Inc. (b)	998	78,153
Smith & Wesson Brands, Inc.	884	12,677
Sturm, Ruger & Co., Inc.	325	13,536
Topgolf Callaway Brands Corp. (a)	2,721	41,631
Vista Outdoor, Inc. (a)	1,095	41,227
YETI Holdings, Inc. (a)	1,635	62,375
		698,231
Specialty Retail - 1.9%
1-800-FLOWERS.com, Inc. Class A (a)(b)	501	4,770
Abercrombie & Fitch Co. Class A (a)	956	170,015
Academy Sports & Outdoors, Inc.	1,394	74,231
Advance Auto Parts, Inc.	1,112	70,423
America's Car Mart, Inc. (a)	101	6,081
American Eagle Outfitters, Inc.	3,509	70,040
Arhaus, Inc. Class A, (b)	805	13,637
Arko Corp.	1,353	8,483
Asbury Automotive Group, Inc. (a)	387	88,186
AutoNation, Inc. (a)	494	78,734
AutoZone, Inc. (a)	328	972,225
Bath & Body Works, Inc.	4,288	167,446
Best Buy Co., Inc.	3,636	306,478
Beyond, Inc. (a)	861	11,262
Boot Barn Holdings, Inc. (a)(b)	579	74,650
Build-A-Bear Workshop, Inc. (b)	243	6,141
Burlington Stores, Inc. (a)	1,213	291,120
Caleres, Inc.	621	20,866
Camping World Holdings, Inc. (b)	780	13,931
CarMax, Inc. (a)	3,000	220,020
CarParts.com, Inc. (a)	760	760
Carvana Co. Class A (a)	1,946	250,489
Chewy, Inc. (a)	2,290	62,380
Citi Trends, Inc. (a)(b)	173	3,678
Designer Brands, Inc. Class A (b)	868	5,928
Destination XL Group, Inc. (a)	893	3,251
Dick's Sporting Goods, Inc.	1,103	236,980
EVgo, Inc. Class A (a)(b)	1,672	4,096
Five Below, Inc. (a)	1,049	114,310
Floor & Decor Holdings, Inc. Class A (a)(b)	2,024	201,206
Foot Locker, Inc.	1,568	39,075
GameStop Corp. Class A (a)(b)	5,101	125,944
Gap, Inc.	4,094	97,806
Genesco, Inc. (a)	232	6,000
Group 1 Automotive, Inc.	250	74,320
GrowGeneration Corp. (a)(b)	943	2,027
Guess?, Inc. (b)	521	10,628
Haverty Furniture Companies, Inc.	229	5,791
Hibbett, Inc.	225	19,622
J. Jill, Inc.	91	3,182
Leslie's, Inc. (a)(b)	3,381	14,166
Lithia Motors, Inc. Class A (sub. vtg.)	523	132,031
Lowe's Companies, Inc.	10,903	2,403,675
MarineMax, Inc. (a)	367	11,880
Monro, Inc.	558	13,314
Murphy U.S.A., Inc.	360	169,006
National Vision Holdings, Inc. (a)	1,474	19,295
O'Reilly Automotive, Inc. (a)	1,120	1,182,787
OneWater Marine, Inc. Class A (a)(b)	225	6,203
Penske Automotive Group, Inc.	367	54,690
Petco Health & Wellness Co., Inc. Class A (a)(b)	1,766	6,675
PetMed Express, Inc. (b)	361	1,462
Revolve Group, Inc. (a)(b)	765	12,171
RH (a)	288	70,399
Ross Stores, Inc.	6,382	927,432
RumbleON, Inc. Class B (a)	327	1,341
Sally Beauty Holdings, Inc. (a)	1,953	20,956
Shoe Carnival, Inc. (b)	338	12,469
Signet Jewelers Ltd.	835	74,799
Sleep Number Corp. (a)(b)	377	3,608
Sonic Automotive, Inc. Class A (sub. vtg.)	275	14,979
Sportsman's Warehouse Holdings, Inc. (a)	582	1,403
Stitch Fix, Inc. (a)	1,720	7,138
The Aaron's Co., Inc.	501	5,000
The Buckle, Inc.	577	21,314
The Children's Place, Inc. (a)(b)	203	1,652
The Home Depot, Inc.	18,868	6,495,120
The ODP Corp. (a)	625	24,544
The RealReal, Inc. (a)(b)	1,574	5,021
thredUP, Inc. (a)	1,360	2,312
TJX Companies, Inc.	21,604	2,378,600
Tractor Supply Co.	2,050	553,500
Ulta Beauty, Inc. (a)	921	355,386
Upbound Group, Inc.	821	25,205
Urban Outfitters, Inc. (a)	1,073	44,047
Valvoline, Inc. (a)	2,471	106,747
Victoria's Secret & Co. (a)	1,481	26,169
Warby Parker, Inc. (a)	1,403	22,532
Wayfair LLC Class A (a)(b)	1,757	92,647
Williams-Sonoma, Inc.	1,216	343,362
Winmark Corp.	54	19,042
Zumiez, Inc. (a)	290	5,649
		19,625,940
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	2,222	73,504
Carter's, Inc. (b)	693	42,945
Columbia Sportswear Co. (b)	648	51,244
Crocs, Inc. (a)	1,149	167,685
Deckers Outdoor Corp. (a)	487	471,392
Figs, Inc. Class A (a)	2,332	12,430
G-III Apparel Group Ltd. (a)	771	20,871
Hanesbrands, Inc. (a)(b)	6,550	32,292
Kontoor Brands, Inc. (b)	940	62,181
Levi Strauss & Co. Class A	1,954	37,673
lululemon athletica, Inc. (a)	2,178	650,569
Movado Group, Inc.	280	6,961
NIKE, Inc. Class B	23,076	1,739,238
Oxford Industries, Inc. (b)	279	27,942
PVH Corp.	1,132	119,845
Ralph Lauren Corp. Class A	741	129,719
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,535	175,219
Steven Madden Ltd.	1,345	56,894
Tapestry, Inc.	4,356	186,393
Under Armour, Inc.:
Class A (sub. vtg.) (a)	5,581	37,225
Class C (non-vtg.) (a)(b)	1,611	10,520
Vera Bradley, Inc. (a)	413	2,585
VF Corp. (b)	6,204	83,754
Wolverine World Wide, Inc.	1,500	20,280
		4,219,361
TOTAL CONSUMER DISCRETIONARY		100,547,872
CONSUMER STAPLES - 5.3%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	180	54,909
Brown-Forman Corp. Class B (non-vtg.) (b)	3,434	148,314
Celsius Holdings, Inc. (a)	2,813	160,594
Coca-Cola Consolidated, Inc.	89	96,565
Constellation Brands, Inc. Class A (sub. vtg.)	3,048	784,189
Duckhorn Portfolio, Inc. (a)	878	6,234
Keurig Dr. Pepper, Inc.	19,741	659,349
MGP Ingredients, Inc. (b)	291	21,650
Molson Coors Beverage Co. Class B	3,516	178,718
Monster Beverage Corp. (a)	14,004	699,500
National Beverage Corp.	446	22,853
PepsiCo, Inc.	26,054	4,297,086
The Coca-Cola Co.	73,721	4,692,342
The Vita Coco Co., Inc. (a)	584	16,264
		11,838,567
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	7,635	150,791
Andersons, Inc.	587	29,115
BJ's Wholesale Club Holdings, Inc. (a)	2,529	222,147
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	142	0
warrants 11/4/28 (a)(c)	142	0
warrants 11/4/28 (a)(c)	142	0
Casey's General Stores, Inc.	703	268,237
Chefs' Warehouse Holdings (a)	672	26,282
Costco Wholesale Corp.	8,411	7,149,266
Dollar General Corp.	4,163	550,473
Dollar Tree, Inc. (a)	3,924	418,965
Grocery Outlet Holding Corp. (a)	1,876	41,497
Ingles Markets, Inc. Class A	278	19,074
Kroger Co.	12,543	626,272
Performance Food Group Co. (a)	2,952	195,157
PriceSmart, Inc.	482	39,138
SpartanNash Co.	684	12,832
Sprouts Farmers Market LLC (a)	1,925	161,046
Sysco Corp.	9,434	673,493
Target Corp.	8,752	1,295,646
U.S. Foods Holding Corp. (a)	4,288	227,178
United Natural Foods, Inc. (a)	1,113	14,580
Walgreens Boots Alliance, Inc.	13,590	164,371
Walmart, Inc.	81,137	5,493,786
Weis Markets, Inc.	311	19,521
		17,798,867
Food Products - 0.7%
Archer Daniels Midland Co.	10,112	611,270
B&G Foods, Inc. (b)	1,564	12,637
Beyond Meat, Inc. (a)(b)	1,187	7,965
BRC, Inc. Class A (a)(b)	874	5,358
Bunge Global SA	2,755	294,151
Cal-Maine Foods, Inc.	775	47,360
Calavo Growers, Inc.	333	7,559
Campbell Soup Co.	3,731	168,604
Conagra Brands, Inc.	9,064	257,599
Darling Ingredients, Inc. (a)	3,037	111,610
Flowers Foods, Inc.	3,668	81,430
Fresh Del Monte Produce, Inc.	637	13,918
Freshpet, Inc. (a)	918	118,780
General Mills, Inc.	10,766	681,057
Hormel Foods Corp.	5,497	167,604
Ingredion, Inc.	1,236	141,769
J&J Snack Foods Corp.	297	48,224
John B. Sanfilippo & Son, Inc.	163	15,839
Kellanova	5,000	288,400
Lamb Weston Holdings, Inc.	2,738	230,211
Lancaster Colony Corp.	383	72,376
McCormick & Co., Inc. (non-vtg.)	4,769	338,313
Mission Produce, Inc. (a)	814	8,042
Mondelez International, Inc.	25,521	1,670,094
Pilgrim's Pride Corp. (a)	777	29,907
Post Holdings, Inc. (a)	958	99,785
Seaboard Corp.	5	15,804
Seneca Foods Corp. Class A (a)	90	5,166
The Hain Celestial Group, Inc. (a)	1,681	11,616
The Hershey Co.	2,842	522,445
The J.M. Smucker Co.	2,013	219,498
The Kraft Heinz Co.	15,111	486,876
The Simply Good Foods Co. (a)	1,706	61,638
Tootsie Roll Industries, Inc.	351	10,730
TreeHouse Foods, Inc. (a)	958	35,101
Tyson Foods, Inc. Class A	5,426	310,042
Utz Brands, Inc. Class A	1,317	21,915
Vital Farms, Inc. (a)	521	24,367
Westrock Coffee Holdings (a)(b)	497	5,084
Whole Earth Brands, Inc. (a)	531	2,581
WK Kellogg Co.	1,269	20,888
		7,283,613
Household Products - 1.1%
Central Garden & Pet Co. (a)	56	2,156
Central Garden & Pet Co. Class A (non-vtg.)	1,171	38,678
Church & Dwight Co., Inc.	4,670	484,186
Colgate-Palmolive Co.	15,594	1,513,242
Energizer Holdings, Inc.	1,248	36,866
Kimberly-Clark Corp.	6,386	882,545
Procter & Gamble Co.	44,595	7,354,607
Reynolds Consumer Products, Inc.	1,063	29,743
Spectrum Brands Holdings, Inc.	575	49,410
The Clorox Co.	2,357	321,660
WD-40 Co.	255	56,008
		10,769,101
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	2,483	141,879
Coty, Inc. Class A (a)	7,065	70,791
Edgewell Personal Care Co.	946	38,020
elf Beauty, Inc. (a)	1,053	221,888
Estee Lauder Companies, Inc. Class A	4,418	470,075
Herbalife Ltd. (a)	1,904	19,783
Inter Parfums, Inc.	345	40,030
Kenvue, Inc.	32,683	594,177
MediFast, Inc. (b)	198	4,320
Nu Skin Enterprises, Inc. Class A	927	9,771
Olaplex Holdings, Inc. (a)	2,144	3,302
The Beauty Health Co. Class A, (a)	1,724	3,310
The Honest Co., Inc. (a)	1,044	3,048
USANA Health Sciences, Inc. (a)	224	10,134
		1,630,528
Tobacco - 0.4%
Altria Group, Inc.	33,414	1,522,008
Philip Morris International, Inc.	29,427	2,981,838
Turning Point Brands, Inc.	322	10,333
Universal Corp.	471	22,697
Vector Group Ltd.	2,489	26,309
		4,563,185
TOTAL CONSUMER STAPLES		53,883,861
ENERGY - 3.6%
Energy Equipment & Services - 0.4%
Archrock, Inc.	2,629	53,158
Atlas Energy Solutions, Inc. (b)	980	19,531
Baker Hughes Co. Class A	18,987	667,773
Bristow Group, Inc. (a)	460	15,424
Cactus, Inc. (b)	1,244	65,609
Championx Corp.	3,635	120,718
Core Laboratories, Inc. (b)	906	18,383
Diamond Offshore Drilling, Inc. (a)	1,906	29,524
DMC Global, Inc. (a)	373	5,379
Dril-Quip, Inc. (a)	628	11,681
Expro Group Holdings NV (a)	1,624	37,222
Halliburton Co.	16,890	570,544
Helix Energy Solutions Group, Inc. (a)	2,683	32,035
Helmerich & Payne, Inc. (b)	1,863	67,329
KLX Energy Services Holdings, Inc. (a)(b)	265	1,312
Kodiak Gas Services, Inc.	408	11,122
Liberty Energy, Inc. Class A	2,857	59,683
Nabors Industries Ltd. (a)	169	12,026
Newpark Resources, Inc. (a)	1,326	11,019
Noble Corp. PLC	2,095	93,542
NOV, Inc.	7,495	142,480
Oceaneering International, Inc. (a)	1,922	45,475
Oil States International, Inc. (a)	1,407	6,247
Patterson-UTI Energy, Inc.	6,037	62,543
ProPetro Holding Corp. (a)	1,644	14,253
Ranger Energy Services, Inc. Class A	265	2,788
RPC, Inc.	1,585	9,906
Schlumberger Ltd.	27,061	1,276,738
SEACOR Marine Holdings, Inc. (a)	458	6,178
Select Water Solutions, Inc. Class A	1,599	17,109
Solaris Oilfield Infrastructure, Inc. Class A	553	4,745
TechnipFMC PLC	8,271	216,287
TETRA Technologies, Inc. (a)	2,098	7,259
Tidewater, Inc. (a)	923	87,879
Transocean Ltd. (United States) (a)(b)	13,410	71,744
U.S. Silica Holdings, Inc. (a)	1,472	22,742
Valaris Ltd. (a)	1,198	89,251
Weatherford International PLC (a)	1,373	168,124
		4,154,762
Oil, Gas & Consumable Fuels - 3.2%
Aemetis, Inc. (a)(b)	658	1,981
Amplify Energy Corp. (a)	709	4,807
Antero Midstream GP LP	6,510	95,957
Antero Resources Corp. (a)	5,364	175,027
APA Corp.	6,867	202,164
Ardmore Shipping Corp.	781	17,596
Berry Corp.	1,368	8,837
California Resources Corp.	1,221	64,982
Centrus Energy Corp. Class A (a)(b)	242	10,346
Cheniere Energy, Inc.	4,518	789,882
Chesapeake Energy Corp.	2,111	173,503
Chevron Corp.	32,882	5,143,402
Chord Energy Corp.	787	131,964
Civitas Resources, Inc.	1,635	112,815
Clean Energy Fuels Corp. (a)(b)	3,574	9,543
CNX Resources Corp. (a)(b)	2,867	69,668
Comstock Resources, Inc. (b)	1,764	18,310
ConocoPhillips Co.	22,336	2,554,792
CONSOL Energy, Inc. (a)	503	51,321
Coterra Energy, Inc.	14,280	380,848
Crescent Energy, Inc. Class A	1,596	18,913
CVR Energy, Inc.	535	14,322
Delek U.S. Holdings, Inc.	1,133	28,053
Devon Energy Corp.	12,164	576,574
Diamondback Energy, Inc.	3,394	679,445
Dorian LPG Ltd. (b)	634	26,603
DT Midstream, Inc.	1,847	131,192
EOG Resources, Inc.	11,060	1,392,122
EQT Corp.	7,806	288,666
Equitrans Midstream Corp.	8,237	106,916
Evolution Petroleum Corp.	475	2,503
Excelerate Energy, Inc.	370	6,823
Exxon Mobil Corp.	75,280	8,666,234
FutureFuel Corp.	509	2,611
Gevo, Inc. (a)(b)	3,909	2,178
Granite Ridge Resources, Inc.	447	2,830
Green Plains, Inc. (a)	1,188	18,842
Gulfport Energy Corp. (a)	189	28,539
Hallador Energy Co. (a)	377	2,929
Hess Corp.	5,221	770,202
HF Sinclair Corp.	2,965	158,153
International Seaways, Inc.	726	42,928
Kinder Morgan, Inc.	36,662	728,474
Kinetik Holdings, Inc.	679	28,138
Kosmos Energy Ltd. (a)	8,860	49,084
Magnolia Oil & Gas Corp. Class A (b)	3,553	90,033
Marathon Oil Corp.	11,103	318,323
Marathon Petroleum Corp.	6,977	1,210,370
Matador Resources Co.	2,111	125,816
Murphy Oil Corp.	2,771	114,276
New Fortress Energy, Inc. Class A (b)	1,260	27,695
Nextdecade Corp. (a)(b)	1,574	12,498
Northern Oil & Gas, Inc.	1,724	64,081
Occidental Petroleum Corp.	12,490	787,245
ONEOK, Inc.	11,043	900,557
Overseas Shipholding Group, Inc. Class A	1,023	8,675
Ovintiv, Inc.	4,794	224,695
Par Pacific Holdings, Inc. (a)	1,057	26,689
PBF Energy, Inc. Class A	2,051	94,387
Peabody Energy Corp. (b)	2,098	46,408
Permian Resource Corp. Class A	8,750	141,313
Phillips 66 Co.	8,154	1,151,100
Range Resources Corp.	4,588	153,836
Rex American Resources Corp. (a)	298	13,586
Riley Exploration Permian, Inc.	61	1,727
Ring Energy, Inc. (a)(b)	852	1,440
SandRidge Energy, Inc. (b)	565	7,305
Scorpio Tankers, Inc.	815	66,251
SilverBow Resources, Inc. (a)	275	10,403
Sitio Royalties Corp.	1,536	36,265
SM Energy Co.	2,208	95,452
Southwestern Energy Co. (a)	20,921	140,798
Talos Energy, Inc. (a)	2,626	31,906
Targa Resources Corp.	4,227	544,353
Teekay Corp. (a)	1,242	11,141
Teekay Tankers Ltd.	471	32,410
Tellurian, Inc. (a)(b)	14,078	9,750
Texas Pacific Land Corp. (b)	354	259,932
The Williams Companies, Inc.	23,063	980,178
Uranium Energy Corp. (a)(b)	7,484	44,979
VAALCO Energy, Inc.	1,936	12,139
Valero Energy Corp.	6,456	1,012,043
Vertex Energy, Inc. (a)(b)	1,412	1,334
Vital Energy, Inc. (a)(b)	471	21,110
Vitesse Energy, Inc.	454	10,760
W&T Offshore, Inc. (b)	1,749	3,743
World Kinect Corp.	1,170	30,186
		32,668,207
TOTAL ENERGY		36,822,969
FINANCIALS - 12.7%
Banks - 3.4%
1st Source Corp.	318	17,051
Amalgamated Financial Corp.	346	9,480
Amerant Bancorp, Inc. Class A	511	11,600
Ameris Bancorp	1,219	61,377
Arrow Financial Corp.	315	8,206
Associated Banc-Corp.	2,856	60,404
Atlantic Union Bankshares Corp.	1,692	55,582
Axos Financial, Inc. (a)	960	54,864
Banc of California, Inc. (b)	2,675	34,187
BancFirst Corp.	268	23,504
Bancorp, Inc., Delaware (a)	1,038	39,195
Bank First National Corp. (b)	153	12,636
Bank of America Corp.	130,510	5,190,383
Bank of Hawaii Corp. (b)	758	43,365
Bank OZK	1,977	81,057
BankUnited, Inc.	1,406	41,154
Banner Corp.	637	31,621
Berkshire Hills Bancorp, Inc.	795	18,126
BOK Financial Corp.	526	48,203
Brookline Bancorp, Inc., Delaware	1,632	13,627
Byline Bancorp, Inc.	588	13,959
Cadence Bank	3,485	98,556
Cambridge Bancorp	149	10,281
Camden National Corp.	270	8,910
Capitol Federal Financial, Inc.	2,366	12,989
Cathay General Bancorp	1,382	52,129
Central Pacific Financial Corp.	490	10,388
Citigroup, Inc.	36,075	2,289,320
Citizens Financial Group, Inc.	8,845	318,685
City Holding Co.	282	29,963
Coastal Financial Corp. of Washington (a)	198	9,136
Columbia Banking Systems, Inc.	3,929	78,148
Columbia Financial, Inc. (a)	524	7,844
Comerica, Inc.	2,512	128,212
Commerce Bancshares, Inc.	2,253	125,672
Community Bank System, Inc.	1,007	47,540
Community Trust Bancorp, Inc.	299	13,054
ConnectOne Bancorp, Inc.	678	12,807
CrossFirst Bankshares, Inc. (a)	805	11,286
Cullen/Frost Bankers, Inc.	1,222	124,192
Customers Bancorp, Inc. (a)	534	25,621
CVB Financial Corp.	2,512	43,307
Dime Community Bancshares, Inc.	628	12,811
Eagle Bancorp, Inc.	531	10,036
East West Bancorp, Inc.	2,676	195,963
Eastern Bankshares, Inc.	3,023	42,262
Enterprise Financial Services Corp.	704	28,801
Equity Bancshares, Inc.	276	9,715
Esquire Financial Holdings, Inc.	111	5,284
FB Financial Corp.	663	25,877
Fifth Third Bancorp	12,919	471,414
First Bancorp, North Carolina	779	24,866
First Bancorp, Puerto Rico	3,158	57,760
First Bancshares, Inc.	509	13,224
First Busey Corp.	981	23,750
First Citizens Bancshares, Inc.	225	378,812
First Commonwealth Financial Corp.	1,986	27,427
First Financial Bancorp, Ohio	1,785	39,663
First Financial Bankshares, Inc. (b)	2,457	72,555
First Financial Corp., Indiana	216	7,966
First Foundation, Inc.	999	6,543
First Hawaiian, Inc.	2,416	50,156
First Horizon National Corp.	10,601	167,178
First Interstate Bancsystem, Inc.	1,577	43,793
First Merchants Corp.	1,153	38,383
First Mid-Illinois Bancshares, Inc.	402	13,218
First of Long Island Corp.	379	3,798
Flushing Financial Corp.	550	7,233
FNB Corp., Pennsylvania	6,750	92,340
Fulton Financial Corp.	3,075	52,214
German American Bancorp, Inc.	571	20,185
Glacier Bancorp, Inc.	2,115	78,932
Great Southern Bancorp, Inc.	173	9,621
Hancock Whitney Corp.	1,622	77,580
Hanmi Financial Corp.	525	8,778
HarborOne Bancorp, Inc.	822	9,149
Heartland Financial U.S.A., Inc.	737	32,760
Heritage Commerce Corp.	1,220	10,614
Heritage Financial Corp., Washington	692	12,477
Hilltop Holdings, Inc.	869	27,182
Hingham Institution for Savings	33	5,903
Home Bancshares, Inc.	3,590	86,016
HomeStreet, Inc.	293	3,340
Hope Bancorp, Inc.	2,213	23,768
Horizon Bancorp, Inc. Indiana	753	9,315
Huntington Bancshares, Inc.	27,475	362,121
Independent Bank Corp.	367	9,909
Independent Bank Corp.	801	40,627
Independent Bank Group, Inc.	697	31,727
International Bancshares Corp.	1,006	57,553
JPMorgan Chase & Co.	54,803	11,084,455
Kearny Financial Corp.	1,231	7,571
KeyCorp	17,772	252,540
Lakeland Financial Corp.	483	29,714
Live Oak Bancshares, Inc.	633	22,193
M&T Bank Corp.	3,152	477,087
Mercantile Bank Corp.	294	11,928
Metropolitan Bank Holding Corp. (a)	205	8,628
Midland States Bancorp, Inc.	376	8,516
National Bank Holdings Corp. Class A	697	27,218
NBT Bancorp, Inc.	893	34,470
New York Community Bancorp, Inc.	13,587	43,750
Nicolet Bankshares, Inc.	246	20,428
Northfield Bancorp, Inc.	769	7,290
Northwest Bancshares, Inc.	2,409	27,824
OceanFirst Financial Corp.	1,178	18,718
OFG Bancorp	887	33,218
Old National Bancorp, Indiana	5,990	102,968
Old Second Bancorp, Inc.	799	11,833
Origin Bancorp, Inc.	555	17,605
Pacific Premier Bancorp, Inc.	1,852	42,540
Park National Corp. (b)	279	39,713
Pathward Financial, Inc.	482	27,267
Peapack-Gladstone Financial Corp.	292	6,614
Peoples Bancorp, Inc.	643	19,290
Pinnacle Financial Partners, Inc.	1,449	115,978
PNC Financial Services Group, Inc.	7,546	1,173,252
Popular, Inc.	1,375	121,591
Preferred Bank, Los Angeles	241	18,193
Premier Financial Corp.	699	14,302
Prosperity Bancshares, Inc.	1,764	107,851
Provident Financial Services, Inc.	1,431	20,535
QCR Holdings, Inc.	323	19,380
Regions Financial Corp.	17,539	351,482
Renasant Corp.	1,035	31,609
S&T Bancorp, Inc.	737	24,608
Sandy Spring Bancorp, Inc.	869	21,169
Seacoast Banking Corp., Florida	1,574	37,209
ServisFirst Bancshares, Inc. (b)	917	57,945
Simmons First National Corp. Class A	2,373	41,717
Southside Bancshares, Inc.	558	15,406
Southstate Corp.	1,451	110,885
Stellar Bancorp, Inc.	869	19,952
Stock Yards Bancorp, Inc.	514	25,530
Synovus Financial Corp.	2,787	112,010
Texas Capital Bancshares, Inc. (a)	907	55,454
TFS Financial Corp.	939	11,850
Tompkins Financial Corp.	247	12,078
TowneBank	1,312	35,778
Trico Bancshares	637	25,206
Triumph Bancorp, Inc. (a)(b)	413	33,763
Truist Financial Corp.	25,290	982,517
Trustco Bank Corp., New York	356	10,242
Trustmark Corp.	1,170	35,147
U.S. Bancorp	29,521	1,171,984
UMB Financial Corp.	834	69,572
United Bankshares, Inc., West Virginia	2,538	82,333
United Community Bank, Inc.	2,247	57,209
Univest Corp. of Pennsylvania	535	12,214
Valley National Bancorp	8,169	57,020
Veritex Holdings, Inc.	1,053	22,208
WaFd, Inc.	1,254	35,839
Washington Trust Bancorp, Inc.	304	8,333
Webster Financial Corp.	3,273	142,670
Wells Fargo & Co.	68,218	4,051,467
WesBanco, Inc.	1,094	30,534
Westamerica Bancorp.	506	24,556
Western Alliance Bancorp.	2,065	129,723
Wintrust Financial Corp.	1,167	115,020
WSFS Financial Corp.	1,142	53,674
Zions Bancorporation NA	2,825	122,520
		34,381,113
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	645	100,768
Ameriprise Financial, Inc.	1,899	811,234
Ares Management Corp. Class A,	3,202	426,763
Artisan Partners Asset Management, Inc. Class A,	1,294	53,403
Assetmark Financial Holdings, Inc. (a)	416	14,373
B. Riley Financial, Inc. (b)	321	5,662
Bank of New York Mellon Corp.	14,388	861,697
BGC Group, Inc. Class A	7,260	60,258
BlackRock, Inc.	2,651	2,087,185
Blackstone, Inc.	13,640	1,688,632
Blue Owl Capital, Inc. Class A	7,699	136,657
Bridge Investment Group Holdings, Inc.	612	4,541
BrightSphere Investment Group, Inc.	597	13,235
Carlyle Group LP	4,111	165,057
Cboe Global Markets, Inc.	2,002	340,460
Charles Schwab Corp.	28,213	2,079,016
CME Group, Inc.	6,824	1,341,598
Cohen & Steers, Inc. (b)	476	34,539
Coinbase Global, Inc. (a)	3,241	720,247
Diamond Hill Investment Group, Inc.	55	7,741
Donnelley Financial Solutions, Inc. (a)	465	27,723
Ellington Residential Mortgage REIT	330	2,294
Evercore, Inc. Class A	659	137,355
FactSet Research Systems, Inc.	722	294,771
Federated Hermes, Inc.	1,553	51,063
Forge Global Holdings, Inc. Class A (a)(b)	2,107	3,076
Franklin Resources, Inc.	5,709	127,596
GCM Grosvenor, Inc. Class A	820	8,003
Goldman Sachs Group, Inc.	6,181	2,795,790
Hamilton Lane, Inc. Class A	701	86,630
Houlihan Lokey	990	133,511
Interactive Brokers Group, Inc.	2,030	248,878
Intercontinental Exchange, Inc.	10,852	1,485,530
Invesco Ltd.	8,540	127,758
Janus Henderson Group PLC	2,533	85,387
Jefferies Financial Group, Inc. (b)	3,222	160,327
KKR & Co. LP	12,584	1,324,340
Lazard, Inc. Class A	2,132	81,400
LPL Financial	1,415	395,210
MarketAxess Holdings, Inc.	720	144,382
Moelis & Co. Class A (b)	1,265	71,928
Moody's Corp.	2,983	1,255,634
Morgan Stanley	23,748	2,308,068
Morningstar, Inc.	494	146,150
MSCI, Inc.	1,500	722,625
NASDAQ, Inc.	7,205	434,173
Northern Trust Corp.	3,891	326,766
Open Lending Corp. (a)	1,813	10,117
Oppenheimer Holdings, Inc. Class A (non-vtg.)	116	5,558
P10, Inc. Class A	791	6,708
Perella Weinberg Partners Class A	775	12,594
Piper Sandler Cos.	291	66,979
PJT Partners, Inc. Class A (b)	427	46,078
Raymond James Financial, Inc.	3,568	441,040
Robinhood Markets, Inc. (a)	9,798	222,513
S&P Global, Inc.	6,089	2,715,694
SEI Investments Co.	1,897	122,717
State Street Corp.	5,725	423,650
StepStone Group, Inc. Class A	979	44,926
Stifel Financial Corp.	1,937	162,999
StoneX Group, Inc. (a)	506	38,107
T. Rowe Price Group, Inc.	4,248	489,837
TPG, Inc.	1,444	59,854
Tradeweb Markets, Inc. Class A	2,195	232,670
Victory Capital Holdings, Inc.	675	32,218
Virtu Financial, Inc. Class A	1,685	37,828
Virtus Investment Partners, Inc.	127	28,683
WisdomTree Investments, Inc.	2,097	20,781
		29,160,985
Consumer Finance - 0.5%
Ally Financial, Inc.	5,151	204,340
American Express Co.	10,839	2,509,770
Bread Financial Holdings, Inc.	934	41,619
Capital One Financial Corp.	7,211	998,363
Credit Acceptance Corp. (a)(b)	117	60,218
Discover Financial Services	4,741	620,170
Encore Capital Group, Inc. (a)(b)	439	18,319
Enova International, Inc. (a)	543	33,802
EZCORP, Inc. (non-vtg.) Class A (a)(b)	986	10,323
FirstCash Holdings, Inc.	698	73,206
Green Dot Corp. Class A (a)	923	8,722
LendingClub Corp. (a)	2,149	18,181
LendingTree, Inc. (a)	211	8,775
MoneyLion, Inc. Class A (a)	99	7,280
Navient Corp.	1,509	21,971
Nelnet, Inc. Class A	342	34,494
NerdWallet, Inc. (a)	729	10,643
OneMain Holdings, Inc.	2,280	110,557
PRA Group, Inc. (a)	712	13,998
PROG Holdings, Inc.	853	29,582
SLM Corp.	4,215	87,630
SoFi Technologies, Inc. (a)(b)	18,532	122,497
Synchrony Financial	7,720	364,307
Upstart Holdings, Inc. (a)(b)	1,395	32,908
World Acceptance Corp. (a)	65	8,033
		5,449,708
Financial Services - 3.7%
A-Mark Precious Metals, Inc.	349	11,297
Affirm Holdings, Inc. Class A, (a)	4,483	135,431
Apollo Global Management, Inc.	8,288	978,564
AvidXchange Holdings, Inc. (a)	3,269	39,424
Berkshire Hathaway, Inc. Class B (a)	34,487	14,029,312
Block, Inc. Class A (a)	10,498	677,016
Cannae Holdings, Inc.	1,049	19,029
Cantaloupe, Inc. (a)	1,094	7,220
Cass Information Systems, Inc.	228	9,136
Corebridge Financial, Inc.	4,543	132,292
Corpay, Inc. (a)	1,369	364,715
Enact Holdings, Inc.	565	17,323
Equitable Holdings, Inc.	5,951	243,158
Essent Group Ltd.	2,032	114,178
Euronet Worldwide, Inc. (a)	836	86,526
EVERTEC, Inc.	1,239	41,197
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	173	31,282
Fidelity National Information Services, Inc.	11,232	846,444
Fiserv, Inc. (a)	11,377	1,695,628
Flywire Corp. (a)	2,017	33,059
Global Payments, Inc.	4,940	477,698
i3 Verticals, Inc. Class A (a)	430	9,494
International Money Express, Inc. (a)	635	13,233
Jack Henry & Associates, Inc.	1,384	229,772
Jackson Financial, Inc.	1,348	100,102
Marqeta, Inc. Class A (a)	8,042	44,070
MasterCard, Inc. Class A	15,637	6,898,419
Merchants Bancorp	498	20,189
MGIC Investment Corp.	5,191	111,866
Mr. Cooper Group, Inc. (a)	1,230	99,913
NCR Atleos Corp.	1,272	34,369
Newtekone, Inc.	433	5,443
NMI Holdings, Inc. Class A (a)	1,527	51,979
Paymentus Holdings, Inc. Class A (a)	343	6,517
Payoneer Global, Inc. (a)	5,001	27,706
PayPal Holdings, Inc. (a)	20,319	1,179,112
PennyMac Financial Services, Inc.	547	51,746
Radian Group, Inc.	2,881	89,599
Remitly Global, Inc. (a)	2,601	31,524
Repay Holdings Corp. (a)	1,464	15,460
Rocket Companies, Inc. (a)(b)	2,398	32,853
Sezzle, Inc.	54	4,764
Shift4 Payments, Inc. (a)(b)	1,071	78,558
The Western Union Co.	6,703	81,911
Toast, Inc. (a)(b)	7,103	183,044
UWM Holdings Corp. Class A	1,737	12,037
Visa, Inc. Class A	29,977	7,868,063
Voya Financial, Inc.	1,959	139,383
Walker & Dunlop, Inc.	625	61,375
WEX, Inc. (a)	812	143,838
		37,616,268
Insurance - 2.1%
AFLAC, Inc.	9,976	890,957
Allstate Corp.	4,976	794,468
AMBAC Financial Group, Inc. (a)	888	11,384
American Coastal Insurance Cor (a)	373	3,935
American Financial Group, Inc.	1,239	152,422
American International Group, Inc.	13,303	987,615
Amerisafe, Inc.	368	16,152
Aon PLC	3,796	1,114,430
Arch Capital Group Ltd. (a)	7,033	709,559
Arthur J. Gallagher & Co.	4,109	1,065,505
Assurant, Inc.	985	163,756
Assured Guaranty Ltd.	1,032	79,619
Axis Capital Holdings Ltd.	1,478	104,421
Brighthouse Financial, Inc. (a)	1,199	51,965
Brown & Brown, Inc.	4,475	400,110
Chubb Ltd.	7,681	1,959,269
Cincinnati Financial Corp.	2,978	351,702
CNO Financial Group, Inc.	2,100	58,212
eHealth, Inc. (a)	452	2,048
Employers Holdings, Inc.	500	21,315
Enstar Group Ltd. (a)	251	76,731
Erie Indemnity Co. Class A	473	171,415
Everest Re Group Ltd.	823	313,579
Fidelity National Financial, Inc.	4,906	242,455
First American Financial Corp.	1,940	104,663
Genworth Financial, Inc. Class A (a)	8,481	51,225
Globe Life, Inc.	1,626	133,787
Goosehead Insurance (a)(b)	475	27,284
Hanover Insurance Group, Inc.	673	84,421
Hartford Financial Services Group, Inc.	5,656	568,654
HCI Group, Inc.	126	11,613
Hippo Holdings, Inc. (a)(b)	320	5,501
Horace Mann Educators Corp.	752	24,530
James River Group Holdings Ltd.	664	5,133
Kemper Corp.	1,138	67,518
Kinsale Capital Group, Inc.	418	161,047
Lemonade, Inc. (a)(b)	1,158	19,107
Lincoln National Corp.	3,235	100,609
Loews Corp.	3,447	257,629
Markel Group, Inc. (a)	249	392,339
Marsh & McLennan Companies, Inc.	9,322	1,964,332
MBIA, Inc. (b)	724	3,975
Mercury General Corp.	499	26,517
MetLife, Inc.	11,634	816,590
National Western Life Group, Inc. Class A	43	21,368
Old Republic International Corp.	4,943	152,739
Oscar Health, Inc. Class A (a)	2,724	43,094
Palomar Holdings, Inc. (a)	469	38,059
Primerica, Inc.	666	157,562
Principal Financial Group, Inc.	4,161	326,430
ProAssurance Corp. (a)	1,019	12,452
Progressive Corp.	11,094	2,304,335
Prudential Financial, Inc.	6,840	801,580
Reinsurance Group of America, Inc.	1,249	256,382
RenaissanceRe Holdings Ltd.	999	223,286
RLI Corp.	766	107,769
Root, Inc. (a)(b)	147	7,587
Ryan Specialty Group Holdings, Inc. (b)	1,940	112,345
Safety Insurance Group, Inc.	271	20,333
Selective Insurance Group, Inc.	1,156	108,467
Siriuspoint Ltd. (a)	1,713	20,899
Skyward Specialty Insurance Group, Inc. (a)	597	21,599
Stewart Information Services Corp.	525	32,592
The Baldwin Insurance Group, Inc. Class A, (a)	1,233	43,735
The Travelers Companies, Inc.	4,326	879,649
Tiptree, Inc.	396	6,530
Trupanion, Inc. (a)(b)	663	19,492
United Fire Group, Inc.	414	8,897
Universal Insurance Holdings, Inc.	495	9,286
Unum Group	3,447	176,176
W.R. Berkley Corp.	3,842	301,904
White Mountains Insurance Group Ltd.	48	87,238
Willis Towers Watson PLC	1,943	509,338
		21,380,621
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp. (b)	13,176	125,699
Annaly Capital Management, Inc.	9,506	181,184
Apollo Commercial Real Estate Finance, Inc.	2,511	24,583
Arbor Realty Trust, Inc. (b)	3,560	51,086
Ares Commercial Real Estate Corp.	1,061	7,056
Armour Residential REIT, Inc.	955	18,508
Blackstone Mortgage Trust, Inc. (b)	3,250	56,615
BrightSpire Capital, Inc.	2,512	14,318
Chimera Investment Corp.	1,388	17,766
Claros Mortgage Trust, Inc. (b)	2,333	18,711
Dynex Capital, Inc.	1,130	13,492
Ellington Financial LLC (b)	1,535	18,543
Franklin BSP Realty Trust, Inc.	1,599	20,147
Granite Point Mortgage Trust, Inc.	859	2,551
HA Sustainable Infrastructure Capital, Inc.	2,089	61,834
Invesco Mortgage Capital, Inc.	877	8,217
KKR Real Estate Finance Trust, Inc.	1,069	9,674
Ladder Capital Corp. Class A	2,114	23,867
MFA Financial, Inc.	1,893	20,142
New York Mortgage Trust, Inc.	1,814	10,594
Orchid Island Capital, Inc. (b)	1,038	8,657
PennyMac Mortgage Investment Trust	1,685	23,169
Ready Capital Corp.	3,054	24,982
Redwood Trust, Inc.	2,474	16,056
Rithm Capital Corp.	9,243	100,841
Starwood Property Trust, Inc. (b)	5,698	107,920
TPG RE Finance Trust, Inc.	1,096	9,469
Two Harbors Investment Corp.	2,036	26,896
		1,022,577
TOTAL FINANCIALS		129,011,272
HEALTH CARE - 11.4%
Biotechnology - 2.2%
2seventy bio, Inc. (a)(b)	841	3,238
4D Molecular Therapeutics, Inc. (a)	685	14,378
89Bio, Inc. (a)	1,450	11,615
AbbVie, Inc.	33,471	5,740,946
Absci Corp. (a)	1,164	3,585
ACADIA Pharmaceuticals, Inc. (a)	2,275	36,969
Acelyrin, Inc. (a)	533	2,351
Actinium Pharmaceuticals, Inc. (a)(b)	607	4,492
Acumen Pharmaceuticals, Inc. (a)(b)	497	1,203
Adicet Bio, Inc. (a)	1,160	1,404
ADMA Biologics, Inc. (a)	4,001	44,731
Adverum Biotechnologies, Inc. (a)	334	2,291
Aerovate Therapeutics, Inc. (a)(b)	281	466
Agenus, Inc. (a)(b)	349	5,846
Agios Pharmaceuticals, Inc. (a)	1,063	45,837
Akebia Therapeutics, Inc. (a)	3,144	3,207
Akero Therapeutics, Inc. (a)	1,233	28,926
Aldeyra Therapeutics, Inc. (a)	789	2,612
Alector, Inc. (a)	1,439	6,533
Alkermes PLC (a)	3,137	75,602
Allakos, Inc. (a)	1,152	1,152
Allogene Therapeutics, Inc. (a)(b)	1,973	4,597
Alnylam Pharmaceuticals, Inc. (a)	2,381	578,583
Altimmune, Inc. (a)(b)	1,001	6,657
ALX Oncology Holdings, Inc. (a)(b)	481	2,900
Amgen, Inc.	10,143	3,169,180
Amicus Therapeutics, Inc. (a)	4,916	48,767
AnaptysBio, Inc. (a)	381	9,548
Anavex Life Sciences Corp. (a)(b)	1,610	6,794
Anika Therapeutics, Inc. (a)	292	7,396
Annexon, Inc. (a)	1,131	5,542
Apellis Pharmaceuticals, Inc. (a)	1,930	74,035
Apogee Therapeutics, Inc.	479	18,849
Arbutus Biopharma Corp. (a)	2,529	7,815
Arcellx, Inc. (a)	661	36,481
Arcturus Therapeutics Holdings, Inc. (a)	443	10,787
Arcus Biosciences, Inc. (a)	1,001	15,245
Arcutis Biotherapeutics, Inc. (a)(b)	1,852	17,224
Ardelyx, Inc. (a)	4,504	33,375
Arrowhead Pharmaceuticals, Inc. (a)	2,350	61,077
Ars Pharmaceuticals, Inc. (a)(b)	958	8,153
Astria Therapeutics, Inc. (a)	770	7,007
Atara Biotherapeutics, Inc. (a)	61	519
Aura Biosciences, Inc. (a)	671	5,073
Avid Bioservices, Inc. (a)(b)	1,151	8,218
Avidity Biosciences, Inc. (a)	1,262	51,553
Avita Medical, Inc. (a)(b)	476	3,770
Beam Therapeutics, Inc. (a)(b)	1,287	30,154
BioCryst Pharmaceuticals, Inc. (a)	3,960	24,473
Biogen, Inc. (a)	2,749	637,273
Biohaven Ltd. (a)	1,265	43,908
BioMarin Pharmaceutical, Inc. (a)	3,576	294,412
Biomea Fusion, Inc. (a)(b)	412	1,854
bluebird bio, Inc. (a)(b)	3,590	3,533
Blueprint Medicines Corp. (a)	1,155	124,486
BridgeBio Pharma, Inc. (a)	2,430	61,552
C4 Therapeutics, Inc. (a)(b)	960	4,435
Cabaletta Bio, Inc. (a)	696	5,206
CareDx, Inc. (a)	1,054	16,369
Cargo Therapeutics, Inc. (b)	367	6,026
Caribou Biosciences, Inc. (a)	1,579	2,590
Carisma Therapeutics, Inc. rights (a)(c)	1,904	0
Cartesian Therapeutics, Inc. rights (a)(c)	1,985	278
Catalyst Pharmaceutical Partners, Inc. (a)	2,160	33,458
Cel-Sci Corp. (a)(b)	1,008	1,169
Celcuity, Inc. (a)	258	4,226
Celldex Therapeutics, Inc. (a)	1,210	44,782
Cerevel Therapeutics Holdings (a)	1,677	68,573
Cogent Biosciences, Inc. (a)	1,463	12,333
Coherus BioSciences, Inc. (a)(b)	1,549	2,680
Crinetics Pharmaceuticals, Inc. (a)	1,096	49,090
CRISPR Therapeutics AG (a)(b)	1,510	81,555
Cullinan Oncology, Inc. (a)	633	11,040
Cytokinetics, Inc. (a)(b)	1,871	101,371
Day One Biopharmaceuticals, Inc. (a)	1,027	14,152
Denali Therapeutics, Inc. (a)	2,369	55,008
Disc Medicine, Inc. (a)	233	10,501
Dynavax Technologies Corp. (a)(b)	2,429	27,278
Dyne Therapeutics, Inc. (a)	1,111	39,207
Editas Medicine, Inc. (a)(b)	1,669	7,794
Emergent BioSolutions, Inc. (a)(b)	1,012	6,902
Enanta Pharmaceuticals, Inc. (a)	414	5,370
Erasca, Inc. (a)	1,652	3,899
Exact Sciences Corp. (a)	3,435	145,129
Exelixis, Inc. (a)	5,776	129,787
Fate Therapeutics, Inc. (a)	1,562	5,123
FibroGen, Inc. (a)(b)	1,392	1,242
G1 Therapeutics, Inc. (a)(b)	963	2,196
Genelux Corp. (a)(b)	415	809
Geron Corp. (a)(b)	8,950	37,948
Gilead Sciences, Inc.	23,624	1,620,843
Gossamer Bio, Inc. (a)	3,718	3,350
Grail, Inc. (b)	502	7,716
Gritstone Bio, Inc. (a)(b)	1,651	1,020
Halozyme Therapeutics, Inc. (a)	2,508	131,319
Heron Therapeutics, Inc. (a)(b)	2,984	10,444
HilleVax, Inc. (a)	468	6,767
Humacyte, Inc. Class A (a)(b)	1,150	5,520
Ideaya Biosciences, Inc. (a)	1,396	49,014
IGM Biosciences, Inc. (a)(b)	353	2,425
ImmunityBio, Inc. (a)(b)	2,928	18,505
Immunovant, Inc. (a)	1,041	27,482
Incyte Corp. (a)	3,529	213,928
Inhibrx Biosciences, Inc.	147	2,083
Inovio Pharmaceuticals, Inc. (a)(b)	476	3,846
Inozyme Pharma, Inc. (a)	862	3,845
Insmed, Inc. (a)	2,714	181,838
Intellia Therapeutics, Inc. (a)	1,697	37,979
Invivyd, Inc. (a)	1,027	1,130
Ionis Pharmaceuticals, Inc. (a)	2,733	130,255
Iovance Biotherapeutics, Inc. (a)	4,594	36,844
Ironwood Pharmaceuticals, Inc. Class A (a)	2,496	16,274
iTeos Therapeutics, Inc. (a)	534	7,925
Janux Therapeutics, Inc. (a)	430	18,013
Kalvista Pharmaceuticals, Inc. (a)(b)	471	5,548
Karyopharm Therapeutics, Inc. (a)	1,625	1,410
Keros Therapeutics, Inc. (a)	483	22,073
Kiniksa Pharmaceuticals Intern (a)(b)	572	10,679
Kodiak Sciences, Inc. (a)	567	1,332
Krystal Biotech, Inc. (a)	466	85,576
Kura Oncology, Inc. (a)	1,429	29,423
Kymera Therapeutics, Inc. (a)	785	23,432
Larimar Therapeutics, Inc. (a)	1,027	7,446
Lexeo Therapeutics, Inc.	183	2,935
Lexicon Pharmaceuticals, Inc. (a)	2,266	3,807
Lyell Immunopharma, Inc. (a)	3,060	4,437
Macrogenics, Inc. (a)	1,207	5,130
Madrigal Pharmaceuticals, Inc. (a)(b)	296	82,927
MannKind Corp. (a)(b)	5,210	27,196
Mersana Therapeutics, Inc. (a)	1,724	3,465
MiMedx Group, Inc. (a)	2,257	15,641
Mineralys Therapeutics, Inc. (a)(b)	259	3,030
Mirum Pharmaceuticals, Inc. (a)(b)	723	24,719
Moderna, Inc. (a)	6,289	746,819
Morphic Holding, Inc. (a)	781	26,609
Mural Oncology PLC	284	892
Myriad Genetics, Inc. (a)	1,704	41,680
Natera, Inc. (a)	2,142	231,957
Neurocrine Biosciences, Inc. (a)	1,890	260,196
Novavax, Inc. (a)	2,258	28,586
Nurix Therapeutics, Inc. (a)	852	17,781
Nuvalent, Inc. Class A (a)	607	46,047
Ocugen, Inc. (a)(b)	4,388	6,801
Olema Pharmaceuticals, Inc. (a)	943	10,203
Omniab, Inc. (a)(c)	93	266
Omniab, Inc. (a)(c)	93	244
Organogenesis Holdings, Inc. Class A (a)	1,355	3,794
ORIC Pharmaceuticals, Inc. (a)(b)	780	5,515
PDL BioPharma, Inc. (a)(c)	644	105
PDS Biotechnology Corp. (a)(b)	610	1,787
Poseida Therapeutics, Inc. (a)	1,479	4,319
Praxis Precision Medicines, Inc. (a)	294	12,160
Precigen, Inc. (a)	2,875	4,543
Prime Medicine, Inc. (a)(b)	691	3,552
Protagonist Therapeutics, Inc. (a)	1,104	38,254
Prothena Corp. PLC (a)	777	16,037
PTC Therapeutics, Inc. (a)	1,421	43,454
Puma Biotechnology, Inc. (a)	695	2,266
RAPT Therapeutics, Inc. (a)	527	1,607
Recursion Pharmaceuticals, Inc. Class A (a)(b)	3,042	22,815
Regeneron Pharmaceuticals, Inc. (a)	2,003	2,105,213
REGENXBIO, Inc. (a)	720	8,424
Relay Therapeutics, Inc. (a)	1,882	12,271
Repligen Corp. (a)	988	124,547
Replimune Group, Inc. (a)	1,098	9,882
Revolution Medicines, Inc. (a)	2,470	95,861
Rhythm Pharmaceuticals, Inc. (a)(b)	964	39,582
Rigel Pharmaceuticals, Inc. (a)	346	2,844
Rocket Pharmaceuticals, Inc. (a)	1,266	27,257
Roivant Sciences Ltd. (a)	6,362	67,246
Sage Therapeutics, Inc. (a)	944	10,252
Sana Biotechnology, Inc. (a)(b)	1,890	10,319
Sangamo Therapeutics, Inc. (a)	2,252	807
Sarepta Therapeutics, Inc. (a)	1,774	280,292
Savara, Inc. (a)	1,761	7,097
Scholar Rock Holding Corp. (a)	848	7,064
SpringWorks Therapeutics, Inc. (a)	1,216	45,807
Stoke Therapeutics, Inc. (a)	508	6,863
Summit Therapeutics, Inc. (a)(b)	2,328	18,158
Sutro Biopharma, Inc. (a)	1,159	3,396
Syndax Pharmaceuticals, Inc. (a)	1,488	30,549
Tango Therapeutics, Inc. (a)	917	7,868
Tenaya Therapeutics, Inc. (a)	898	2,784
TG Therapeutics, Inc. (a)	2,538	45,151
Travere Therapeutics, Inc. (a)	1,256	10,324
Twist Bioscience Corp. (a)	1,085	53,469
Tyra Biosciences, Inc. (a)	387	6,188
Ultragenyx Pharmaceutical, Inc. (a)	1,566	64,363
uniQure B.V. (a)(b)	880	3,942
United Therapeutics Corp. (a)	892	284,147
Vanda Pharmaceuticals, Inc. (a)	1,015	5,735
Vaxcyte, Inc. (a)	1,855	140,071
Vera Therapeutics, Inc. (a)	842	30,464
Veracyte, Inc. (a)(b)	1,402	30,381
Vericel Corp. (a)	904	41,476
Vertex Pharmaceuticals, Inc. (a)	4,886	2,290,166
Verve Therapeutics, Inc. (a)(b)	1,091	5,324
Viking Therapeutics, Inc. (a)	2,034	107,822
Vir Biotechnology, Inc. (a)	1,584	14,098
Viridian Therapeutics, Inc. (a)	1,028	13,374
Voyager Therapeutics, Inc. (a)	906	7,166
X4 Pharmaceuticals, Inc. (a)	2,954	1,713
Xencor, Inc. (a)	1,160	21,959
Y-mAbs Therapeutics, Inc. (a)	541	6,535
Zentalis Pharmaceuticals, Inc. (a)	1,048	4,286
		22,985,097
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	32,909	3,419,574
Align Technology, Inc. (a)	1,352	326,413
Alphatec Holdings, Inc. (a)	1,833	19,155
Angiodynamics, Inc. (a)	772	4,671
Artivion, Inc. (a)	752	19,289
Atricure, Inc. (a)	870	19,810
Atrion Corp.	25	11,311
Avanos Medical, Inc. (a)	878	17,490
AxoGen, Inc. (a)	776	5,618
Axonics, Inc. (a)	963	64,742
Baxter International, Inc.	9,634	322,257
Becton, Dickinson & Co.	5,477	1,280,030
Boston Scientific Corp. (a)	27,766	2,138,260
Butterfly Network, Inc. Class A (a)(b)	2,600	2,186
Cerus Corp. (a)	3,102	5,460
CONMED Corp.	578	40,067
CVRx, Inc. (a)(b)	222	2,662
Dentsply Sirona, Inc.	4,030	100,387
DexCom, Inc. (a)	7,310	828,808
Edwards Lifesciences Corp. (a)	11,500	1,062,255
Embecta Corp.	1,036	12,950
Enovis Corp. (a)	938	42,398
Envista Holdings Corp. (a)	3,277	54,497
GE Healthcare Technologies, Inc.	8,031	625,776
Glaukos Corp. (a)	928	109,829
Globus Medical, Inc. (a)	2,191	150,062
Haemonetics Corp. (a)	959	79,338
Hologic, Inc. (a)	4,451	330,487
ICU Medical, Inc. (a)(b)	380	45,125
IDEXX Laboratories, Inc. (a)	1,575	767,340
Inari Medical, Inc. (a)	967	46,561
Inogen, Inc. (a)	498	4,049
Inspire Medical Systems, Inc. (a)	558	74,677
Insulet Corp. (a)	1,325	267,385
Integer Holdings Corp. (a)	628	72,716
Integra LifeSciences Holdings Corp. (a)	1,299	37,853
Intuitive Surgical, Inc. (a)	6,679	2,971,153
IRadimed Corp.	140	6,152
iRhythm Technologies, Inc. (a)	579	62,324
Lantheus Holdings, Inc. (a)	1,307	104,939
LeMaitre Vascular, Inc.	377	31,020
LivaNova PLC (a)	1,010	55,368
Masimo Corp. (a)	836	105,286
Medtronic PLC	25,207	1,984,043
Merit Medical Systems, Inc. (a)	1,103	94,803
Neogen Corp. (a)(b)	3,717	58,097
Nevro Corp. (a)	621	5,229
Novocure Ltd. (a)	1,864	31,930
Omnicell, Inc. (a)	871	23,578
OraSure Technologies, Inc. (a)	1,377	5,866
Orthofix Medical, Inc. (a)	706	9,362
OrthoPediatrics Corp. (a)	286	8,225
Outset Medical, Inc. (a)(b)	793	3,053
Paragon 28, Inc. (a)(b)	656	4,487
Penumbra, Inc. (a)	734	132,098
PROCEPT BioRobotics Corp. (a)	839	51,255
Pulmonx Corp. (a)	652	4,134
QuidelOrtho Corp. (a)	931	30,928
ResMed, Inc.	2,789	533,870
RxSight, Inc. (a)	439	26,415
Semler Scientific, Inc. (a)(b)	105	3,612
Senseonics Holdings, Inc. (a)(b)	10,758	4,292
SI-BONE, Inc. (a)	700	9,051
Sight Sciences, Inc. (a)	534	3,562
Silk Road Medical, Inc. (a)	745	20,145
Solventum Corp.	2,626	138,863
Staar Surgical Co. (a)	923	43,944
STERIS PLC	1,875	411,638
Stryker Corp.	6,410	2,181,003
SurModics, Inc. (a)	281	11,813
Tactile Systems Technology, Inc. (a)	466	5,564
Tandem Diabetes Care, Inc. (a)	1,233	49,678
Teleflex, Inc.	893	187,825
The Cooper Companies, Inc.	3,770	329,121
TransMedics Group, Inc. (a)	615	92,631
Treace Medical Concepts, Inc. (a)	746	4,961
UFP Technologies, Inc. (a)	136	35,886
Utah Medical Products, Inc.	67	4,476
Varex Imaging Corp. (a)	734	10,812
Zimmer Biomet Holdings, Inc.	3,965	430,321
Zimvie, Inc. (a)	515	9,399
Zynex, Inc. (a)(b)	331	3,085
		22,746,785
Health Care Providers & Services - 2.3%
23andMe Holding Co. Class A (a)(b)	5,014	1,961
Acadia Healthcare Co., Inc. (a)	1,754	118,465
Accolade, Inc. (a)	1,281	4,586
AdaptHealth Corp. (a)	1,604	16,040
Addus HomeCare Corp. (a)	303	35,181
agilon health, Inc. (a)(b)	5,676	37,121
Alignment Healthcare, Inc. (a)	1,930	15,093
Amedisys, Inc. (a)	617	56,641
AMN Healthcare Services, Inc. (a)	716	36,681
Astrana Health, Inc. (a)	798	32,367
Brookdale Senior Living, Inc. (a)	3,612	24,670
Cardinal Health, Inc.	4,613	453,550
Castle Biosciences, Inc. (a)	517	11,255
Cencora, Inc.	3,138	706,991
Centene Corp. (a)	10,137	672,083
Chemed Corp.	286	155,178
Cigna Group	5,545	1,833,011
Clover Health Investments Corp. (a)(b)	5,756	7,080
Community Health Systems, Inc. (a)	2,272	7,634
Corvel Corp. (a)	171	43,480
Cross Country Healthcare, Inc. (a)	605	8,373
CVS Health Corp.	23,860	1,409,172
DaVita, Inc. (a)	1,022	141,619
DocGo, Inc. Class A (a)(b)	1,586	4,901
Elevance Health, Inc.	4,454	2,413,444
Encompass Health Corp.	1,905	163,430
Enhabit Home Health & Hospice (a)	882	7,867
Fulgent Genetics, Inc. (a)	397	7,789
Guardant Health, Inc. (a)	2,303	66,511
HCA Holdings, Inc.	3,755	1,206,406
HealthEquity, Inc. (a)(b)	1,629	140,420
Henry Schein, Inc. (a)	2,469	158,263
Hims & Hers Health, Inc. (a)	2,769	55,906
Humana, Inc.	2,317	865,747
Labcorp Holdings, Inc.	1,611	327,855
LifeStance Health Group, Inc. (a)	1,632	8,013
McKesson Corp.	2,491	1,454,844
Modivcare, Inc. (a)	237	6,219
Molina Healthcare, Inc. (a)	1,100	327,030
National Healthcare Corp. (b)	254	27,534
National Research Corp. Class A	270	6,197
NeoGenomics, Inc. (a)	2,406	33,371
Opko Health, Inc. (a)(b)	7,886	9,858
Option Care Health, Inc. (a)	3,383	93,709
Owens & Minor, Inc. (a)	1,412	19,062
Patterson Companies, Inc.	1,547	37,314
Pediatrix Medical Group, Inc. (a)	1,541	11,635
Pennant Group, Inc. (a)	594	13,775
PetIQ, Inc. Class A (a)	514	11,339
Premier, Inc. Class A	2,263	42,250
Privia Health Group, Inc. (a)	1,968	34,204
Progyny, Inc. (a)	1,556	44,517
Quest Diagnostics, Inc.	2,106	288,269
R1 RCM, Inc. (a)	3,739	46,962
RadNet, Inc. (a)	1,232	72,589
Select Medical Holdings Corp.	1,973	69,173
Surgery Partners, Inc. (a)	1,406	33,449
Talkspace, Inc. Class A (a)	2,502	5,755
Tenet Healthcare Corp. (a)	1,926	256,216
The Ensign Group, Inc.	1,069	132,225
U.S. Physical Therapy, Inc.	278	25,693
UnitedHealth Group, Inc.	17,534	8,929,365
Universal Health Services, Inc. Class B	1,158	214,149
		23,501,487
Health Care Technology - 0.1%
American Well Corp. (a)	4,197	1,363
Augmedix, Inc. (a)(b)	774	681
Certara, Inc. (a)	2,029	28,102
Definitive Healthcare Corp. (a)	826	4,510
Doximity, Inc. (a)	2,327	65,086
Evolent Health, Inc. Class A (a)	2,150	41,108
GoodRx Holdings, Inc. (a)(b)	1,558	12,152
Health Catalyst, Inc. (a)	981	6,269
HealthStream, Inc.	432	12,053
MultiPlan Corp. Class A (a)(b)	4,667	1,813
OptimizeRx Corp. (a)	382	3,820
Phreesia, Inc. (a)	979	20,755
Schrodinger, Inc. (a)(b)	1,014	19,611
Simulations Plus, Inc.	299	14,537
Teladoc Health, Inc. (a)	3,199	31,286
TruBridge, Inc. (a)	263	2,630
Veeva Systems, Inc. Class A (a)	2,780	508,768
		774,544
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	1,976	38,433
Adaptive Biotechnologies Corp. (a)(b)	1,926	6,972
Agilent Technologies, Inc.	5,557	720,354
Avantor, Inc. (a)	12,830	271,996
Azenta, Inc. (a)	1,058	55,672
Bio-Rad Laboratories, Inc. Class A (a)	394	107,605
Bio-Techne Corp.	2,989	214,162
BioLife Solutions, Inc. (a)	674	14,444
Bruker Corp.	1,764	112,561
Charles River Laboratories International, Inc. (a)	974	201,209
Codexis, Inc. (a)	1,465	4,542
CryoPort, Inc. (a)	974	6,730
Cytek Biosciences, Inc. (a)	1,966	10,970
Danaher Corp.	12,466	3,114,630
Fortrea Holdings, Inc.	1,668	38,931
Illumina, Inc. (a)	3,013	314,497
Inotiv, Inc. (a)(b)	376	624
IQVIA Holdings, Inc. (a)	3,460	731,582
Lifecore Biomedical (a)(b)	482	2,473
Maravai LifeSciences Holdings, Inc. Class A (a)	2,105	15,072
MaxCyte, Inc. (a)	1,885	7,389
Medpace Holdings, Inc. (a)	442	182,038
Mesa Laboratories, Inc.	93	8,070
Mettler-Toledo International, Inc. (a)	407	568,819
OmniAb, Inc. (a)	1,941	7,279
Pacific Biosciences of California, Inc. (a)(b)	4,437	6,079
Quanterix Corp. (a)	655	8,653
Revvity, Inc.	2,342	245,582
Sotera Health Co. (a)	2,300	27,301
Standard BioTools, Inc. (a)	4,696	8,312
Thermo Fisher Scientific, Inc.	7,323	4,049,619
Waters Corp. (a)	1,122	325,515
West Pharmaceutical Services, Inc.	1,403	462,134
		11,890,249
Pharmaceuticals - 3.4%
Amneal Intermediate, Inc. Class A, (a)(b)	2,087	13,252
Amphastar Pharmaceuticals, Inc. (a)	722	28,880
Amylyx Pharmaceuticals, Inc. (a)	776	1,474
ANI Pharmaceuticals, Inc. (a)	296	18,849
Arvinas Holding Co. LLC (a)	1,312	34,925
Assertio Holdings, Inc. (a)	1,677	2,079
Atea Pharmaceuticals, Inc. (a)	1,277	4,227
Axsome Therapeutics, Inc. (a)(b)	746	60,053
Bristol-Myers Squibb Co.	38,579	1,602,186
Cassava Sciences, Inc. (a)(b)	718	8,867
Catalent, Inc. (a)	3,423	192,475
Collegium Pharmaceutical, Inc. (a)	621	19,996
Corcept Therapeutics, Inc. (a)	1,713	55,655
CorMedix, Inc. (a)(b)	1,008	4,365
Edgewise Therapeutics, Inc. (a)	1,181	21,270
Elanco Animal Health, Inc. (a)	9,349	134,906
Eli Lilly & Co.	15,117	13,686,629
Enliven Therapeutics, Inc. (a)	351	8,203
Esperion Therapeutics, Inc. (a)(b)	2,866	6,363
Evolus, Inc. (a)	832	9,027
Eyepoint Pharmaceuticals, Inc. (a)(b)	686	5,968
Fulcrum Therapeutics, Inc. (a)	990	6,138
Harmony Biosciences Holdings, Inc. (a)	632	19,067
Harrow, Inc. (a)(b)	650	13,579
Innoviva, Inc. (a)(b)	1,039	17,040
Intra-Cellular Therapies, Inc. (a)	1,703	116,638
Jazz Pharmaceuticals PLC (a)	1,197	127,756
Johnson & Johnson	45,634	6,669,865
Ligand Pharmaceuticals, Inc. (a)	312	26,289
Liquidia Corp. (a)(b)	953	11,436
Longboard Pharmaceuticals, Inc. (a)	488	13,191
Marinus Pharmaceuticals, Inc. (a)	1,066	1,247
Merck & Co., Inc.	48,036	5,946,857
Mind Medicine (MindMed), Inc. (a)(b)	677	4,881
Nuvation Bio, Inc. Class A (a)	2,939	8,582
Ocular Therapeutix, Inc. (a)(b)	2,038	13,940
Omeros Corp. (a)(b)	1,073	4,356
Organon & Co.	4,852	100,436
Pacira Biosciences, Inc. (a)	860	24,605
Perrigo Co. PLC	2,550	65,484
Pfizer, Inc.	107,048	2,995,203
Phathom Pharmaceuticals, Inc. (a)(b)	705	7,262
Phibro Animal Health Corp. Class A	360	6,037
Pliant Therapeutics, Inc. (a)	979	10,524
Prestige Consumer Healthcare, Inc. (a)	935	64,375
Revance Therapeutics, Inc. (a)(b)	1,631	4,192
Royalty Pharma PLC	7,292	192,290
Scilex Holding Co. (a)(b)(h)	881	1,530
Scilex Holding Co. (a)(b)	1,653	3,190
scPharmaceuticals, Inc. (a)(b)	429	1,866
SIGA Technologies, Inc.	752	5,708
Supernus Pharmaceuticals, Inc. (a)	1,031	27,579
Tarsus Pharmaceuticals, Inc. (a)(b)	502	13,644
Terns Pharmaceuticals, Inc. (a)	657	4,474
Theravance Biopharma, Inc. (a)	609	5,164
Ventyx Biosciences, Inc. (a)(b)	807	1,864
Verrica Pharmaceuticals, Inc. (a)	370	2,697
Viatris, Inc.	22,756	241,896
WAVE Life Sciences (a)	1,565	7,809
Xeris Biopharma Holdings, Inc. (a)(b)	2,776	6,246
Xeris Biopharma Holdings, Inc. rights (a)(c)	400	0
Zevra Therapeutics, Inc. (a)(b)	699	3,425
Zoetis, Inc. Class A	8,704	1,508,925
		34,226,936
TOTAL HEALTH CARE		116,125,098
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.7%
AAR Corp. (a)	626	45,510
AeroVironment, Inc. (a)	532	96,909
AerSale Corp. (a)(b)	488	3,377
Archer Aviation, Inc. Class A (a)(b)	3,302	11,623
Astronics Corp. (a)	533	10,676
Axon Enterprise, Inc. (a)	1,336	393,105
BWX Technologies, Inc.	1,738	165,110
Cadre Holdings, Inc.	354	11,880
Curtiss-Wright Corp.	726	196,731
Ducommun, Inc. (a)	261	15,154
General Dynamics Corp.	4,303	1,248,472
General Electric Co.	20,633	3,280,028
HEICO Corp.	756	169,049
HEICO Corp. Class A	1,444	256,339
Hexcel Corp.	1,588	99,171
Howmet Aerospace, Inc.	7,416	575,704
Huntington Ingalls Industries, Inc.	751	184,994
Kratos Defense & Security Solutions, Inc. (a)	2,764	55,308
L3Harris Technologies, Inc.	3,593	806,916
Leonardo DRS, Inc. (a)	1,371	34,974
Lockheed Martin Corp.	4,076	1,903,900
Mercury Systems, Inc. (a)	1,015	27,395
Moog, Inc. Class A	543	90,844
National Presto Industries, Inc.	103	7,738
Northrop Grumman Corp.	2,674	1,165,730
Rocket Lab U.S.A., Inc. Class A (a)(b)	5,082	24,394
RTX Corp.	25,150	2,524,809
Spirit AeroSystems Holdings, Inc. Class A (a)	2,192	72,051
Terran Orbital Corp. Class A (a)(b)	2,163	1,774
Textron, Inc.	3,718	319,227
The Boeing Co. (a)	10,873	1,978,995
TransDigm Group, Inc.	1,054	1,346,601
Triumph Group, Inc. (a)	1,414	21,790
V2X, Inc. (a)	210	10,072
Virgin Galactic Holdings, Inc. (a)(b)	318	2,681
Woodward, Inc.	1,144	199,491
		17,358,522
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	943	13,079
C.H. Robinson Worldwide, Inc.	2,212	194,921
Expeditors International of Washington, Inc.	2,754	343,672
FedEx Corp.	4,358	1,306,703
Forward Air Corp. (b)	573	10,910
GXO Logistics, Inc. (a)	2,265	114,383
Hub Group, Inc. Class A	1,185	51,014
United Parcel Service, Inc. Class B	13,711	1,876,350
		3,911,032
Building Products - 0.7%
A.O. Smith Corp.	2,331	190,629
AAON, Inc.	1,287	112,278
Advanced Drain Systems, Inc.	1,295	207,705
Allegion PLC	1,663	196,483
American Woodmark Corp. (a)	295	23,187
Apogee Enterprises, Inc.	422	26,516
Armstrong World Industries, Inc.	842	95,348
AZZ, Inc.	480	37,080
Builders FirstSource, Inc. (a)	2,340	323,879
Carlisle Companies, Inc.	920	372,793
Carrier Global Corp.	15,840	999,187
CSW Industrials, Inc.	293	77,736
Fortune Brands Innovations, Inc.	2,400	155,856
Gibraltar Industries, Inc. (a)	578	39,622
Griffon Corp.	724	46,235
Hayward Holdings, Inc. (a)	2,376	29,225
Insteel Industries, Inc.	351	10,867
Janus International Group, Inc. (a)	1,786	22,557
Jeld-Wen Holding, Inc. (a)	1,590	21,417
Johnson Controls International PLC	12,918	858,659
Lennox International, Inc.	607	324,733
Masco Corp.	4,166	277,747
MasterBrand, Inc. (a)	2,406	35,320
Owens Corning	1,685	292,718
Quanex Building Products Corp.	646	17,862
Resideo Technologies, Inc. (a)	2,757	53,927
Simpson Manufacturing Co. Ltd.	811	136,678
Tecnoglass, Inc. (b)	398	19,972
The AZEK Co., Inc. Class A, (a)	2,769	116,658
Trane Technologies PLC	4,313	1,418,675
Trex Co., Inc. (a)	2,063	152,910
UFP Industries, Inc.	1,177	131,824
Zurn Elkay Water Solutions Cor (b)	2,650	77,910
		6,904,193
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	1,193	60,330
ACCO Brands Corp.	1,675	7,873
ACV Auctions, Inc. Class A (a)	2,544	46,428
Aris Water Solution, Inc. Class A	498	7,804
Brady Corp. Class A	862	56,909
BrightView Holdings, Inc. (a)	769	10,228
Casella Waste Systems, Inc. Class A (a)	1,073	106,463
CECO Environmental Corp. (a)	543	15,666
Cimpress PLC (a)	337	29,525
Cintas Corp.	1,633	1,143,525
Clean Harbors, Inc. (a)	955	215,973
Copart, Inc.	16,566	897,215
CoreCivic, Inc. (a)	2,193	28,465
Deluxe Corp.	861	19,338
Driven Brands Holdings, Inc. (a)	1,209	15,391
Ennis, Inc.	527	11,536
Enviri Corp. (a)	1,489	12,850
Healthcare Services Group, Inc. (a)	1,402	14,833
HNI Corp.	883	39,753
Interface, Inc. (b)	1,061	15,575
Liquidity Services, Inc. (a)	406	8,112
Matthews International Corp. Class A	594	14,880
Millerknoll, Inc.	1,410	37,351
Montrose Environmental Group, Inc. (a)	540	24,062
MSA Safety, Inc.	705	132,321
OpenLane, Inc. (a)	2,009	33,329
Pitney Bowes, Inc. (b)	2,810	14,275
RB Global, Inc.	3,456	263,900
Republic Services, Inc.	3,868	751,707
Rollins, Inc.	5,325	259,807
Steelcase, Inc. Class A	1,841	23,859
Stericycle, Inc. (a)	1,742	101,262
Tetra Tech, Inc.	1,014	207,343
The Brink's Co.	847	86,733
The GEO Group, Inc. (a)	2,341	33,617
UniFirst Corp.	291	49,915
Veralto Corp.	4,157	396,869
Vestis Corp.	2,456	30,037
Viad Corp. (a)	395	13,430
VSE Corp.	249	21,982
Waste Management, Inc.	6,945	1,481,646
		6,742,117
Construction & Engineering - 0.3%
AECOM	2,578	227,225
Ameresco, Inc. Class A (a)(b)	633	18,237
API Group Corp. (a)	4,021	151,310
Arcosa, Inc.	928	77,404
Argan, Inc.	243	17,778
Bowman Consulting Group Ltd. (a)	201	6,390
Comfort Systems U.S.A., Inc.	675	205,281
Construction Partners, Inc. Class A (a)	819	45,217
Dycom Industries, Inc. (a)	554	93,493
EMCOR Group, Inc.	891	325,286
Fluor Corp. (a)	3,234	140,841
Granite Construction, Inc.	823	51,001
Great Lakes Dredge & Dock Corp. (a)	1,319	11,581
IES Holdings, Inc. (a)	152	21,178
Limbach Holdings, Inc. (a)	182	10,361
MasTec, Inc. (a)	1,148	122,825
Matrix Service Co. (a)	440	4,369
MDU Resources Group, Inc.	3,883	97,463
MYR Group, Inc. (a)	320	43,427
Primoris Services Corp.	1,014	50,588
Quanta Services, Inc.	2,754	699,764
Sterling Construction Co., Inc. (a)	579	68,519
Tutor Perini Corp. (a)	833	18,143
Valmont Industries, Inc.	398	109,231
Willscot Mobile Mini Holdings (a)	3,638	136,934
		2,753,846
Electrical Equipment - 0.8%
Acuity Brands, Inc.	579	139,794
Allient, Inc.	251	6,343
American Superconductor Corp. (a)	667	15,601
AMETEK, Inc.	4,373	729,023
Array Technologies, Inc. (a)	2,717	27,876
Atkore, Inc.	702	94,721
Blink Charging Co. (a)(b)	1,223	3,351
Bloom Energy Corp. Class A (a)(b)	3,955	48,409
ChargePoint Holdings, Inc. Class A (a)(b)	6,519	9,844
Eaton Corp. PLC	7,569	2,373,260
Emerson Electric Co.	10,834	1,193,473
Encore Wire Corp.	298	86,369
Energy Vault Holdings, Inc. Class A (a)(b)	1,669	1,585
EnerSys	768	79,503
Enovix Corp. (a)(b)	2,679	41,417
Eos Energy Enterprises, Inc. (a)(b)	3,754	4,768
Fluence Energy, Inc. (a)(b)	1,125	19,508
FuelCell Energy, Inc. (a)(b)	8,298	5,301
GE Vernova LLC	5,159	884,820
Generac Holdings, Inc. (a)	1,166	154,169
GrafTech International Ltd.	3,232	3,135
Hubbell, Inc.	1,017	371,693
LSI Industries, Inc.	543	7,857
Net Power, Inc. Class A (a)(b)	473	4,650
Nextracker, Inc. Class A (a)	2,333	109,371
NuScale Power Corp. Class A (a)(b)	959	11,211
nVent Electric PLC	3,147	241,092
Plug Power, Inc. (a)(b)	10,459	24,369
Powell Industries, Inc. (b)	179	25,669
Preformed Line Products Co.	54	6,725
Regal Rexnord Corp.	1,259	170,242
Rockwell Automation, Inc.	2,173	598,183
Sensata Technologies PLC	2,875	107,496
Shoals Technologies Group, Inc. (a)	3,294	20,555
Stem, Inc. (a)(b)	2,751	3,054
SunPower Corp. (a)(b)	1,468	4,345
Sunrun, Inc. (a)(b)	4,180	49,575
Thermon Group Holdings, Inc. (a)	641	19,717
TPI Composites, Inc. (a)(b)	1,058	4,221
Vertiv Holdings Co.	6,653	575,950
Vicor Corp. (a)	416	13,795
		8,292,040
Ground Transportation - 1.0%
ArcBest Corp.	442	47,329
Avis Budget Group, Inc.	350	36,582
Covenant Transport Group, Inc. Class A	156	7,689
CSX Corp.	37,438	1,252,301
FTAI Infrastructure LLC	1,917	16,544
Heartland Express, Inc.	908	11,196
Hertz Global Holdings, Inc. (a)(b)	2,538	8,959
J.B. Hunt Transport Services, Inc.	1,546	247,360
Knight-Swift Transportation Holdings, Inc.	3,063	152,905
Landstar System, Inc.	683	126,000
Lyft, Inc. (a)	6,592	92,947
Marten Transport Ltd.	1,127	20,793
Norfolk Southern Corp.	4,281	919,088
Old Dominion Freight Lines, Inc.	3,394	599,380
RXO, Inc. (a)	2,180	57,007
Ryder System, Inc.	843	104,431
Saia, Inc. (a)	503	238,568
Schneider National, Inc. Class B	729	17,613
U-Haul Holding Co. (a)(b)	215	13,272
U-Haul Holding Co. (non-vtg.)	1,844	110,677
Uber Technologies, Inc. (a)	39,012	2,835,392
Union Pacific Corp.	11,556	2,614,661
Werner Enterprises, Inc.	1,211	43,390
XPO, Inc. (a)	2,201	233,636
		9,807,720
Industrial Conglomerates - 0.4%
3M Co.	10,478	1,070,747
Honeywell International, Inc.	12,495	2,668,182
		3,738,929
Machinery - 1.8%
3D Systems Corp. (a)	2,459	7,549
AGCO Corp.	1,183	115,792
Alamo Group, Inc.	193	33,389
Albany International Corp. Class A	593	50,079
Allison Transmission Holdings, Inc.	1,699	128,954
Astec Industries, Inc.	428	12,694
Atmus Filtration Technologies, Inc. (a)	1,586	45,645
Barnes Group, Inc.	959	39,712
Blue Bird Corp. (a)	332	17,878
Caterpillar, Inc.	9,650	3,214,415
Chart Industries, Inc. (a)	798	115,183
CNH Industrial NV	18,399	186,382
Columbus McKinnon Corp. (NY Shares)	546	18,859
Crane Co.	927	134,396
Cummins, Inc.	2,583	715,310
Deere & Co.	4,935	1,843,864
Desktop Metal, Inc. (a)(b)	547	2,259
Donaldson Co., Inc.	2,273	162,656
Douglas Dynamics, Inc.	461	10,787
Dover Corp.	2,648	477,832
Energy Recovery, Inc. (a)	1,019	13,543
Enerpac Tool Group Corp. Class A	1,040	39,707
EnPro Industries, Inc.	400	58,228
ESAB Corp.	1,082	102,173
ESCO Technologies, Inc.	485	50,944
Federal Signal Corp.	1,146	95,886
Flowserve Corp.	2,483	119,432
Fortive Corp.	6,646	492,469
Franklin Electric Co., Inc.	750	72,240
Gates Industrial Corp. PLC (a)	3,162	49,991
Gorman-Rupp Co.	478	17,547
Graco, Inc.	3,202	253,855
Graham Corp. (a)	184	5,181
Helios Technologies, Inc.	630	30,083
Hillenbrand, Inc.	1,341	53,667
Hillman Solutions Corp. Class A (a)	3,666	32,444
Hyliion Holdings Corp. Class A (a)(b)	2,513	4,071
Hyster-Yale Materials Handling, Inc. Class A	215	14,992
IDEX Corp.	1,433	288,320
Illinois Tool Works, Inc.	5,149	1,220,107
Ingersoll Rand, Inc.	7,674	697,106
ITT, Inc.	1,558	201,262
John Bean Technologies Corp.	609	57,837
Kadant, Inc. (b)	220	64,632
Kennametal, Inc.	1,524	35,875
Lincoln Electric Holdings, Inc.	1,085	204,674
Lindsay Corp.	203	24,945
Luxfer Holdings PLC sponsored	563	6,525
Manitowoc Co., Inc. (a)	699	8,059
Microvast Holdings, Inc. (a)(b)	3,929	1,792
Middleby Corp. (a)	1,019	124,940
Miller Industries, Inc.	210	11,554
Mueller Industries, Inc.	2,159	122,933
Mueller Water Products, Inc.	2,987	53,527
Nikola Corp. (a)(b)	648	5,307
Nordson Corp.	1,029	238,666
Oshkosh Corp.	1,243	134,493
Otis Worldwide Corp.	7,680	739,277
PACCAR, Inc.	9,915	1,020,650
Parker Hannifin Corp.	2,433	1,230,636
Pentair PLC	3,133	240,207
Proto Labs, Inc. (a)	486	15,013
RBC Bearings, Inc. (a)	550	148,379
REV Group, Inc.	714	17,771
Shyft Group, Inc. (The)	557	6,606
Snap-On, Inc.	1,001	261,651
SPX Technologies, Inc. (a)	868	123,378
Standex International Corp.	228	36,742
Stanley Black & Decker, Inc.	2,910	232,480
Symbotic, Inc. (a)(b)	622	21,870
Tennant Co.	347	34,159
Terex Corp.	1,258	68,989
The Greenbrier Companies, Inc. (b)	602	29,829
Timken Co.	1,236	99,041
Titan International, Inc. (a)	1,001	7,417
Toro Co.	1,980	185,150
Trinity Industries, Inc.	1,540	46,077
Wabash National Corp.	831	18,149
Watts Water Technologies, Inc. Class A	522	95,719
Westinghouse Air Brake Tech Co.	3,395	536,580
Xylem, Inc.	4,568	619,558
		18,177,970
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	808	17,218
Kirby Corp. (a)	1,121	134,217
Matson, Inc.	657	86,047
Pangaea Logistics Solutions Ltd.	641	5,019
		242,501
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	2,370	95,748
Allegiant Travel Co.	255	12,809
American Airlines Group, Inc. (a)(b)	12,421	140,730
Blade Air Mobility, Inc. (a)(b)	954	3,320
Delta Air Lines, Inc.	12,141	575,969
Frontier Group Holdings, Inc. (a)(b)	738	3,638
Hawaiian Holdings, Inc. (a)	1,027	12,766
JetBlue Airways Corp. (a)(b)	6,253	38,081
Joby Aviation, Inc. (a)(b)	7,077	36,093
SkyWest, Inc. (a)	785	64,425
Southwest Airlines Co.	11,315	323,722
Spirit Airlines, Inc. (b)	1,891	6,921
Sun Country Airlines Holdings, Inc. (a)	716	8,993
United Airlines Holdings, Inc. (a)	6,220	302,665
		1,625,880
Professional Services - 0.8%
Alight, Inc. Class A (a)	6,926	51,114
Asure Software, Inc. (a)(b)	438	3,679
Automatic Data Processing, Inc.	7,787	1,858,679
Barrett Business Services, Inc.	488	15,992
Booz Allen Hamilton Holding Corp. Class A	2,460	378,594
Broadridge Financial Solutions, Inc.	2,233	439,901
CACI International, Inc. (a)	423	181,945
CBIZ, Inc. (a)	934	69,209
Clarivate PLC (a)(b)	8,240	46,886
Concentrix Corp.	885	56,003
Conduent, Inc. (a)	3,254	10,608
CRA International, Inc.	132	22,733
CSG Systems International, Inc.	537	22,108
Dayforce, Inc. (a)	2,968	147,213
Dun & Bradstreet Holdings, Inc.	4,411	40,846
Equifax, Inc.	2,339	567,114
ExlService Holdings, Inc. (a)	3,103	97,310
Exponent, Inc.	955	90,840
First Advantage Corp. (b)	940	15,106
FiscalNote Holdings, Inc. Class A (a)(b)	1,132	1,653
Forrester Research, Inc. (a)	206	3,518
Franklin Covey Co. (a)	234	8,892
FTI Consulting, Inc. (a)	661	142,465
Genpact Ltd.	3,105	99,950
Heidrick & Struggles International, Inc.	399	12,600
Huron Consulting Group, Inc. (a)	359	35,362
ICF International, Inc.	326	48,398
Innodata, Inc. (a)(b)	462	6,851
Insperity, Inc.	670	61,111
Jacobs Solutions, Inc.	2,383	332,929
KBR, Inc.	2,562	164,327
Kelly Services, Inc. Class A (non-vtg.)	591	12,653
Kforce, Inc.	349	21,683
Korn Ferry	1,009	67,744
LegalZoom.com, Inc. (a)	2,232	18,726
Leidos Holdings, Inc.	2,605	380,017
ManpowerGroup, Inc.	923	64,425
Maximus, Inc.	1,164	99,755
NV5 Global, Inc. (a)	235	21,848
Parsons Corp. (a)	779	63,730
Paychex, Inc.	6,072	719,896
Paycom Software, Inc.	913	130,596
Paycor HCM, Inc. (a)(b)	1,169	14,846
Paylocity Holding Corp. (a)	825	108,776
Planet Labs PBC Class A (a)(b)	3,445	6,408
RCM Technologies, Inc. (a)(b)	122	2,284
Resources Connection, Inc.	547	6,039
Robert Half, Inc.	1,979	126,616
Science Applications International Corp.	990	116,375
Spire Global, Inc. (a)(b)	334	3,621
SS&C Technologies Holdings, Inc.	4,077	255,506
Sterling Check Corp. (a)(b)	516	7,637
TaskUs, Inc. (a)	415	5,524
TransUnion	3,677	272,686
TriNet Group, Inc.	595	59,500
TrueBlue, Inc. (a)	552	5,686
Ttec Holdings, Inc.	318	1,870
Upwork, Inc. (a)	2,319	24,929
Verisk Analytics, Inc.	2,748	740,723
Verra Mobility Corp. (a)	3,132	85,190
		8,479,225
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	1,972	93,729
Alta Equipment Group, Inc.	399	3,208
Applied Industrial Technologies, Inc.	735	142,590
Beacon Roofing Supply, Inc. (a)	1,205	109,053
BlueLinx Corp. (a)	173	16,105
Boise Cascade Co.	756	90,130
Core & Main, Inc. (a)	3,237	158,419
Custom Truck One Source, Inc. Class A (a)	1,033	4,494
Distribution Solutions Group I (a)	199	5,970
DNOW, Inc. (a)	2,025	27,803
DXP Enterprises, Inc. (a)	248	11,368
Fastenal Co.	10,847	681,625
Ferguson PLC	3,866	748,651
FTAI Aviation Ltd.	1,901	196,240
GATX Corp.	667	88,284
Global Industrial Co.	263	8,248
GMS, Inc. (a)(b)	751	60,538
H&E Equipment Services, Inc.	590	26,060
Herc Holdings, Inc.	538	71,710
Hudson Technologies, Inc. (a)	705	6,197
Karat Packaging, Inc.	102	3,017
McGrath RentCorp.	460	49,013
MRC Global, Inc. (a)	1,591	20,540
MSC Industrial Direct Co., Inc. Class A	860	68,207
Rush Enterprises, Inc. Class A	1,162	48,653
SiteOne Landscape Supply, Inc. (a)	860	104,413
Titan Machinery, Inc. (a)	350	5,565
Transcat, Inc. (a)	172	20,585
United Rentals, Inc.	1,274	823,934
W.W. Grainger, Inc.	837	755,175
Watsco, Inc. (b)	593	274,701
WESCO International, Inc.	833	132,047
Xometry, Inc. (a)(b)	745	8,612
		4,864,884
TOTAL INDUSTRIALS		92,898,859
INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	1,257	6,612
Applied Optoelectronics, Inc. (a)(b)	623	5,165
Arista Networks, Inc. (a)	4,778	1,674,593
Aviat Networks, Inc. (a)	252	7,230
Calix, Inc. (a)	1,122	39,752
Ciena Corp. (a)	2,756	132,784
Cisco Systems, Inc.	77,023	3,659,363
Clearfield, Inc. (a)(b)	253	9,756
CommScope Holding Co., Inc. (a)	3,969	4,882
Comtech Telecommunications Corp. (a)	444	1,345
Digi International, Inc. (a)	660	15,134
Extreme Networks, Inc. (a)	2,427	32,643
F5, Inc. (a)	1,116	192,209
Harmonic, Inc. (a)	2,151	25,317
Infinera Corp. (a)(b)	3,689	22,466
Juniper Networks, Inc.	6,095	222,224
Lumentum Holdings, Inc. (a)	1,284	65,381
Motorola Solutions, Inc.	3,144	1,213,741
NETGEAR, Inc. (a)	554	8,476
NetScout Systems, Inc. (a)	1,310	23,960
ViaSat, Inc. (a)(b)	1,425	18,098
Viavi Solutions, Inc. (a)	4,285	29,438
		7,410,569
Electronic Equipment, Instruments & Components - 0.8%
Advanced Energy Industries, Inc.	706	76,785
Amphenol Corp. Class A	22,734	1,531,590
Arlo Technologies, Inc. (a)	1,777	23,172
Arrow Electronics, Inc. (a)	1,023	123,537
Avnet, Inc.	1,699	87,482
Badger Meter, Inc.	558	103,983
Bel Fuse, Inc. Class B (non-vtg.)	185	12,069
Belden, Inc.	786	73,727
Benchmark Electronics, Inc.	674	26,596
CDW Corp.	2,539	568,330
Cognex Corp.	3,272	152,999
Coherent Corp. (a)	2,505	181,512
Corning, Inc.	14,553	565,384
Crane NXT Co.	908	55,769
CTS Corp.	585	29,619
Daktronics, Inc. (a)	750	10,463
ePlus, Inc. (a)	497	36,619
Evolv Technologies Holdings, Inc. (a)	1,496	3,815
Fabrinet (a)	689	168,660
FARO Technologies, Inc. (a)	361	5,776
Insight Enterprises, Inc. (a)	527	104,536
IPG Photonics Corp. (a)	557	47,005
Itron, Inc. (a)	858	84,908
Jabil, Inc.	2,419	263,163
Keysight Technologies, Inc. (a)	3,313	453,053
Kimball Electronics, Inc. (a)	450	9,891
Knowles Corp. (a)	1,689	29,152
Lightwave Logic, Inc. (a)(b)	2,331	6,970
Littelfuse, Inc.	475	121,405
Luna Innovations, Inc. (a)(b)	515	1,648
Methode Electronics, Inc.	650	6,728
MicroVision, Inc. (a)(b)	4,036	4,278
Mirion Technologies, Inc. Class A (a)	3,388	36,387
Napco Security Technologies, Inc.	555	28,832
nLIGHT, Inc. (a)	884	9,662
Novanta, Inc. (a)	682	111,241
OSI Systems, Inc. (a)	299	41,118
Ouster, Inc. Class A (a)(b)	702	6,901
Par Technology Corp. (a)(b)	536	25,240
PC Connection, Inc.	222	14,252
Plexus Corp. (a)	527	54,376
Richardson Electronics Ltd.	176	2,093
Rogers Corp. (a)	313	37,751
Sanmina Corp. (a)	1,054	69,828
ScanSource, Inc. (a)	464	20,560
Smartrent, Inc. (a)(b)	3,689	8,817
TD SYNNEX Corp.	1,405	162,137
TE Connectivity Ltd.	5,852	880,316
Teledyne Technologies, Inc. (a)	895	347,242
Trimble, Inc. (a)	4,719	263,886
TTM Technologies, Inc. (a)	1,933	37,558
Vishay Intertechnology, Inc.	2,426	54,100
Vishay Precision Group, Inc. (a)	248	7,549
Vontier Corp.	2,938	112,232
Vuzix Corp. (a)(b)	938	1,266
Zebra Technologies Corp. Class A (a)	974	300,898
		7,604,866
IT Services - 1.2%
Accenture PLC Class A	11,887	3,606,635
Akamai Technologies, Inc. (a)	2,861	257,719
Amdocs Ltd.	2,263	178,596
Applied Digital Corp. (a)(b)	1,438	8,556
ASGN, Inc. (a)	903	79,618
BigCommerce Holdings, Inc. (a)	1,193	9,616
Cloudflare, Inc. (a)	5,653	468,238
Cognizant Technology Solutions Corp. Class A	9,445	642,260
Couchbase, Inc. (a)	581	10,609
Digitalocean Holdings, Inc. (a)(b)	960	33,360
DXC Technology Co. (a)	3,456	65,975
EPAM Systems, Inc. (a)	1,095	205,980
Fastly, Inc. Class A (a)	2,204	16,243
Gartner, Inc. (a)	1,478	663,711
GoDaddy, Inc. (a)	2,669	372,886
Grid Dynamics Holdings, Inc. (a)	1,051	11,046
Hackett Group, Inc.	466	10,122
IBM Corp.	17,345	2,999,818
Kyndryl Holdings, Inc. (a)	4,376	115,133
MongoDB, Inc. Class A (a)	1,369	342,195
Okta, Inc. (a)	2,997	280,549
Perficient, Inc. (a)	653	48,838
Rackspace Technology, Inc. (a)(b)	1,618	4,822
Snowflake, Inc. (a)	6,244	843,502
Squarespace, Inc. Class A (a)	983	42,888
Thoughtworks Holding, Inc. (a)	1,596	4,533
Twilio, Inc. Class A (a)	3,435	195,142
Unisys Corp. (a)	1,262	5,212
VeriSign, Inc. (a)	1,671	297,104
		11,820,906
Semiconductors & Semiconductor Equipment - 10.7%
ACM Research, Inc. Class A, (a)	864	19,924
Advanced Micro Devices, Inc. (a)	30,631	4,968,655
AEHR Test Systems (a)(b)	454	5,071
Allegro MicroSystems LLC (a)(b)	1,369	38,661
Alpha & Omega Semiconductor Ltd. (a)	452	16,891
Ambarella, Inc. (a)	716	38,628
Amkor Technology, Inc.	1,940	77,639
Analog Devices, Inc.	9,400	2,145,644
Applied Materials, Inc.	15,773	3,722,270
Atomera, Inc. (a)(b)	477	1,817
Axcelis Technologies, Inc. (a)	622	88,442
AXT, Inc. (a)	738	2,494
Broadcom, Inc.	8,342	13,393,331
CEVA, Inc. (a)	473	9,124
Cirrus Logic, Inc. (a)	1,025	130,852
Cohu, Inc. (a)	916	30,320
Credo Technology Group Holding Ltd. (a)	2,389	76,305
Diodes, Inc. (a)	863	62,076
Enphase Energy, Inc. (a)	2,575	256,753
Entegris, Inc.	2,849	385,755
First Solar, Inc. (a)	2,026	456,782
FormFactor, Inc. (a)	1,471	89,040
Ichor Holdings Ltd. (a)	561	21,627
Impinj, Inc. (a)	433	67,881
indie Semiconductor, Inc. (a)(b)	2,594	16,005
Intel Corp.	80,153	2,482,338
Intest Corp. (a)	209	2,065
KLA Corp.	2,564	2,114,044
Kopin Corp. (a)	1,913	1,607
Kulicke & Soffa Industries, Inc.	1,070	52,633
Lam Research Corp.	2,485	2,646,152
Lattice Semiconductor Corp. (a)	2,620	151,934
MACOM Technology Solutions Holdings, Inc. (a)	1,043	116,263
Marvell Technology, Inc.	16,390	1,145,661
MaxLinear, Inc. Class A (a)	1,376	27,713
Microchip Technology, Inc.	10,244	937,326
Micron Technology, Inc.	20,927	2,752,528
MKS Instruments, Inc.	1,193	155,782
Monolithic Power Systems, Inc.	911	748,550
Navitas Semiconductor Corp. Class A (a)(b)	2,315	9,098
NVE Corp.	88	6,573
NVIDIA Corp.	468,252	57,847,852
NXP Semiconductors NV	4,886	1,314,774
ON Semiconductor Corp. (a)	8,104	555,529
Onto Innovation, Inc. (a)	931	204,410
PDF Solutions, Inc. (a)	595	21,646
Photronics, Inc. (a)	1,212	29,900
Pixelworks, Inc. (a)	963	947
Power Integrations, Inc.	1,074	75,384
Qorvo, Inc. (a)	1,831	212,469
Qualcomm, Inc.	21,155	4,213,653
Rambus, Inc. (a)	2,048	120,340
Rigetti Computing, Inc. Class A (a)(b)	1,963	2,100
Semtech Corp. (a)	1,196	35,736
Silicon Laboratories, Inc. (a)	600	66,378
SiTime Corp. (a)	334	41,543
SkyWater Technology, Inc. (a)	374	2,861
Skyworks Solutions, Inc.	3,039	323,897
SMART Global Holdings, Inc. (a)	989	22,618
SolarEdge Technologies, Inc. (a)(b)	1,077	27,205
Synaptics, Inc. (a)	749	66,062
Teradyne, Inc.	2,899	429,893
Texas Instruments, Inc.	17,235	3,352,725
Ultra Clean Holdings, Inc. (a)	854	41,846
Universal Display Corp.	826	173,667
Veeco Instruments, Inc. (a)(b)	1,059	49,466
Wolfspeed, Inc. (a)(b)	2,383	54,237
		108,759,392
Software - 10.5%
8x8, Inc. (a)	2,299	5,104
A10 Networks, Inc.	1,351	18,711
ACI Worldwide, Inc. (a)	2,068	81,872
Adeia, Inc.	1,990	22,258
Adobe, Inc. (a)	8,569	4,760,422
Agilysys, Inc. (a)	385	40,094
Alarm.com Holdings, Inc. (a)	953	60,554
Alkami Technology, Inc. (a)	783	22,300
Altair Engineering, Inc. Class A (a)(b)	1,041	102,101
American Software, Inc. Class A	612	5,588
Amplitude, Inc. Class A, (a)	1,338	11,908
ANSYS, Inc. (a)	1,648	529,832
AppFolio, Inc. Class A, (a)	390	95,382
Appian Corp. Class A (a)	765	23,608
AppLovin Corp. Class A, (a)	3,451	287,192
Asana, Inc. (a)	1,576	22,048
Aspen Technology, Inc. (a)	532	105,671
Atlassian Corp. PLC Class A, (a)	2,984	527,810
Aurora Innovation, Inc. Class A, (a)(b)	14,932	41,362
Autodesk, Inc. (a)	4,056	1,003,657
AvePoint, Inc. (a)	1,816	18,923
Bentley Systems, Inc. Class B	4,373	215,851
Bill Holdings, Inc. (a)	1,825	96,032
Blackbaud, Inc. (a)	805	61,317
BlackLine, Inc. (a)	960	46,512
Blend Labs, Inc. (a)(b)	3,222	7,604
Box, Inc. Class A (a)(b)	2,712	71,705
Braze, Inc. (a)	949	36,859
C3.ai, Inc. (a)(b)	1,830	52,997
Cadence Design Systems, Inc. (a)	5,158	1,587,375
CCC Intelligent Solutions Holdings, Inc. Class A (a)	5,256	58,394
Cerence, Inc. (a)(b)	757	2,142
Cipher Mining, Inc. (a)	812	3,370
Cleanspark, Inc. (a)(b)	3,748	59,781
Clear Secure, Inc.	1,591	29,768
Clearwater Analytics Holdings, Inc. (a)	2,733	50,615
CommVault Systems, Inc. (a)	832	101,146
Confluent, Inc. (a)(b)	4,173	123,229
Consensus Cloud Solutions, Inc. (a)	311	5,343
Crowdstrike Holdings, Inc. (a)	4,315	1,653,465
CS Disco, Inc. (a)	470	2,801
D-Wave Quantum, Inc. (a)(b)	1,453	1,656
Daily Journal Corp. (a)	18	7,101
Datadog, Inc. Class A (a)	5,730	743,124
Digimarc Corp. (a)(b)	241	7,473
Digital Turbine, Inc. (a)	1,716	2,849
DocuSign, Inc. (a)	3,868	206,938
Dolby Laboratories, Inc. Class A	1,134	89,847
Domo, Inc. Class B (a)	540	4,169
DoubleVerify Holdings, Inc. (a)	2,636	51,323
Dropbox, Inc. Class A (a)	4,887	109,811
Dynatrace, Inc. (a)	4,548	203,478
E2open Parent Holdings, Inc. (a)	3,325	14,929
Elastic NV (a)(b)	1,550	176,561
Enfusion, Inc. Class A (a)	757	6,450
Envestnet, Inc. (a)	933	58,396
Everbridge, Inc. (a)	787	27,537
Fair Isaac Corp. (a)	471	701,159
Five9, Inc. (a)	1,366	60,241
Fortinet, Inc. (a)	12,085	728,363
Freshworks, Inc. (a)	3,134	39,770
Gen Digital, Inc.	10,626	265,437
GitLab, Inc. (a)	1,682	83,629
Guidewire Software, Inc. (a)	1,553	214,143
HashiCorp, Inc. (a)	2,215	74,623
HubSpot, Inc. (a)	954	562,660
Informatica, Inc. (a)	730	22,542
Intapp, Inc. (a)	735	26,952
InterDigital, Inc.	484	56,415
Intuit, Inc.	5,307	3,487,813
Jamf Holding Corp. (a)	965	15,923
Klaviyo, Inc. Class A (b)	441	10,976
Liveramp Holdings, Inc. (a)	1,246	38,551
Manhattan Associates, Inc. (a)	1,168	288,122
Marathon Digital Holdings, Inc. (a)(b)	4,255	84,462
Matterport, Inc. Class A (a)	4,695	20,987
MeridianLink, Inc. (a)	400	8,544
Microsoft Corp.	140,860	62,957,342
MicroStrategy, Inc. Class A (a)(b)	283	389,827
Mitek Systems, Inc. (a)	832	9,302
N-able, Inc. (a)	1,327	20,210
nCino, Inc. (a)(b)	1,179	37,080
NCR Voyix Corp. (a)	2,477	30,591
Nextnav, Inc. Class A (a)(b)	790	6,407
Nutanix, Inc. Class A (a)	4,602	261,624
Olo, Inc. Class A (a)	1,942	8,584
ON24, Inc.	728	4,375
Onespan, Inc. (a)	701	8,987
Oracle Corp.	30,224	4,267,629
Pagerduty, Inc. (a)(b)	1,709	39,187
Palantir Technologies, Inc. Class A (a)	36,488	924,241
Palo Alto Networks, Inc. (a)	5,977	2,026,263
Pegasystems, Inc.	805	48,727
Porch Group, Inc. (a)(b)	1,541	2,327
PowerSchool Holdings, Inc. Class A (a)(b)	1,111	24,875
Procore Technologies, Inc. (a)	1,692	112,197
Progress Software Corp.	829	44,982
PROS Holdings, Inc. (a)(b)	785	22,490
PTC, Inc. (a)	2,265	411,483
Q2 Holdings, Inc. (a)	1,104	66,604
Qualys, Inc. (a)	703	100,248
Rapid7, Inc. (a)	1,166	50,406
Rekor Systems, Inc. (a)(b)	1,418	2,198
RingCentral, Inc. (a)	1,573	44,359
Riot Platforms, Inc. (a)(b)	3,958	36,176
Roper Technologies, Inc.	2,024	1,140,848
Salesforce, Inc.	18,351	4,718,042
Samsara, Inc. (a)	3,274	110,334
Semrush Holdings, Inc. (a)	572	7,659
SentinelOne, Inc. (a)	4,756	100,114
ServiceNow, Inc. (a)	3,887	3,057,786
Smartsheet, Inc. (a)	2,598	114,520
SolarWinds, Inc.	1,028	12,387
SoundHound AI, Inc. (a)(b)	4,166	16,456
Sprinklr, Inc. (a)(b)	2,190	21,068
Sprout Social, Inc. (a)(b)	945	33,718
SPS Commerce, Inc. (a)	698	131,336
Synopsys, Inc. (a)	2,892	1,720,914
Telos Corp. (a)	854	3,433
Tenable Holdings, Inc. (a)	2,211	96,355
Teradata Corp. (a)	1,851	63,971
TeraWulf, Inc. (a)(b)	2,384	10,609
Tyler Technologies, Inc. (a)	799	401,721
UiPath, Inc. Class A (a)	7,750	98,270
Unity Software, Inc. (a)(b)	4,511	73,349
Varonis Systems, Inc. (a)	2,082	99,874
Verint Systems, Inc. (a)	1,183	38,093
Veritone, Inc. (a)(b)	797	1,801
Vertex, Inc. Class A (a)	855	30,823
Weave Communications, Inc. (a)	550	4,961
Workday, Inc. Class A (a)	3,962	885,745
Workiva, Inc. (a)	898	65,545
Xperi, Inc. (a)	746	6,125
Yext, Inc. (a)	1,974	10,561
Zeta Global Holdings Corp. (a)	2,848	50,267
Zoom Video Communications, Inc. Class A (a)	4,888	289,321
Zscaler, Inc. (a)	1,687	324,225
Zuora, Inc. (a)	2,580	25,619
		106,280,228
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	275,175	57,957,359
Corsair Gaming, Inc. (a)	810	8,942
Dell Technologies, Inc.	5,058	697,549
Diebold Nixdorf, Inc.	728	28,013
Eastman Kodak Co. (a)(b)	1,248	6,714
Hewlett Packard Enterprise Co.	24,640	521,629
HP, Inc.	16,529	578,846
Immersion Corp.	547	5,147
IonQ, Inc. (a)(b)	3,341	23,487
NetApp, Inc.	3,904	502,835
Pure Storage, Inc. Class A (a)	5,631	361,567
Seagate Technology Holdings PLC	3,692	381,273
Super Micro Computer, Inc. (a)	955	782,479
Turtle Beach Corp. (a)	352	5,048
Western Digital Corp. (a)	6,146	465,682
Xerox Holdings Corp.	2,175	25,274
		62,351,844
TOTAL INFORMATION TECHNOLOGY		304,227,805
MATERIALS - 2.4%
Chemicals - 1.4%
AdvanSix, Inc.	502	11,506
Air Products & Chemicals, Inc.	4,214	1,087,423
Albemarle Corp. (b)	2,227	212,723
Alto Ingredients, Inc. (a)	1,041	1,504
American Vanguard Corp.	468	4,025
Arcadium Lithium PLC (b)	19,373	65,093
Ashland, Inc.	956	90,332
Aspen Aerogels, Inc. (a)	1,105	26,354
Avient Corp.	1,742	76,038
Axalta Coating Systems Ltd. (a)	4,181	142,865
Balchem Corp.	607	93,448
Cabot Corp.	1,056	97,036
Celanese Corp.	1,900	256,291
CF Industries Holdings, Inc.	3,624	268,611
Core Molding Technologies, Inc. (a)	142	2,263
Corteva, Inc.	13,307	717,780
Danimer Scientific, Inc. (a)(b)	1,387	837
Dow, Inc.	13,311	706,149
DuPont de Nemours, Inc.	8,154	656,315
Eastman Chemical Co.	2,224	217,885
Ecolab, Inc.	4,809	1,144,542
Ecovyst, Inc. (a)	1,908	17,115
Element Solutions, Inc.	4,178	113,307
FMC Corp.	2,370	136,394
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	24,902	8,325
H.B. Fuller Co.	1,021	78,576
Hawkins, Inc.	365	33,215
Huntsman Corp.	3,051	69,471
Ingevity Corp. (a)	629	27,494
Innospec, Inc.	477	58,952
International Flavors & Fragrances, Inc.	4,840	460,816
Intrepid Potash, Inc. (a)	187	4,381
Koppers Holdings, Inc.	410	15,166
Kronos Worldwide, Inc.	459	5,760
Linde PLC	9,190	4,032,664
LSB Industries, Inc. (a)	942	7,706
LyondellBasell Industries NV Class A	4,852	464,142
Mativ, Inc.	1,070	18,147
Minerals Technologies, Inc.	617	51,310
NewMarket Corp.	132	68,055
Olin Corp.	2,288	107,879
Origin Materials, Inc. Class A (a)(b)	2,094	1,887
Orion SA	1,103	24,200
Perimeter Solutions SA (a)	2,755	21,572
PPG Industries, Inc.	4,471	562,854
PureCycle Technologies, Inc. (a)(b)	2,494	14,764
Quaker Chemical Corp.	262	44,461
Rayonier Advanced Materials, Inc. (a)	1,340	7,290
RPM International, Inc.	2,443	263,062
Sensient Technologies Corp.	789	58,536
Sherwin-Williams Co.	4,464	1,332,192
Stepan Co.	419	35,179
The Chemours Co. LLC	2,794	63,061
The Mosaic Co.	6,212	179,527
The Scotts Miracle-Gro Co. (b)	783	50,942
Trinseo PLC	546	1,261
Tronox Holdings PLC	2,217	34,785
Westlake Corp.	603	87,326
		14,440,794
Construction Materials - 0.2%
Eagle Materials, Inc.	655	142,436
Knife River Holding Co. (a)	1,065	74,699
Martin Marietta Materials, Inc.	1,171	634,448
Summit Materials, Inc. (a)	2,288	83,764
United States Lime & Minerals, Inc.	37	13,475
Vulcan Materials Co.	2,518	626,176
		1,574,998
Containers & Packaging - 0.3%
Amcor PLC	27,428	268,246
Aptargroup, Inc.	1,249	175,872
Ardagh Metal Packaging SA	2,588	8,799
Avery Dennison Corp.	1,523	333,004
Ball Corp.	5,977	358,740
Berry Global Group, Inc.	2,201	129,529
Crown Holdings, Inc.	2,270	168,865
Graphic Packaging Holding Co.	5,814	152,385
Greif, Inc. Class A	483	27,758
International Paper Co.	6,563	283,193
Myers Industries, Inc.	721	9,647
O-I Glass, Inc. (a)	2,985	33,223
Packaging Corp. of America	1,685	307,614
Pactiv Evergreen, Inc.	728	8,241
Ranpak Holdings Corp. (A Shares) (a)	699	4,495
Sealed Air Corp.	2,751	95,707
Silgan Holdings, Inc.	1,532	64,850
Sonoco Products Co.	1,844	93,528
TriMas Corp.	765	19,553
WestRock Co.	4,869	244,716
		2,787,965
Metals & Mining - 0.5%
Alcoa Corp.	3,386	134,695
Alpha Metallurgical Resources	223	62,558
American Battery Technology Co. (a)(b)	1,049	1,311
AngloGold Ashanti PLC	7,961	200,060
Arch Resources, Inc. Class A,	353	53,737
ATI, Inc. (a)	2,419	134,134
Carpenter Technology Corp.	933	102,238
Century Aluminum Co. (a)	967	16,197
Cleveland-Cliffs, Inc. (a)	9,456	145,528
Coeur d'Alene Mines Corp. (a)(b)	7,181	40,357
Commercial Metals Co.	2,213	121,693
Compass Minerals International, Inc.	634	6,549
Freeport-McMoRan, Inc.	27,187	1,321,288
Gatos Silver, Inc. (a)	922	9,626
Haynes International, Inc.	252	14,792
Hecla Mining Co.	10,624	51,526
Kaiser Aluminum Corp.	297	26,106
Materion Corp.	393	42,495
McEwen Mining, Inc. (a)	827	7,592
Metallus, Inc. (a)	737	14,939
MP Materials Corp. (a)(b)	2,732	34,778
Newmont Corp.	21,852	914,943
Nucor Corp.	4,661	736,811
Olympic Steel, Inc.	180	8,069
Piedmont Lithium, Inc. (a)(b)	326	3,253
Radius Recycling, Inc. Class A	538	8,215
Ramaco Resources, Inc. Class A (b)	671	8,354
Reliance, Inc.	1,089	311,018
Royal Gold, Inc.	1,248	156,200
Ryerson Holding Corp.	543	10,589
Steel Dynamics, Inc.	2,883	373,349
SunCoke Energy, Inc.	1,536	15,053
United States Steel Corp. (b)	4,242	160,348
Universal Stainless & Alloy Products, Inc. (a)	151	4,134
Warrior Metropolitan Coal, Inc.	991	62,205
Worthington Steel, Inc.	576	19,215
		5,333,955
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	326	15,801
Glatfelter Corp. (a)	768	1,068
Louisiana-Pacific Corp.	1,220	100,443
Mercer International, Inc. (SBI)	886	7,566
Sylvamo Corp.	665	45,619
		170,497
TOTAL MATERIALS		24,308,209
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Acadia Realty Trust (SBI)	1,993	35,715
Agree Realty Corp.	1,919	118,863
Alexander & Baldwin, Inc.	1,403	23,795
Alexanders, Inc.	42	9,444
Alexandria Real Estate Equities, Inc.	2,995	350,325
American Assets Trust, Inc.	949	21,239
American Homes 4 Rent Class A	6,045	224,632
American Tower Corp.	8,839	1,718,125
Americold Realty Trust	5,027	128,390
Apartment Investment & Management Co. Class A (a)	2,626	21,770
Apple Hospitality (REIT), Inc.	4,057	58,989
Armada Hoffler Properties, Inc. Class A,	1,255	13,918
AvalonBay Communities, Inc.	2,691	556,741
Brandywine Realty Trust (SBI)	3,192	14,300
Brixmor Property Group, Inc.	5,739	132,514
Broadstone Net Lease, Inc.	3,566	56,592
BXP, Inc.	2,749	169,228
Camden Property Trust (SBI)	2,030	221,493
CareTrust (REIT), Inc.	2,477	62,173
CBL & Associates Properties, Inc. (b)	516	12,064
Centerspace	283	19,139
Chatham Lodging Trust	917	7,813
City Office REIT, Inc.	645	3,212
Community Healthcare Trust, Inc.	461	10,783
COPT Defense Properties (SBI)	2,157	53,990
Cousins Properties, Inc.	2,930	67,830
Crown Castle, Inc.	8,225	803,583
CTO Realty Growth, Inc. (b)	436	7,613
CubeSmart	4,284	193,508
DiamondRock Hospitality Co.	4,083	34,501
Digital Realty Trust, Inc.	5,743	873,223
Diversified Healthcare Trust (SBI)	3,914	11,938
Douglas Emmett, Inc.	3,150	41,927
Easterly Government Properties, Inc.	1,799	22,254
EastGroup Properties, Inc.	910	154,791
Elme Communities (SBI)	1,672	26,635
Empire State Realty Trust, Inc.	2,540	23,825
EPR Properties	1,453	60,997
Equinix, Inc.	1,780	1,346,748
Equity Commonwealth (a)	2,054	39,848
Equity Lifestyle Properties, Inc.	3,541	230,625
Equity Residential (SBI)	6,552	454,316
Essential Properties Realty Trust, Inc.	2,961	82,049
Essex Property Trust, Inc.	1,219	331,812
Extra Space Storage, Inc.	4,009	623,039
Farmland Partners, Inc.	791	9,120
Federal Realty Investment Trust (SBI)	1,399	141,257
First Industrial Realty Trust, Inc.	2,524	119,915
Four Corners Property Trust, Inc.	1,746	43,074
Gaming & Leisure Properties	5,081	229,712
Getty Realty Corp.	928	24,740
Gladstone Commercial Corp.	799	11,402
Gladstone Land Corp.	738	10,103
Global Medical REIT, Inc.	1,263	11,468
Global Net Lease, Inc.	3,720	27,342
Healthcare Realty Trust, Inc.	7,262	119,678
Healthpeak Properties, Inc.	13,450	263,620
Highwoods Properties, Inc. (SBI)	2,031	53,354
Host Hotels & Resorts, Inc.	13,406	241,040
Hudson Pacific Properties, Inc.	2,476	11,910
Independence Realty Trust, Inc.	4,253	79,701
Industrial Logistics Properties Trust	987	3,632
InvenTrust Properties Corp.	1,326	32,832
Invitation Homes, Inc.	10,923	392,026
Iron Mountain, Inc.	5,537	496,226
JBG SMITH Properties	1,619	24,657
Kilroy Realty Corp.	2,047	63,805
Kimco Realty Corp.	12,667	246,500
Kite Realty Group Trust	4,212	94,265
Lamar Advertising Co. Class A	1,663	198,778
LTC Properties, Inc.	823	28,394
LXP Industrial Trust (REIT)	5,682	51,820
Medical Properties Trust, Inc. (b)	11,368	48,996
Mid-America Apartment Communities, Inc.	2,218	316,309
National Health Investors, Inc.	835	56,555
National Storage Affiliates Trust	1,465	60,387
Net Lease Office Properties (b)	306	7,534
NETSTREIT Corp. (b)	1,338	21,542
NexPoint Residential Trust, Inc.	420	16,594
NNN (REIT), Inc.	3,487	148,546
Office Properties Income Trust (b)	771	1,573
Omega Healthcare Investors, Inc.	4,658	159,537
One Liberty Properties, Inc.	348	8,171
Orion Office (REIT), Inc.	1,152	4,136
Outfront Media, Inc.	2,752	39,354
Paramount Group, Inc.	3,061	14,172
Park Hotels & Resorts, Inc.	4,021	60,235
Peakstone Realty Trust (b)	674	7,144
Pebblebrook Hotel Trust	2,276	31,295
Phillips Edison & Co., Inc.	2,329	76,182
Piedmont Office Realty Trust, Inc. Class A	2,308	16,733
Plymouth Industrial REIT, Inc.	730	15,607
Postal Realty Trust, Inc. Class A	523	6,972
PotlatchDeltic Corp.	1,511	59,518
Prologis, Inc.	17,521	1,967,784
Public Storage Operating Co.	3,003	863,813
Rayonier, Inc.	2,629	76,478
Realty Income Corp.	15,774	833,183
Regency Centers Corp.	3,127	194,499
Retail Opportunity Investments Corp.	2,473	30,739
Rexford Industrial Realty, Inc. (b)	4,018	179,163
RLJ Lodging Trust	2,962	28,524
Ryman Hospitality Properties, Inc.	1,142	114,040
Sabra Health Care REIT, Inc.	4,445	68,453
Safehold, Inc.	873	16,840
Saul Centers, Inc.	269	9,891
SBA Communications Corp. Class A	2,047	401,826
Service Properties Trust	3,197	16,433
Simon Property Group, Inc.	6,178	937,820
SITE Centers Corp.	3,410	49,445
SL Green Realty Corp.	1,236	70,007
STAG Industrial, Inc.	3,482	125,561
Summit Hotel Properties, Inc.	2,001	11,986
Sun Communities, Inc.	2,365	284,604
Sunstone Hotel Investors, Inc.	3,936	41,171
Tanger, Inc.	2,052	55,630
Terreno Realty Corp.	1,769	104,689
The Macerich Co.	4,119	63,597
UDR, Inc.	5,752	236,695
UMH Properties, Inc.	1,186	18,964
Uniti Group, Inc.	4,521	13,201
Universal Health Realty Income Trust (SBI)	240	9,394
Urban Edge Properties	2,245	41,465
Ventas, Inc.	7,634	391,319
Veris Residential, Inc.	1,555	23,325
VICI Properties, Inc.	19,631	562,232
Vornado Realty Trust (b)	3,015	79,264
Welltower, Inc.	10,491	1,093,687
Weyerhaeuser Co.	13,856	393,372
Whitestone REIT	870	11,580
WP Carey, Inc.	4,156	228,788
Xenia Hotels & Resorts, Inc.	1,989	28,502
		23,361,736
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	2,187	7,239
CBRE Group, Inc. (a)	5,639	502,491
Compass, Inc. (a)	6,252	22,507
CoStar Group, Inc. (a)	7,746	574,288
Cushman & Wakefield PLC (a)	3,251	33,810
Digitalbridge Group, Inc.	2,683	36,757
Douglas Elliman, Inc. (a)	1,107	1,284
eXp World Holdings, Inc. (b)	1,529	17,255
Forestar Group, Inc. (a)	331	10,589
Howard Hughes Holdings, Inc.	616	39,929
Jones Lang LaSalle, Inc. (a)	903	185,368
Kennedy-Wilson Holdings, Inc.	2,262	21,987
Marcus & Millichap, Inc.	463	14,594
Newmark Group, Inc. Class A	2,270	23,222
Opendoor Technologies, Inc. Class A (a)	11,141	20,499
RE/MAX Holdings, Inc. Class A	295	2,390
Redfin Corp. (a)(b)	2,084	12,525
Seritage Growth Properties (a)(b)	736	3,437
The RMR Group, Inc. Class A	269	6,079
The St. Joe Co.	692	37,852
Zillow Group, Inc.:
Class A (a)	1,585	71,388
Class C (a)	2,431	112,774
		1,758,264
TOTAL REAL ESTATE		25,120,000
UTILITIES - 2.1%
Electric Utilities - 1.3%
Allete, Inc.	1,083	67,525
Alliant Energy Corp.	4,842	246,458
American Electric Power Co., Inc.	9,969	874,680
Avangrid, Inc.	1,317	46,793
Constellation Energy Corp.	6,055	1,212,635
Duke Energy Corp.	14,608	1,464,160
Edison International	7,271	522,131
Entergy Corp.	4,007	428,749
Evergy, Inc.	4,358	230,843
Eversource Energy	6,627	375,817
Exelon Corp.	18,870	653,091
FirstEnergy Corp.	9,784	374,434
Genie Energy Ltd. Class B	402	5,877
Hawaiian Electric Industries, Inc. (b)	2,097	18,915
IDACORP, Inc.	952	88,679
MGE Energy, Inc. (b)	682	50,959
NextEra Energy, Inc.	38,897	2,754,297
NRG Energy, Inc.	4,281	333,319
OGE Energy Corp.	3,807	135,910
Otter Tail Corp.	786	68,846
PG&E Corp.	40,439	706,065
Pinnacle West Capital Corp.	2,151	164,293
PNM Resources, Inc.	1,622	59,949
Portland General Electric Co.	1,933	83,583
PPL Corp.	13,964	386,105
Southern Co.	20,672	1,603,527
Xcel Energy, Inc.	10,461	558,722
		13,516,362
Gas Utilities - 0.1%
Atmos Energy Corp.	2,855	333,036
Chesapeake Utilities Corp.	415	44,073
National Fuel Gas Co.	1,759	95,320
New Jersey Resources Corp.	1,846	78,898
Northwest Natural Holding Co.	692	24,988
ONE Gas, Inc. (b)	1,057	67,489
Southwest Gas Holdings, Inc.	1,136	79,952
Spire, Inc.	1,043	63,341
UGI Corp.	3,997	91,531
		878,628
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	1,046	4,100
Clearway Energy, Inc.:
Class A	699	15,839
Class C	1,507	37,208
Montauk Renewables, Inc. (a)	1,158	6,601
Ormat Technologies, Inc. (b)	1,028	73,708
Sunnova Energy International, Inc. (a)(b)	1,931	10,775
The AES Corp.	12,712	223,350
Vistra Corp.	6,373	547,951
		919,532
Multi-Utilities - 0.5%
Ameren Corp.	4,987	354,626
Avista Corp.	1,457	50,427
Black Hills Corp.	1,280	69,606
CenterPoint Energy, Inc.	11,960	370,521
CMS Energy Corp.	5,579	332,118
Consolidated Edison, Inc.	6,541	584,896
Dominion Energy, Inc.	15,863	777,287
DTE Energy Co.	3,919	435,048
NiSource, Inc.	7,823	225,381
NorthWestern Energy Corp.	1,157	57,943
Public Service Enterprise Group, Inc.	9,443	695,949
Sempra	11,933	907,624
Unitil Corp.	305	15,796
WEC Energy Group, Inc.	5,981	469,269
		5,346,491
Water Utilities - 0.1%
American States Water Co.	714	51,815
American Water Works Co., Inc.	3,694	477,117
Artesian Resources Corp. Class A	159	5,590
California Water Service Group	1,112	53,921
Consolidated Water Co., Inc.	267	7,086
Essential Utilities, Inc.	4,788	178,736
Middlesex Water Co.	346	18,082
SJW Group	550	29,821
York Water Co.	281	10,422
		832,590
TOTAL UTILITIES		21,493,603
TOTAL COMMON STOCKS (Cost $697,212,633)		991,041,538

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $390,024)	393,000	390,033

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (f)	23,260,119	23,264,771
Fidelity Securities Lending Cash Central Fund 5.38% (f)(g)	9,860,449	9,861,435
TOTAL MONEY MARKET FUNDS (Cost $33,126,206)		33,126,206

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $730,728,863)	1,024,557,777
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(8,600,465)
NET ASSETS - 100.0%	1,015,957,312

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	20	Sep 2024	2,065,000	27,343	27,343
CME E-mini S&P 500 Index Contracts (United States)	79	Sep 2024	21,809,925	52,793	52,793
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	Sep 2024	1,183,240	6,144	6,144

TOTAL FUTURES CONTRACTS					86,280
The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $390,033.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $1,530 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	24,575,444	93,896,748	95,207,423	580,540	2	-	23,264,771	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	10,430,214	18,201,851	18,770,630	43,457	-	-	9,861,435	0.0%
Total	35,005,658	112,098,599	113,978,053	623,997	2	-	33,126,206

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	86,601,990	86,601,990	-	-
Consumer Discretionary	100,547,872	100,547,872	-	-
Consumer Staples	53,883,861	53,883,861	-	-
Energy	36,822,969	36,822,969	-	-
Financials	129,011,272	129,011,272	-	-
Health Care	116,125,098	116,122,675	1,530	893
Industrials	92,898,859	92,898,859	-	-
Information Technology	304,227,805	304,227,805	-	-
Materials	24,308,209	24,308,209	-	-
Real Estate	25,120,000	25,120,000	-	-
Utilities	21,493,603	21,493,603	-	-

U.S. Government and Government Agency Obligations	390,033	-	390,033	-

Money Market Funds	33,126,206	33,126,206	-	-
Total Investments in Securities:	1,024,557,777	1,024,165,321	391,563	893
Derivative Instruments: Assets
Futures Contracts	86,280	86,280	-	-
Total Assets	86,280	86,280	-	-
Total Derivative Instruments:	86,280	86,280	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	86,280	0
Total Equity Risk	86,280	0
Total Value of Derivatives	86,280	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP Total Market Index Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,504,015) - See accompanying schedule:
Unaffiliated issuers (cost $697,602,657)	$991,431,571
Fidelity Central Funds (cost $33,126,206)	33,126,206

Total Investment in Securities (cost $730,728,863)		$1,024,557,777
Segregated cash with brokers for derivative instruments		829,343
Cash		24,793
Foreign currency held at value (cost $81)		82
Receivable for investments sold		107,658
Receivable for fund shares sold		571,232
Dividends receivable		538,155
Distributions receivable from Fidelity Central Funds		98,528
Other receivables		2,520
Total assets		1,026,730,088
Liabilities
Payable for fund shares redeemed	$713,380
Accrued management fee	91,832
Distribution and service plan fees payable	16,729
Payable for daily variation margin on futures contracts	86,258
Other payables and accrued expenses	3,122
Collateral on securities loaned	9,861,455
Total liabilities		10,772,776
Net Assets		$1,015,957,312
Net Assets consist of:
Paid in capital		$728,551,982
Total accumulated earnings (loss)		287,405,330
Net Assets		$1,015,957,312

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($931,995,080 ÷ 47,713,001 shares)		$19.53
Service Class :
Net Asset Value, offering price and redemption price per share ($4,035,099 ÷ 206,942 shares)		$19.50
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($79,927,133 ÷ 4,111,231 shares)		$19.44
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$6,284,799
Interest		29,970
Income from Fidelity Central Funds (including $43,457 from security lending)		623,997
Total income		6,938,766
Expenses
Management fee	$320,940
Transfer agent fees	229,073
Distribution and service plan fees	86,371
Independent trustees' fees and expenses	1,915
Miscellaneous	2,365
Total expenses before reductions	640,664
Expense reductions	(1,082)
Total expenses after reductions		639,582
Net Investment income (loss)		6,299,184
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(934,514)
Fidelity Central Funds	2
Foreign currency transactions	945
Futures contracts	2,924,949
Total net realized gain (loss)		1,991,382
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	110,757,816
Assets and liabilities in foreign currencies	(1,637)
Futures contracts	(606,469)
Total change in net unrealized appreciation (depreciation)		110,149,710
Net gain (loss)		112,141,092
Net increase (decrease) in net assets resulting from operations		$118,440,276
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,299,184	$10,842,847
Net realized gain (loss)	1,991,382	(233,648)
Change in net unrealized appreciation (depreciation)	110,149,710	151,439,889
Net increase (decrease) in net assets resulting from operations	118,440,276	162,049,088
Distributions to shareholders	(3,312,873)	(7,738,444)

Share transactions - net increase (decrease)	64,090,462	102,198,089
Total increase (decrease) in net assets	179,217,865	256,508,733

Net Assets
Beginning of period	836,739,447	580,230,714
End of period	$1,015,957,312	$836,739,447

Financial Highlights
VIP Total Market Index Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.26	$13.83	$17.40	$14.07	$11.86	$9.23
Income from Investment Operations
Net investment income (loss) A,B	.13	.24	.22	.19	.19	.20
Net realized and unrealized gain (loss)	2.21	3.36	(3.56)	3.41	2.21	2.63
Total from investment operations	2.34	3.60	(3.34)	3.60	2.40	2.83
Distributions from net investment income	(.07)	(.17)	(.20)	(.17)	(.18)	(.17)
Distributions from net realized gain	-	-	(.03)	(.11)	(.02)	(.03)
Total distributions	(.07)	(.17)	(.23)	(.27) C	(.19) C	(.20)
Net asset value, end of period	$19.53	$17.26	$13.83	$17.40	$14.07	$11.86
Total Return D,E,F	13.57%	26.07%	(19.22)%	25.69%	20.30%	30.70%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.12% I,J	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % I,J	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% I,J	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.37% I,J	1.58%	1.45%	1.18%	1.57%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$931,995	$778,339	$548,368	$569,470	$259,544	$173,833
Portfolio turnover rate K	2 % J	2%	6%	3%	9%	4%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Total Market Index Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$17.23	$13.82	$17.40	$14.07	$11.86	$10.73
Income from Investment Operations
Net investment income (loss) B,C	.12	.23	.20	.17	.17	.13
Net realized and unrealized gain (loss)	2.21	3.35	(3.56)	3.41	2.22	1.19
Total from investment operations	2.33	3.58	(3.36)	3.58	2.39	1.32
Distributions from net investment income	(.06)	(.17)	(.19)	(.15)	(.17)	(.16)
Distributions from net realized gain	-	-	(.03)	(.11)	(.02)	(.03)
Total distributions	(.06)	(.17)	(.22)	(.25) D	(.18) D	(.19)
Net asset value, end of period	$19.50	$17.23	$13.82	$17.40	$14.07	$11.86
Total Return E,F,G	13.58%	25.94%	(19.33)%	25.55%	20.20%	12.36%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.22% J,K	.22%	.22%	.22%	.22%	.22% K
Expenses net of fee waivers, if any	.22 % J,K	.22%	.22%	.22%	.22%	.22% K
Expenses net of all reductions	.22% J,K	.22%	.22%	.22%	.22%	.22% K
Net investment income (loss)	1.27% J,K	1.48%	1.35%	1.08%	1.47%	1.68% K
Supplemental Data
Net assets, end of period (000 omitted)	$4,035	$3,865	$493	$414	$347	$111
Portfolio turnover rate L	2 % K	2%	6%	3%	9%	4% K

AFor the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JProxy expenses are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Total Market Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.19	$13.79	$17.36	$14.05	$11.86	$9.23
Income from Investment Operations
Net investment income (loss) A,B	.10	.21	.17	.15	.16	.17
Net realized and unrealized gain (loss)	2.21	3.33	(3.54)	3.41	2.21	2.64
Total from investment operations	2.31	3.54	(3.37)	3.56	2.37	2.81
Distributions from net investment income	(.06)	(.14)	(.18)	(.14)	(.16)	(.14)
Distributions from net realized gain	-	-	(.03)	(.11)	(.02)	(.03)
Total distributions	(.06)	(.14)	(.20) C	(.25)	(.18)	(.18) C
Net asset value, end of period	$19.44	$17.19	$13.79	$17.36	$14.05	$11.86
Total Return D,E,F	13.47%	25.71%	(19.41)%	25.38%	19.98%	30.44%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.37% I,J	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.37 % I,J	.37%	.37%	.37%	.37%	.37%
Expenses net of all reductions	.37% I,J	.37%	.37%	.37%	.37%	.37%
Net investment income (loss)	1.12% I,J	1.33%	1.20%	.93%	1.32%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$79,927	$54,535	$31,370	$13,135	$4,116	$1,538
Portfolio turnover rate K	2 % J	2%	6%	3%	9%	4%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Extended Market Index Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	756	29,930
AST SpaceMobile, Inc. Class A, (a)(b)	5,149	59,780
ATN International, Inc.	396	9,029
Bandwidth, Inc. Class A, (a)	849	14,331
Cogent Communications Group, Inc.	1,662	93,803
Consolidated Communications Holdings, Inc. (a)	2,837	12,483
Frontier Communications Parent, Inc. (a)	8,749	229,049
Globalstar, Inc. (a)(b)	30,249	33,879
IDT Corp. Class B	788	28,305
Iridium Communications, Inc.	4,893	130,252
Liberty Global Ltd.:
Class A	6,338	110,471
Class C (b)	8,015	143,068
Liberty Latin America Ltd.:
Class A (a)	3,410	32,770
Class C (a)	3,034	29,187
Lumen Technologies, Inc. (a)(b)	39,544	43,498
Shenandoah Telecommunications Co.	1,973	32,219
		1,032,054
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (b)	10,562	52,599
Atlanta Braves Holdings, Inc.:
Class A	394	16,284
Class C,	1,571	61,960
Cinemark Holdings, Inc. (a)(b)	4,145	89,615
Endeavor Group Holdings, Inc. (b)	7,379	199,454
Eventbrite, Inc. (a)	3,420	16,553
Lions Gate Entertainment Corp.:
Class A (a)(b)	2,223	20,941
Class B (a)	5,341	45,772
Live Nation Entertainment, Inc. (a)	5,620	526,819
Madison Square Garden Entertainment Corp. Class A (a)	1,617	55,350
Madison Square Garden Sports Corp. (a)	655	123,225
Marcus Corp.	914	10,392
Playtika Holding Corp.	2,787	21,934
Roku, Inc. Class A (a)	4,949	296,594
Skillz, Inc. (a)(b)	429	3,080
Sphere Entertainment Co. (a)	1,044	36,603
TKO Group Holdings, Inc.	2,369	255,828
Vivid Seats, Inc. Class A (a)(b)	2,525	14,519
Warner Music Group Corp. Class A	5,576	170,904
		2,018,426
Interactive Media & Services - 0.5%
Angi, Inc. Class A, (a)	3,668	7,043
Bumble, Inc. (a)	3,929	41,294
CarGurus, Inc. Class A (a)	3,363	88,111
Cars.com, Inc. (a)	2,411	47,497
EverQuote, Inc. Class A (a)	837	17,460
fuboTV, Inc. (a)(b)	11,138	13,811
IAC, Inc. (a)	2,758	129,212
Match Group, Inc. (a)	10,760	326,889
MediaAlpha, Inc. Class A (a)	815	10,734
Nextdoor Holdings, Inc. Class A (a)	5,917	16,449
QuinStreet, Inc. (a)	2,035	33,761
Rumble, Inc. (a)(b)	3,145	17,455
Shutterstock, Inc. (b)	941	36,417
TripAdvisor, Inc. (a)	4,253	75,746
Vimeo, Inc. (a)	6,321	23,577
Yelp, Inc. (a)	2,697	99,654
Ziff Davis, Inc. (a)	1,815	99,916
ZipRecruiter, Inc. (a)	2,989	27,170
Zoominfo Technologies, Inc. (a)	11,728	149,767
		1,261,963
Media - 1.1%
Advantage Solutions, Inc. Class A (a)(b)	3,931	12,658
Altice U.S.A., Inc. Class A (a)	9,065	18,493
AMC Networks, Inc. Class A (a)(b)	1,251	12,085
Boston Omaha Corp. (a)	888	11,952
Cable One, Inc. (b)	179	63,366
Cardlytics, Inc. (a)(b)	1,478	12,134
Clear Channel Outdoor Holdings, Inc. (a)	14,143	19,942
E.W. Scripps Co. Class A (a)	2,218	6,965
EchoStar Corp. Class A (a)	4,732	84,277
Entravision Communication Corp. Class A	2,436	4,945
Gannett Co., Inc. (a)(b)	5,627	25,940
Gray Television, Inc.	3,151	16,385
iHeartMedia, Inc. (a)	3,712	4,046
Integral Ad Science Holding Corp. (a)	2,602	25,291
John Wiley & Sons, Inc. Class A	1,667	67,847
Liberty Broadband Corp.:
Class A (a)	1,154	63,008
Class C (a)	4,036	221,254
Magnite, Inc. (a)	4,771	63,407
National CineMedia, Inc. (a)(b)	3,895	17,099
News Corp.:
Class A	14,381	396,484
Class B	5,224	148,309
Nexstar Media Group, Inc.	1,275	211,663
Paramount Global:
Class A	356	6,543
Class B	19,111	198,563
PubMatic, Inc. Class A (a)	1,609	32,679
Scholastic Corp.	1,074	38,095
Sinclair, Inc. Class A (b)	1,490	19,862
Sirius XM Holdings, Inc. (b)	25,554	72,318
Stagwell, Inc. (a)(b)	4,380	29,872
TechTarget, Inc. (a)	1,028	32,043
TEGNA, Inc.	7,755	108,105
The New York Times Co. Class A	6,478	331,738
Thryv Holdings, Inc. (a)	1,220	21,740
WideOpenWest, Inc. (a)	2,122	11,480
		2,410,588
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	2,443	23,502
NII Holdings, Inc. (a)(b)(c)	1,280	0
Spok Holdings, Inc.	823	12,189
Telephone & Data Systems, Inc.	3,870	80,225
U.S. Cellular Corp. (a)	556	31,036
		146,952
TOTAL COMMUNICATION SERVICES		6,869,983
CONSUMER DISCRETIONARY - 12.7%
Automobile Components - 1.2%
Adient PLC (a)	3,605	89,080
American Axle & Manufacturing Holdings, Inc. (a)	4,607	32,203
Autoliv, Inc.	2,914	311,769
BorgWarner, Inc.	9,093	293,158
Cooper-Standard Holding, Inc. (a)	690	8,584
Dana, Inc.	5,039	61,073
Dorman Products, Inc. (a)	1,112	101,726
Fox Factory Holding Corp. (a)	1,663	80,140
Garrett Motion, Inc. (a)	5,510	47,331
Gentex Corp. (b)	9,250	311,818
Gentherm, Inc. (a)	1,286	63,426
Holley, Inc. (a)	2,049	7,335
LCI Industries	996	102,966
Lear Corp.	2,260	258,115
Luminar Technologies, Inc. Class A (a)(b)	10,344	15,413
Mobileye Global, Inc. Class A (a)(b)	3,003	84,339
Modine Manufacturing Co. (a)	2,068	207,193
Patrick Industries, Inc.	816	88,577
Phinia, Inc.	1,836	72,265
QuantumScape Corp. Class A (a)(b)	13,646	67,138
Solid Power, Inc. (a)(b)	5,314	8,768
Standard Motor Products, Inc.	773	21,435
Stoneridge, Inc. (a)	1,028	16,407
The Goodyear Tire & Rubber Co. (a)	11,193	127,041
Visteon Corp. (a)	1,098	117,157
XPEL, Inc. (a)	837	29,764
		2,624,221
Automobiles - 0.4%
Canoo, Inc. (a)(b)	1,917	4,083
Harley-Davidson, Inc.	5,016	168,237
Lucid Group, Inc. Class A (a)(b)	35,011	91,379
Rivian Automotive, Inc. (a)(b)	26,676	357,992
Thor Industries, Inc.	2,109	197,086
Winnebago Industries, Inc.	1,177	63,793
		882,570
Broadline Retail - 0.4%
Big Lots, Inc. (a)(b)	922	1,595
ContextLogic, Inc. (a)(b)	694	3,963
Dillard's, Inc. Class A (b)	136	59,893
Etsy, Inc. (a)	4,737	279,388
Groupon, Inc. (a)(b)	934	14,290
Kohl's Corp.	4,357	100,167
Macy's, Inc. (b)	10,847	208,262
Nordstrom, Inc. (b)	3,815	80,954
Ollie's Bargain Outlet Holdings, Inc. (a)	2,440	239,535
Qurate Retail, Inc. Series A (a)	14,204	8,949
		996,996
Diversified Consumer Services - 1.1%
ADT, Inc.	10,816	82,202
Adtalem Global Education, Inc. (a)	1,562	106,544
Allurion Technologies, Inc. (b)	1,427	1,424
Bright Horizons Family Solutions, Inc. (a)	2,290	252,083
Carriage Services, Inc.	507	13,608
Chegg, Inc. (a)	4,144	13,095
Coursera, Inc. (a)	4,127	29,549
Duolingo, Inc. (a)	1,416	295,477
European Wax Center, Inc. (a)(b)	1,419	14,091
Frontdoor, Inc. (a)	3,125	105,594
Graham Holdings Co.	141	98,637
Grand Canyon Education, Inc. (a)	1,169	163,555
H&R Block, Inc.	5,519	299,295
Laureate Education, Inc.	5,435	81,199
Mister Car Wash, Inc. (a)(b)	3,775	26,878
Nerdy, Inc. Class A (a)	2,685	4,484
OneSpaWorld Holdings Ltd. (a)	3,451	53,042
Perdoceo Education Corp.	2,581	55,285
Service Corp. International	5,843	415,613
Strategic Education, Inc.	859	95,057
Stride, Inc. (a)	1,560	109,980
Udemy, Inc. (a)	3,432	29,618
Universal Technical Institute, Inc. (a)	1,490	23,438
WW International, Inc. (a)(b)	3,327	3,893
		2,373,641
Hotels, Restaurants & Leisure - 2.9%
Accel Entertainment, Inc. (a)	2,261	23,198
Aramark	10,379	353,094
Bally's Corp. (a)(b)	1,229	14,711
BJ's Restaurants, Inc. (a)	913	31,681
Bloomin' Brands, Inc.	3,404	65,459
Bowlero Corp. Class A (b)	1,425	20,648
Boyd Gaming Corp.	2,746	151,305
Brinker International, Inc. (a)	1,732	125,379
Caesars Entertainment, Inc. (a)	8,537	339,260
Choice Hotels International, Inc. (b)	974	115,906
Churchill Downs, Inc.	2,682	374,407
Chuy's Holdings, Inc. (a)	709	18,377
Cracker Barrel Old Country Store, Inc. (b)	871	36,721
Dave & Buster's Entertainment, Inc. (a)	1,292	51,435
Denny's Corp. (a)	2,073	14,718
Dine Brands Global, Inc.	611	22,118
Dutch Bros, Inc. (a)	2,720	112,608
El Pollo Loco Holdings, Inc. (a)	1,131	12,792
Everi Holdings, Inc. (a)	3,431	28,820
First Watch Restaurant Group, Inc. (a)(b)	997	17,507
Golden Entertainment, Inc.	841	26,164
Hilton Grand Vacations, Inc. (a)	2,809	113,568
Hyatt Hotels Corp. Class A	1,750	265,860
Jack in the Box, Inc. (b)	789	40,192
Krispy Kreme, Inc. (b)	3,323	35,755
Kura Sushi U.S.A., Inc. Class A (a)(b)	229	14,448
Life Time Group Holdings, Inc. (a)	2,331	43,893
Light & Wonder, Inc. Class A (a)	3,562	373,583
Lindblad Expeditions Holdings (a)(b)	1,381	13,327
Marriott Vacations Worldwide Corp.	1,303	113,778
Monarch Casino & Resort, Inc.	522	35,564
Norwegian Cruise Line Holdings Ltd. (a)	16,834	316,311
Papa John's International, Inc. (b)	1,284	60,322
Penn Entertainment, Inc. (a)	5,831	112,859
Planet Fitness, Inc. (a)	3,378	248,587
Playa Hotels & Resorts NV (a)	4,264	35,775
PlayAGS, Inc. (a)	1,570	18,055
Portillo's, Inc. Class A (a)(b)	1,992	19,362
Potbelly Corp. (a)	974	7,821
RCI Hospitality Holdings, Inc.	353	15,377
Red Robin Gourmet Burgers, Inc. (a)(b)	539	4,080
Red Rock Resorts, Inc.	1,910	104,916
Rush Street Interactive, Inc. (a)	2,417	23,179
Sabre Corp. (a)	14,892	39,762
Shake Shack, Inc. Class A (a)	1,482	133,380
Six Flags Entertainment Corp.	2,900	96,106
Soho House & Co., Inc. Class A (a)(b)	1,492	7,923
Sweetgreen, Inc. Class A (a)	3,590	108,203
Target Hospitality Corp. (a)	1,180	10,278
Texas Roadhouse, Inc.	2,642	453,658
The Cheesecake Factory, Inc. (b)	1,829	71,861
Travel+Leisure Co.	2,853	128,328
United Parks & Resorts, Inc. (a)(b)	1,402	76,143
Vail Resorts, Inc.	1,502	270,555
Wendy's Co.	6,560	111,258
Wingstop, Inc.	1,163	491,554
Wyndham Hotels & Resorts, Inc.	3,280	242,720
Wynn Resorts Ltd.	3,769	337,326
Xponential Fitness, Inc. (a)	1,023	15,959
		6,567,934
Household Durables - 1.8%
Beazer Homes U.S.A., Inc. (a)	1,160	31,877
Cavco Industries, Inc. (a)	306	105,928
Century Communities, Inc.	1,111	90,724
Cricut, Inc. (b)	1,963	11,758
Dream Finders Homes, Inc. (a)	896	23,135
Ethan Allen Interiors, Inc.	942	26,272
GoPro, Inc. Class A (a)	4,716	6,697
Green Brick Partners, Inc. (a)	1,000	57,240
Helen of Troy Ltd. (a)	935	86,712
Hovnanian Enterprises, Inc. Class A (a)	190	26,965
Installed Building Products, Inc.	930	191,282
iRobot Corp. (a)(b)	1,159	10,558
KB Home	2,921	204,996
La-Z-Boy, Inc.	1,692	63,078
Landsea Homes Corp. Class A (a)	450	4,136
Legacy Housing Corp. (a)	289	6,630
Leggett & Platt, Inc.	5,236	60,005
LGI Homes, Inc. (a)	806	72,129
Lovesac (a)	542	12,238
M/I Homes, Inc. (a)	1,100	134,354
Meritage Homes Corp.	1,444	233,711
Mohawk Industries, Inc. (a)	2,093	237,744
Newell Brands, Inc.	14,983	96,041
Purple Innovation, Inc. Class A (a)	1,868	1,943
SharkNinja, Inc.	1,914	143,837
Skyline Champion Corp. (a)	2,127	144,104
Sonos, Inc. (a)	4,923	72,663
Taylor Morrison Home Corp. (a)	4,261	236,230
Tempur Sealy International, Inc.	6,821	322,906
Toll Brothers, Inc.	4,136	476,384
TopBuild Corp. (a)	1,252	482,358
TRI Pointe Homes, Inc. (a)	3,840	143,040
Vizio Holding Corp. (a)	3,963	42,800
Whirlpool Corp. (b)	2,177	222,489
Worthington Enterprises, Inc.	1,194	56,512
ZAGG, Inc. rights (a)(c)	548	0
		4,139,476
Leisure Products - 0.6%
Acushnet Holdings Corp. (b)	1,177	74,716
AMMO, Inc. (a)	3,887	6,530
Brunswick Corp.	2,726	198,371
Clarus Corp.	1,285	8,648
Funko, Inc. (a)(b)	1,450	14,152
Hasbro, Inc.	5,154	301,509
JAKKS Pacific, Inc. (a)	287	5,140
Johnson Outdoors, Inc. Class A (b)	254	8,885
Malibu Boats, Inc. Class A (a)	805	28,207
MasterCraft Boat Holdings, Inc. (a)(b)	580	10,950
Mattel, Inc. (a)	13,971	227,168
Peloton Interactive, Inc. Class A (a)(b)	14,095	47,641
Polaris, Inc. (b)	2,103	164,686
Smith & Wesson Brands, Inc.	1,812	25,984
Sturm, Ruger & Co., Inc.	703	29,280
Topgolf Callaway Brands Corp. (a)	5,580	85,374
Vista Outdoor, Inc. (a)	2,278	85,767
YETI Holdings, Inc. (a)	3,427	130,740
		1,453,748
Specialty Retail - 3.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	1,111	10,577
Abercrombie & Fitch Co. Class A (a)	1,996	354,969
Academy Sports & Outdoors, Inc.	2,937	156,395
Advance Auto Parts, Inc.	2,339	148,129
America's Car Mart, Inc. (a)	222	13,367
American Eagle Outfitters, Inc.	7,354	146,786
Arhaus, Inc. Class A, (b)	1,689	28,612
Arko Corp.	2,897	18,164
Asbury Automotive Group, Inc. (a)	815	185,714
AutoNation, Inc. (a)	1,028	163,843
Bath & Body Works, Inc.	8,937	348,990
Beyond, Inc. (a)	1,783	23,322
Boot Barn Holdings, Inc. (a)(b)	1,195	154,071
Build-A-Bear Workshop, Inc. (b)	504	12,736
Caleres, Inc.	1,319	44,318
Camping World Holdings, Inc. (b)	1,665	29,737
CarParts.com, Inc. (a)	1,788	1,788
Carvana Co. Class A (a)	4,060	522,603
Chewy, Inc. (a)	4,712	128,355
Citi Trends, Inc. (a)(b)	333	7,080
Designer Brands, Inc. Class A (b)	1,631	11,140
Destination XL Group, Inc. (a)	2,336	8,503
Dick's Sporting Goods, Inc.	2,303	494,800
EVgo, Inc. Class A (a)(b)	3,678	9,011
Five Below, Inc. (a)	2,184	237,990
Floor & Decor Holdings, Inc. Class A (a)(b)	4,217	419,212
Foot Locker, Inc.	3,214	80,093
GameStop Corp. Class A (a)(b)	10,578	261,171
Gap, Inc.	8,519	203,519
Genesco, Inc. (a)	395	10,215
Group 1 Automotive, Inc.	525	156,072
GrowGeneration Corp. (a)(b)	2,065	4,440
Guess?, Inc. (b)	1,080	22,032
Haverty Furniture Companies, Inc.	508	12,847
Hibbett, Inc.	462	40,291
J. Jill, Inc.	198	6,924
Leslie's, Inc. (a)(b)	7,239	30,331
Lithia Motors, Inc. Class A (sub. vtg.)	1,090	275,171
MarineMax, Inc. (a)	792	25,637
Monro, Inc.	1,178	28,107
Murphy U.S.A., Inc.	751	352,564
National Vision Holdings, Inc. (a)	3,086	40,396
OneWater Marine, Inc. Class A (a)(b)	394	10,863
Penske Automotive Group, Inc.	769	114,596
Petco Health & Wellness Co., Inc. Class A (a)	3,353	12,674
PetMed Express, Inc. (b)	716	2,900
Revolve Group, Inc. (a)(b)	1,607	25,567
RH (a)	606	148,131
RumbleON, Inc. Class B (a)	715	2,932
Sally Beauty Holdings, Inc. (a)	4,246	45,560
Shoe Carnival, Inc. (b)	739	27,262
Signet Jewelers Ltd.	1,755	157,213
Sleep Number Corp. (a)(b)	799	7,646
Sonic Automotive, Inc. Class A (sub. vtg.)	596	32,464
Sportsman's Warehouse Holdings, Inc. (a)	1,270	3,061
Stitch Fix, Inc. (a)	3,353	13,915
The Aaron's Co., Inc.	1,172	11,697
The Buckle, Inc.	1,174	43,368
The Children's Place, Inc. (a)(b)	485	3,948
The ODP Corp. (a)	1,308	51,365
The RealReal, Inc. (a)(b)	3,591	11,455
thredUP, Inc. (a)	3,515	5,976
Upbound Group, Inc.	1,744	53,541
Urban Outfitters, Inc. (a)	2,221	91,172
Valvoline, Inc. (a)	5,133	221,746
Victoria's Secret & Co. (a)	3,035	53,628
Vroom, Inc. (a)	1	9
Warby Parker, Inc. (a)	2,967	47,650
Wayfair LLC Class A (a)(b)	3,651	192,517
Winmark Corp.	112	39,495
Zumiez, Inc. (a)	618	12,039
		6,674,412
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	4,621	152,863
Carter's, Inc. (b)	1,446	89,609
Columbia Sportswear Co. (b)	1,353	106,995
Crocs, Inc. (a)	2,397	349,818
Figs, Inc. Class A (a)	5,081	27,082
G-III Apparel Group Ltd. (a)	1,592	43,095
Hanesbrands, Inc. (a)	13,723	67,654
Kontoor Brands, Inc. (b)	1,968	130,183
Levi Strauss & Co. Class A	4,104	79,125
Movado Group, Inc.	594	14,767
Oxford Industries, Inc. (b)	579	57,987
PVH Corp.	2,361	249,959
Ralph Lauren Corp. Class A	1,546	270,643
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	5,288	365,507
Steven Madden Ltd.	2,758	116,663
Tapestry, Inc.	9,085	388,747
Under Armour, Inc.:
Class A (sub. vtg.) (a)	5,925	39,520
Class C (non-vtg.) (a)(b)	9,100	59,423
Vera Bradley, Inc. (a)	904	5,659
VF Corp.	13,074	176,499
Wolverine World Wide, Inc.	3,130	42,318
		2,834,116
TOTAL CONSUMER DISCRETIONARY		28,547,114
CONSUMER STAPLES - 4.0%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	370	112,869
Brown-Forman Corp. Class B (non-vtg.) (b)	7,152	308,895
Celsius Holdings, Inc. (a)	5,866	334,890
Coca-Cola Consolidated, Inc.	185	200,725
Duckhorn Portfolio, Inc. (a)	1,614	11,459
MGP Ingredients, Inc.	618	45,979
Molson Coors Beverage Co. Class B	7,324	372,279
National Beverage Corp.	920	47,141
The Vita Coco Co., Inc. (a)	1,249	34,785
		1,469,022
Consumer Staples Distribution & Retail - 1.3%
Albertsons Companies, Inc.	15,970	315,408
Andersons, Inc.	1,245	61,752
BJ's Wholesale Club Holdings, Inc. (a)	5,277	463,532
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	341	0
warrants 11/4/28 (a)(c)	341	0
warrants 11/4/28 (a)(c)	341	0
Casey's General Stores, Inc.	1,469	560,512
Chefs' Warehouse Holdings (a)	1,386	54,206
Grocery Outlet Holding Corp. (a)	3,901	86,290
Ingles Markets, Inc. Class A	567	38,902
Performance Food Group Co. (a)	6,163	407,436
PriceSmart, Inc.	983	79,820
SpartanNash Co.	1,358	25,476
Sprouts Farmers Market LLC (a)	4,018	336,146
U.S. Foods Holding Corp. (a)	8,950	474,171
United Natural Foods, Inc. (a)	2,341	30,667
Weis Markets, Inc.	646	40,549
		2,974,867
Food Products - 1.3%
B&G Foods, Inc. (b)	3,126	25,258
Beyond Meat, Inc. (a)(b)	2,700	18,117
BRC, Inc. Class A (a)(b)	1,838	11,267
Cal-Maine Foods, Inc.	1,599	97,715
Calavo Growers, Inc.	739	16,775
Campbell Soup Co.	7,774	351,307
Darling Ingredients, Inc. (a)	6,311	231,929
Flowers Foods, Inc.	7,577	168,209
Fresh Del Monte Produce, Inc.	1,335	29,170
Freshpet, Inc. (a)	1,908	246,876
Hormel Foods Corp.	11,454	349,232
Ingredion, Inc.	2,576	295,467
J&J Snack Foods Corp.	621	100,832
John B. Sanfilippo & Son, Inc.	353	34,301
Lancaster Colony Corp.	804	151,932
Mission Produce, Inc. (a)	1,760	17,389
Pilgrim's Pride Corp. (a)	1,571	60,468
Post Holdings, Inc. (a)	1,990	207,278
Seaboard Corp.	9	28,447
Seneca Foods Corp. Class A (a)	210	12,054
The Hain Celestial Group, Inc. (a)	3,530	24,392
The Simply Good Foods Co. (a)	3,581	129,382
Tootsie Roll Industries, Inc.	719	21,980
TreeHouse Foods, Inc. (a)	1,973	72,291
Utz Brands, Inc. Class A	2,681	44,612
Vital Farms, Inc. (a)	1,103	51,587
Westrock Coffee Holdings (a)(b)	1,126	11,519
Whole Earth Brands, Inc. (a)	1,479	7,188
WK Kellogg Co.	2,638	43,421
		2,860,395
Household Products - 0.2%
Central Garden & Pet Co. (a)	836	32,186
Central Garden & Pet Co. Class A (non-vtg.)	1,608	53,112
Energizer Holdings, Inc.	2,679	79,138
Reynolds Consumer Products, Inc.	2,106	58,926
Spectrum Brands Holdings, Inc.	1,188	102,085
WD-40 Co.	535	117,507
		442,954
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	5,176	295,757
Coty, Inc. Class A (a)	14,865	148,947
Edgewell Personal Care Co.	1,989	79,938
elf Beauty, Inc. (a)	2,196	462,741
Herbalife Ltd. (a)	3,888	40,396
Inter Parfums, Inc.	703	81,569
MediFast, Inc. (b)	432	9,426
Nu Skin Enterprises, Inc. Class A	1,944	20,490
Olaplex Holdings, Inc. (a)	4,488	6,912
The Beauty Health Co. Class A, (a)	3,543	6,803
The Honest Co., Inc. (a)	2,925	8,541
USANA Health Sciences, Inc. (a)	452	20,448
		1,181,968
Tobacco - 0.1%
Turning Point Brands, Inc.	740	23,747
Universal Corp.	964	46,455
Vector Group Ltd.	5,166	54,605
		124,807
TOTAL CONSUMER STAPLES		9,054,013
ENERGY - 5.1%
Energy Equipment & Services - 1.5%
Archrock, Inc.	5,398	109,148
Atlas Energy Solutions, Inc. (b)	2,135	42,551
Bristow Group, Inc. (a)	923	30,948
Cactus, Inc. (b)	2,578	135,964
Championx Corp.	7,562	251,134
Core Laboratories, Inc. (b)	1,848	37,496
Diamond Offshore Drilling, Inc. (a)	4,026	62,363
DMC Global, Inc. (a)	744	10,728
Dril-Quip, Inc. (a)	1,378	25,631
Expro Group Holdings NV (a)	3,391	77,722
Helix Energy Solutions Group, Inc. (a)	5,555	66,327
Helmerich & Payne, Inc. (b)	3,906	141,163
KLX Energy Services Holdings, Inc. (a)(b)	575	2,846
Kodiak Gas Services, Inc.	897	24,452
Liberty Energy, Inc. Class A	6,006	125,465
Nabors Industries Ltd. (a)	357	25,404
Newpark Resources, Inc. (a)	3,024	25,129
Noble Corp. PLC	4,394	196,192
NOV, Inc.	15,572	296,024
Oceaneering International, Inc. (a)	3,953	93,528
Oil States International, Inc. (a)	2,396	10,638
Patterson-UTI Energy, Inc.	12,704	131,613
ProPetro Holding Corp. (a)	3,360	29,131
Ranger Energy Services, Inc. Class A	589	6,196
RPC, Inc.	3,286	20,538
SEACOR Marine Holdings, Inc. (a)	1,004	13,544
Select Water Solutions, Inc. Class A	3,214	34,390
Solaris Oilfield Infrastructure, Inc. Class A	1,245	10,682
TechnipFMC PLC	17,214	450,146
TETRA Technologies, Inc. (a)	4,764	16,483
Tidewater, Inc. (a)	1,924	183,184
Transocean Ltd. (United States) (a)(b)	28,148	150,592
U.S. Silica Holdings, Inc. (a)	3,037	46,922
Valaris Ltd. (a)	2,475	184,388
Weatherford International PLC (a)	2,859	350,085
		3,418,747
Oil, Gas & Consumable Fuels - 3.6%
Aemetis, Inc. (a)(b)	1,427	4,295
Amplify Energy Corp. (a)	1,531	10,380
Antero Midstream GP LP	13,439	198,091
Antero Resources Corp. (a)	11,171	364,510
APA Corp.	14,295	420,845
Ardmore Shipping Corp.	1,639	36,927
Berry Corp.	2,746	17,739
California Resources Corp.	2,548	135,605
Centrus Energy Corp. Class A (a)(b)	509	21,760
Chesapeake Energy Corp.	4,397	361,389
Chord Energy Corp.	1,636	274,324
Civitas Resources, Inc.	3,398	234,462
Clean Energy Fuels Corp. (a)(b)	7,064	18,861
CNX Resources Corp. (a)	6,000	145,800
Comstock Resources, Inc. (b)	3,660	37,991
CONSOL Energy, Inc. (a)	1,044	106,519
Crescent Energy, Inc. Class A	3,270	38,750
CVR Energy, Inc.	1,143	30,598
Delek U.S. Holdings, Inc.	2,329	57,666
Dorian LPG Ltd. (b)	1,336	56,059
DT Midstream, Inc.	3,829	271,974
EQT Corp.	16,269	601,628
Equitrans Midstream Corp.	17,150	222,607
Evolution Petroleum Corp.	1,028	5,418
Excelerate Energy, Inc.	709	13,074
FutureFuel Corp.	884	4,535
Gevo, Inc. (a)(b)	9,709	5,410
Granite Ridge Resources, Inc.	1,001	6,336
Green Plains, Inc. (a)	2,580	40,919
Gulfport Energy Corp. (a)	387	58,437
Hallador Energy Co. (a)	1,002	7,786
HF Sinclair Corp.	6,170	329,108
International Seaways, Inc.	1,477	87,335
Kinetik Holdings, Inc.	1,393	57,726
Kosmos Energy Ltd. (a)	18,103	100,291
Magnolia Oil & Gas Corp. Class A (b)	7,339	185,970
Matador Resources Co.	4,388	261,525
Murphy Oil Corp.	5,734	236,470
New Fortress Energy, Inc. Class A (b)	2,573	56,555
Nextdecade Corp. (a)(b)	3,181	25,257
Northern Oil & Gas, Inc.	3,612	134,258
Overseas Shipholding Group, Inc. Class A	2,210	18,741
Par Pacific Holdings, Inc. (a)	2,183	55,121
PBF Energy, Inc. Class A	4,302	197,978
Peabody Energy Corp.	4,333	95,846
Permian Resource Corp. Class A	18,231	294,431
Range Resources Corp.	9,542	319,943
Rex American Resources Corp. (a)	614	27,992
Riley Exploration Permian, Inc.	138	3,907
Ring Energy, Inc. (a)(b)	1,495	2,527
SandRidge Energy, Inc. (b)	1,323	17,106
Scorpio Tankers, Inc.	1,698	138,030
SilverBow Resources, Inc. (a)	640	24,211
Sitio Royalties Corp.	3,217	75,953
SM Energy Co.	4,584	198,166
Southwestern Energy Co. (a)	43,611	293,502
Talos Energy, Inc. (a)	5,416	65,804
Teekay Corp. (a)	2,487	22,308
Teekay Tankers Ltd.	958	65,920
Tellurian, Inc. (a)(b)	26,735	18,517
Texas Pacific Land Corp. (b)	737	541,157
Uranium Energy Corp. (a)(b)	15,447	92,836
VAALCO Energy, Inc.	4,270	26,773
Vertex Energy, Inc. (a)(b)	3,169	2,994
Vital Energy, Inc. (a)(b)	974	43,655
Vitesse Energy, Inc.	922	21,851
W&T Offshore, Inc. (b)	3,820	8,175
World Kinect Corp.	2,360	60,888
		8,019,522
TOTAL ENERGY		11,438,269
FINANCIALS - 16.0%
Banks - 5.4%
1st Source Corp.	661	35,443
Amalgamated Financial Corp.	731	20,029
Amerant Bancorp, Inc. Class A	1,077	24,448
Ameris Bancorp	2,555	128,644
Arrow Financial Corp.	694	18,079
Associated Banc-Corp.	5,871	124,172
Atlantic Union Bankshares Corp.	3,528	115,895
Axos Financial, Inc. (a)	2,019	115,386
Banc of California, Inc. (b)	5,563	71,095
BancFirst Corp.	569	49,901
Bancorp, Inc., Delaware (a)	2,108	79,598
Bank First National Corp. (b)	335	27,668
Bank of Hawaii Corp. (b)	1,562	89,362
Bank OZK	4,166	170,806
BankUnited, Inc.	2,925	85,615
Banner Corp.	1,350	67,014
Berkshire Hills Bancorp, Inc.	1,689	38,509
BOK Financial Corp.	1,083	99,246
Brookline Bancorp, Inc., Delaware	3,501	29,233
Byline Bancorp, Inc.	1,143	27,135
Cadence Bank	7,230	204,464
Cambridge Bancorp	314	21,666
Camden National Corp.	596	19,668
Capitol Federal Financial, Inc.	4,804	26,374
Cathay General Bancorp	2,866	108,106
Central Pacific Financial Corp.	1,114	23,617
City Holding Co.	581	61,731
Coastal Financial Corp. of Washington (a)	463	21,363
Columbia Banking Systems, Inc.	8,257	164,232
Columbia Financial, Inc. (a)	1,178	17,635
Comerica, Inc.	5,227	266,786
Commerce Bancshares, Inc.	4,681	261,106
Community Bank System, Inc.	2,097	98,999
Community Trust Bancorp, Inc.	602	26,283
ConnectOne Bancorp, Inc.	1,440	27,202
CrossFirst Bankshares, Inc. (a)	1,730	24,255
Cullen/Frost Bankers, Inc.	2,539	258,039
Customers Bancorp, Inc. (a)	1,110	53,258
CVB Financial Corp.	5,200	89,648
Dime Community Bancshares, Inc.	1,385	28,254
Eagle Bancorp, Inc.	1,182	22,340
East West Bancorp, Inc.	5,581	408,697
Eastern Bankshares, Inc.	6,161	86,131
Enterprise Financial Services Corp.	1,475	60,342
Equity Bancshares, Inc.	518	18,234
Esquire Financial Holdings, Inc.	261	12,424
FB Financial Corp.	1,381	53,900
First Bancorp, North Carolina	1,619	51,678
First Bancorp, Puerto Rico	6,644	121,519
First Bancshares, Inc.	1,114	28,942
First Busey Corp.	2,056	49,776
First Commonwealth Financial Corp.	4,014	55,433
First Financial Bancorp, Ohio	3,736	83,014
First Financial Bankshares, Inc.	5,076	149,894
First Financial Corp., Indiana	407	15,010
First Foundation, Inc.	2,066	13,532
First Hawaiian, Inc.	5,032	104,464
First Horizon National Corp.	22,129	348,974
First Interstate Bancsystem, Inc.	3,258	90,475
First Merchants Corp.	2,337	77,799
First Mid-Illinois Bancshares, Inc.	890	29,263
First of Long Island Corp.	893	8,948
Flushing Financial Corp.	1,090	14,334
FNB Corp., Pennsylvania	14,211	194,406
Fulton Financial Corp.	6,431	109,198
German American Bancorp, Inc.	1,181	41,748
Glacier Bancorp, Inc.	4,386	163,686
Great Southern Bancorp, Inc.	350	19,464
Hancock Whitney Corp.	3,409	163,052
Hanmi Financial Corp.	1,246	20,833
HarborOne Bancorp, Inc.	1,517	16,884
Heartland Financial U.S.A., Inc.	1,528	67,920
Heritage Commerce Corp.	2,475	21,533
Heritage Financial Corp., Washington	1,377	24,827
Hilltop Holdings, Inc.	1,811	56,648
Hingham Institution for Savings	68	12,164
Home Bancshares, Inc.	7,411	177,568
HomeStreet, Inc.	698	7,957
Hope Bancorp, Inc.	4,724	50,736
Horizon Bancorp, Inc. Indiana	1,471	18,196
Independent Bank Corp.	1,682	85,311
Independent Bank Corp.	867	23,409
Independent Bank Group, Inc.	1,414	64,365
International Bancshares Corp.	2,104	120,370
Kearny Financial Corp.	2,422	14,895
Lakeland Financial Corp.	1,000	61,520
Live Oak Bancshares, Inc.	1,296	45,438
Mercantile Bank Corp.	591	23,977
Metropolitan Bank Holding Corp. (a)	417	17,552
Midland States Bancorp, Inc.	877	19,864
National Bank Holdings Corp. Class A	1,487	58,067
NBT Bancorp, Inc.	1,848	71,333
New York Community Bancorp, Inc.	28,305	91,142
Nicolet Bankshares, Inc.	506	42,018
Northfield Bancorp, Inc.	1,622	15,377
Northwest Bancshares, Inc.	4,981	57,531
OceanFirst Financial Corp.	2,346	37,278
OFG Bancorp	1,849	69,245
Old National Bancorp, Indiana	12,425	213,586
Old Second Bancorp, Inc.	1,612	23,874
Origin Bancorp, Inc.	1,161	36,827
Pacific Premier Bancorp, Inc.	3,767	86,528
Park National Corp.	563	80,137
Pathward Financial, Inc.	1,026	58,041
Peapack-Gladstone Financial Corp.	589	13,341
Peoples Bancorp, Inc.	1,321	39,630
Pinnacle Financial Partners, Inc.	3,013	241,161
Popular, Inc.	2,856	252,556
Preferred Bank, Los Angeles	501	37,820
Premier Financial Corp.	1,414	28,930
Prosperity Bancshares, Inc.	3,704	226,463
Provident Financial Services, Inc.	2,956	42,419
QCR Holdings, Inc.	666	39,960
Renasant Corp.	2,210	67,493
S&T Bancorp, Inc.	1,508	50,352
Sandy Spring Bancorp, Inc.	1,774	43,215
Seacoast Banking Corp., Florida	3,347	79,123
ServisFirst Bancshares, Inc.	1,932	122,083
Simmons First National Corp. Class A	4,918	86,458
Southside Bancshares, Inc.	1,143	31,558
Southstate Corp.	3,008	229,871
Stellar Bancorp, Inc.	1,851	42,499
Stock Yards Bancorp, Inc.	1,063	52,799
Synovus Financial Corp.	5,794	232,861
Texas Capital Bancshares, Inc. (a)	1,885	115,249
TFS Financial Corp.	1,984	25,038
Tompkins Financial Corp.	494	24,157
TowneBank	2,703	73,711
Trico Bancshares	1,312	51,916
Triumph Bancorp, Inc. (a)	845	69,079
Trustco Bank Corp., New York	768	22,095
Trustmark Corp.	2,393	71,886
UMB Financial Corp.	1,728	144,150
United Bankshares, Inc., West Virginia	5,319	172,548
United Community Bank, Inc.	4,696	119,560
Univest Corp. of Pennsylvania	1,175	26,825
Valley National Bancorp	16,844	117,571
Veritex Holdings, Inc.	2,143	45,196
WaFd, Inc.	2,732	78,081
Washington Trust Bancorp, Inc.	717	19,653
Webster Financial Corp.	6,817	297,153
WesBanco, Inc.	2,336	65,198
Westamerica Bancorp.	1,048	50,859
Western Alliance Bancorp.	4,300	270,126
Wintrust Financial Corp.	2,427	239,205
WSFS Financial Corp.	2,386	112,142
Zions Bancorporation NA	5,869	254,539
		12,136,121
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	1,342	209,661
Artisan Partners Asset Management, Inc. Class A,	2,705	111,635
Assetmark Financial Holdings, Inc. (a)	886	30,611
B. Riley Financial, Inc. (b)	686	12,101
BGC Group, Inc. Class A	15,230	126,409
Blue Owl Capital, Inc. Class A	16,093	285,651
Bridge Investment Group Holdings, Inc.	1,164	8,637
BrightSphere Investment Group, Inc.	1,270	28,156
Carlyle Group LP	8,568	344,005
Cohen & Steers, Inc. (b)	1,007	73,068
Diamond Hill Investment Group, Inc.	110	15,483
Donnelley Financial Solutions, Inc. (a)	969	57,772
Ellington Residential Mortgage REIT	742	5,157
Evercore, Inc. Class A	1,376	286,800
Federated Hermes, Inc.	3,212	105,611
Forge Global Holdings, Inc. Class A (a)	4,573	6,677
Franklin Resources, Inc.	11,892	265,786
GCM Grosvenor, Inc. Class A	1,802	17,588
Hamilton Lane, Inc. Class A	1,450	179,191
Houlihan Lokey	2,063	278,216
Interactive Brokers Group, Inc.	4,233	518,966
Invesco Ltd.	17,793	266,183
Janus Henderson Group PLC	5,249	176,944
Jefferies Financial Group, Inc. (b)	6,722	334,487
Lazard, Inc. Class A	4,461	170,321
MarketAxess Holdings, Inc.	1,499	300,594
Moelis & Co. Class A (b)	2,633	149,712
Morningstar, Inc.	1,030	304,726
Open Lending Corp. (a)	3,886	21,684
Oppenheimer Holdings, Inc. Class A (non-vtg.)	286	13,702
P10, Inc. Class A	1,841	15,612
Perella Weinberg Partners Class A	1,728	28,080
Piper Sandler Cos.	599	137,872
PJT Partners, Inc. Class A (b)	876	94,529
Robinhood Markets, Inc. (a)	20,436	464,102
SEI Investments Co.	3,959	256,108
StepStone Group, Inc. Class A	2,039	93,570
Stifel Financial Corp.	4,042	340,134
StoneX Group, Inc. (a)	1,089	82,013
TPG, Inc.	3,018	125,096
Tradeweb Markets, Inc. Class A	4,578	485,268
Victory Capital Holdings, Inc.	1,412	67,395
Virtu Financial, Inc. Class A	3,542	79,518
Virtus Investment Partners, Inc.	266	60,076
WisdomTree Investments, Inc.	4,411	43,713
		7,078,620
Consumer Finance - 0.9%
Ally Financial, Inc.	10,747	426,333
Bread Financial Holdings, Inc.	1,946	86,714
Credit Acceptance Corp. (a)(b)	247	127,126
Encore Capital Group, Inc. (a)	926	38,642
Enova International, Inc. (a)	1,137	70,778
EZCORP, Inc. (non-vtg.) Class A (a)(b)	2,123	22,228
FirstCash Holdings, Inc.	1,460	153,125
Green Dot Corp. Class A (a)	1,918	18,125
LendingClub Corp. (a)	4,382	37,072
LendingTree, Inc. (a)	410	17,052
MoneyLion, Inc. Class A (a)	214	15,738
Navient Corp.	3,314	48,252
Nelnet, Inc. Class A	697	70,299
NerdWallet, Inc. (a)	1,523	22,236
OneMain Holdings, Inc.	4,742	229,940
PRA Group, Inc. (a)	1,544	30,355
PROG Holdings, Inc.	1,759	61,002
SLM Corp.	8,713	181,143
SoFi Technologies, Inc. (a)(b)	38,604	255,172
Upstart Holdings, Inc. (a)(b)	2,865	67,585
World Acceptance Corp. (a)	140	17,301
		1,996,218
Financial Services - 2.2%
A-Mark Precious Metals, Inc.	674	21,817
Affirm Holdings, Inc. Class A, (a)	9,346	282,343
AvidXchange Holdings, Inc. (a)	6,694	80,730
Cannae Holdings, Inc.	2,284	41,432
Cantaloupe, Inc. (a)	2,391	15,781
Cass Information Systems, Inc.	499	19,995
Corebridge Financial, Inc.	9,473	275,854
Enact Holdings, Inc.	1,169	35,842
Equitable Holdings, Inc.	12,444	508,462
Essent Group Ltd.	4,224	237,347
Euronet Worldwide, Inc. (a)	1,734	179,469
EVERTEC, Inc.	2,583	85,885
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	364	65,818
Flywire Corp. (a)	4,179	68,494
i3 Verticals, Inc. Class A (a)	950	20,976
International Money Express, Inc. (a)	1,388	28,926
Jackson Financial, Inc.	2,804	208,225
Marqeta, Inc. Class A (a)	16,684	91,428
Merchants Bancorp	1,032	41,837
MGIC Investment Corp.	10,803	232,805
Mr. Cooper Group, Inc. (a)	2,554	207,461
NCR Atleos Corp.	2,634	71,171
Newtekone, Inc.	941	11,828
NMI Holdings, Inc. Class A (a)	3,185	108,417
Paymentus Holdings, Inc. Class A (a)	684	12,996
Payoneer Global, Inc. (a)	10,225	56,647
PennyMac Financial Services, Inc.	1,137	107,560
Radian Group, Inc.	6,065	188,622
Remitly Global, Inc. (a)	5,307	64,321
Repay Holdings Corp. (a)	3,024	31,933
Rocket Companies, Inc. (a)(b)	4,975	68,158
Sezzle, Inc.	117	10,322
Shift4 Payments, Inc. (a)(b)	2,249	164,964
The Western Union Co.	13,880	169,614
Toast, Inc. (a)(b)	14,805	381,525
UWM Holdings Corp. Class A	3,719	25,773
Voya Financial, Inc.	4,082	290,434
Walker & Dunlop, Inc.	1,319	129,526
WEX, Inc. (a)	1,693	299,898
		4,944,636
Insurance - 3.4%
AMBAC Financial Group, Inc. (a)	1,778	22,794
American Coastal Insurance Cor (a)	811	8,556
American Financial Group, Inc.	2,582	317,638
Amerisafe, Inc.	757	33,225
Assurant, Inc.	2,055	341,644
Assured Guaranty Ltd.	2,154	166,181
Axis Capital Holdings Ltd.	3,072	217,037
Brighthouse Financial, Inc. (a)	2,532	109,737
CNO Financial Group, Inc.	4,325	119,889
eHealth, Inc. (a)	1,143	5,178
Employers Holdings, Inc.	1,007	42,928
Enstar Group Ltd. (a)	526	160,798
Erie Indemnity Co. Class A	987	357,689
First American Financial Corp.	4,083	220,278
Genworth Financial, Inc. Class A (a)	17,740	107,150
Globe Life, Inc.	3,389	278,847
Goosehead Insurance (a)(b)	959	55,085
Hanover Insurance Group, Inc.	1,413	177,247
HCI Group, Inc.	274	25,255
Hippo Holdings, Inc. (a)(b)	642	11,036
Horace Mann Educators Corp.	1,606	52,388
James River Group Holdings Ltd.	1,381	10,675
Kemper Corp.	2,388	141,680
Kinsale Capital Group, Inc.	871	335,579
Lemonade, Inc. (a)(b)	2,453	40,475
Lincoln National Corp.	6,716	208,868
Loews Corp.	7,213	539,100
MBIA, Inc. (b)	1,722	9,454
Mercury General Corp.	1,042	55,372
National Western Life Group, Inc. Class A	87	43,234
Old Republic International Corp.	10,322	318,950
Oscar Health, Inc. Class A (a)	5,689	90,000
Palomar Holdings, Inc. (a)	973	78,959
Primerica, Inc.	1,387	328,136
ProAssurance Corp. (a)	1,944	23,756
Reinsurance Group of America, Inc.	2,606	534,934
RenaissanceRe Holdings Ltd.	2,084	465,795
RLI Corp.	1,588	223,416
Root, Inc. (a)(b)	320	16,515
Ryan Specialty Group Holdings, Inc. (b)	4,024	233,030
Safety Insurance Group, Inc.	581	43,592
Selective Insurance Group, Inc.	2,397	224,911
Siriuspoint Ltd. (a)	3,565	43,493
Skyward Specialty Insurance Group, Inc. (a)	1,296	46,889
Stewart Information Services Corp.	1,074	66,674
The Baldwin Insurance Group, Inc. Class A, (a)	2,529	89,704
Tiptree, Inc.	861	14,198
Trupanion, Inc. (a)(b)	1,407	41,366
United Fire Group, Inc.	887	19,062
Universal Insurance Holdings, Inc.	1,008	18,910
Unum Group	7,191	367,532
White Mountains Insurance Group Ltd.	100	181,745
		7,686,584
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp. (b)	27,545	262,779
Annaly Capital Management, Inc.	19,826	377,884
Apollo Commercial Real Estate Finance, Inc.	5,360	52,474
Arbor Realty Trust, Inc. (b)	7,427	106,577
Ares Commercial Real Estate Corp.	2,118	14,085
Armour Residential REIT, Inc.	1,941	37,617
Blackstone Mortgage Trust, Inc. (b)	6,826	118,909
BrightSpire Capital, Inc.	5,175	29,498
Chimera Investment Corp.	2,990	38,272
Claros Mortgage Trust, Inc. (b)	4,795	38,456
Dynex Capital, Inc.	2,316	27,653
Ellington Financial LLC (b)	3,292	39,767
Franklin BSP Realty Trust, Inc.	3,292	41,479
Granite Point Mortgage Trust, Inc.	2,217	6,584
HA Sustainable Infrastructure Capital, Inc. (b)	4,391	129,974
Invesco Mortgage Capital, Inc.	1,882	17,634
KKR Real Estate Finance Trust, Inc.	2,347	21,240
Ladder Capital Corp. Class A	4,474	50,511
MFA Financial, Inc.	4,221	44,911
New York Mortgage Trust, Inc.	3,614	21,106
Orchid Island Capital, Inc. (b)	1,997	16,655
PennyMac Mortgage Investment Trust	3,414	46,943
Ready Capital Corp. (b)	6,332	51,796
Redwood Trust, Inc.	5,382	34,929
Rithm Capital Corp.	19,277	210,312
Starwood Property Trust, Inc. (b)	11,848	224,401
TPG RE Finance Trust, Inc.	2,561	22,127
Two Harbors Investment Corp.	4,171	55,099
		2,139,672
TOTAL FINANCIALS		35,981,851
HEALTH CARE - 12.2%
Biotechnology - 5.2%
2seventy bio, Inc. (a)(b)	2,070	7,970
4D Molecular Therapeutics, Inc. (a)	1,486	31,191
89Bio, Inc. (a)	3,146	25,199
Absci Corp. (a)	2,538	7,817
ACADIA Pharmaceuticals, Inc. (a)	4,695	76,294
Acelyrin, Inc. (a)	1,193	5,261
Actinium Pharmaceuticals, Inc. (a)(b)	981	7,259
Acumen Pharmaceuticals, Inc. (a)(b)	1,078	2,609
Adicet Bio, Inc. (a)	2,272	2,749
ADMA Biologics, Inc. (a)	8,250	92,235
Adverum Biotechnologies, Inc. (a)	724	4,967
Aerovate Therapeutics, Inc. (a)(b)	584	969
Agenus, Inc. (a)(b)	733	12,278
Agios Pharmaceuticals, Inc. (a)	2,195	94,648
Akebia Therapeutics, Inc. (a)	6,808	6,944
Akero Therapeutics, Inc. (a)	2,679	62,849
Aldeyra Therapeutics, Inc. (a)	2,089	6,915
Alector, Inc. (a)	2,835	12,871
Alkermes PLC (a)	6,584	158,674
Allakos, Inc. (a)	2,221	2,221
Allogene Therapeutics, Inc. (a)(b)	4,348	10,131
Altimmune, Inc. (a)(b)	2,159	14,357
ALX Oncology Holdings, Inc. (a)(b)	1,084	6,537
Amicus Therapeutics, Inc. (a)	10,253	101,710
AnaptysBio, Inc. (a)	799	20,023
Anavex Life Sciences Corp. (a)(b)	3,317	13,998
Anika Therapeutics, Inc. (a)	558	14,134
Annexon, Inc. (a)	2,456	12,034
Apellis Pharmaceuticals, Inc. (a)	4,025	154,399
Apogee Therapeutics, Inc.	1,041	40,963
Arbutus Biopharma Corp. (a)	4,979	15,385
Arcellx, Inc. (a)	1,376	75,941
Arcturus Therapeutics Holdings, Inc. (a)	958	23,327
Arcus Biosciences, Inc. (a)	2,124	32,349
Arcutis Biotherapeutics, Inc. (a)(b)	4,021	37,395
Ardelyx, Inc. (a)	9,093	67,379
Arrowhead Pharmaceuticals, Inc. (a)	4,878	126,779
Ars Pharmaceuticals, Inc. (a)(b)	2,107	17,931
Astria Therapeutics, Inc. (a)	1,672	15,215
Atara Biotherapeutics, Inc. (a)	136	1,156
Aura Biosciences, Inc. (a)	1,462	11,053
Avid Bioservices, Inc. (a)(b)	2,653	18,942
Avidity Biosciences, Inc. (a)	2,670	109,070
Avita Medical, Inc. (a)(b)	1,032	8,173
Beam Therapeutics, Inc. (a)	2,669	62,535
BioCryst Pharmaceuticals, Inc. (a)	8,054	49,774
Biohaven Ltd. (a)	2,617	90,836
Biomea Fusion, Inc. (a)(b)	908	4,086
bluebird bio, Inc. (a)(b)	7,747	7,625
Blueprint Medicines Corp. (a)	2,401	258,780
BridgeBio Pharma, Inc. (a)	5,075	128,550
C4 Therapeutics, Inc. (a)(b)	1,804	8,334
Cabaletta Bio, Inc. (a)	1,513	11,317
CareDx, Inc. (a)	2,217	34,430
Cargo Therapeutics, Inc. (b)	797	13,087
Caribou Biosciences, Inc. (a)	3,124	5,123
Carisma Therapeutics, Inc. rights (a)(c)	6,389	0
Cartesian Therapeutics, Inc. rights (a)(c)	3,666	513
Catalyst Pharmaceutical Partners, Inc. (a)	4,484	69,457
Cel-Sci Corp. (a)(b)	2,180	2,529
Celcuity, Inc. (a)	564	9,238
Celldex Therapeutics, Inc. (a)	2,480	91,785
Cerevel Therapeutics Holdings (a)	3,495	142,911
Cogent Biosciences, Inc. (a)	3,120	26,302
Coherus BioSciences, Inc. (a)(b)	3,733	6,458
Crinetics Pharmaceuticals, Inc. (a)	2,282	102,211
CRISPR Therapeutics AG (a)(b)	3,139	169,537
Cullinan Oncology, Inc. (a)	1,277	22,271
Cytokinetics, Inc. (a)	3,873	209,839
Day One Biopharmaceuticals, Inc. (a)	2,233	30,771
Denali Therapeutics, Inc. (a)	4,876	113,221
Disc Medicine, Inc. (a)	507	22,850
Dynavax Technologies Corp. (a)	5,069	56,925
Dyne Therapeutics, Inc. (a)	2,310	81,520
Editas Medicine, Inc. (a)(b)	3,244	15,149
Emergent BioSolutions, Inc. (a)(b)	1,741	11,874
Enanta Pharmaceuticals, Inc. (a)	788	10,220
Erasca, Inc. (a)	2,835	6,691
Exelixis, Inc. (a)	11,958	268,696
Fate Therapeutics, Inc. (a)	3,267	10,716
FibroGen, Inc. (a)(b)	3,181	2,838
G1 Therapeutics, Inc. (a)(b)	1,973	4,498
Genelux Corp. (a)(b)	802	1,564
Geron Corp. (a)(b)	18,976	80,458
Gossamer Bio, Inc. (a)	8,119	7,314
Gritstone Bio, Inc. (a)(b)	3,402	2,102
Halozyme Therapeutics, Inc. (a)	5,207	272,639
Heron Therapeutics, Inc. (a)(b)	6,239	21,837
HilleVax, Inc. (a)	987	14,272
Humacyte, Inc. Class A (a)(b)	2,498	11,990
Ideaya Biosciences, Inc. (a)	2,899	101,784
IGM Biosciences, Inc. (a)(b)	525	3,607
ImmunityBio, Inc. (a)(b)	6,266	39,601
Immunovant, Inc. (a)	2,211	58,370
Incyte Corp. (a)	7,339	444,890
Inovio Pharmaceuticals, Inc. (a)(b)	947	7,652
Inozyme Pharma, Inc. (a)	1,814	8,090
Insmed, Inc. (a)	5,635	377,545
Intellia Therapeutics, Inc. (a)	3,519	78,755
Invivyd, Inc. (a)	2,220	2,442
Ionis Pharmaceuticals, Inc. (a)	5,650	269,279
Iovance Biotherapeutics, Inc. (a)	9,548	76,575
Ironwood Pharmaceuticals, Inc. Class A (a)	5,397	35,188
iTeos Therapeutics, Inc. (a)	1,035	15,359
Janux Therapeutics, Inc. (a)	933	39,083
Kalvista Pharmaceuticals, Inc. (a)(b)	990	11,662
Karyopharm Therapeutics, Inc. (a)	3,889	3,374
Keros Therapeutics, Inc. (a)	1,050	47,985
Kiniksa Pharmaceuticals Intern (a)(b)	1,254	23,412
Kodiak Sciences, Inc. (a)	1,074	2,524
Krystal Biotech, Inc. (a)	969	177,947
Kura Oncology, Inc. (a)	3,059	62,985
Kymera Therapeutics, Inc. (a)	1,700	50,745
Larimar Therapeutics, Inc. (a)	2,231	16,175
Lexeo Therapeutics, Inc.	398	6,384
Lexicon Pharmaceuticals, Inc. (a)	4,898	8,229
Lyell Immunopharma, Inc. (a)	6,154	8,923
Macrogenics, Inc. (a)	2,438	10,362
Madrigal Pharmaceuticals, Inc. (a)(b)	616	172,579
MannKind Corp. (a)(b)	10,595	55,306
Mersana Therapeutics, Inc. (a)	4,062	8,165
MiMedx Group, Inc. (a)	4,638	32,141
Mineralys Therapeutics, Inc. (a)(b)	564	6,599
Mirum Pharmaceuticals, Inc. (a)(b)	1,466	50,123
Morphic Holding, Inc. (a)	1,604	54,648
Mural Oncology PLC	584	1,834
Myriad Genetics, Inc. (a)	3,476	85,023
Natera, Inc. (a)	4,464	483,407
Neurocrine Biosciences, Inc. (a)	3,929	540,905
Novavax, Inc. (a)	4,957	62,756
Nurix Therapeutics, Inc. (a)	1,796	37,483
Nuvalent, Inc. Class A (a)	1,286	97,556
Ocugen, Inc. (a)(b)	10,567	16,379
Olema Pharmaceuticals, Inc. (a)	2,050	22,181
Omniab, Inc. (a)(c)	200	572
Omniab, Inc. (a)(c)	200	524
Organogenesis Holdings, Inc. Class A (a)	3,166	8,865
ORIC Pharmaceuticals, Inc. (a)(b)	1,716	12,132
PDL BioPharma, Inc. (a)(c)	2,200	358
PDS Biotechnology Corp. (a)(b)	1,390	4,073
Poseida Therapeutics, Inc. (a)	2,893	8,448
Praxis Precision Medicines, Inc. (a)	639	26,429
Precigen, Inc. (a)	4,493	7,099
Prime Medicine, Inc. (a)(b)	1,497	7,695
Protagonist Therapeutics, Inc. (a)	2,264	78,448
Prothena Corp. PLC (a)	1,543	31,848
PTC Therapeutics, Inc. (a)	2,959	90,486
Puma Biotechnology, Inc. (a)	1,775	5,787
RAPT Therapeutics, Inc. (a)	1,175	3,584
Recursion Pharmaceuticals, Inc. Class A (a)(b)	6,225	46,688
REGENXBIO, Inc. (a)	1,625	19,013
Relay Therapeutics, Inc. (a)	3,629	23,661
Repligen Corp. (a)	2,053	258,801
Replimune Group, Inc. (a)	2,110	18,990
Revolution Medicines, Inc. (a)	5,105	198,125
Rhythm Pharmaceuticals, Inc. (a)(b)	1,970	80,888
Rigel Pharmaceuticals, Inc. (a)	758	6,231
Rocket Pharmaceuticals, Inc. (a)	2,682	57,743
Roivant Sciences Ltd. (a)	13,303	140,613
Sage Therapeutics, Inc. (a)	2,050	22,263
Sana Biotechnology, Inc. (a)(b)	4,214	23,008
Sangamo Therapeutics, Inc. (a)	5,114	1,832
Sarepta Therapeutics, Inc. (a)	3,696	583,968
Savara, Inc. (a)	3,854	15,532
Scholar Rock Holding Corp. (a)	1,908	15,894
SpringWorks Therapeutics, Inc. (a)	2,512	94,627
Stoke Therapeutics, Inc. (a)	1,110	14,996
Summit Therapeutics, Inc. (a)(b)	5,056	39,437
Sutro Biopharma, Inc. (a)	2,177	6,379
Syndax Pharmaceuticals, Inc. (a)	3,235	66,415
Tango Therapeutics, Inc. (a)	1,870	16,045
Tenaya Therapeutics, Inc. (a)	1,950	6,045
TG Therapeutics, Inc. (a)	5,336	94,927
Travere Therapeutics, Inc. (a)	2,764	22,720
Twist Bioscience Corp. (a)	2,326	114,625
Tyra Biosciences, Inc. (a)	841	13,448
Ultragenyx Pharmaceutical, Inc. (a)	3,236	133,000
uniQure B.V. (a)(b)	1,694	7,589
United Therapeutics Corp. (a)	1,856	591,229
Vanda Pharmaceuticals, Inc. (a)	2,471	13,961
Vaxcyte, Inc. (a)	3,846	290,411
Vera Therapeutics, Inc. (a)	1,747	63,206
Veracyte, Inc. (a)	3,047	66,028
Vericel Corp. (a)	1,870	85,796
Verve Therapeutics, Inc. (a)(b)	2,368	11,556
Viking Therapeutics, Inc. (a)	4,229	224,179
Vir Biotechnology, Inc. (a)	3,494	31,097
Viridian Therapeutics, Inc. (a)	2,232	29,038
Voyager Therapeutics, Inc. (a)	1,964	15,535
X4 Pharmaceuticals, Inc. (a)	6,250	3,625
Xencor, Inc. (a)	2,411	45,640
Y-mAbs Therapeutics, Inc. (a)	1,139	13,759
Zentalis Pharmaceuticals, Inc. (a)	2,268	9,276
		11,786,173
Health Care Equipment & Supplies - 2.4%
Alphatec Holdings, Inc. (a)	3,788	39,585
Angiodynamics, Inc. (a)	1,589	9,613
Artivion, Inc. (a)	1,543	39,578
Atricure, Inc. (a)	1,864	42,443
Atrion Corp.	51	23,074
Avanos Medical, Inc. (a)	1,842	36,693
AxoGen, Inc. (a)	1,659	12,011
Axonics, Inc. (a)	2,005	134,796
Butterfly Network, Inc. Class A (a)(b)	5,268	4,429
Cerus Corp. (a)	6,828	12,017
CONMED Corp.	1,205	83,531
CVRx, Inc. (a)(b)	438	5,252
Dentsply Sirona, Inc.	8,404	209,344
Embecta Corp.	2,246	28,075
Enovis Corp. (a)	1,951	88,185
Envista Holdings Corp. (a)	6,771	112,602
Glaukos Corp. (a)	1,931	228,534
Globus Medical, Inc. (a)	4,570	312,999
Haemonetics Corp. (a)	2,006	165,956
ICU Medical, Inc. (a)	796	94,525
Inari Medical, Inc. (a)	2,007	96,637
Inogen, Inc. (a)	1,046	8,504
Inspire Medical Systems, Inc. (a)	1,170	156,581
Integer Holdings Corp. (a)	1,317	152,495
Integra LifeSciences Holdings Corp. (a)	2,731	79,581
IRadimed Corp.	302	13,270
iRhythm Technologies, Inc. (a)	1,210	130,244
Lantheus Holdings, Inc. (a)	2,710	217,586
LeMaitre Vascular, Inc.	777	63,932
LivaNova PLC (a)	2,120	116,218
Masimo Corp. (a)	1,756	221,151
Merit Medical Systems, Inc. (a)	2,283	196,224
Neogen Corp. (a)(b)	7,730	120,820
Nevro Corp. (a)	1,436	12,091
Novocure Ltd. (a)	3,822	65,471
Omnicell, Inc. (a)	1,787	48,374
OraSure Technologies, Inc. (a)	2,984	12,712
Orthofix Medical, Inc. (a)	1,510	20,023
OrthoPediatrics Corp. (a)	652	18,752
Outset Medical, Inc. (a)(b)	1,928	7,423
Paragon 28, Inc. (a)(b)	1,396	9,549
Penumbra, Inc. (a)	1,527	274,814
PROCEPT BioRobotics Corp. (a)	1,722	105,197
Pulmonx Corp. (a)	1,447	9,174
QuidelOrtho Corp. (a)	1,940	64,447
RxSight, Inc. (a)	883	53,130
Semler Scientific, Inc. (a)(b)	205	7,052
Senseonics Holdings, Inc. (a)(b)	19,924	7,950
SI-BONE, Inc. (a)	1,494	19,317
Sight Sciences, Inc. (a)	1,407	9,385
Silk Road Medical, Inc. (a)	1,604	43,372
Solventum Corp.	5,469	289,201
Staar Surgical Co. (a)	1,919	91,364
SurModics, Inc. (a)	603	25,350
Tactile Systems Technology, Inc. (a)	914	10,913
Tandem Diabetes Care, Inc. (a)	2,551	102,780
Teleflex, Inc.	1,859	391,003
TransMedics Group, Inc. (a)	1,283	193,245
Treace Medical Concepts, Inc. (a)	1,736	11,544
UFP Technologies, Inc. (a)	275	72,564
Utah Medical Products, Inc.	139	9,287
Varex Imaging Corp. (a)(b)	1,592	23,450
Zimvie, Inc. (a)	1,086	19,820
Zynex, Inc. (a)(b)	847	7,894
		5,293,133
Health Care Providers & Services - 2.4%
23andMe Holding Co. Class A (a)(b)	12,680	4,960
Acadia Healthcare Co., Inc. (a)	3,645	246,183
Accolade, Inc. (a)	2,730	9,773
AdaptHealth Corp. (a)	3,231	32,310
Addus HomeCare Corp. (a)	638	74,078
agilon health, Inc. (a)(b)	11,821	77,309
Alignment Healthcare, Inc. (a)	3,879	30,334
Amedisys, Inc. (a)	1,271	116,678
AMN Healthcare Services, Inc. (a)	1,482	75,923
Astrana Health, Inc. (a)	1,690	68,546
Brookdale Senior Living, Inc. (a)	7,365	50,303
Castle Biosciences, Inc. (a)	1,081	23,533
Chemed Corp.	596	323,378
Clover Health Investments Corp. (a)(b)	12,900	15,867
Community Health Systems, Inc. (a)	4,768	16,020
Corvel Corp. (a)	356	90,520
Cross Country Healthcare, Inc. (a)	1,313	18,172
DaVita, Inc. (a)	2,131	295,293
DocGo, Inc. Class A (a)(b)	3,246	10,030
Encompass Health Corp.	3,964	340,072
Enhabit Home Health & Hospice (a)	2,075	18,509
Fulgent Genetics, Inc. (a)	833	16,343
Guardant Health, Inc. (a)	4,862	140,415
HealthEquity, Inc. (a)(b)	3,392	292,390
Henry Schein, Inc. (a)	5,140	329,474
Hims & Hers Health, Inc. (a)	5,751	116,113
LifeStance Health Group, Inc. (a)	3,685	18,093
Modivcare, Inc. (a)	502	13,172
National Healthcare Corp. (b)	529	57,344
National Research Corp. Class A	575	13,196
NeoGenomics, Inc. (a)	4,994	69,267
Opko Health, Inc. (a)(b)	18,001	22,501
Option Care Health, Inc. (a)	7,007	194,094
Owens & Minor, Inc. (a)	3,003	40,541
Patterson Companies, Inc.	3,257	78,559
Pediatrix Medical Group, Inc. (a)	3,288	24,824
Pennant Group, Inc. (a)	1,240	28,756
PetIQ, Inc. Class A (a)	1,052	23,207
Premier, Inc. Class A	4,794	89,504
Privia Health Group, Inc. (a)	4,033	70,094
Progyny, Inc. (a)	3,282	93,898
R1 RCM, Inc. (a)	7,725	97,026
RadNet, Inc. (a)	2,567	151,248
Select Medical Holdings Corp.	4,133	144,903
Surgery Partners, Inc. (a)	2,881	68,539
Talkspace, Inc. Class A (a)	5,423	12,473
Tenet Healthcare Corp. (a)	4,019	534,648
The Ensign Group, Inc.	2,223	274,963
U.S. Physical Therapy, Inc.	587	54,251
Universal Health Services, Inc. Class B	2,415	446,606
		5,454,233
Health Care Technology - 0.3%
American Well Corp. (a)	10,200	3,313
Augmedix, Inc. (a)(b)	1,655	1,456
Certara, Inc. (a)	4,200	58,170
Definitive Healthcare Corp. (a)	1,905	10,401
Doximity, Inc. (a)	4,820	134,815
Evolent Health, Inc. Class A (a)	4,543	86,862
GoodRx Holdings, Inc. (a)(b)	3,243	25,295
Health Catalyst, Inc. (a)	2,353	15,036
HealthStream, Inc.	957	26,700
MultiPlan Corp. Class A (a)(b)	10,519	4,086
OptimizeRx Corp. (a)	714	7,140
Phreesia, Inc. (a)	2,051	43,481
Schrodinger, Inc. (a)	2,142	41,426
Simulations Plus, Inc.	637	30,971
Teladoc Health, Inc. (a)	6,495	63,521
TruBridge, Inc. (a)	480	4,800
		557,473
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	4,108	79,901
Adaptive Biotechnologies Corp. (a)(b)	4,563	16,518
Azenta, Inc. (a)	2,201	115,817
Bio-Rad Laboratories, Inc. Class A (a)	826	225,589
BioLife Solutions, Inc. (a)	1,402	30,045
Bruker Corp.	3,666	233,927
Codexis, Inc. (a)	3,092	9,585
CryoPort, Inc. (a)	1,940	13,405
Cytek Biosciences, Inc. (a)	3,906	21,795
Fortrea Holdings, Inc.	3,502	81,737
Inotiv, Inc. (a)(b)	816	1,355
Lifecore Biomedical (a)(b)	1,147	5,884
Maravai LifeSciences Holdings, Inc. Class A (a)	4,354	31,175
MaxCyte, Inc. (a)	3,961	15,527
Medpace Holdings, Inc. (a)	922	379,726
Mesa Laboratories, Inc.	211	18,308
OmniAb, Inc. (a)	3,829	14,359
Pacific Biosciences of California, Inc. (a)(b)	9,772	13,388
Quanterix Corp. (a)	1,383	18,269
Sotera Health Co. (a)	4,992	59,255
Standard BioTools, Inc. (a)	10,203	18,059
		1,403,624
Pharmaceuticals - 1.3%
Amneal Intermediate, Inc. Class A, (a)	4,689	29,775
Amphastar Pharmaceuticals, Inc. (a)	1,465	58,600
Amylyx Pharmaceuticals, Inc. (a)	1,553	2,951
ANI Pharmaceuticals, Inc. (a)	594	37,826
Arvinas Holding Co. LLC (a)	2,669	71,049
Assertio Holdings, Inc. (a)	3,145	3,900
Atea Pharmaceuticals, Inc. (a)	2,986	9,884
Axsome Therapeutics, Inc. (a)(b)	1,525	122,763
Cassava Sciences, Inc. (a)(b)	1,557	19,229
Catalent, Inc. (a)	7,148	401,932
Collegium Pharmaceutical, Inc. (a)	1,274	41,023
Corcept Therapeutics, Inc. (a)	3,547	115,242
CorMedix, Inc. (a)(b)	2,187	9,470
Edgewise Therapeutics, Inc. (a)	2,566	46,214
Elanco Animal Health, Inc. (a)	19,484	281,154
Enliven Therapeutics, Inc. (a)	761	17,785
Esperion Therapeutics, Inc. (a)(b)	6,216	13,800
Evolus, Inc. (a)	1,780	19,313
Eyepoint Pharmaceuticals, Inc. (a)(b)	1,489	12,954
Fulcrum Therapeutics, Inc. (a)	1,986	12,313
Harmony Biosciences Holdings, Inc. (a)	1,291	38,949
Harrow, Inc. (a)(b)	1,356	28,327
Innoviva, Inc. (a)(b)	2,213	36,293
Intra-Cellular Therapies, Inc. (a)	3,539	242,386
Jazz Pharmaceuticals PLC (a)	2,487	265,438
Ligand Pharmaceuticals, Inc. (a)	640	53,926
Liquidia Corp. (a)(b)	2,039	24,468
Longboard Pharmaceuticals, Inc. (a)	1,057	28,571
Marinus Pharmaceuticals, Inc. (a)	2,104	2,462
Mind Medicine (MindMed), Inc. (a)(b)	1,351	9,741
Nuvation Bio, Inc. Class A (a)	6,135	17,914
Ocular Therapeutix, Inc. (a)(b)	4,422	30,246
Omeros Corp. (a)(b)	2,515	10,211
Organon & Co.	10,098	209,029
Pacira Biosciences, Inc. (a)	1,827	52,270
Perrigo Co. PLC	5,352	137,439
Phathom Pharmaceuticals, Inc. (a)(b)	1,329	13,689
Phibro Animal Health Corp. Class A	813	13,634
Pliant Therapeutics, Inc. (a)	2,051	22,048
Prestige Consumer Healthcare, Inc. (a)	1,955	134,602
Revance Therapeutics, Inc. (a)(b)	3,575	9,188
Scilex Holding Co. (a)(b)(h)	1,785	3,101
Scilex Holding Co. (a)(b)	3,551	6,853
scPharmaceuticals, Inc. (a)(b)	919	3,998
SIGA Technologies, Inc.	1,600	12,144
Supernus Pharmaceuticals, Inc. (a)	2,147	57,432
Tarsus Pharmaceuticals, Inc. (a)(b)	1,057	28,729
Terns Pharmaceuticals, Inc. (a)	1,419	9,663
Theravance Biopharma, Inc. (a)	1,426	12,092
Ventyx Biosciences, Inc. (a)(b)	1,684	3,890
Verrica Pharmaceuticals, Inc. (a)	803	5,854
WAVE Life Sciences (a)	3,399	16,961
Xeris Biopharma Holdings, Inc. (a)	5,504	12,384
Xeris Biopharma Holdings, Inc. rights (a)(c)	1,262	0
Zevra Therapeutics, Inc. (a)(b)	1,513	7,414
		2,888,523
TOTAL HEALTH CARE		27,383,159
INDUSTRIALS - 19.6%
Aerospace & Defense - 1.3%
AAR Corp. (a)	1,318	95,819
AeroVironment, Inc. (a)	1,106	201,469
AerSale Corp. (a)	1,071	7,411
Archer Aviation, Inc. Class A (a)(b)	7,314	25,745
Astronics Corp. (a)	1,073	21,492
BWX Technologies, Inc.	3,618	343,710
Cadre Holdings, Inc.	720	24,163
Curtiss-Wright Corp.	1,511	409,451
Ducommun, Inc. (a)	558	32,397
Hexcel Corp.	3,338	208,458
Huntington Ingalls Industries, Inc.	1,568	386,245
Kratos Defense & Security Solutions, Inc. (a)	5,720	114,457
Leonardo DRS, Inc. (a)	2,847	72,627
Mercury Systems, Inc. (a)	2,050	55,330
Moog, Inc. Class A	1,137	190,220
National Presto Industries, Inc.	223	16,754
Rocket Lab U.S.A., Inc. Class A (a)(b)	10,316	49,517
Spirit AeroSystems Holdings, Inc. Class A (a)	4,591	150,906
Terran Orbital Corp. Class A (a)(b)	5,494	4,505
Triumph Group, Inc. (a)	3,016	46,477
V2X, Inc. (a)	479	22,973
Virgin Galactic Holdings, Inc. (a)(b)	722	6,086
Woodward, Inc.	2,383	415,548
		2,901,760
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	2,036	28,239
C.H. Robinson Worldwide, Inc.	4,614	406,586
Forward Air Corp. (b)	1,241	23,629
GXO Logistics, Inc. (a)	4,708	237,754
Hub Group, Inc. Class A	2,457	105,774
		801,982
Building Products - 2.5%
A.O. Smith Corp.	4,861	397,533
AAON, Inc.	2,667	232,669
Advanced Drain Systems, Inc.	2,703	433,534
Allegion PLC	3,475	410,571
American Woodmark Corp. (a)	645	50,697
Apogee Enterprises, Inc.	870	54,666
Armstrong World Industries, Inc.	1,751	198,283
AZZ, Inc.	1,008	77,868
CSW Industrials, Inc.	614	162,900
Fortune Brands Innovations, Inc.	4,990	324,051
Gibraltar Industries, Inc. (a)	1,195	81,917
Griffon Corp.	1,500	95,790
Hayward Holdings, Inc. (a)	4,957	60,971
Insteel Industries, Inc.	771	23,870
Janus International Group, Inc. (a)	3,581	45,228
Jeld-Wen Holding, Inc. (a)	3,343	45,030
Lennox International, Inc.	1,267	677,820
MasterBrand, Inc. (a)	4,975	73,033
Owens Corning	3,516	610,800
Quanex Building Products Corp.	1,303	36,028
Resideo Technologies, Inc. (a)	5,755	112,568
Simpson Manufacturing Co. Ltd.	1,689	284,647
Tecnoglass, Inc. (b)	829	41,599
The AZEK Co., Inc. Class A, (a)	5,775	243,301
Trex Co., Inc. (a)	4,300	318,716
UFP Industries, Inc.	2,447	274,064
Zurn Elkay Water Solutions Cor	5,563	163,552
		5,531,706
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	2,472	125,009
ACCO Brands Corp.	3,821	17,959
ACV Auctions, Inc. Class A (a)	5,349	97,619
Aris Water Solution, Inc. Class A	1,069	16,751
Brady Corp. Class A	1,761	116,261
BrightView Holdings, Inc. (a)	1,469	19,538
Casella Waste Systems, Inc. Class A (a)	2,254	223,642
CECO Environmental Corp. (a)	1,186	34,216
Cimpress PLC (a)	696	60,977
Clean Harbors, Inc. (a)	1,992	450,491
CoreCivic, Inc. (a)	4,448	57,735
Deluxe Corp.	1,750	39,305
Driven Brands Holdings, Inc. (a)	2,410	30,679
Ennis, Inc.	1,040	22,766
Enviri Corp. (a)	3,179	27,435
Healthcare Services Group, Inc. (a)	2,925	30,947
HNI Corp.	1,874	84,367
Interface, Inc.	2,286	33,558
Liquidity Services, Inc. (a)	959	19,161
Matthews International Corp. Class A	1,202	30,110
Millerknoll, Inc.	2,884	76,397
Montrose Environmental Group, Inc. (a)	1,096	48,838
MSA Safety, Inc.	1,462	274,403
OpenLane, Inc. (a)	4,221	70,026
Pitney Bowes, Inc. (b)	6,029	30,627
Rollins, Inc.	11,106	541,862
Steelcase, Inc. Class A	3,661	47,447
Stericycle, Inc. (a)	3,661	212,814
Tetra Tech, Inc.	2,115	432,475
The Brink's Co.	1,782	182,477
The GEO Group, Inc. (a)	4,783	68,684
UniFirst Corp.	595	102,060
Vestis Corp.	5,154	63,033
Viad Corp. (a)	823	27,982
VSE Corp.	534	47,142
		3,764,793
Construction & Engineering - 1.9%
AECOM	5,380	474,193
Ameresco, Inc. Class A (a)(b)	1,273	36,675
API Group Corp. (a)	8,399	316,054
Arcosa, Inc.	1,927	160,731
Argan, Inc.	501	36,653
Bowman Consulting Group Ltd. (a)	438	13,924
Comfort Systems U.S.A., Inc.	1,409	428,505
Construction Partners, Inc. Class A (a)	1,755	96,894
Dycom Industries, Inc. (a)	1,161	195,930
EMCOR Group, Inc.	1,861	679,414
Fluor Corp. (a)	6,740	293,527
Granite Construction, Inc.	1,722	106,712
Great Lakes Dredge & Dock Corp. (a)	2,692	23,636
IES Holdings, Inc. (a)	332	46,258
Limbach Holdings, Inc. (a)	399	22,715
MasTec, Inc. (a)	2,390	255,706
Matrix Service Co. (a)	965	9,582
MDU Resources Group, Inc.	8,042	201,854
MYR Group, Inc. (a)	657	89,161
Primoris Services Corp.	2,093	104,420
Sterling Construction Co., Inc. (a)	1,215	143,783
Tutor Perini Corp. (a)	1,745	38,006
Valmont Industries, Inc.	826	226,696
Willscot Mobile Mini Holdings (a)	7,584	285,462
		4,286,491
Electrical Equipment - 1.4%
Acuity Brands, Inc.	1,208	291,660
Allient, Inc.	592	14,960
American Superconductor Corp. (a)	1,450	33,916
Array Technologies, Inc. (a)	5,579	57,241
Atkore, Inc.	1,455	196,323
Blink Charging Co. (a)(b)	2,779	7,614
Bloom Energy Corp. Class A (a)(b)	8,262	101,127
ChargePoint Holdings, Inc. Class A (a)(b)	14,089	21,274
Encore Wire Corp.	624	180,854
Energy Vault Holdings, Inc. Class A (a)(b)	2,663	2,529
EnerSys	1,596	165,218
Enovix Corp. (a)(b)	5,477	84,674
Eos Energy Enterprises, Inc. (a)(b)	8,006	10,168
Fluence Energy, Inc. (a)(b)	2,260	39,188
FuelCell Energy, Inc. (a)(b)	17,045	10,888
Generac Holdings, Inc. (a)	2,430	321,295
GrafTech International Ltd.	8,283	8,035
LSI Industries, Inc.	1,150	16,641
Net Power, Inc. Class A (a)(b)	1,021	10,036
Nextracker, Inc. Class A (a)	4,863	227,977
NuScale Power Corp. Class A (a)(b)	1,972	23,053
nVent Electric PLC	6,567	503,098
Plug Power, Inc. (a)(b)	21,315	49,664
Powell Industries, Inc. (b)	360	51,624
Preformed Line Products Co.	116	14,447
Regal Rexnord Corp.	2,623	354,682
Sensata Technologies PLC	5,983	223,704
Shoals Technologies Group, Inc. (a)	6,679	41,677
Stem, Inc. (a)(b)	6,093	6,763
SunPower Corp. (a)(b)	3,268	9,673
Sunrun, Inc. (a)(b)	8,532	101,190
Thermon Group Holdings, Inc. (a)	1,328	40,849
TPI Composites, Inc. (a)(b)	2,172	8,666
Vicor Corp. (a)	894	29,645
		3,260,353
Ground Transportation - 1.2%
ArcBest Corp.	933	99,906
Avis Budget Group, Inc.	723	75,568
Covenant Transport Group, Inc. Class A	294	14,491
FTAI Infrastructure LLC	3,996	34,485
Heartland Express, Inc.	1,821	22,453
Hertz Global Holdings, Inc. (a)(b)	5,212	18,398
Knight-Swift Transportation Holdings, Inc.	6,387	318,839
Landstar System, Inc.	1,422	262,331
Lyft, Inc. (a)	13,683	192,930
Marten Transport Ltd.	2,275	41,974
RXO, Inc. (a)	4,589	120,002
Ryder System, Inc.	1,753	217,162
Saia, Inc. (a)	1,050	498,005
Schneider National, Inc. Class B	1,471	35,539
U-Haul Holding Co. (a)(b)	456	28,149
U-Haul Holding Co. (non-vtg.)	3,832	229,997
Werner Enterprises, Inc.	2,489	89,181
XPO, Inc. (a)	4,592	487,441
		2,786,851
Machinery - 4.5%
3D Systems Corp. (a)	5,295	16,256
AGCO Corp.	2,459	240,687
Alamo Group, Inc.	415	71,795
Albany International Corp. Class A	1,228	103,705
Allison Transmission Holdings, Inc.	3,541	268,762
Astec Industries, Inc.	901	26,724
Atmus Filtration Technologies, Inc. (a)	3,266	93,995
Barnes Group, Inc.	1,991	82,447
Blue Bird Corp. (a)	705	37,964
Chart Industries, Inc. (a)	1,661	239,749
CNH Industrial NV	38,412	389,114
Columbus McKinnon Corp. (NY Shares)	1,130	39,030
Crane Co.	1,932	280,101
Desktop Metal, Inc. (a)(b)	1,079	4,456
Donaldson Co., Inc.	4,750	339,910
Douglas Dynamics, Inc.	909	21,271
Energy Recovery, Inc. (a)	2,220	29,504
Enerpac Tool Group Corp. Class A	2,131	81,362
EnPro Industries, Inc.	824	119,950
ESAB Corp.	2,243	211,806
ESCO Technologies, Inc.	1,015	106,616
Federal Signal Corp.	2,411	201,728
Flowserve Corp.	5,197	249,976
Franklin Electric Co., Inc.	1,568	151,030
Gates Industrial Corp. PLC (a)	6,550	103,556
Gorman-Rupp Co.	952	34,948
Graco, Inc.	6,682	529,749
Graham Corp. (a)	402	11,320
Helios Technologies, Inc.	1,298	61,980
Hillenbrand, Inc.	2,770	110,855
Hillman Solutions Corp. Class A (a)	7,679	67,959
Hyliion Holdings Corp. Class A (a)(b)	4,554	7,377
Hyster-Yale Materials Handling, Inc. Class A	429	29,914
ITT, Inc.	3,250	419,835
John Bean Technologies Corp.	1,255	119,187
Kadant, Inc. (b)	463	136,020
Kennametal, Inc.	3,125	73,563
Lincoln Electric Holdings, Inc.	2,264	427,081
Lindsay Corp.	433	53,207
Luxfer Holdings PLC sponsored	1,094	12,679
Manitowoc Co., Inc. (a)	1,412	16,280
Microvast Holdings, Inc. (a)(b)	7,619	3,475
Middleby Corp. (a)	2,121	260,056
Miller Industries, Inc.	462	25,419
Mueller Industries, Inc.	4,493	255,831
Mueller Water Products, Inc.	6,137	109,975
Nikola Corp. (a)(b)	1,404	11,499
Nordson Corp.	2,147	497,975
Oshkosh Corp.	2,589	280,130
Pentair PLC	6,551	502,265
Proto Labs, Inc. (a)	1,013	31,292
RBC Bearings, Inc. (a)	1,146	309,168
REV Group, Inc.	1,553	38,654
Shyft Group, Inc. (The)	1,206	14,303
Snap-On, Inc.	2,088	545,782
SPX Technologies, Inc. (a)	1,807	256,847
Standex International Corp.	467	75,257
Symbotic, Inc. (a)(b)	1,350	47,466
Tennant Co.	749	73,732
Terex Corp.	2,652	145,436
The Greenbrier Companies, Inc. (b)	1,221	60,501
Timken Co.	2,567	205,694
Titan International, Inc. (a)	2,006	14,864
Toro Co.	4,128	386,009
Trinity Industries, Inc.	3,207	95,953
Wabash National Corp.	1,815	39,640
Watts Water Technologies, Inc. Class A	1,082	198,406
		10,109,077
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd.	1,683	35,865
Kirby Corp. (a)	2,336	279,689
Matson, Inc.	1,381	180,870
Pangaea Logistics Solutions Ltd.	1,410	11,040
		507,464
Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	4,988	201,515
Allegiant Travel Co.	561	28,179
American Airlines Group, Inc. (a)(b)	25,885	293,277
Blade Air Mobility, Inc. (a)(b)	2,382	8,289
Frontier Group Holdings, Inc. (a)(b)	1,717	8,465
Hawaiian Holdings, Inc. (a)	2,031	25,245
JetBlue Airways Corp. (a)(b)	13,095	79,749
Joby Aviation, Inc. (a)(b)	14,460	73,746
SkyWest, Inc. (a)	1,606	131,804
Spirit Airlines, Inc. (b)	4,327	15,837
Sun Country Airlines Holdings, Inc. (a)	1,616	20,297
		886,403
Professional Services - 2.4%
Alight, Inc. Class A (a)	14,434	106,523
Asure Software, Inc. (a)(b)	942	7,913
Barrett Business Services, Inc.	1,080	35,392
CACI International, Inc. (a)	882	379,375
CBIZ, Inc. (a)	1,963	145,458
Clarivate PLC (a)(b)	17,012	96,798
Concentrix Corp.	1,854	117,321
Conduent, Inc. (a)	6,742	21,979
CRA International, Inc.	284	48,910
CSG Systems International, Inc.	1,114	45,863
Dayforce, Inc. (a)	6,178	306,429
Dun & Bradstreet Holdings, Inc.	9,133	84,572
ExlService Holdings, Inc. (a)	6,527	204,687
Exponent, Inc.	2,002	190,430
First Advantage Corp. (b)	2,044	32,847
FiscalNote Holdings, Inc. Class A (a)(b)	2,352	3,434
Forrester Research, Inc. (a)	446	7,618
Franklin Covey Co. (a)	481	18,278
FTI Consulting, Inc. (a)	1,377	296,785
Genpact Ltd.	6,540	210,523
Heidrick & Struggles International, Inc.	805	25,422
Huron Consulting Group, Inc. (a)	735	72,398
ICF International, Inc.	679	100,804
Innodata, Inc. (a)(b)	1,002	14,860
Insperity, Inc.	1,401	127,785
KBR, Inc.	5,339	342,443
Kelly Services, Inc. Class A (non-vtg.)	1,257	26,912
Kforce, Inc.	712	44,237
Korn Ferry	2,079	139,584
LegalZoom.com, Inc. (a)	4,637	38,904
ManpowerGroup, Inc.	1,934	134,993
Maximus, Inc.	2,413	206,794
NV5 Global, Inc. (a)	502	46,671
Parsons Corp. (a)	1,612	131,878
Paycom Software, Inc.	1,902	272,062
Paycor HCM, Inc. (a)(b)	2,516	31,953
Paylocity Holding Corp. (a)	1,716	226,255
Planet Labs PBC Class A (a)(b)	7,953	14,793
RCM Technologies, Inc. (a)(b)	194	3,632
Resources Connection, Inc.	1,195	13,193
Robert Half, Inc.	4,138	264,749
Science Applications International Corp.	2,059	242,035
Spire Global, Inc. (a)(b)	726	7,870
Sterling Check Corp. (a)(b)	1,118	16,546
TaskUs, Inc. (a)	727	9,676
TriNet Group, Inc.	1,239	123,900
TrueBlue, Inc. (a)	1,165	12,000
Ttec Holdings, Inc.	708	4,163
Upwork, Inc. (a)	4,906	52,740
Verra Mobility Corp. (a)	6,578	178,922
		5,289,309
Trading Companies & Distributors - 1.7%
Air Lease Corp. Class A	4,082	194,017
Alta Equipment Group, Inc.	908	7,300
Applied Industrial Technologies, Inc.	1,530	296,820
Beacon Roofing Supply, Inc. (a)	2,508	226,974
BlueLinx Corp. (a)	347	32,302
Boise Cascade Co.	1,568	186,937
Core & Main, Inc. (a)	6,754	330,541
Custom Truck One Source, Inc. Class A (a)	2,322	10,101
Distribution Solutions Group I (a)	433	12,990
DNOW, Inc. (a)	4,189	57,515
DXP Enterprises, Inc. (a)	506	23,195
FTAI Aviation Ltd.	3,966	409,410
GATX Corp.	1,400	185,304
Global Industrial Co.	526	16,495
GMS, Inc. (a)(b)	1,572	126,719
H&E Equipment Services, Inc.	1,261	55,698
Herc Holdings, Inc.	1,119	149,152
Hudson Technologies, Inc. (a)	1,602	14,082
Karat Packaging, Inc.	229	6,774
McGrath RentCorp.	963	102,608
MRC Global, Inc. (a)	3,367	43,468
MSC Industrial Direct Co., Inc. Class A	1,808	143,392
Rush Enterprises, Inc. Class A	2,429	101,702
SiteOne Landscape Supply, Inc. (a)	1,785	216,717
Titan Machinery, Inc. (a)	815	12,959
Transcat, Inc. (a)	347	41,529
Watsco, Inc.	1,237	573,028
WESCO International, Inc.	1,738	275,508
Xometry, Inc. (a)(b)	1,607	18,577
		3,871,814
TOTAL INDUSTRIALS		43,998,003
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.6%
ADTRAN Holdings, Inc.	2,896	15,233
Applied Optoelectronics, Inc. (a)(b)	1,357	11,250
Aviat Networks, Inc. (a)	507	14,546
Calix, Inc. (a)	2,300	81,489
Ciena Corp. (a)	5,739	276,505
Clearfield, Inc. (a)(b)	489	18,856
CommScope Holding Co., Inc. (a)	8,073	9,930
Comtech Telecommunications Corp. (a)	1,058	3,206
Digi International, Inc. (a)	1,413	32,400
Extreme Networks, Inc. (a)	5,090	68,461
Harmonic, Inc. (a)	4,413	51,941
Infinera Corp. (a)(b)	7,935	48,324
Juniper Networks, Inc.	12,743	464,610
Lumentum Holdings, Inc. (a)	2,655	135,193
NETGEAR, Inc. (a)	1,113	17,029
NetScout Systems, Inc. (a)	2,795	51,121
ViaSat, Inc. (a)(b)	2,929	37,198
Viavi Solutions, Inc. (a)	8,703	59,790
		1,397,082
Electronic Equipment, Instruments & Components - 2.3%
Advanced Energy Industries, Inc.	1,473	160,203
Arlo Technologies, Inc. (a)	3,721	48,522
Arrow Electronics, Inc. (a)	2,133	257,581
Avnet, Inc.	3,577	184,180
Badger Meter, Inc.	1,161	216,352
Bel Fuse, Inc. Class B (non-vtg.)	396	25,835
Belden, Inc.	1,646	154,395
Benchmark Electronics, Inc.	1,410	55,639
Cognex Corp.	6,816	318,716
Coherent Corp. (a)	5,227	378,748
Crane NXT Co.	1,899	116,637
CTS Corp.	1,226	62,072
Daktronics, Inc. (a)	1,631	22,752
ePlus, Inc. (a)	1,056	77,806
Evolv Technologies Holdings, Inc. (a)(b)	2,935	7,484
Fabrinet (a)	1,437	351,763
FARO Technologies, Inc. (a)	760	12,160
Insight Enterprises, Inc. (a)	1,097	217,601
IPG Photonics Corp. (a)	1,161	97,977
Itron, Inc. (a)	1,801	178,227
Kimball Electronics, Inc. (a)	982	21,584
Knowles Corp. (a)	3,537	61,049
Lightwave Logic, Inc. (a)(b)	4,719	14,110
Littelfuse, Inc.	988	252,523
Luna Innovations, Inc. (a)(b)	1,363	4,362
Methode Electronics, Inc.	1,421	14,707
MicroVision, Inc. (a)(b)	7,808	8,276
Mirion Technologies, Inc. Class A (a)	7,265	78,026
Napco Security Technologies, Inc.	1,139	59,171
nLIGHT, Inc. (a)	1,898	20,745
Novanta, Inc. (a)	1,418	231,290
OSI Systems, Inc. (a)	629	86,500
Ouster, Inc. Class A (a)(b)	1,366	13,428
Par Technology Corp. (a)(b)	1,101	51,846
PC Connection, Inc.	464	29,789
Plexus Corp. (a)	1,084	111,847
Richardson Electronics Ltd.	380	4,518
Rogers Corp. (a)	659	79,482
Sanmina Corp. (a)	2,207	146,214
ScanSource, Inc. (a)	982	43,512
Smartrent, Inc. (a)(b)	7,295	17,435
TD SYNNEX Corp.	2,941	339,391
TTM Technologies, Inc. (a)	4,002	77,759
Vishay Intertechnology, Inc.	4,968	110,786
Vishay Precision Group, Inc. (a)	503	15,311
Vontier Corp.	6,116	233,631
Vuzix Corp. (a)(b)	1,976	2,668
		5,074,610
IT Services - 0.6%
Amdocs Ltd.	4,718	372,345
Applied Digital Corp. (a)(b)	3,108	18,493
ASGN, Inc. (a)	1,870	164,878
BigCommerce Holdings, Inc. (a)	2,571	20,722
Couchbase, Inc. (a)	1,221	22,295
Digitalocean Holdings, Inc. (a)(b)	1,989	69,118
DXC Technology Co. (a)	7,237	138,154
Edgio, Inc. (a)	1	11
Fastly, Inc. Class A (a)	4,718	34,772
Grid Dynamics Holdings, Inc. (a)	2,313	24,310
Hackett Group, Inc.	1,025	22,263
Kyndryl Holdings, Inc. (a)	9,109	239,658
Perficient, Inc. (a)	1,367	102,238
Rackspace Technology, Inc. (a)(b)	2,262	6,741
Squarespace, Inc. Class A (a)	2,001	87,304
Thoughtworks Holding, Inc. (a)	3,424	9,724
Unisys Corp. (a)	2,589	10,693
		1,343,719
Semiconductors & Semiconductor Equipment - 2.2%
ACM Research, Inc. Class A, (a)	1,826	42,108
AEHR Test Systems (a)(b)	1,110	12,399
Allegro MicroSystems LLC (a)(b)	2,870	81,049
Alpha & Omega Semiconductor Ltd. (a)	914	34,156
Ambarella, Inc. (a)	1,517	81,842
Amkor Technology, Inc.	4,060	162,481
Atomera, Inc. (a)(b)	1,033	3,936
Axcelis Technologies, Inc. (a)	1,289	183,283
AXT, Inc. (a)	1,600	5,408
CEVA, Inc. (a)	981	18,923
Cirrus Logic, Inc. (a)	2,135	272,554
Cohu, Inc. (a)	1,860	61,566
Credo Technology Group Holding Ltd. (a)	5,049	161,265
Diodes, Inc. (a)	1,809	130,121
FormFactor, Inc. (a)	3,063	185,403
Ichor Holdings Ltd. (a)	1,155	44,525
Impinj, Inc. (a)	892	139,839
indie Semiconductor, Inc. (a)(b)	5,516	34,034
Intest Corp. (a)	451	4,456
Kopin Corp. (a)	4,118	3,459
Kulicke & Soffa Industries, Inc.	2,211	108,759
Lattice Semiconductor Corp. (a)	5,462	316,741
MACOM Technology Solutions Holdings, Inc. (a)	2,168	241,667
MaxLinear, Inc. Class A (a)	2,909	58,587
MKS Instruments, Inc.	2,491	325,275
Navitas Semiconductor Corp. Class A (a)(b)	4,969	19,528
NVE Corp.	205	15,311
Onto Innovation, Inc. (a)	1,943	426,605
PDF Solutions, Inc. (a)	1,200	43,656
Photronics, Inc. (a)	2,446	60,343
Pixelworks, Inc. (a)	2,090	2,055
Power Integrations, Inc.	2,245	157,577
Rambus, Inc. (a)	4,256	250,083
Rigetti Computing, Inc. Class A (a)(b)	4,239	4,536
Semtech Corp. (a)	2,512	75,059
Silicon Laboratories, Inc. (a)	1,261	139,504
SiTime Corp. (a)	706	87,812
SkyWater Technology, Inc. (a)	703	5,378
SMART Global Holdings, Inc. (a)(b)	2,031	46,449
SolarEdge Technologies, Inc. (a)(b)	2,240	56,582
Synaptics, Inc. (a)	1,549	136,622
Ultra Clean Holdings, Inc. (a)	1,755	85,995
Universal Display Corp.	1,726	362,892
Veeco Instruments, Inc. (a)	2,264	105,751
Wolfspeed, Inc. (a)(b)	4,948	112,616
		4,908,190
Software - 5.3%
8x8, Inc. (a)	4,587	10,183
A10 Networks, Inc.	2,749	38,074
ACI Worldwide, Inc. (a)	4,295	170,039
Adeia, Inc.	4,207	47,055
Agilysys, Inc. (a)	798	83,104
Alarm.com Holdings, Inc. (a)	1,973	125,364
Alkami Technology, Inc. (a)	1,579	44,970
Altair Engineering, Inc. Class A (a)	2,164	212,245
American Software, Inc. Class A	1,236	11,285
Amplitude, Inc. Class A, (a)	2,851	25,374
AppFolio, Inc. Class A, (a)	810	198,102
Appian Corp. Class A (a)	1,638	50,549
Asana, Inc. (a)(b)	3,310	46,307
Aspen Technology, Inc. (a)	1,107	219,883
Aurora Innovation, Inc. Class A, (a)(b)	30,884	85,549
AvePoint, Inc. (a)	3,707	38,627
Bentley Systems, Inc. Class B	9,120	450,163
Bill Holdings, Inc. (a)	3,786	199,219
Blackbaud, Inc. (a)	1,657	126,214
BlackLine, Inc. (a)	2,004	97,094
Blend Labs, Inc. (a)(b)	6,177	14,578
Box, Inc. Class A (a)(b)	5,679	150,153
Braze, Inc. (a)	1,986	77,136
C3.ai, Inc. (a)(b)	3,731	108,050
CCC Intelligent Solutions Holdings, Inc. Class A (a)	10,918	121,299
Cerence, Inc. (a)(b)	1,632	4,619
Cipher Mining, Inc. (a)	1,759	7,300
Cleanspark, Inc. (a)(b)	7,822	124,761
Clear Secure, Inc.	3,312	61,968
Clearwater Analytics Holdings, Inc. (a)	5,627	104,212
CommVault Systems, Inc. (a)	1,729	210,195
Confluent, Inc. (a)(b)	8,684	256,439
Consensus Cloud Solutions, Inc. (a)	683	11,734
CS Disco, Inc. (a)	1,053	6,276
D-Wave Quantum, Inc. (a)(b)	3,143	3,583
Daily Journal Corp. (a)	38	14,990
Digimarc Corp. (a)(b)	578	17,924
Digital Turbine, Inc. (a)	3,751	6,227
Dolby Laboratories, Inc. Class A	2,358	186,824
Domo, Inc. Class B (a)	1,186	9,156
DoubleVerify Holdings, Inc. (a)	5,520	107,474
Dropbox, Inc. Class A (a)	10,150	228,071
Dynatrace, Inc. (a)	9,496	424,851
E2open Parent Holdings, Inc. (a)	6,807	30,563
Elastic NV (a)(b)	3,232	368,157
Enfusion, Inc. Class A (a)	1,528	13,019
Envestnet, Inc. (a)	1,959	122,614
Everbridge, Inc. (a)	1,613	56,439
Five9, Inc. (a)	2,879	126,964
Freshworks, Inc. (a)	6,613	83,919
GitLab, Inc. (a)	3,546	176,307
Guidewire Software, Inc. (a)	3,252	448,418
HashiCorp, Inc. (a)	4,621	155,681
Informatica, Inc. (a)	1,547	47,771
Intapp, Inc. (a)	1,594	58,452
InterDigital, Inc. (b)	1,010	117,726
Jamf Holding Corp. (a)	2,030	33,495
Klaviyo, Inc. Class A (b)	954	23,745
Liveramp Holdings, Inc. (a)	2,591	80,166
Manhattan Associates, Inc. (a)	2,439	601,653
Marathon Digital Holdings, Inc. (a)(b)	8,802	174,720
Matterport, Inc. Class A (a)	9,440	42,197
MeridianLink, Inc. (a)	775	16,554
Mitek Systems, Inc. (a)	1,836	20,526
N-able, Inc. (a)	2,729	41,563
nCino, Inc. (a)(b)	2,391	75,197
NCR Voyix Corp. (a)	5,254	64,887
Nextnav, Inc. Class A (a)(b)	1,718	13,933
Nutanix, Inc. Class A (a)	9,609	546,272
Olo, Inc. Class A (a)	4,328	19,130
ON24, Inc.	1,613	9,694
Onespan, Inc. (a)	1,379	17,679
Pagerduty, Inc. (a)(b)	3,665	84,038
Pegasystems, Inc.	1,674	101,327
Porch Group, Inc. (a)(b)	3,450	5,210
PowerSchool Holdings, Inc. Class A (a)(b)	2,260	50,601
Procore Technologies, Inc. (a)	3,526	233,809
Progress Software Corp.	1,717	93,164
PROS Holdings, Inc. (a)	1,664	47,674
Q2 Holdings, Inc. (a)	2,309	139,302
Qualys, Inc. (a)	1,461	208,339
Rapid7, Inc. (a)	2,419	104,573
Rekor Systems, Inc. (a)(b)	3,073	4,763
RingCentral, Inc. (a)	3,293	92,863
Riot Platforms, Inc. (a)(b)	8,126	74,272
Samsara, Inc. (a)	6,805	229,329
Semrush Holdings, Inc. (a)	1,134	15,184
SentinelOne, Inc. (a)	9,851	207,364
Smartsheet, Inc. (a)	5,405	238,252
SolarWinds, Inc.	2,020	24,341
SoundHound AI, Inc. (a)(b)	8,767	34,630
Sprinklr, Inc. (a)(b)	4,752	45,714
Sprout Social, Inc. (a)(b)	1,916	68,363
SPS Commerce, Inc. (a)	1,454	273,585
Telos Corp. (a)	2,219	8,920
Tenable Holdings, Inc. (a)	4,640	202,211
Teradata Corp. (a)	3,863	133,505
TeraWulf, Inc. (a)(b)	5,163	22,975
UiPath, Inc. Class A (a)	16,087	203,983
Unity Software, Inc. (a)	9,486	154,242
Varonis Systems, Inc. (a)	4,328	207,614
Verint Systems, Inc. (a)	2,523	81,241
Veritone, Inc. (a)(b)	1,095	2,475
Vertex, Inc. Class A (a)	1,773	63,917
Weave Communications, Inc. (a)	1,199	10,815
Workiva, Inc. (a)	1,885	137,586
Xperi, Inc. (a)	1,832	15,041
Yext, Inc. (a)	4,120	22,042
Zeta Global Holdings Corp. (a)	5,928	104,629
Zuora, Inc. (a)	5,415	53,771
		11,926,325
Technology Hardware, Storage & Peripherals - 0.4%
Corsair Gaming, Inc. (a)	1,745	19,265
Diebold Nixdorf, Inc.	1,508	58,028
Eastman Kodak Co. (a)(b)	2,749	14,790
Immersion Corp.	1,336	12,572
IonQ, Inc. (a)(b)	6,728	47,298
Pure Storage, Inc. Class A (a)	11,750	754,410
Turtle Beach Corp. (a)	726	10,411
Xerox Holdings Corp.	4,434	51,523
		968,297
TOTAL INFORMATION TECHNOLOGY		25,618,223
MATERIALS - 5.1%
Chemicals - 2.0%
AdvanSix, Inc.	1,071	24,547
Alto Ingredients, Inc. (a)	2,398	3,465
American Vanguard Corp.	1,057	9,090
Arcadium Lithium PLC (b)	40,776	137,007
Ashland, Inc.	1,981	187,185
Aspen Aerogels, Inc. (a)	2,297	54,783
Avient Corp.	3,598	157,053
Axalta Coating Systems Ltd. (a)	8,708	297,552
Balchem Corp.	1,275	196,286
Cabot Corp.	2,191	201,331
Core Molding Technologies, Inc. (a)	315	5,021
Danimer Scientific, Inc. (a)(b)	3,012	1,817
Ecovyst, Inc. (a)	4,002	35,898
Element Solutions, Inc.	8,794	238,493
FMC Corp.	4,933	283,894
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	52,757	17,637
H.B. Fuller Co.	2,145	165,079
Hawkins, Inc.	770	70,070
Huntsman Corp.	6,397	145,660
Ingevity Corp. (a)	1,329	58,091
Innospec, Inc.	984	121,613
Intrepid Potash, Inc. (a)	319	7,474
Koppers Holdings, Inc.	822	30,406
Kronos Worldwide, Inc.	948	11,897
LSB Industries, Inc. (a)	2,255	18,446
Mativ, Inc.	2,160	36,634
Minerals Technologies, Inc.	1,277	106,195
NewMarket Corp.	273	140,751
Olin Corp.	4,755	224,198
Origin Materials, Inc. Class A (a)(b)	4,165	3,754
Orion SA	2,281	50,045
Perimeter Solutions SA (a)	5,753	45,046
PureCycle Technologies, Inc. (a)(b)	5,435	32,175
Quaker Chemical Corp.	546	92,656
Rayonier Advanced Materials, Inc. (a)	2,559	13,921
RPM International, Inc.	5,100	549,168
Sensient Technologies Corp.	1,664	123,452
Stepan Co.	834	70,023
The Chemours Co. LLC	5,869	132,463
The Scotts Miracle-Gro Co. (b)	1,651	107,414
Trinseo PLC	1,212	2,800
Tronox Holdings PLC	4,565	71,625
Westlake Corp.	1,266	183,342
		4,465,457
Construction Materials - 0.3%
Eagle Materials, Inc.	1,365	296,833
Knife River Holding Co. (a)	2,239	157,043
Summit Materials, Inc. (a)	4,751	173,934
United States Lime & Minerals, Inc.	83	30,227
		658,037
Containers & Packaging - 1.1%
Aptargroup, Inc.	2,611	367,655
Ardagh Metal Packaging SA	5,814	19,768
Berry Global Group, Inc.	4,585	269,827
Crown Holdings, Inc.	4,733	352,088
Graphic Packaging Holding Co.	12,112	317,456
Greif, Inc. Class A	1,027	59,022
Myers Industries, Inc.	1,463	19,575
O-I Glass, Inc. (a)	6,097	67,860
Pactiv Evergreen, Inc.	1,613	18,259
Ranpak Holdings Corp. (A Shares) (a)	1,491	9,587
Sealed Air Corp.	5,717	198,894
Silgan Holdings, Inc.	3,199	135,414
Sonoco Products Co.	3,869	196,236
TriMas Corp.	1,636	41,816
WestRock Co.	10,166	510,943
		2,584,400
Metals & Mining - 1.5%
Alcoa Corp.	7,060	280,847
Alpha Metallurgical Resources	468	131,288
American Battery Technology Co. (a)(b)	2,017	2,521
AngloGold Ashanti PLC	16,584	416,756
Arch Resources, Inc. Class A,	725	110,367
ATI, Inc. (a)	5,047	279,856
Carpenter Technology Corp.	1,953	214,010
Century Aluminum Co. (a)	2,073	34,723
Cleveland-Cliffs, Inc. (a)	19,720	303,491
Coeur d'Alene Mines Corp. (a)	15,031	84,474
Commercial Metals Co.	4,608	253,394
Compass Minerals International, Inc.	1,335	13,791
Gatos Silver, Inc. (a)	1,816	18,959
Haynes International, Inc.	503	29,526
Hecla Mining Co.	22,352	108,407
Kaiser Aluminum Corp.	630	55,377
Materion Corp.	813	87,910
McEwen Mining, Inc. (a)	1,700	15,606
Metallus, Inc. (a)	1,515	30,709
MP Materials Corp. (a)(b)	5,660	72,052
Olympic Steel, Inc.	388	17,394
Piedmont Lithium, Inc. (a)(b)	672	6,707
Radius Recycling, Inc. Class A	1,013	15,469
Ramaco Resources, Inc. Class A (b)	1,430	17,804
Royal Gold, Inc.	2,597	325,041
Ryerson Holding Corp.	1,147	22,367
SunCoke Energy, Inc.	3,356	32,889
United States Steel Corp. (b)	8,851	334,568
Universal Stainless & Alloy Products, Inc. (a)	338	9,254
Warrior Metropolitan Coal, Inc.	2,056	129,055
Worthington Steel, Inc.	1,200	40,032
		3,494,644
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	666	32,281
Glatfelter Corp. (a)	1,518	2,110
Louisiana-Pacific Corp.	2,546	209,612
Mercer International, Inc. (SBI)	1,669	14,253
Sylvamo Corp.	1,386	95,080
		353,336
TOTAL MATERIALS		11,555,874
REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Acadia Realty Trust (SBI)	4,155	74,458
Agree Realty Corp.	3,992	247,264
Alexander & Baldwin, Inc.	2,934	49,761
Alexanders, Inc.	92	20,687
American Assets Trust, Inc.	1,948	43,596
American Homes 4 Rent Class A	12,628	469,256
Americold Realty Trust	10,553	269,524
Apartment Investment & Management Co. Class A (a)	5,302	43,954
Apple Hospitality (REIT), Inc.	8,480	123,299
Armada Hoffler Properties, Inc. Class A,	2,780	30,830
Brandywine Realty Trust (SBI)	7,060	31,629
Brixmor Property Group, Inc.	11,981	276,641
Broadstone Net Lease, Inc.	7,457	118,343
BXP, Inc.	5,720	352,123
Camden Property Trust (SBI)	4,235	462,081
CareTrust (REIT), Inc.	5,163	129,591
CBL & Associates Properties, Inc. (b)	996	23,286
Centerspace	609	41,187
Chatham Lodging Trust	2,026	17,262
City Office REIT, Inc.	1,636	8,147
Community Healthcare Trust, Inc.	971	22,712
COPT Defense Properties (SBI)	4,466	111,784
Cousins Properties, Inc.	6,054	140,150
CTO Realty Growth, Inc. (b)	913	15,941
CubeSmart	8,924	403,097
DiamondRock Hospitality Co.	8,562	72,349
Diversified Healthcare Trust (SBI)	8,625	26,306
Douglas Emmett, Inc.	6,580	87,580
Easterly Government Properties, Inc.	3,832	47,402
EastGroup Properties, Inc.	1,897	322,680
Elme Communities (SBI)	3,518	56,042
Empire State Realty Trust, Inc.	5,176	48,551
EPR Properties	3,005	126,150
Equity Commonwealth (a)	4,234	82,140
Equity Lifestyle Properties, Inc.	7,402	482,092
Essential Properties Realty Trust, Inc.	6,236	172,800
Farmland Partners, Inc.	1,844	21,261
Federal Realty Investment Trust (SBI)	2,924	295,236
First Industrial Realty Trust, Inc.	5,252	249,523
Four Corners Property Trust, Inc.	3,602	88,861
Getty Realty Corp.	2,014	53,693
Gladstone Commercial Corp.	1,694	24,173
Gladstone Land Corp.	1,472	20,152
Global Medical REIT, Inc.	2,572	23,354
Global Net Lease, Inc.	7,750	56,963
Healthcare Realty Trust, Inc.	15,090	248,683
Highwoods Properties, Inc. (SBI)	4,180	109,809
Hudson Pacific Properties, Inc.	5,012	24,108
Independence Realty Trust, Inc.	8,918	167,123
Industrial Logistics Properties Trust	2,344	8,626
InvenTrust Properties Corp.	2,687	66,530
JBG SMITH Properties	3,457	52,650
Kilroy Realty Corp.	4,238	132,098
Kimco Realty Corp.	26,434	514,406
Kite Realty Group Trust	8,742	195,646
Lamar Advertising Co. Class A	3,472	415,008
LTC Properties, Inc.	1,713	59,099
LXP Industrial Trust (REIT)	11,638	106,139
Medical Properties Trust, Inc. (b)	23,561	101,548
National Health Investors, Inc.	1,719	116,428
National Storage Affiliates Trust	3,067	126,422
Net Lease Office Properties (b)	591	14,550
NETSTREIT Corp. (b)	2,753	44,323
NexPoint Residential Trust, Inc.	930	36,744
NNN (REIT), Inc.	7,258	309,191
Office Properties Income Trust	1,890	3,856
Omega Healthcare Investors, Inc.	9,712	332,636
One Liberty Properties, Inc.	651	15,285
Orion Office (REIT), Inc.	2,270	8,149
Outfront Media, Inc.	5,717	81,753
Paramount Group, Inc.	6,789	31,433
Park Hotels & Resorts, Inc.	8,331	124,798
Peakstone Realty Trust (b)	1,465	15,529
Pebblebrook Hotel Trust	4,761	65,464
Phillips Edison & Co., Inc.	4,891	159,985
Piedmont Office Realty Trust, Inc. Class A	4,968	36,018
Plymouth Industrial REIT, Inc.	1,505	32,177
Postal Realty Trust, Inc. Class A	963	12,837
PotlatchDeltic Corp.	3,163	124,591
Rayonier, Inc.	5,418	157,610
Regency Centers Corp.	6,536	406,539
Retail Opportunity Investments Corp.	5,013	62,312
Rexford Industrial Realty, Inc. (b)	8,385	373,887
RLJ Lodging Trust	6,164	59,359
Ryman Hospitality Properties, Inc.	2,376	237,267
Sabra Health Care REIT, Inc.	9,155	140,987
Safehold, Inc.	1,796	34,645
Saul Centers, Inc.	542	19,929
Service Properties Trust	6,581	33,826
SITE Centers Corp.	7,144	103,588
SL Green Realty Corp.	2,561	145,055
STAG Industrial, Inc.	7,232	260,786
Summit Hotel Properties, Inc.	4,471	26,781
Sunstone Hotel Investors, Inc.	8,173	85,490
Tanger, Inc.	4,266	115,651
Terreno Realty Corp.	3,723	220,327
The Macerich Co.	8,549	131,997
UMH Properties, Inc.	2,540	40,615
Uniti Group, Inc.	9,379	27,387
Universal Health Realty Income Trust (SBI)	545	21,331
Urban Edge Properties	4,789	88,453
Veris Residential, Inc.	3,180	47,700
Vornado Realty Trust	6,336	166,573
Whitestone REIT	1,967	26,181
Xenia Hotels & Resorts, Inc.	4,205	60,258
		12,872,087
Real Estate Management & Development - 0.7%
Anywhere Real Estate, Inc. (a)	4,352	14,405
Compass, Inc. (a)	12,958	46,649
Cushman & Wakefield PLC (a)	6,603	68,671
Digitalbridge Group, Inc.	5,647	77,364
Douglas Elliman, Inc. (a)	2,441	2,832
eXp World Holdings, Inc. (b)	3,036	34,261
Forestar Group, Inc. (a)	725	23,193
Howard Hughes Holdings, Inc.	1,278	82,840
Jones Lang LaSalle, Inc. (a)	1,884	386,748
Kennedy-Wilson Holdings, Inc.	4,653	45,227
Marcus & Millichap, Inc.	940	29,629
Newmark Group, Inc. Class A	4,690	47,979
Opendoor Technologies, Inc. Class A (a)	22,578	41,544
RE/MAX Holdings, Inc. Class A	754	6,107
Redfin Corp. (a)(b)	4,586	27,562
Seritage Growth Properties (a)	1,420	6,631
The RMR Group, Inc. Class A	627	14,170
The St. Joe Co.	1,400	76,580
Zillow Group, Inc.:
Class A (a)	2,324	104,673
Class C (a)	6,054	280,845
		1,417,910
TOTAL REAL ESTATE		14,289,997
UTILITIES - 2.4%
Electric Utilities - 1.1%
Allete, Inc.	2,270	141,535
Avangrid, Inc.	2,735	97,175
Genie Energy Ltd. Class B	876	12,807
Hawaiian Electric Industries, Inc. (b)	4,320	38,966
IDACORP, Inc.	1,998	186,114
MGE Energy, Inc. (b)	1,423	106,327
NRG Energy, Inc.	8,934	695,601
OGE Energy Corp.	7,924	282,887
Otter Tail Corp.	1,647	144,261
Pinnacle West Capital Corp.	4,483	342,412
PNM Resources, Inc.	3,382	124,999
Portland General Electric Co.	3,996	172,787
		2,345,871
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	872	92,606
National Fuel Gas Co.	3,644	197,468
New Jersey Resources Corp.	3,876	165,660
Northwest Natural Holding Co.	1,443	52,107
ONE Gas, Inc. (b)	2,190	139,832
Southwest Gas Holdings, Inc.	2,378	167,364
Spire, Inc.	2,167	131,602
UGI Corp.	8,285	189,727
		1,136,366
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)	2,271	8,902
Clearway Energy, Inc.:
Class A	1,915	43,394
Class C	2,740	67,651
Montauk Renewables, Inc. (a)	2,612	14,888
Ormat Technologies, Inc.	2,124	152,291
Sunnova Energy International, Inc. (a)(b)	4,194	23,403
		310,529
Multi-Utilities - 0.4%
Avista Corp.	3,044	105,353
Black Hills Corp.	2,689	146,228
NiSource, Inc.	16,403	472,570
NorthWestern Energy Corp.	2,416	120,993
Unitil Corp.	632	32,731
		877,875
Water Utilities - 0.3%
American States Water Co.	1,463	106,170
Artesian Resources Corp. Class A	356	12,517
California Water Service Group	2,279	110,509
Consolidated Water Co., Inc.	615	16,322
Essential Utilities, Inc.	9,970	372,180
Middlesex Water Co.	710	37,105
SJW Group	1,141	61,865
York Water Co.	586	21,735
		738,403
TOTAL UTILITIES		5,409,044
TOTAL COMMON STOCKS (Cost $171,183,342)		220,145,530

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $118,099)	119,000	118,102

Money Market Funds - 9.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (f)	3,787,262	3,788,019
Fidelity Securities Lending Cash Central Fund 5.38% (f)(g)	17,693,943	17,695,712
TOTAL MONEY MARKET FUNDS (Cost $21,483,731)		21,483,731

TOTAL INVESTMENT IN SECURITIES - 107.5% (Cost $192,785,172)	241,747,363
NET OTHER ASSETS (LIABILITIES) - (7.5)%	(16,967,600)
NET ASSETS - 100.0%	224,779,763

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	24	Sep 2024	2,478,000	24,835	24,835
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	Sep 2024	2,070,670	4,848	4,848

TOTAL FUTURES CONTRACTS					29,683
The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $118,102.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $3,101 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	5,254,308	32,435,193	33,901,405	102,601	(77)	-	3,788,019	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	17,231,416	30,451,260	29,986,964	88,601	-	-	17,695,712	0.1%
Total	22,485,724	62,886,453	63,888,369	191,202	(77)	-	21,483,731

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,869,983	6,869,983	-	-
Consumer Discretionary	28,547,114	28,547,114	-	-
Consumer Staples	9,054,013	9,054,013	-	-
Energy	11,438,269	11,438,269	-	-
Financials	35,981,851	35,981,851	-	-
Health Care	27,383,159	27,378,091	3,101	1,967
Industrials	43,998,003	43,998,003	-	-
Information Technology	25,618,223	25,618,223	-	-
Materials	11,555,874	11,555,874	-	-
Real Estate	14,289,997	14,289,997	-	-
Utilities	5,409,044	5,409,044	-	-

U.S. Government and Government Agency Obligations	118,102	-	118,102	-

Money Market Funds	21,483,731	21,483,731	-	-
Total Investments in Securities:	241,747,363	241,624,193	121,203	1,967
Derivative Instruments: Assets
Futures Contracts	29,683	29,683	-	-
Total Assets	29,683	29,683	-	-
Total Derivative Instruments:	29,683	29,683	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	29,683	0
Total Equity Risk	29,683	0
Total Value of Derivatives	29,683	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP Extended Market Index Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,049,039) - See accompanying schedule:
Unaffiliated issuers (cost $171,301,441)	$220,263,632
Fidelity Central Funds (cost $21,483,731)	21,483,731

Total Investment in Securities (cost $192,785,172)		$241,747,363
Segregated cash with brokers for derivative instruments		125,333
Cash		47,409
Foreign currency held at value (cost $12,867)		13,137
Receivable for investments sold		224,040
Receivable for fund shares sold		114,976
Dividends receivable		214,845
Distributions receivable from Fidelity Central Funds		26,085
Receivable for daily variation margin on futures contracts		7,331
Other receivables		5,226
Total assets		242,525,745
Liabilities
Payable for fund shares redeemed	$18,720
Accrued management fee	22,361
Distribution and service plan fees payable	6,053
Other payables and accrued expenses	3,112
Collateral on securities loaned	17,695,736
Total liabilities		17,745,982
Net Assets		$224,779,763
Net Assets consist of:
Paid in capital		$205,208,801
Total accumulated earnings (loss)		19,570,962
Net Assets		$224,779,763

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($164,717,149 ÷ 12,487,089 shares)		$13.19
Service Class :
Net Asset Value, offering price and redemption price per share ($50,154,061 ÷ 3,813,651 shares)		$13.15
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($9,908,553 ÷ 754,192 shares)		$13.14
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$1,618,709
Interest		10,715
Income from Fidelity Central Funds (including $88,601 from security lending)		191,202
Total income		1,820,626
Expenses
Management fee	$88,044
Transfer agent fees	56,293
Distribution and service plan fees	35,336
Independent trustees' fees and expenses	472
Miscellaneous	1,472
Total expenses before reductions	181,617
Expense reductions	(7,177)
Total expenses after reductions		174,440
Net Investment income (loss)		1,646,186
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,035,234
Fidelity Central Funds	(77)
Foreign currency transactions	3,203
Futures contracts	193,105
Total net realized gain (loss)		9,231,465
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5,393,320)
Assets and liabilities in foreign currencies	(6,721)
Futures contracts	(233,392)
Total change in net unrealized appreciation (depreciation)		(5,633,433)
Net gain (loss)		3,598,032
Net increase (decrease) in net assets resulting from operations		$5,244,218
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,646,186	$3,993,457
Net realized gain (loss)	9,231,465	(38,314,424)
Change in net unrealized appreciation (depreciation)	(5,633,433)	60,990,283
Net increase (decrease) in net assets resulting from operations	5,244,218	26,669,316
Distributions to shareholders	(603,296)	(3,304,163)

Share transactions - net increase (decrease)	6,379,692	16,845,034
Total increase (decrease) in net assets	11,020,614	40,210,187

Net Assets
Beginning of period	213,759,149	173,548,962
End of period	$224,779,763	$213,759,149

Financial Highlights
VIP Extended Market Index Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.94	$11.22	$14.19	$12.52	$10.87	$8.82
Income from Investment Operations
Net investment income (loss) A,B	.10	.20	.18	.18	.13	.15
Net realized and unrealized gain (loss)	.19	1.73	(2.75)	2.44	1.66	2.13
Total from investment operations	.29	1.93	(2.57)	2.62	1.79	2.28
Distributions from net investment income	(.04)	(.21)	(.17)	(.18)	(.14)	(.12)
Distributions from net realized gain	-	-	(.24)	(.77)	-	(.11)
Total distributions	(.04)	(.21)	(.40) C	(.95)	(.14)	(.23)
Net asset value, end of period	$13.19	$12.94	$11.22	$14.19	$12.52	$10.87
Total Return D,E,F	2.21%	17.44%	(18.13)%	21.24%	16.46%	25.88%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.13% I,J	.13%	.13%	.13%	.13%	.13%
Expenses net of fee waivers, if any	.13 % I,J	.13%	.13%	.13%	.13%	.13%
Expenses net of all reductions	.12% I,J	.12%	.13%	.13%	.13%	.13%
Net investment income (loss)	1.50% I,J	1.66%	1.51%	1.20%	1.34%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$164,717	$165,753	$140,653	$160,811	$95,143	$73,052
Portfolio turnover rate K	18 % I	80%	18%	27%	46%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Extended Market Index Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.91	$11.20	$14.17	$12.50	$10.86	$10.44
Income from Investment Operations
Net investment income (loss) B,C	.09	.18	.17	.16	.13	.12
Net realized and unrealized gain (loss)	.18	1.74	(2.75)	2.45	1.65	.53
Total from investment operations	.27	1.92	(2.58)	2.61	1.78	.65
Distributions from net investment income	(.03)	(.21)	(.16)	(.17)	(.14)	(.12)
Distributions from net realized gain	-	-	(.24)	(.77)	-	(.11)
Total distributions	(.03)	(.21)	(.39) D	(.94)	(.14)	(.23)
Net asset value, end of period	$13.15	$12.91	$11.20	$14.17	$12.50	$10.86
Total Return E,F,G	2.13%	17.34%	(18.22)%	21.16%	16.37%	6.24%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.23% J,K	.23%	.23%	.23%	.23%	.23% J
Expenses net of fee waivers, if any	.23 % J,K	.23%	.23%	.23%	.23%	.23% J
Expenses net of all reductions	.22% J,K	.22%	.23%	.23%	.23%	.23% J
Net investment income (loss)	1.40% J,K	1.56%	1.41%	1.10%	1.24%	1.58% J
Supplemental Data
Net assets, end of period (000 omitted)	$50,154	$40,805	$26,672	$23,331	$18,141	$2,133
Portfolio turnover rate L	18 % J	80%	18%	27%	46%	17% J

AFor the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Extended Market Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.90	$11.20	$14.16	$12.50	$10.87	$8.83
Income from Investment Operations
Net investment income (loss) A,B	.08	.17	.15	.14	.11	.12
Net realized and unrealized gain (loss)	.19	1.72	(2.73)	2.44	1.65	2.12
Total from investment operations	.27	1.89	(2.58)	2.58	1.76	2.24
Distributions from net investment income	(.03)	(.19)	(.14)	(.15)	(.13)	(.10)
Distributions from net realized gain	-	-	(.24)	(.77)	-	(.11)
Total distributions	(.03)	(.19)	(.38)	(.92)	(.13)	(.20) C
Net asset value, end of period	$13.14	$12.90	$11.20	$14.16	$12.50	$10.87
Total Return D,E,F	2.10%	17.11%	(18.30)%	20.93%	16.19%	25.44%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.38% I,J	.38%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.38 % I,J	.38%	.38%	.38%	.38%	.38%
Expenses net of all reductions	.37% I,J	.37%	.38%	.38%	.38%	.38%
Net investment income (loss)	1.25% I,J	1.41%	1.26%	.95%	1.09%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$9,909	$7,201	$6,224	$7,228	$4,824	$1,134
Portfolio turnover rate K	18 % I	80%	18%	27%	46%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP International Index Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.1%
	Shares	Value ($)
Australia - 4.8%
AGL Energy Ltd.	12,498	90,294
ALS Ltd.	9,976	93,236
Altium Ltd.	2,537	115,136
Alumina Ltd. (a)	49,621	56,108
AMP Ltd.	55,696	40,685
Ampol Ltd.	4,909	105,907
Ansell Ltd.	2,529	44,792
ANZ Group Holdings Ltd.	62,097	1,169,839
APA Group unit	26,545	141,488
Aristocrat Leisure Ltd.	13,205	438,339
ASX Ltd.	3,994	159,864
Atlas Arteria Ltd. unit	23,482	80,047
Aurizon Holdings Ltd.	38,016	92,566
Bank of Queensland Ltd.	13,554	52,533
Bendigo & Adelaide Bank Ltd.	11,814	90,554
BHP Group Ltd.	104,764	2,994,360
BlueScope Steel Ltd.	9,154	124,759
Brambles Ltd.	28,760	278,770
CAR Group Ltd.	7,764	182,573
Challenger Ltd.	9,152	42,798
Charter Hall Group unit	9,738	72,628
Cleanaway Waste Management Ltd.	45,962	84,932
Cochlear Ltd.	1,352	299,572
Coles Group Ltd.	27,680	314,465
Commonwealth Bank of Australia	34,620	2,941,841
Computershare Ltd.	11,736	206,218
Dexus unit unit	21,920	94,756
EBOS Group Ltd.	3,219	63,174
Endeavour Group Ltd.	28,107	94,688
Evolution Mining Ltd.	40,973	95,666
Fortescue Ltd.	34,967	499,420
Glencore PLC	229,690	1,306,999
Goodman Group unit	35,712	827,866
IDP Education Ltd.	5,622	56,819
IGO Ltd.	13,992	52,644
Iluka Resources Ltd.	8,948	39,098
Incitec Pivot Ltd.	40,114	77,604
Insurance Australia Group Ltd.	49,643	236,454
JB Hi-Fi Ltd.	2,255	92,079
Lendlease Group unit	13,783	49,743
Lynas Rare Earths Ltd. (a)	19,487	76,769
Macquarie Group Ltd.	7,403	1,010,870
Magellan Financial Group Ltd. warrants 4/16/27 (a)	252	12
Medibank Private Ltd.	56,862	141,489
Metcash Ltd.	22,689	53,581
Mineral Resources Ltd.	3,562	128,125
Mirvac Group unit	80,415	100,316
National Australia Bank Ltd.	64,320	1,554,552
NEXTDC Ltd. (a)	12,346	145,201
Northern Star Resources Ltd.	23,728	205,776
Orica Ltd.	9,971	118,865
Origin Energy Ltd.	35,546	257,520
Orora Ltd.	26,878	35,323
Pilbara Minerals Ltd.	58,390	119,583
Pro Medicus Ltd.	1,087	103,883
Qantas Airways Ltd. (a)	17,715	69,133
QBE Insurance Group Ltd.	30,874	358,165
Qube Holdings Ltd.	36,484	88,835
Ramsay Health Care Ltd.	3,830	121,260
REA Group Ltd.	1,071	140,507
Reece Ltd.	4,355	73,124
Rio Tinto Ltd.	7,675	609,279
Rio Tinto PLC	23,109	1,516,373
Santos Ltd.	67,130	340,579
Scentre Group unit	107,176	223,071
SEEK Ltd.	7,310	104,162
Seven Group Holdings Ltd.	3,245	81,567
Sonic Healthcare Ltd.	9,862	172,227
South32 Ltd.	93,189	226,086
Steadfast Group Ltd.	22,615	93,234
Stockland Corp. Ltd. unit	49,131	136,673
Suncorp Group Ltd.	26,268	305,082
Technology One Ltd.	6,040	74,945
Telstra Group Ltd.	83,751	202,250
The GPT Group	39,038	104,169
The Lottery Corp. Ltd.	46,213	156,301
Transurban Group unit	63,946	528,964
Treasury Wine Estates Ltd.	16,771	139,178
Vicinity Centres unit	79,769	98,446
Washington H. Soul Pattinson & Co. Ltd.	5,006	109,602
Wesfarmers Ltd.	23,461	1,020,121
Westpac Banking Corp.	72,304	1,313,412
Whitehaven Coal Ltd.	17,337	88,476
WiseTech Global Ltd.	3,783	253,121
Woodside Energy Group Ltd.	39,232	738,778
Woolworths Group Ltd.	25,257	569,326
WorleyParsons Ltd.	7,482	74,769
TOTAL AUSTRALIA		28,084,394
Austria - 0.2%
ams-OSRAM AG (a)	19,476	26,977
Andritz AG	1,467	90,887
BAWAG Group AG (b)	1,628	103,041
CA Immobilien Anlagen AG	865	28,680
DO & CO Restaurants & Catering AG	145	25,778
Erste Group Bank AG	7,314	346,529
Immofinanz AG (a)(c)	1,102	0
Mondi PLC	9,114	174,947
OMV AG	2,920	127,151
Raiffeisen International Bank-Holding AG	2,828	49,125
UNIQA Insurance Group AG	2,703	23,042
Verbund AG	1,733	136,691
Voestalpine AG	2,148	58,016
Wienerberger AG	2,152	71,353
TOTAL AUSTRIA		1,262,217
Belgium - 0.5%
Ackermans & Van Haaren SA	467	80,772
Aedifica SA	990	60,063
Ageas	3,545	162,035
Anheuser-Busch InBev SA NV	18,587	1,079,082
Cofinimmo SA	801	48,339
D'ieteren Group	454	96,318
Elia Group SA/NV	708	66,307
Groupe Bruxelles Lambert SA	2,018	144,042
KBC Group NV	6,988	493,182
Lotus Bakeries SA	8	82,506
Sofina SA	327	74,663
Solvay SA Class A	1,511	53,284
Syensqo SA	1,510	135,144
UCB SA	2,493	370,312
Umicore SA	4,114	61,911
Warehouses de Pauw	3,710	100,523
TOTAL BELGIUM		3,108,483
Brazil - 1.3%
3R Petroleum Oleo e Gas SA	4,584	22,534
Allos SA	8,400	31,736
Ambev SA	91,500	186,761
Atacadao SA	10,700	17,265
B3 SA - Brasil Bolsa Balcao	116,600	213,589
Banco Bradesco SA	29,794	59,640
Banco Bradesco SA (PN)	110,841	245,472
Banco BTG Pactual SA unit	23,800	131,600
Banco do Brasil SA	59,400	283,819
BB Seguridade Participacoes SA	14,200	83,649
Bradespar SA (PN)	5,214	17,265
BRF SA (a)	18,300	74,214
Caixa Seguridade Participacoes	10,300	26,367
CCR SA	20,900	43,519
Centrais Eletricas Brasileiras SA (Electrobras)	21,586	138,434
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	4,066	29,167
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	7,100	95,220
Companhia Energetica de Minas Gerais (CEMIG) (PN)	39,323	69,570
Companhia Paranaense de Energia-COPEL	7,300	10,826
Companhia Paranaense de Energia-COPEL (PN-B)	29,200	48,579
Companhia Siderurgica Nacional SA (CSN)	12,200	28,175
Compania de Saneamento do Parana	4,900	24,158
Cosan SA	24,300	58,858
Embraer SA (a)	14,200	91,828
Energisa SA unit	6,000	48,965
Eneva SA (a)	26,600	60,432
ENGIE Brasil Energia SA	5,250	41,595
Equatorial Energia SA	265	1,474
Equatorial Energia SA	18,393	100,979
Gerdau SA	28,470	93,608
Hapvida Participacoes e Investimentos SA (a)(b)	100,300	68,720
Hypera SA (a)	8,400	43,126
Itausa SA	115,504	202,903
Klabin SA unit	18,480	70,877
Localiza Rent a Car SA	17,668	132,745
Localiza Rent a Car SA rights 8/1/24 (a)	178	287
Lojas Renner SA	19,997	44,644
Magazine Luiza SA (a)	5,681	12,246
Multiplan Empreendimentos Imobiliarios SA	5,600	22,580
Natura & Co. Holding SA	17,393	48,351
Nu Holdings Ltd. Class A (a)	49,806	641,999
PagSeguro Digital Ltd. (a)	3,993	46,678
Petroleo Brasileiro SA - Petrobras:
(ON)	78,500	567,044
(PN) (non-vtg.)	93,400	635,744
PRIO SA	16,200	126,816
Raia Drogasil SA	23,116	106,191
Rede D'Oregon Sao Luiz SA (b)	21,299	103,636
Rumo SA	25,600	94,888
Santos Brasil Participacoes SA	13,000	31,744
Sendas Distribuidora SA	27,500	50,867
StoneCo Ltd. Class A (a)	5,454	65,393
Suzano SA	15,079	153,781
Telefonica Brasil SA	7,300	59,209
TIM SA	16,200	46,020
Totvs SA	9,100	49,536
Transmissora Alianca de Energia Eletrica SA	4,400	26,943
Ultrapar Participacoes SA	15,100	58,346
Vale SA	75,101	835,904
Vibra Energia SA	24,100	90,104
Weg SA	30,400	229,437
Wheaton Precious Metals Corp.	9,363	490,924
XP, Inc. (depository receipt)	7,457	130,462
Yara International ASA	3,368	97,031
TOTAL BRAZIL		7,764,474
Cameroon - 0.0%
Golar LNG Ltd.	2,117	66,368
Canada - 6.7%
Agnico Eagle Mines Ltd. (Canada)	10,285	672,711
Air Canada (a)	7,020	91,852
Alamos Gold, Inc.	8,227	129,053
Algonquin Power & Utilities Corp. (d)	14,212	83,524
Alimentation Couche-Tard, Inc. (multi-vtg.)	15,102	847,469
AltaGas Ltd.	6,095	137,712
ARC Resources Ltd.	12,338	220,146
AtkinsRealis	3,627	157,005
B2Gold Corp.	26,937	72,263
Bank of Montreal	14,994	1,258,551
Bank of Nova Scotia	25,107	1,148,493
Barrick Gold Corp. (Canada)	36,266	604,941
BCE, Inc.	6,237	202,011
Bombardier, Inc. Class B (sub. vtg.) (a)	1,803	115,622
Brookfield Asset Management Ltd. Class A	7,150	272,192
Brookfield Corp. (Canada) Class A	29,563	1,229,586
Brookfield Infrastructure Corp. Class A	2,477	83,378
CAE, Inc. (a)	6,579	122,198
Cameco Corp.	8,969	441,288
Canadian Imperial Bank of Commerce	19,262	915,897
Canadian National Railway Co.	11,943	1,411,283
Canadian Natural Resources Ltd.	44,358	1,580,034
Canadian Pacific Kansas City Ltd.	19,264	1,517,125
Canadian Tire Ltd. Class A (non-vtg.)	1,081	107,258
Canadian Utilities Ltd. Class A (non-vtg.)	2,573	55,577
CCL Industries, Inc. Class B	2,988	157,126
Celestica, Inc. (sub. vtg.) (a)	2,451	140,354
Cenovus Energy, Inc. (Canada)	27,457	539,687
CGI, Inc. Class A (sub. vtg.) (a)	4,257	424,907
Colliers International Group, Inc.	869	97,041
Constellation Software, Inc.	407	1,172,724
Constellation Software, Inc. warrants 3/31/40 (a)(c)	363	0
Descartes Systems Group, Inc. (Canada) (a)	1,749	169,460
Dollarama, Inc.	5,815	530,939
Element Fleet Management Corp.	8,065	146,733
Emera, Inc.	5,884	196,341
Empire Co. Ltd. Class A (non-vtg.)	3,089	78,961
Enbridge, Inc.	43,954	1,563,716
Fairfax Financial Holdings Ltd. (sub. vtg.)	469	533,547
Finning International, Inc.	2,977	87,283
FirstService Corp.	849	129,207
Fortis, Inc.	10,279	399,499
Franco-Nevada Corp.	3,986	472,592
George Weston Ltd.	1,226	176,357
Gibson Energy, Inc.	3,383	57,494
Gildan Activewear, Inc.	3,520	133,513
Great-West Lifeco, Inc.	5,604	163,485
Hydro One Ltd. (b)	6,591	191,990
iA Financial Corp., Inc.	2,054	128,986
Imperial Oil Ltd.	3,320	226,373
Intact Financial Corp.	3,689	614,838
Ivanhoe Mines Ltd. (a)	12,312	158,844
Keyera Corp.	4,748	131,502
Kinross Gold Corp.	25,332	210,907
Loblaw Companies Ltd.	3,019	350,218
Magna International, Inc. (sub. vtg.)	5,511	230,986
Manulife Financial Corp.	37,344	994,439
MEG Energy Corp. (a)	5,673	121,376
Methanex Corp.	1,395	67,351
Metro, Inc.	4,704	260,602
National Bank of Canada	7,010	556,014
Northland Power, Inc.	5,319	91,446
Nutrien Ltd.	10,222	520,421
Onex Corp. (sub. vtg.)	1,361	92,541
Open Text Corp.	5,611	168,488
Pan American Silver Corp.	7,523	149,520
Parkland Corp.	2,873	80,538
Pembina Pipeline Corp.	11,377	422,131
Power Corp. of Canada (sub. vtg.) (d)	11,338	315,099
Quebecor, Inc. Class B (sub. vtg.)	3,189	67,298
Restaurant Brands International, Inc.	6,462	455,347
Rogers Communications, Inc. Class B (non-vtg.)	7,711	285,206
Royal Bank of Canada	29,086	3,096,653
Saputo, Inc.	5,106	114,657
Shopify, Inc. Class A (a)	24,965	1,649,856
Stantec, Inc.	2,358	197,406
Sun Life Financial, Inc.	12,116	594,087
Suncor Energy, Inc.	26,669	1,016,621
TC Energy Corp.	21,456	813,353
Teck Resources Ltd. Class B (sub. vtg.)	9,476	454,111
TELUS Corp.	10,041	152,004
TFI International, Inc. (Canada)	1,638	237,837
The Toronto-Dominion Bank	36,689	2,016,749
Thomson Reuters Corp.	3,091	521,045
TMX Group Ltd.	5,710	158,939
Toromont Industries Ltd.	1,706	151,053
Tourmaline Oil Corp.	6,816	309,150
Veren, Inc.	11,999	94,638
West Fraser Timber Co. Ltd.	1,187	91,165
Whitecap Resources, Inc.	12,182	89,136
WSP Global, Inc.	2,579	401,597
TOTAL CANADA		39,900,653
Chile - 0.2%
Antofagasta PLC	7,125	190,042
Banco de Chile	898,993	100,317
Banco de Credito e Inversiones	1,618	45,529
Banco Santander Chile	1,266,968	59,508
Cencosud SA	27,170	51,248
Compania Sud Americana de Vapores SA	306,044	19,435
Empresas CMPC SA	22,865	43,006
Empresas COPEC SA	7,625	58,744
Enel Americas SA	393,923	36,669
Enel Chile SA	504,829	28,486
Falabella SA (a)	16,204	49,953
LATAM Airlines Group SA	3,071,396	41,907
Lundin Mining Corp.	13,573	151,103
TOTAL CHILE		875,947
China - 5.7%
AAC Technology Holdings, Inc.	14,500	57,004
Agricultural Bank of China Ltd. (H Shares)	636,000	272,023
Airtac International Group	3,092	93,971
Akeso, Inc. (a)(b)(d)	10,000	48,341
Alibaba Group Holding Ltd.	307,056	2,767,446
Alibaba Health Information Technology Ltd. (a)	120,000	48,098
Aluminum Corp. of China Ltd. (H Shares)	80,000	54,603
Anhui Conch Cement Co. Ltd. (H Shares)	24,000	57,164
Anta Sports Products Ltd.	24,600	236,264
Autohome, Inc. ADR Class A	1,184	32,501
Baidu, Inc. Class A (a)	46,890	507,633
Bank of China Ltd. (H Shares)	1,729,000	852,428
Bank of Communications Co. Ltd. (H Shares)	442,000	346,964
BeiGene Ltd. (a)	16,154	176,358
Bilibili, Inc. Class Z (a)(d)	5,042	78,385
BOC Hong Kong (Holdings) Ltd.	74,500	229,442
Brilliance China Automotive Holdings Ltd.	54,000	56,773
BYD Co. Ltd. (H Shares)	19,293	572,980
BYD Electronic International Co. Ltd.	15,500	77,410
CGN Power Co. Ltd. (H Shares) (b)	218,000	96,032
China CITIC Bank Corp. Ltd. (H Shares)	188,000	120,614
China Coal Energy Co. Ltd. (H Shares)	43,000	50,219
China Construction Bank Corp. (H Shares)	2,039,000	1,507,274
China Everbright International Ltd.	75,000	37,649
China Feihe Ltd. (b)	70,000	32,360
China Galaxy Securities Co. Ltd. (H Shares)	69,500	36,401
China Gas Holdings Ltd.	60,600	54,322
China Hongqiao Group Ltd.	44,500	67,356
China International Capital Corp. Ltd. (H Shares) (b)	29,600	32,939
China Life Insurance Co. Ltd. (H Shares)	154,000	217,717
China Longyuan Power Grid Corp. Ltd. (H Shares)	68,000	61,129
China Mengniu Dairy Co. Ltd.	62,000	111,153
China Merchants Bank Co. Ltd. (H Shares)	68,500	310,963
China Merchants Holdings International Co. Ltd.	26,353	39,214
China Minsheng Banking Corp. Ltd. (H Shares)	134,800	46,607
China National Building Materials Co. Ltd. (H Shares)	92,000	32,987
China Oilfield Services Ltd. (H Shares)	38,000	36,496
China Overseas Land and Investment Ltd.	77,000	133,509
China Pacific Insurance (Group) Co. Ltd. (H Shares)	53,200	129,848
China Petroleum & Chemical Corp. (H Shares)	504,000	326,575
China Power International Development Ltd.	100,000	51,863
China Railway Group Ltd. (H Shares)	87,000	48,017
China Resource Gas Group Ltd.	18,500	64,793
China Resources Beer Holdings Co. Ltd.	32,000	107,646
China Resources Land Ltd.	59,000	200,594
China Resources Mixc Lifestyle Services Ltd. (b)	12,245	40,534
China Resources Power Holdings Co. Ltd.	38,000	116,544
China Shenhua Energy Co. Ltd. (H Shares)	70,000	322,254
China State Construction International Holdings Ltd.	36,000	49,143
China Tower Corp. Ltd. (H Shares) (b)	964,000	124,681
ChinaSoft International Ltd.	54,000	28,421
Chow Tai Fook Jewellery Group Ltd.	47,000	50,858
CITIC Pacific Ltd.	132,000	120,015
CITIC Securities Co. Ltd. (H Shares)	30,175	44,437
Cmoc Group Ltd. (H Shares)	75,000	68,574
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	68,000	118,949
Country Garden Holdings Co. Ltd. (a)(d)	223,129	21,420
Country Garden Services Holdings Co. Ltd.	44,000	27,158
CRRC Corp. Ltd. (H Shares)	90,000	58,086
CSPC Pharmaceutical Group Ltd.	172,400	137,319
Daqo New Energy Corp. ADR (a)	1,147	16,746
ENN Energy Holdings Ltd.	15,700	129,375
ESR Group Ltd. (b)	46,200	60,700
Far East Horizon Ltd.	38,000	24,720
Full Truck Alliance Co. Ltd. ADR	13,791	110,880
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	12,400	72,011
Ganfeng Lithium Group Co. Ltd. (H Shares) (b)	7,880	15,358
GCL Technology Holdings Ltd.	421,000	62,538
Geely Automobile Holdings Ltd. (e)	108,000	103
Geely Automobile Holdings Ltd.	108,000	121,567
Genscript Biotech Corp. (a)	22,000	23,439
Giant Biogene Holding Co. Ltd. (b)	8,800	51,668
Great Wall Motor Co. Ltd. (H Shares)	48,000	74,006
H World Group Ltd.	29,200	97,135
Haidilao International Holding Ltd. (b)	36,000	64,725
Haier Smart Home Co. Ltd.	47,800	159,310
Hansoh Pharmaceutical Group Co. Ltd. (b)	22,000	45,977
Hengan International Group Co. Ltd.	13,500	41,145
Horizon Construction Development Ltd. (a)	7,037	1,352
Huaneng Power International, Inc. (H Shares)	86,000	63,764
Huatai Securities Co. Ltd. (H Shares) (b)	28,200	31,165
Hygeia Healthcare Holdings Co. (b)	7,200	25,955
Industrial & Commercial Bank of China Ltd. (H Shares)	1,472,000	874,636
Innovent Biologics, Inc. (a)(b)	28,000	131,949
iQIYI, Inc. ADR (a)	9,869	36,219
JD Health International, Inc. (a)(b)	21,000	57,145
JD Logistics, Inc. (a)(b)	39,700	42,603
JD.com, Inc. Class A	50,804	659,805
Kanzhun Ltd. ADR	6,895	129,695
KE Holdings, Inc. ADR	13,680	193,572
Kingboard Chemical Holdings Ltd.	13,500	31,775
Kingdee International Software Group Co. Ltd. (a)	60,000	56,242
Kingsoft Corp. Ltd.	19,800	57,176
Kuaishou Technology Class B (a)(b)	52,000	307,310
Kunlun Energy Co. Ltd.	82,000	85,055
Lenovo Group Ltd.	140,000	197,566
Li Auto, Inc. Class A (a)	24,060	215,469
Li Ning Co. Ltd.	47,500	102,797
Longfor Properties Co. Ltd. (b)	36,447	50,033
Meituan Class B (a)(b)	89,730	1,275,448
MINISO Group Holding Ltd. ADR	2,528	48,209
NetEase, Inc.	36,005	687,549
New China Life Insurance Co. Ltd. (H Shares)	18,000	34,345
New Oriental Education & Technology Group, Inc. (a)	30,910	237,578
NIO, Inc. sponsored ADR (a)(d)	28,926	120,332
Nongfu Spring Co. Ltd. (H Shares) (b)	36,400	172,700
PDD Holdings, Inc. ADR (a)	14,281	1,898,659
People's Insurance Co. of China Group Ltd. (H Shares)	168,000	57,656
PetroChina Co. Ltd. (H Shares)	436,000	441,078
PICC Property & Casualty Co. Ltd. (H Shares)	142,000	176,385
Ping An Insurance Group Co. of China Ltd. (H Shares)	129,500	586,710
Pop Mart International Group Ltd. (b)	14,200	69,554
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	157,000	92,080
Prosus NV	31,339	1,114,367
Qifu Technology, Inc. ADR	2,727	53,804
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	51,200	24,390
Shenzhou International Group Holdings Ltd.	16,500	161,534
Silergy Corp.	7,000	99,480
Sinopharm Group Co. Ltd. (H Shares)	27,600	73,338
SITC International Holdings Co. Ltd.	27,000	73,300
Smoore International Holdings Ltd. (b)(d)	37,000	44,870
Sunny Optical Technology Group Co. Ltd.	14,700	90,827
TAL Education Group ADR (a)	9,528	101,664
Tencent Holdings Ltd.	126,700	6,010,690
Tencent Music Entertainment Group ADR	12,947	181,905
Tingyi (Cayman Islands) Holding Corp.	38,000	45,790
Tongcheng Travel Holdings Ltd.	22,800	45,372
Topsports International Holdings Ltd. (b)	57,000	30,292
Trip.com Group Ltd. (a)	11,510	544,721
Tsingtao Brewery Co. Ltd. (H Shares)	12,000	80,061
Vipshop Holdings Ltd. ADR	5,593	72,821
Want Want China Holdings Ltd.	101,000	61,047
Weichai Power Co. Ltd. (H Shares)	38,000	72,700
Wharf Holdings Ltd.	20,000	56,217
Wilmar International Ltd.	62,300	142,426
WuXi AppTec Co. Ltd. (H Shares) (b)	7,352	27,491
Wuxi Biologics (Cayman), Inc. (a)(b)	74,000	108,905
Xiaomi Corp. Class B (a)(b)	317,800	668,081
Xinyi Glass Holdings Ltd.	47,992	52,607
Xinyi Solar Holdings Ltd.	95,236	47,929
XPeng, Inc. Class A (a)	25,394	93,659
Yadea Group Holdings Ltd. (b)	24,000	30,334
Yangzijiang Shipbuilding Holdings Ltd.	55,000	99,779
Yankuang Energy Group Co. Ltd. (H Shares)	59,800	85,461
Yum China Holdings, Inc.	8,413	259,457
Zhaojin Mining Industry Co. Ltd. (H Shares)	30,000	50,326
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	11,500	45,358
Zijin Mining Group Co. Ltd. (H Shares)	118,000	249,024
ZTE Corp. (H Shares)	15,600	34,520
ZTO Express, Inc. sponsored ADR	8,763	181,832
TOTAL CHINA		33,485,806
Colombia - 0.0%
Bancolombia SA	5,720	48,645
Interconexion Electrica SA ESP	8,986	39,401
TOTAL COLOMBIA		88,046
Czech Republic - 0.0%
CEZ A/S	3,544	133,328
Komercni Banka A/S	1,595	53,357
MONETA Money Bank A/S (b)	7,252	31,685
TOTAL CZECH REPUBLIC		218,370
Denmark - 2.3%
A.P. Moller - Maersk A/S:
Series A	4	6,789
Series B	93	161,294
Ascendis Pharma A/S sponsored ADR (a)	977	133,243
Carlsberg A/S Series B	1,875	225,101
Coloplast A/S Series B	2,564	308,227
Danske Bank A/S	14,088	419,773
Demant A/S (a)	1,955	84,613
DSV A/S	3,720	569,974
Genmab A/S (a)	1,365	342,060
Novo Nordisk A/S Series B	66,752	9,551,201
Novonesis (NOVOZYMES) B Series B	7,286	445,808
ORSTED A/S (a)(b)	3,910	208,080
Pandora A/S	1,735	261,848
Svitzer A/S	190	7,081
Tryg A/S	7,284	159,196
Vestas Wind Systems A/S (a)	20,866	483,840
TOTAL DENMARK		13,368,128
Egypt - 0.0%
Abou Kir Fertilizers & Chemical Industries	6,862	8,372
Commercial International Bank SAE	53,931	86,909
Eastern Co. SAE	25,693	9,725
EFG Holding SAE	23,087	9,469
Elsewedy Electric Co.	9,945	9,786
Misr Fertilizers Production Co. SAE	7,090	6,643
Talaat Moustafa Group Holding	22,211	26,308
TOTAL EGYPT		157,212
Finland - 0.7%
Elisa Corp. (A Shares)	3,116	142,961
Fortum Corp.	9,083	132,780
Huhtamaki Oyj	2,018	80,958
Kesko Oyj	5,657	99,297
Kone OYJ (B Shares)	8,346	411,959
Metso Corp.	14,553	154,047
Neste OYJ	8,906	158,923
Nokia Corp.	109,073	415,139
Nordea Bank Abp	73,162	870,434
Orion Oyj (B Shares)	2,227	95,066
Sampo Oyj (A Shares)	9,668	415,193
Stora Enso Oyj (R Shares)	12,684	173,263
UPM-Kymmene Corp.	11,039	385,641
Valmet Corp.	3,225	92,182
Wartsila Corp.	10,030	193,349
TOTAL FINLAND		3,821,192
France - 5.2%
Accor SA	3,654	149,878
Air Liquide SA	11,911	2,055,689
Airbus Group NV	12,746	1,749,347
Arkema SA	1,302	113,154
AXA SA	36,166	1,185,204
BNP Paribas SA	20,874	1,334,936
Bouygues SA	4,028	129,284
Bureau Veritas SA	5,905	163,538
Capgemini SA	3,208	637,229
Carrefour SA	10,992	155,759
Compagnie de St.-Gobain	10,468	814,140
Compagnie Generale des Etablissements Michelin SCA Series B	14,783	571,379
Credit Agricole SA	23,386	319,327
Danone SA	13,059	799,861
Dassault Systemes SA	13,854	520,924
Edenred SA	5,154	217,530
Eiffage SA	1,569	144,104
Engie SA	36,278	519,514
EssilorLuxottica SA	6,036	1,300,608
Getlink SE	6,742	111,554
Hermes International SCA	699	1,601,991
Kering SA	1,429	519,792
L'Oreal SA	4,755	2,092,987
Legrand SA	5,459	541,834
LVMH Moet Hennessy Louis Vuitton SE	5,391	4,139,162
Orange SA	37,996	381,119
Pernod Ricard SA	4,124	559,583
Publicis Groupe SA	4,822	513,210
Renault SA	3,911	200,377
Safran SA	7,156	1,508,187
Sartorius Stedim Biotech	583	95,715
Societe Generale Series A	14,275	335,621
Sodexo SA	1,681	151,222
Teleperformance	1,310	137,966
Thales SA	1,956	313,169
TotalEnergies SE	46,383	3,105,516
Unibail-Rodamco-Westfield NV	2,099	165,267
Veolia Environnement SA	12,552	375,968
VINCI SA	10,480	1,104,638
Vivendi SA	12,807	133,810
TOTAL FRANCE		30,970,093
Germany - 4.6%
adidas AG	3,424	817,726
Allianz SE	8,102	2,250,176
BASF AG	18,451	891,969
Bayer AG	20,310	572,498
Bayerische Motoren Werke AG (BMW)	5,992	566,792
Beiersdorf AG	2,036	297,741
BioNTech SE ADR (a)	1,857	149,229
Brenntag SE	3,054	205,922
Carl Zeiss Meditec AG	757	53,223
Commerzbank AG	21,515	326,844
Continental AG	2,233	126,471
Covestro AG (a)(b)	3,905	229,177
Daimler Truck Holding AG	10,717	426,614
Deutsche Bank AG	42,160	673,115
Deutsche Borse AG	3,929	803,074
Deutsche Lufthansa AG	12,218	74,715
Deutsche Telekom AG	72,227	1,815,462
DHL Group	19,471	790,657
E.ON SE	46,403	609,016
Fresenius Medical Care AG & Co. KGaA	4,123	157,568
Fresenius SE & Co. KGaA (a)	8,508	254,033
GEA Group AG	3,101	129,188
Hannover Reuck SE	1,248	316,360
HeidelbergCement AG	2,734	283,487
Henkel AG & Co. KGaA	1,999	157,276
Infineon Technologies AG	26,957	989,330
Knorr-Bremse AG	1,369	104,639
LEG Immobilien AG	1,530	124,956
Mercedes-Benz Group AG (Germany)	16,595	1,148,565
Merck KGaA	2,672	442,829
MTU Aero Engines AG	1,113	284,642
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,822	1,411,377
Nemetschek SE	1,152	113,319
Puma AG	2,088	95,863
Rheinmetall AG	900	458,506
RWE AG	13,981	478,386
SAP SE	21,075	4,233,453
Scout24 AG (b)	1,550	118,190
Siemens AG	15,546	2,893,506
Siemens Energy AG (a)	10,569	275,162
Siemens Healthineers AG (b)	5,833	336,081
Symrise AG	2,746	336,137
Vonovia SE	16,835	478,682
Zalando SE (a)(b)	4,517	105,892
TOTAL GERMANY		27,407,848
Greece - 0.1%
Alpha Services and Holdings SA (a)	41,611	67,892
Eurobank Ergasias Services and Holdings SA	51,473	111,408
GEK Terna Holding Real Estate Construction SA	1,160	20,548
Hellenic Telecommunications Organization SA	3,836	55,214
Jumbo SA	2,238	64,426
Metlen Energy & Metals SA	2,166	80,864
Motor Oil (HELLAS) Corinth Refineries SA	1,324	33,236
National Bank of Greece SA (a)	11,340	94,533
OPAP SA	3,935	61,696
Piraeus Financial Holdings SA (a)	21,036	76,551
Public Power Corp. of Greece (a)	4,383	52,760
Star Bulk Carriers Corp. (d)	1,496	36,472
Terna Energy SA	1,096	22,877
TOTAL GREECE		778,477
Guatemala - 0.0%
Millicom International Cellular SA (depository receipt) (a)	2,510	61,098
Hong Kong - 1.0%
AIA Group Ltd.	234,000	1,583,185
ASMPT Ltd.	6,400	89,250
CK Asset Holdings Ltd.	39,134	146,582
CK Infrastructure Holdings Ltd.	12,500	70,591
CLP Holdings Ltd.	34,500	279,040
Futu Holdings Ltd. ADR (a)	1,181	77,480
Hang Lung Properties Ltd.	36,000	30,633
Hang Seng Bank Ltd.	15,000	192,853
Henderson Land Development Co. Ltd.	27,610	74,027
HKT Trust/HKT Ltd. unit	75,000	84,133
Hong Kong & China Gas Co. Ltd.	223,403	169,933
Hong Kong Exchanges and Clearing Ltd.	24,643	788,654
Hongkong Land Holdings Ltd.	21,815	70,462
Jardine Matheson Holdings Ltd.	4,203	148,702
Link (REIT)	53,244	206,934
MTR Corp. Ltd.	31,971	100,919
New World Development Co. Ltd. (d)	28,250	26,445
Orient Overseas International Ltd.	2,500	40,562
Power Assets Holdings Ltd.	28,000	151,491
Prudential PLC	56,822	515,206
Sino Biopharmaceutical Ltd.	203,250	69,493
Sino Land Ltd.	71,897	74,115
Sun Hung Kai Properties Ltd.	31,000	268,601
Swire Pacific Ltd. (A Shares)	9,000	79,523
Swire Properties Ltd.	21,600	34,409
Techtronic Industries Co. Ltd.	27,500	314,123
WH Group Ltd. (b)	162,000	106,630
Wharf Real Estate Investment Co. Ltd.	32,000	84,825
TOTAL HONG KONG		5,878,801
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	9,417	73,486
OTP Bank PLC	4,687	232,883
Richter Gedeon PLC	2,702	70,186
TOTAL HUNGARY		376,555
India - 4.0%
Adani Enterprises Ltd.	7,543	287,489
Adani Green Energy Ltd. (a)	7,858	168,622
Adani Ports & Special Economic Zone Ltd.	14,732	261,219
Adani Power Ltd. (a)	15,929	137,314
Asian Paints Ltd.	9,331	326,521
Axis Bank Ltd.	47,193	716,298
Bajaj Auto Ltd.	1,404	160,032
Bajaj Finance Ltd.	5,752	490,984
Bharat Electronics Ltd.	73,912	271,228
Bharat Petroleum Corp. Ltd. (a)	19,720	71,903
Bharat Petroleum Corp. Ltd.	19,720	71,903
Bharti Airtel Ltd.	52,378	907,342
Coal India Ltd.	47,084	267,246
DLF Ltd.	12,760	126,245
GAIL India Ltd.	55,587	146,402
HCL Technologies Ltd.	21,848	382,547
HDFC Bank Ltd.	116,220	2,347,731
Hindalco Industries Ltd.	30,229	251,502
Hindustan Aeronautics Ltd.	3,862	243,887
Hindustan Unilever Ltd.	18,478	548,186
ICICI Bank Ltd.	107,375	1,545,992
Indian Oil Corp. Ltd.	78,730	156,430
IndusInd Bank Ltd.	11,906	209,168
Infosys Ltd.	73,763	1,384,735
InterGlobe Aviation Ltd. (a)(b)	3,048	154,602
ITC Ltd.	61,934	315,686
Jio Financial Services Ltd.	66,922	287,524
Kotak Mahindra Bank Ltd.	22,597	488,614
Larsen & Toubro Ltd.	13,925	592,753
Ltimindtree Ltd. (b)	1,898	122,610
Mahindra & Mahindra Ltd.	19,800	680,894
Maruti Suzuki India Ltd.	2,861	413,012
NTPC Ltd.	98,184	445,630
Oil & Natural Gas Corp. Ltd.	80,613	265,163
Power Finance Corp. Ltd.	29,980	174,463
Power Grid Corp. of India Ltd.	94,179	373,901
REC Ltd.	25,547	161,016
Reliance Industries Ltd.	71,341	2,679,379
Shriram Finance Ltd.	5,747	200,723
State Bank of India	36,905	375,843
Sun Pharmaceutical Industries Ltd.	22,323	407,266
Suzlon Energy Ltd. (a)	208,076	131,944
Tata Consultancy Services Ltd.	21,167	991,347
Tata Motors Ltd.	37,099	440,481
Tata Power Co. Ltd./The	34,971	184,838
Tata Steel Ltd.	169,003	352,784
Titan Co. Ltd.	8,635	352,628
Trent Ltd.	3,746	246,250
Ultratech Cement Ltd.	2,397	335,506
Varun Beverages Ltd.	9,668	188,986
Vedanta Ltd.	24,628	134,130
Wipro Ltd.	29,081	179,582
Yes Bank Ltd. (a)	363,201	103,217
Zomato Ltd. (a)	113,393	272,816
TOTAL INDIA		23,534,514
Indonesia - 0.4%
PT Adaro Energy Indonesia Tbk	297,500	50,689
PT Aneka Tambang Tbk	179,700	13,718
PT Astra International Tbk	418,400	113,958
PT Bank Central Asia Tbk	1,146,700	695,023
PT Bank Mandiri (Persero) Tbk	925,900	346,392
PT Bank Negara Indonesia (Persero) Tbk	307,900	87,622
PT Bank Rakyat Indonesia (Persero) Tbk	1,471,851	412,702
PT Barito Pacific Tbk	551,120	33,320
PT Bumi Resources Minerals Tbk (a)	1,802,100	16,068
PT Bumi Resources Tbk (a)	3,705,700	17,652
PT Charoen Pokphand Indonesia Tbk	146,300	45,342
PT GoTo Gojek Tokopedia Tbk (a)	20,848,700	63,660
PT Indah Kiat Pulp & Paper Tbk	53,900	29,295
PT Indofood CBP Sukses Makmur Tbk	46,100	28,997
PT Indofood Sukses Makmur Tbk	93,500	34,688
PT Indosat Tbk	42,000	27,444
PT Kalbe Farma Tbk	399,000	37,159
PT Merdeka Copper Gold Tbk (a)	208,988	30,375
PT Mitra Adiperkasa Tbk	163,200	14,700
PT Mitra Keluarga Karyasehat Tbk	116,000	21,394
PT Perusahaan Gas Negara Tbk Series B	223,300	21,000
PT Sarana Menara Nusantara Tbk	458,900	20,598
PT Semen Indonesia (Persero) Tbk	65,491	14,918
PT Sumber Alfaria Trijaya Tbk	380,700	63,934
PT Telkom Indonesia Persero Tbk	981,900	186,548
PT United Tractors Tbk	30,300	40,662
TOTAL INDONESIA		2,467,858
Ireland - 0.3%
AerCap Holdings NV	4,184	389,949
AIB Group PLC	31,954	168,916
Bank of Ireland Group PLC	20,533	214,797
Kerry Group PLC Class A	3,197	259,013
Kingspan Group PLC (Ireland)	3,221	274,238
Smurfit Kappa Group PLC	5,397	240,445
TOTAL IRELAND		1,547,358
Israel - 0.5%
Airport City Ltd. (a)	1,368	19,257
Alony Hetz Properties & Investments Ltd.	3,131	20,889
Amot Investments Ltd.	4,488	18,132
Azrieli Group	737	43,121
Bank Hapoalim BM (Reg.)	26,050	229,727
Bank Leumi le-Israel BM	31,528	256,251
Bezeq The Israel Telecommunication Corp. Ltd.	42,715	47,903
Big Shopping Centers Ltd. (a)	248	23,820
Camtek Ltd.	551	68,270
Check Point Software Technologies Ltd. (a)	1,910	315,150
Clal Insurance Enterprises Holdings Ltd. (a)	1,308	18,488
Delek Group Ltd.	187	19,699
Elbit Systems Ltd. (Israel)	516	89,971
Electra Israel Ltd.	45	14,987
Enlight Renewable Energy Ltd. (a)	2,493	39,502
First International Bank of Israel	1,089	41,171
Global-e Online Ltd. (a)(d)	1,984	71,960
Harel Insurance Investments and Financial Services Ltd.	2,139	17,119
Icl Group Ltd.	14,766	63,760
Isracard Ltd.	3,814	12,713
Israel Corp. Ltd. (Class A)	89	19,842
Israel Discount Bank Ltd. (Class A)	25,612	127,409
JFrog Ltd. (a)	1,631	61,244
Kornit Digital Ltd. (a)(d)	1,037	15,182
Melisron Ltd.	541	35,692
Mivne Real Estate KD Ltd.	12,782	29,847
Mizrahi Tefahot Bank Ltd.	3,100	104,723
NICE Ltd. (a)	1,309	213,511
Nova Ltd. (a)	586	137,145
Perion Network Ltd. (a)	949	7,924
Plus500 Ltd.	1,357	38,871
Reit 1 Ltd.	4,219	15,537
Sapiens International Corp. NV	621	20,682
Shufersal Ltd.	5,667	37,058
Strauss Group Ltd.	1,040	15,364
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	23,177	376,626
The Phoenix Holdings Ltd.	3,447	31,393
Tower Semiconductor Ltd. (a)	2,263	86,992
Wix.com Ltd. (a)	1,174	186,748
ZIM Integrated Shipping Services Ltd.	1,956	43,365
TOTAL ISRAEL		3,037,045
Italy - 1.6%
A2A SpA	31,934	63,594
Amplifon SpA	1,879	66,889
Amplifon SpA rights (a)	1,879	0
Assicurazioni Generali SpA	22,937	572,104
Azimut Holding SpA	2,232	52,636
Banca Popolare di Sondrio SCARL	9,456	67,648
Banco BPM SpA	31,271	201,407
BPER Banca	21,916	110,806
Brunello Cucinelli SpA	709	70,995
Buzzi SpA	1,970	79,285
Davide Campari Milano NV	11,714	110,698
Enel SpA	159,747	1,108,451
Eni SpA	49,639	762,189
Ferrari NV (Italy)	2,606	1,062,494
FinecoBank SpA	12,595	187,762
Hera SpA	16,839	57,600
Infrastrutture Wireless Italiane SpA (b)	7,360	76,851
Interpump Group SpA	1,687	74,942
Intesa Sanpaolo SpA	332,608	1,236,109
Italgas SpA (d)	9,976	49,167
Leonardo SpA	8,351	193,895
Mediobanca SpA	13,198	193,500
Moncler SpA	4,261	260,383
Nexi SpA (a)(b)	17,625	107,477
Poste Italiane SpA (b)	9,527	121,364
Prada SpA	10,600	79,272
Prysmian SpA	5,708	353,453
Recordati SpA	2,077	108,326
Reply SpA	449	66,262
Ryanair Holdings PLC sponsored ADR	1,748	203,537
Snam SpA	42,403	187,252
Telecom Italia SpA (a)(d)	194,569	46,572
Telecom Italia SpA (Risparmio Shares) (a)	9,339	2,429
Terna - Rete Elettrica Nazionale	29,123	225,124
UniCredit SpA	35,397	1,309,902
Unipol Gruppo SpA	7,050	70,066
TOTAL ITALY		9,540,441
Japan - 16.2%
Activia Properties, Inc.	15	33,981
Adeka Corp.	2,100	42,460
Advance Residence Investment Corp.	30	61,132
Advantest Corp.	15,800	640,310
AEON Co. Ltd.	18,000	385,254
AGC, Inc. (d)	4,500	146,424
Aica Kogyo Co. Ltd.	1,300	28,358
Air Water, Inc.	4,700	63,865
Aisin Seiki Co. Ltd.	3,800	124,141
Ajinomoto Co., Inc.	10,800	380,108
Alfresa Holdings Corp.	4,300	59,100
Alps Alpine Co. Ltd.	4,200	40,271
Amada Co. Ltd.	7,400	82,277
Ana Holdings, Inc.	3,300	60,995
Aozora Bank Ltd. (d)	2,400	39,316
Asahi Group Holdings	10,500	371,538
ASAHI INTECC Co. Ltd.	4,800	67,387
Asahi Kasei Corp.	28,900	185,570
Asics Corp.	15,200	234,356
Astellas Pharma, Inc.	37,400	368,979
Azbil Corp.	2,500	69,831
Bandai Namco Holdings, Inc.	13,800	270,361
BayCurrent Consulting, Inc.	2,800	56,685
Biprogy, Inc.	1,600	44,441
Bridgestone Corp.	12,100	477,459
Brother Industries Ltd.	5,300	93,620
Calbee, Inc.	2,200	42,305
Canon, Inc. (d)	20,900	566,968
Capcom Co. Ltd.	7,000	132,418
Casio Computer Co. Ltd.	4,500	33,692
Central Japan Railway Co.	21,300	461,723
Chiba Bank Ltd.	15,000	134,449
Chubu Electric Power Co., Inc.	15,700	185,469
Chugai Pharmaceutical Co. Ltd.	13,200	470,030
Chugoku Electric Power Co., Inc.	6,700	43,910
Coca-Cola Bottlers Japan, Inc.	3,200	40,226
COMSYS Holdings Corp.	2,500	48,260
Concordia Financial Group Ltd.	24,300	143,940
Cosmo Energy Holdings Co. Ltd.	1,500	75,720
Cosmos Pharmaceutical Corp.	500	40,315
Credit Saison Co. Ltd.	3,200	66,626
CyberAgent, Inc.	8,700	54,525
Dai Nippon Printing Co. Ltd.	5,400	182,199
Dai-ichi Mutual Life Insurance Co.	20,500	548,987
Daicel Chemical Industries Ltd.	5,700	54,889
Daifuku Co. Ltd.	7,900	148,377
Daiichi Sankyo Kabushiki Kaisha	40,300	1,400,576
Daikin Industries Ltd.	6,100	849,216
Daito Trust Construction Co. Ltd.	1,400	144,916
Daiwa House Industry Co. Ltd.	13,600	346,254
Daiwa House REIT Investment Corp.	45	68,901
Daiwa Securities Group, Inc.	30,100	231,087
DENSO Corp.	45,000	702,407
Dentsu Group, Inc.	4,800	121,538
Dexerials Corp.	1,200	56,035
Dic Corp.	1,700	32,351
Disco Corp.	1,843	701,998
Dmg Mori Co. Ltd.	2,600	68,008
Dowa Holdings Co. Ltd.	1,200	42,908
East Japan Railway Co.	23,500	391,267
Ebara Corp.	8,500	135,575
Eisai Co. Ltd.	6,100	251,098
Electric Power Development Co. Ltd.	3,696	57,784
ENEOS Holdings, Inc.	62,700	323,121
Exeo Group, Inc.	4,400	43,932
Ezaki Glico Co. Ltd.	1,200	31,210
FANUC Corp.	19,500	535,328
Fast Retailing Co. Ltd.	4,200	1,062,353
Food & Life Companies Ltd.	2,400	38,905
Frontier Real Estate Investment Corp.	11	30,078
Fuji Electric Co. Ltd.	3,100	177,136
FUJIFILM Holdings Corp.	25,700	602,837
Fujikura Ltd.	5,700	112,799
Fujitsu Ltd.	35,900	563,037
Fukuoka Financial Group, Inc.	3,900	105,024
GLP J-REIT	102	83,284
GMO Payment Gateway, Inc.	1,000	55,366
GOLDWIN, Inc.	800	43,814
Hakuhodo DY Holdings, Inc.	6,200	45,385
Hamamatsu Photonics K.K.	3,000	80,591
Hankyu Hanshin Holdings, Inc.	5,300	141,379
Harmonic Drive Systems, Inc.	1,200	33,950
Haseko Corp.	4,500	49,836
Hikari Tsushin, Inc.	500	93,660
Hirose Electric Co. Ltd.	600	66,532
Hisamitsu Pharmaceutical Co., Inc.	1,600	37,055
Hitachi Construction Machinery Co. Ltd.	2,100	56,312
Hitachi Ltd.	96,000	2,161,567
Honda Motor Co. Ltd.	103,400	1,111,549
Horiba Ltd.	900	73,001
Hoshizaki Corp.	2,400	76,338
House Foods Group, Inc.	1,600	28,314
Hoya Corp.	7,300	853,657
Hulic Co. Ltd. (d)	12,400	110,215
Ibiden Co. Ltd.	2,900	118,704
Idemitsu Kosan Co. Ltd.	23,135	150,367
IHI Corp.	3,200	95,955
Iida Group Holdings Co. Ltd.	3,500	46,243
Industrial & Infrastructure Fund Investment Corp.	52	40,961
INPEX Corp.	19,200	281,961
Internet Initiative Japan, Inc.	2,700	39,998
Invincible Investment Corp.	140	56,904
Isetan Mitsukoshi Holdings Ltd.	8,200	154,134
Isuzu Motors Ltd.	12,900	171,499
ITO EN Ltd.	1,300	28,213
Itochu Corp.	30,200	1,484,578
Iwatani Corp.	1,100	64,078
J. Front Retailing Co. Ltd.	5,700	59,499
Japan Airlines Co. Ltd.	3,000	47,400
Japan Airport Terminal Co. Ltd.	1,900	64,962
Japan Exchange Group, Inc.	10,800	253,296
Japan Hotel REIT Investment Corp.	96	46,349
Japan Logistics Fund, Inc.	19	31,431
Japan Post Bank Co. Ltd.	29,200	277,253
Japan Post Holdings Co. Ltd.	41,500	412,499
Japan Post Insurance Co. Ltd.	3,800	73,903
Japan Prime Realty Investment Corp.	21	42,405
Japan Real Estate Investment Corp.	30	94,824
Japan Retail Fund Investment Corp.	145	81,583
Japan Steel Works Ltd.	1,500	39,953
Japan Tobacco, Inc. (d)	22,800	617,411
JEOL Ltd.	1,100	49,954
JFE Holdings, Inc.	12,600	181,851
JGC Holdings Corp.	5,100	40,092
JTEKT Corp.	5,200	36,338
Kadokawa Corp.	2,400	38,661
Kagome Co. Ltd.	1,700	34,618
Kajima Corp.	9,700	168,256
Kakaku.com, Inc.	2,600	34,118
Kamigumi Co. Ltd.	2,000	41,319
Kaneka Corp.	1,400	36,869
Kansai Electric Power Co., Inc.	17,100	287,140
Kansai Paint Co. Ltd.	5,000	80,843
Kao Corp.	9,600	388,675
Kawasaki Heavy Industries Ltd.	3,500	133,622
Kawasaki Kisen Kaisha Ltd.	14,700	214,368
KDDI Corp.	31,000	821,237
KDX Realty Investment Corp.	86	83,598
Keihan Electric Railway Co., Ltd.	2,200	39,459
Keikyu Corp.	5,600	41,004
Keio Corp.	2,700	62,687
Keisei Electric Railway Co.	3,600	116,418
Kewpie Corp.	2,400	47,910
Keyence Corp.	4,100	1,794,481
Kikkoman Corp.	20,000	232,441
Kinden Corp.	2,700	53,995
Kintetsu Group Holdings Co. Ltd.	4,000	87,246
Kirin Holdings Co. Ltd.	16,900	218,307
Kobayashi Pharmaceutical Co. Ltd.	1,200	38,972
Kobe Bussan Co. Ltd.	3,000	66,828
Kobe Steel Ltd.	8,200	102,008
Koito Manufacturing Co. Ltd.	5,000	68,931
Kokuyo Co. Ltd.	2,100	35,279
Komatsu Ltd.	20,100	587,112
Konami Group Corp.	2,100	151,839
Konica Minolta, Inc.	10,500	29,220
Kose Corp.	700	44,439
Kubota Corp.	21,900	307,760
Kuraray Co. Ltd.	6,900	79,835
Kurita Water Industries Ltd.	2,200	93,482
Kyocera Corp.	28,700	331,021
Kyoto Financial Group, Inc.	6,300	112,558
Kyowa Kirin Co., Ltd.	5,300	90,845
Kyushu Electric Power Co., Inc.	9,900	102,128
Kyushu Financial Group, Inc.	9,000	53,105
Kyushu Railway Co.	3,300	71,636
LaSalle Logiport REIT	38	34,931
Lasertec Corp.	1,600	359,169
Lion Corp.	6,100	47,545
LIXIL Group Corp.	6,000	63,239
LY Corp.	55,300	133,531
M3, Inc.	8,800	84,199
Mabuchi Motor Co. Ltd.	2,300	34,334
Makita Corp.	5,800	158,792
Marubeni Corp.	34,800	645,282
Marui Group Co. Ltd.	3,899	55,033
Maruichi Steel Tube Ltd.	1,600	37,186
MatsukiyoCocokara & Co.	7,700	110,575
Mazda Motor Corp.	12,400	119,549
McDonald's Holdings Co. (Japan) Ltd. (d)	1,800	71,037
Mebuki Financial Group, Inc.	22,700	89,016
Medipal Holdings Corp.	4,400	67,079
Meiji Holdings Co. Ltd.	5,700	123,280
Minebea Mitsumi, Inc.	8,800	181,287
Misumi Group, Inc.	5,900	101,250
Mitsubishi Chemical Group Corp.	29,700	165,482
Mitsubishi Corp.	86,400	1,698,442
Mitsubishi Electric Corp.	44,400	711,515
Mitsubishi Estate Co. Ltd.	27,400	431,370
Mitsubishi Gas Chemical Co., Inc.	4,100	78,649
Mitsubishi HC Capital, Inc.	20,100	132,991
Mitsubishi Heavy Industries Ltd.	69,700	750,326
Mitsubishi Logistics Corp.	1,500	49,361
Mitsubishi Materials Corp.	2,700	49,595
Mitsubishi Motors Corp. of Japan	13,800	38,202
Mitsubishi UFJ Financial Group, Inc.	255,000	2,751,967
Mitsui & Co. Ltd.	63,000	1,436,817
Mitsui Chemicals, Inc.	4,000	110,766
Mitsui Fudosan Co. Ltd.	58,100	534,748
Mitsui Fudosan Logistics Park, Inc.	12	32,405
Mitsui OSK Lines Ltd.	7,500	225,500
Miura Co. Ltd.	2,300	46,658
Mizuho Financial Group, Inc.	52,530	1,105,620
MonotaRO Co. Ltd.	5,100	59,729
MS&AD Insurance Group Holdings, Inc.	27,600	616,198
Murata Manufacturing Co. Ltd.	39,000	807,627
Nabtesco Corp.	2,500	42,602
Nagase & Co. Ltd.	2,400	47,113
Nagoya Railroad Co. Ltd.	4,200	45,931
Nankai Electric Railway Co. Ltd.	2,300	38,228
NEC Corp.	5,600	461,757
Net One Systems Co. Ltd.	1,700	31,197
Nexon Co. Ltd.	9,400	174,880
NGK Insulators Ltd.	5,500	70,622
NH Foods Ltd.	2,190	65,766
NHK Spring Co. Ltd.	4,400	44,135
Nichirei Corp.	2,800	61,788
Nidec Corp.	10,800	485,995
Nifco, Inc.	1,900	45,553
Nihon Kohden Corp.	3,600	52,092
Nihon M&A Center Holdings, Inc.	6,300	32,628
Nikon Corp.	6,700	67,994
Nintendo Co. Ltd.	24,200	1,292,318
Nippon Accommodations Fund, Inc.	11	43,726
Nippon Building Fund, Inc.	35	122,774
Nippon Express Holdings, Inc.	1,800	83,305
Nippon Paint Holdings Co. Ltd.	22,100	144,467
Nippon Sanso Holdings Corp.	4,400	130,667
Nippon Shinyaku Co. Ltd.	1,300	26,283
Nippon Steel Corp.	19,700	417,609
Nippon Telegraph & Telephone Corp.	618,300	584,667
Nippon Yusen KK	10,500	306,358
Nissan Chemical Corp.	2,900	92,176
Nissan Motor Co. Ltd.	46,400	157,526
Nisshin Seifun Group, Inc.	5,500	63,474
Nissin Food Holdings Co. Ltd.	5,200	132,214
Niterra Co. Ltd.	3,500	102,062
Nitori Holdings Co. Ltd.	1,800	190,561
Nitto Denko Corp.	3,000	237,951
NOF Corp.	5,100	69,947
Nomura Holdings, Inc.	60,800	351,201
Nomura Real Estate Holdings, Inc.	2,300	57,899
Nomura Real Estate Master Fund, Inc.	98	87,054
Nomura Research Institute Ltd.	9,600	271,332
NSK Ltd.	9,200	44,880
NTT Data Corp.	12,100	178,754
Obayashi Corp.	14,900	178,061
OBIC Co. Ltd.	1,400	180,645
Odakyu Electric Railway Co. Ltd.	7,600	73,712
Oji Holdings Corp.	21,300	84,083
Olympus Corp.	26,200	422,929
OMRON Corp.	4,300	148,901
Ono Pharmaceutical Co. Ltd.	10,100	138,000
Open House Group Co. Ltd.	1,500	46,088
Oracle Corp. Japan	700	48,303
Oriental Land Co. Ltd.	24,100	673,453
ORIX Corp.	23,900	529,717
ORIX JREIT, Inc.	58	57,477
Osaka Gas Co. Ltd.	8,600	190,063
Otsuka Corp.	4,700	90,654
Otsuka Holdings Co. Ltd.	11,500	485,838
Pan Pacific International Holdings Ltd.	11,000	257,310
Panasonic Holdings Corp.	50,800	417,601
Park24 Co. Ltd. (a)	2,700	27,045
Persol Holdings Co. Ltd.	38,600	53,486
Rakuten Group, Inc. (a)	30,500	158,003
Recruit Holdings Co. Ltd.	35,100	1,888,632
Renesas Electronics Corp.	29,500	559,457
Rengo Co. Ltd.	5,100	33,093
Resona Holdings, Inc.	48,400	321,964
Resonac Holdings Corp.	3,800	83,956
Ricoh Co. Ltd.	12,600	107,996
Rinnai Corp.	2,400	54,722
ROHM Co. Ltd.	7,000	93,574
Rohto Pharmaceutical Co. Ltd.	4,500	94,210
Ryohin Keikaku Co. Ltd.	5,900	98,188
Sankyu, Inc.	1,200	41,105
Sanrio Co. Ltd.	4,100	75,850
Santen Pharmaceutical Co. Ltd.	7,800	79,798
Sanwa Holdings Corp.	4,700	86,250
Sapporo Holdings Ltd.	1,600	56,222
SBI Holdings, Inc. Japan	5,100	129,441
Screen Holdings Co. Ltd.	2,000	181,318
SCSK Corp.	3,100	62,020
Secom Co. Ltd.	4,400	260,586
Sega Sammy Holdings, Inc.	3,400	50,515
Seibu Holdings, Inc.	5,700	78,770
Seiko Epson Corp.	6,800	106,305
Seino Holdings Co. Ltd.	3,400	46,034
Sekisui Chemical Co. Ltd.	8,800	122,167
Sekisui House (REIT), Inc.	93	45,748
Sekisui House Ltd.	13,700	304,485
Seven & i Holdings Co. Ltd.	49,500	604,898
SG Holdings Co. Ltd.	10,100	93,398
Sharp Corp. (a)	5,700	32,981
SHIFT, Inc. (a)	300	27,208
Shimadzu Corp.	5,700	142,865
Shimamura Co. Ltd.	1,000	45,534
SHIMANO, Inc.	1,700	262,725
SHIMIZU Corp.	13,100	73,823
Shin-Etsu Chemical Co. Ltd.	41,400	1,609,700
Shinko Electric Industries Co. Ltd.	1,300	45,452
Shionogi & Co. Ltd.	5,800	225,901
Shiseido Co. Ltd.	8,300	236,543
Shizuoka Financial Group	11,400	110,202
SHO-BOND Holdings Co. Ltd.	1,000	35,839
Skylark Holdings Co. Ltd.	4,700	62,609
SMC Corp.	1,280	609,865
Socionext, Inc.	3,700	88,036
SoftBank Corp.	58,600	716,679
SoftBank Group Corp.	21,600	1,389,339
Sohgo Security Services Co., Ltd.	9,200	53,766
Sojitz Corp.	4,280	104,549
Sompo Holdings, Inc.	20,500	439,186
Sony Group Corp.	26,100	2,224,273
Sotetsu Holdings, Inc.	2,000	30,359
Square Enix Holdings Co. Ltd.	1,900	57,248
Stanley Electric Co. Ltd.	3,000	53,756
Subaru Corp.	12,500	265,817
Sugi Holdings Co. Ltd.	2,300	31,607
Sumco Corp.	7,100	102,707
Sumitomo Chemical Co. Ltd.	34,500	74,078
Sumitomo Corp.	25,300	635,585
Sumitomo Electric Industries Ltd.	16,500	257,969
Sumitomo Forestry Co. Ltd.	4,000	128,230
Sumitomo Heavy Industries Ltd.	2,500	65,244
Sumitomo Metal Mining Co. Ltd.	5,700	173,186
Sumitomo Mitsui Financial Group, Inc.	27,700	1,859,361
Sumitomo Mitsui Trust Holdings, Inc.	15,100	347,016
Sumitomo Realty & Development Co. Ltd.	9,800	289,177
Sumitomo Rubber Industries Ltd.	3,800	38,125
Sundrug Co. Ltd.	1,400	35,322
Suntory Beverage & Food Ltd.	2,600	92,342
Suzuken Co. Ltd.	1,500	45,738
Suzuki Motor Corp.	40,600	468,711
Sysmex Corp.	9,900	159,805
T&D Holdings, Inc.	11,200	195,631
Taiheiyo Cement Corp.	2,500	62,896
Taisei Corp.	3,900	145,091
Taiyo Yuden Co. Ltd.	2,700	68,518
Takashimaya Co. Ltd.	3,300	55,733
Takeda Pharmaceutical Co. Ltd.	32,738	849,166
TDK Corp.	7,984	490,951
TechnoPro Holdings, Inc.	2,200	36,034
Teijin Ltd.	4,000	33,338
Terumo Corp.	30,940	513,146
The Hachijuni Bank Ltd.	10,700	70,284
THK Co. Ltd.	2,500	44,843
TIS, Inc.	4,400	85,483
Tobu Railway Co. Ltd.	4,300	72,496
Toho Co. Ltd.	2,600	76,061
Toho Gas Co. Ltd.	2,000	48,651
Tohoku Electric Power Co., Inc.	10,230	92,471
Tokio Marine Holdings, Inc.	41,400	1,555,773
Tokyo Century Corp.	3,800	35,729
Tokyo Electric Power Co., Inc. (a)	16,600	89,391
Tokyo Electron Ltd.	9,700	2,123,334
Tokyo Gas Co. Ltd.	8,400	180,835
Tokyo Ohka Kogyo Co. Ltd.	2,500	68,214
Tokyo Seimitsu Co. Ltd.	800	61,379
Tokyo Tatemono Co. Ltd.	4,400	70,016
Tokyu Corp.	12,900	142,445
Tokyu Fudosan Holdings Corp.	12,300	82,564
Toppan Holdings, Inc.	6,800	188,635
Toray Industries, Inc.	33,800	160,305
Tosoh Corp.	6,800	89,010
Toto Ltd.	3,200	75,390
Toyo Seikan Group Holdings Ltd.	3,100	48,732
Toyo Suisan Kaisha Ltd.	2,100	125,081
Toyo Tire Corp.	2,500	40,122
Toyota Industries Corp.	3,900	331,755
Toyota Motor Corp.	256,300	5,258,629
Toyota Tsusho Corp.	14,700	287,284
Trend Micro, Inc.	2,900	118,206
Tsumura & Co.	1,400	35,873
Tsuruha Holdings, Inc.	800	45,475
Ube Corp.	2,000	35,254
Ulvac, Inc.	900	59,162
Unicharm Corp.	9,100	292,431
United Urban Investment Corp.	65	57,707
USS Co. Ltd.	9,100	76,629
Welcia Holdings Co. Ltd.	2,100	26,188
West Japan Railway Co.	10,100	188,461
Yakult Honsha Co. Ltd.	6,300	112,873
Yamada Holdings Co. Ltd.	12,200	32,818
Yamaguchi Financial Group, Inc.	4,800	54,931
Yamaha Corp.	3,500	82,260
Yamaha Motor Co. Ltd. (d)	21,700	201,741
Yamato Holdings Co. Ltd.	6,900	76,037
Yamato Kogyo Co. Ltd.	1,000	48,828
Yamazaki Baking Co. Ltd.	3,400	70,189
Yaskawa Electric Corp.	5,500	198,324
Yokogawa Electric Corp.	4,800	116,573
Yokohama Rubber Co. Ltd.	2,800	62,280
Zenkoku Hosho Co. Ltd.	1,100	40,588
Zensho Holdings Co. Ltd.	1,900	72,437
Zeon Corp.	3,900	32,452
ZOZO, Inc.	2,400	60,004
TOTAL JAPAN		96,173,033
Jordan - 0.0%
Hikma Pharmaceuticals PLC	3,553	84,931
Korea (South) - 3.5%
Advanced Nano Products Co. Ltd.	175	14,900
Alteogen, Inc. (a)	775	157,523
AMOREPACIFIC Corp.	557	67,524
AMOREPACIFIC Group, Inc.	698	16,362
BGF Retail Co. Ltd.	213	15,944
BNK Financial Group, Inc.	5,915	36,303
Celltrion Pharm, Inc.	382	24,580
Celltrion, Inc.	3,290	415,531
Cheil Worldwide, Inc.	1,520	20,266
CJ CheilJedang Corp.	168	46,929
CJ Corp.	314	27,645
CJ ENM Co. Ltd. (a)	224	13,667
CJ Logistics Corp.	224	15,436
Cosmax, Inc.	164	23,126
Cosmo AM&T Co. Ltd. (a)	478	49,946
Cosmochemical Co. Ltd. (a)	580	11,768
Coupang, Inc. Class A (a)	23,676	496,012
Coway Co. Ltd.	1,121	52,150
CS Wind Corp.	571	20,481
Daeduck Electronics Co. Ltd.	632	9,915
Daejoo Electronic Materials Co. Ltd. (a)	198	20,517
DB HiTek Co. Ltd.	752	26,646
Db Insurance Co. Ltd.	1,009	83,716
Delivery Hero AG (a)(b)	4,178	99,109
DGB Financial Group Co. Ltd.	3,576	20,782
DL E&C Co. Ltd.	586	13,758
Dongjin Semichem Co. Ltd.	643	18,661
Doosan Bobcat, Inc.	1,094	40,667
Doosan Co. Ltd.	234	36,795
Doosan Fuel Cell Co. Ltd. (a)	781	11,969
Doosan Heavy Industries & Construction Co. Ltd. (a)	9,273	135,060
Douzone Bizon Co. Ltd.	285	15,034
E-Mart, Inc.	395	16,172
Ecopro BM Co. Ltd. (a)	950	125,975
Ecopro Co. Ltd. (a)	2,015	131,556
Enchem Co. Ltd. (a)	263	42,879
EO Technics Co. Ltd.	166	22,482
F&F Co. Ltd.	387	17,499
Fila Holdings Corp.	831	24,147
Foosung Co. Ltd. (a)	120	637
GS Engineering & Construction Corp. (a)	1,442	15,705
GS Holdings Corp.	1,006	34,189
GS Retail Co. Ltd.	855	12,918
Hana Financial Group, Inc.	6,045	265,886
HanAll BioPharma Co. Ltd. (a)	700	15,699
Hanjin Kal Corp.	736	34,452
Hankook Tire Co. Ltd.	1,496	48,998
Hanmi Pharm Co. Ltd.	128	25,089
Hanmi Science Co. Ltd.	786	17,685
Hanmi Semiconductor Co. Ltd.	1,113	138,960
Hanon Systems	3,437	11,780
Hansol Chemical Co. Ltd.	189	25,021
Hanwha Aerospace Co. Ltd.	690	124,747
Hanwha Corp.	1,089	21,188
Hanwha Life Insurance Co. Ltd.	5,993	13,028
Hanwha Ocean Co. Ltd. (a)	3,076	68,094
Hanwha Solutions Corp.	2,385	47,699
Hanwha Systems Co. Ltd.	1,347	18,409
HD Hyundai Co. Ltd.	857	46,264
HD Hyundai Electric Co. Ltd.	442	99,287
HD Hyundai Heavy Industries Co. Ltd. (a)	391	44,114
HD Hyundai Infracore Co. Ltd.	2,555	14,145
Hd Hyundai Mipo (a)	449	30,258
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	953	109,661
HL Mando Co. Ltd.	679	21,600
HLB, Inc.	2,429	102,966
HMM Co. Ltd.	6,030	85,772
Hotel Shilla Co.	655	25,440
HPSP Co. Ltd.	618	17,532
HUGEL, Inc. (a)	100	16,739
HYBE Co. Ltd.	383	56,200
Hyosung Advanced Materials Co.	57	15,613
Hyosung TNC Co. Ltd.	49	12,250
Hyundai Elevator Co. Ltd.	488	15,647
Hyundai Engineering & Construction Co. Ltd.	1,523	35,370
Hyundai Glovis Co. Ltd.	462	73,316
Hyundai Marine & Fire Insurance Co. Ltd.	1,222	30,549
Hyundai Mobis	1,300	236,914
Hyundai Motor Co. Ltd.	2,887	617,133
Hyundai Rotem Co. Ltd.	1,482	43,815
Hyundai Steel Co.	1,769	37,238
Hyundai Wia Corp.	314	13,174
Industrial Bank of Korea	6,701	68,077
Isupetasys Co. Ltd.	958	40,749
JB Financial Group Co. Ltd.	2,083	22,097
JYP Entertainment Corp.	558	23,169
Kakao Corp.	6,262	184,452
Kakao Games Corp. (a)	853	12,671
Kakao Pay Corp. (a)	456	8,888
KakaoBank Corp.	7,104	104,498
Kangwon Land, Inc.	2,472	24,863
KB Financial Group, Inc.	7,759	441,352
KCC Corp.	82	18,331
KEPCO E&C	254	12,626
Kia Corp.	5,238	490,765
Kiwoom Securities Co. Ltd.	287	26,183
Koh Young Technology, Inc.	997	9,132
Korea Aerospace Industries Ltd.	1,472	56,532
Korea Electric Power Corp. (a)	5,255	74,200
Korea Investment Holdings Co. Ltd.	850	43,115
Korea Zinc Co. Ltd.	250	93,295
Korean Air Lines Co. Ltd.	3,990	67,221
Korean Reinsurance Co.	2,326	13,450
KRAFTON, Inc. (a)	680	138,707
KT&G Corp.	2,087	133,383
Kum Yang Co. Ltd. (a)	671	41,815
Kumho Petro Chemical Co. Ltd.	357	37,898
L&F Co. Ltd. (a)	506	49,609
Leeno Industrial, Inc.	204	34,738
LG Chemical Ltd.	977	244,598
LG Corp.	2,312	135,031
LG Display Co. Ltd. (a)	6,292	52,152
LG Electronics, Inc.	2,249	180,730
LG Energy Solution (a)	824	194,949
LG H & H Co. Ltd.	192	48,068
LG Innotek Co. Ltd.	290	57,158
LG Uplus Corp.	4,714	33,544
LIG Nex1 Co. Ltd.	254	40,492
LigaChem Biosciences, Inc. (a)	528	27,241
Lotte Chemical Corp.	378	31,417
Lotte Confectionery Co. Ltd.	891	16,270
Lotte Energy Materials Corp.	407	15,572
Lotte Shopping Co. Ltd.	228	10,491
LS Corp.	365	38,060
LS Electric Co. Ltd.	316	50,490
Lx Semicon Co. Ltd.	203	11,959
Meritz Financial Holdings Co.	2,229	127,760
Mirae Asset Securities Co. Ltd.	5,014	26,595
NAVER Corp.	3,092	373,943
NCSOFT Corp.	321	41,845
Netmarble Corp. (a)(b)	457	17,783
NH Investment & Securities Co. Ltd.	2,639	24,267
NongShim Co. Ltd.	74	26,221
Oci Holdings Co. Ltd.	284	18,213
Orion Corp./Republic of Korea	505	33,739
Pan Ocean Co., Ltd. (Korea)	5,296	16,444
Pearl Abyss Corp. (a)	557	17,820
POSCO	1,541	405,340
POSCO Chemtech Co. Ltd.	641	120,068
POSCO ICT Co. Ltd.	1,043	28,984
Posco International Corp.	921	43,646
Rainbow Robotics (a)	161	18,608
S-Oil Corp.	832	40,092
S.M. Entertainment Co. Ltd.	226	13,167
S1 Corp.	399	16,769
Sam Chun Dang Pharm Co. Ltd. (a)	272	28,796
Samsung Biologics Co. Ltd. (a)(b)	383	201,764
Samsung C&T Corp.	1,804	185,624
Samsung Card Co. Ltd.	522	14,487
Samsung E&A Co. Ltd. (a)	3,254	56,944
Samsung Electro-Mechanics Co. Ltd.	1,142	130,747
Samsung Electronics Co. Ltd.	106,144	6,268,490
Samsung Fire & Marine Insurance Co. Ltd.	676	190,549
Samsung Heavy Industries Co. Ltd. (a)	14,553	98,599
Samsung Life Insurance Co. Ltd.	1,944	124,666
Samsung SDI Co. Ltd.	1,080	277,036
Samsung SDS Co. Ltd.	816	87,806
Samsung Securities Co. Ltd.	1,309	37,751
Shinhan Financial Group Co. Ltd.	10,073	351,451
Shinsegae Co. Ltd.	149	16,940
Shinsung Delta Tech Co. Ltd.	300	13,500
SK Biopharmaceuticals Co. Ltd. (a)	567	31,842
SK Bioscience Co. Ltd. (a)	540	20,582
SK Hynix, Inc.	11,121	1,905,833
SK IE Technology Co. Ltd. (a)(b)	551	17,608
SK Innovation Co., Ltd. (a)	1,169	98,346
SK Square Co. Ltd. (a)	2,011	145,721
SK, Inc.	759	87,063
SKC Co. Ltd. (a)	386	47,158
SOLUM Co. Ltd. (a)	852	12,965
SOOP Co. Ltd.	169	16,079
Soulbrain Co. Ltd.	87	18,314
ST Pharm Co. Ltd.	204	12,639
Taihan Electric Wire Co. Ltd. (a)	2,164	25,967
WeMade Entertainment Co. Ltd. (a)	380	11,744
WONIK IPS Co. Ltd. (a)	632	15,937
Woori Financial Group, Inc.	13,880	147,748
Youngone Corp.	401	10,126
Yuhan Corp.	1,130	66,243
TOTAL KOREA (SOUTH)		20,829,020
Kuwait - 0.2%
Agility Global PLC	68,740	22,271
Agility Public Warehousing Co. KSC	30,892	27,690
Boubyan Bank KSC	29,090	53,667
Gulf Bank	49,107	45,618
Kuwait Finance House KSCP	205,382	475,297
Mabanee Co. SAKC	13,642	36,951
Mobile Telecommunication Co.	42,175	61,173
National Bank of Kuwait	172,253	483,970
National Industries Group Holding SAK	45,515	31,896
TOTAL KUWAIT		1,238,533
Luxembourg - 0.1%
Aperam SA	902	23,319
ArcelorMittal SA (Netherlands)	9,602	219,753
Eurofins Scientific SA	2,667	132,957
L'Occitane Ltd.	8,250	35,075
SES SA (France) (depositary receipt)	6,713	34,192
TOTAL LUXEMBOURG		445,296
Macau - 0.1%
Galaxy Entertainment Group Ltd.	42,000	195,773
Sands China Ltd. (a)	50,400	105,072
TOTAL MACAU		300,845
Malaysia - 0.4%
AMMB Holdings Bhd	45,000	40,922
Axiata Group Bhd	63,399	35,076
CelcomDigi Bhd	71,300	55,619
CIMB Group Holdings Bhd	153,971	221,940
Dialog Group Bhd	82,700	41,898
Gamuda Bhd	55,844	77,892
Genting Bhd	45,800	45,727
Genting Malaysia Bhd	57,200	30,919
Hong Leong Bank Bhd	15,300	62,270
IHH Healthcare Bhd	64,300	85,870
IJM Corp. Bhd	48,500	31,357
Inari Amertron Bhd	66,200	51,922
IOI Corp. Bhd	63,600	49,882
Kuala Lumpur Kepong Bhd	11,971	52,376
Malayan Banking Bhd	152,158	321,249
Malaysia Airports Holdings Bhd	22,705	47,648
Maxis Bhd	47,500	35,543
MISC Bhd	28,600	51,653
MR DIY Group M Sdn Bhd (b)	82,900	34,091
Nestle (Malaysia) Bhd	1,300	33,482
Petronas Chemicals Group Bhd	59,700	79,853
Petronas Dagangan Bhd	7,400	27,357
Petronas Gas Bhd	20,500	77,437
PPB Group Bhd	15,100	45,772
Press Metal Aluminium Holdings	80,300	98,045
Public Bank Bhd	312,800	266,551
QL Resources Bhd	24,500	33,861
RHB Bank Bhd	44,739	52,255
SD Guthrie Bhd	76,376	68,322
Sime Darby Bhd	65,800	36,544
Sunway Bhd	42,400	32,446
Telekom Malaysia Bhd	43,039	61,673
Tenaga Nasional Bhd	58,600	171,173
YTL Corp. Bhd	105,600	77,227
YTL Power International Bhd	54,900	56,093
TOTAL MALAYSIA		2,591,945
Malta - 0.0%
Kindred Group PLC (depository receipt)	4,902	58,275
Mexico - 0.6%
Alfa SA de CV Series A	65,700	38,389
America Movil S.A.B. de CV Series L	425,200	361,867
Arca Continental S.A.B. de CV	9,500	93,162
Banco del Bajio SA (b)	16,000	48,547
Borr Drilling Ltd.	3,847	24,753
CEMEX S.A.B. de CV unit	313,200	200,469
Coca-Cola FEMSA S.A.B. de CV unit	10,900	93,462
Corporacion Inmobiliaria Vesta S.A.B. de CV	16,400	49,061
Fibra Uno Administracion SA de CV	58,300	71,636
Fomento Economico Mexicano S.A.B. de CV unit	38,000	408,830
Gruma S.A.B. de CV Series B	3,770	68,783
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	8,105	126,783
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	3,780	113,803
Grupo Aeroportuario Norte S.A.B. de CV	5,600	47,494
Grupo Bimbo S.A.B. de CV Series A	30,900	109,125
Grupo Carso SA de CV Series A1	11,200	76,989
Grupo Elektra SA de CV	1,170	67,804
Grupo Financiero Banorte S.A.B. de CV	51,300	399,745
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	36,600	86,964
Grupo Mexico SA de CV Series B	64,400	346,412
Industrias Penoles SA de CV (a)	3,795	49,317
Kimberly-Clark de Mexico SA de CV Series A	28,600	49,477
Orbia Advance Corp. S.A.B. de CV	19,400	27,072
Prologis Property Mexico SA	14,200	46,399
Promotora y Operadora de Infraestructura S.A.B. de CV	4,030	37,284
Qualitas Controladora S.A.B. de CV	4,100	41,670
Ternium SA sponsored ADR	1,031	38,714
Vista Energy S.A.B. de CV ADR (a)	1,572	71,495
Wal-Mart de Mexico SA de CV Series V	101,000	343,715
TOTAL MEXICO		3,539,221
Netherlands - 2.8%
Adyen BV (a)(b)	641	761,300
Akzo Nobel NV	3,528	215,029
Argenx SE (a)	1,224	531,080
ASM International NV (Netherlands)	946	721,138
ASML Holding NV (Netherlands)	8,257	8,415,256
BE Semiconductor Industries NV	1,668	278,938
Euronext NV (b)	2,034	188,424
EXOR NV	2,086	218,262
Heineken Holding NV	2,092	165,007
Heineken NV (Bearer)	5,244	507,336
IMCD NV	1,178	163,122
ING Groep NV (Certificaten Van Aandelen)	72,304	1,242,375
Koninklijke Ahold Delhaize NV	19,879	584,981
Koninklijke KPN NV	67,809	259,894
Koninklijke Philips Electronics NV	19,509	490,623
NN Group NV	6,187	287,898
Universal Music Group NV	15,935	474,039
Wolters Kluwer NV	5,177	858,259
TOTAL NETHERLANDS		16,362,961
New Zealand - 0.2%
Auckland International Airport Ltd.	27,305	126,898
Chorus Ltd.	8,679	40,652
Contact Energy Ltd.	16,390	89,848
Fisher & Paykel Healthcare Corp.	12,072	221,180
Fletcher Building Ltd.	15,923	27,447
Infratil Ltd.	17,613	120,154
Mainfreight Ltd.	1,776	73,160
Mercury Nz Ltd.	13,527	54,091
Meridian Energy Ltd.	25,467	97,570
Spark New Zealand Ltd.	37,663	95,433
The a2 Milk Co. Ltd. (a)	14,792	63,970
Xero Ltd. (a)	2,910	264,788
TOTAL NEW ZEALAND		1,275,191
Norway - 0.5%
Aker ASA (A Shares)	512	29,491
Aker BP ASA	6,393	162,983
AutoStore Holdings Ltd. (a)(b)	21,480	25,268
Borregaard ASA	1,889	34,040
DNB Bank ASA	18,477	362,895
Equinor ASA	20,493	586,998
Europris ASA (b)	3,408	23,109
Frontline PLC	2,913	76,310
Gjensidige Forsikring ASA	4,006	71,588
Golden Ocean Group Ltd.	2,477	34,312
Kongsberg Gruppen ASA	1,816	147,974
Leroy Seafood Group ASA	5,787	23,447
Mowi ASA	9,214	153,351
Nordic VLSI ASA (a)	3,497	46,705
Norsk Hydro ASA	28,114	175,276
Orkla ASA	15,599	126,741
Protector Forsikring ASA	1,288	30,942
Salmar ASA	1,480	77,902
Schibsted ASA:
(A Shares)	1,576	46,526
(B Shares)	1,846	51,834
Seadrill Ltd. (a)	1,545	78,936
SFL Corp. Ltd.	2,403	33,354
Sparebank 1 Sr Bank ASA (primary capital certificate)	4,011	49,062
Sparebanken Midt-Norge	2,679	37,918
Storebrand ASA (A Shares)	9,678	98,801
Telenor ASA	13,054	148,794
TGS ASA (d)	2,779	33,368
Tomra Systems ASA	4,787	57,119
Var Energi ASA	11,116	39,271
TOTAL NORWAY		2,864,315
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	4,939	83,716
Credicorp Ltd. (United States)	1,405	226,669
TOTAL PERU		310,385
Philippines - 0.1%
Ayala Corp.	5,090	50,648
Ayala Land, Inc.	122,600	59,738
Bank of the Philippine Islands (BPI)	43,719	89,023
BDO Unibank, Inc.	43,468	95,274
International Container Terminal Services, Inc.	16,780	100,353
Jollibee Food Corp.	8,970	34,659
Manila Electric Co.	6,170	38,609
Metropolitan Bank & Trust Co.	36,416	42,057
PLDT, Inc.	1,830	44,960
SM Investments Corp.	10,110	143,552
SM Prime Holdings, Inc.	238,200	115,252
TOTAL PHILIPPINES		814,125
Poland - 0.3%
Alior Bank SA	1,796	45,662
Allegro.eu SA (a)(b)	8,752	81,962
Bank Polska Kasa Opieki SA	3,642	151,989
Budimex SA	258	44,670
CD Projekt SA	1,413	48,771
Dino Polska SA (a)(b)	993	100,197
Grupa Kety SA	202	44,910
InPost SA (a)	4,283	75,500
KGHM Polska Miedz SA (Bearer)	2,815	105,135
Kruk SA	373	42,863
LPP SA	22	93,396
mBank SA (a)	267	42,249
Orlen SA	12,025	202,196
PGE Polska Grupa Energetyczna SA (a)	17,449	31,113
Powszechna Kasa Oszczednosci Bank SA	17,850	278,991
Powszechny Zaklad Ubezpieczen SA	11,835	151,522
Santander Bank Polska SA	701	94,241
TOTAL POLAND		1,635,367
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	158,837	57,258
Energias de Portugal SA	61,382	230,014
Galp Energia SGPS SA	8,719	184,153
Jeronimo Martins SGPS SA	5,718	111,757
TOTAL PORTUGAL		583,182
Qatar - 0.2%
Barwa Real Estate Co.	44,157	33,291
Industries Qatar QSC	38,805	136,420
Masraf al Rayan	138,908	89,006
Mesaieed Petrochemical Holding Co.	84,356	38,135
Ooredoo QSC	15,560	43,590
Qatar Electricity & Water Co.	13,736	59,041
Qatar Fuel Co.	13,020	53,246
Qatar Gas Transport Co. Ltd. (Nakilat)	55,460	71,317
Qatar International Islamic Bank QSC	23,433	64,359
Qatar Islamic Bank	34,213	174,777
Qatar National Bank SAQ	91,732	368,087
Qatar Navigation QPSC	21,248	67,111
The Commercial Bank of Qatar	65,370	77,004
TOTAL QATAR		1,275,384
Romania - 0.0%
NEPI Rockcastle PLC	11,243	81,181
Russia - 0.0%
Alrosa Co. Ltd. (a)(c)	37,350	6,743
Gazprom OAO (a)(c)	183,050	20,785
LUKOIL PJSC (a)(c)	5,452	1,831
Magnit OJSC (a)(c)	1,150	26
MMC Norilsk Nickel PJSC (a)(c)	91,700	6,618
Novatek PJSC (a)(c)	14,792	448
Polyus PJSC (a)(c)	494	1,261
Sberbank of Russia (a)(c)	163,450	1,090
Severstal PAO (a)(c)	2,873	70
Surgutneftegas OJSC (a)(c)	146,500	1,945
Tatneft PAO (a)(c)	23,930	3,230
VK Co. Ltd. GDR (Reg. S) (a)(c)	1,767	0
TOTAL RUSSIA		44,047
Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	9,132	27,652
ACWA Power Co.	2,725	257,276
Ades Holding Co.	6,837	36,667
Advanced Petrochemicals Co. (a)	2,733	28,083
Al Hammadi Co. for Development and Investment	1,593	19,745
Al Rajhi Bank	40,540	880,694
Aldrees Petroleum and Transport Services Co.	986	32,117
Alinma Bank	25,340	210,063
Almarai Co. Ltd.	4,874	73,663
Arabian Internet and Communications Services Co. Ltd.	493	38,424
Astra Industrial Group	711	29,603
Bank Al-Jazira	10,153	44,654
Bank Albilad	12,730	110,619
Banque Saudi Fransi	12,262	116,031
Bupa Arabia for Cooperative Insurance Co.	517	35,417
Catrion Catering Holding Co.	815	27,199
Dallah Healthcare Co.	674	28,565
Dar Al Arkan Real Estate Development Co. (a)	11,245	35,369
Dr Sulaiman Al Habib Medical Services Group Co.	1,742	134,007
Elm Co.	547	124,984
Emaar The Economic City (a)	11,188	19,295
Etihad Etisalat Co.	7,826	111,395
Jarir Marketing Co.	12,506	42,269
Leejam Sports Co. JSC	507	30,623
Mobile Telecommunications Co. Saudi Arabia	9,286	29,009
Mouwasat Medical Services Co.	1,948	62,933
Nahdi Medical Co.	804	28,246
National Industrialization Co. (a)	6,682	20,340
Power & Water Utility Co. for Jubail & Yanbu	1,517	24,545
Riyad Bank	28,571	198,389
Sabic Agriculture-Nutrients Co.	4,832	145,285
Sahara International Petrochemical Co.	7,304	56,850
SAL Saudi Logistics Services	484	38,936
Saudi Arabian Mining Co. (a)	25,208	289,264
Saudi Aramco Base Oil Co. - Luberef	1,020	35,726
Saudi Awwal Bank	7,656	78,874
Saudi Basic Industries Corp.	18,619	364,777
Saudi Cement Co.	1,543	18,508
Saudi Dairy & Foodstuffs Co.	303	28,300
Saudi Electricity Co.	16,674	73,157
Saudi Industrial Investment Group	7,485	42,018
Saudi Investment Bank/The	12,815	43,860
Saudi Kayan Petrochemical Co. (a)	14,804	32,002
Saudi Research & Marketing Group (a)	799	44,086
Saudi Tadawul Group Holding Co.	1,009	67,023
Saudi Telecom Co.	37,265	372,491
The Co. for Cooperative Insurance	1,539	59,319
The Saudi National Bank	60,810	594,873
The Savola Group	5,418	67,516
Yanbu National Petrochemical Co.	5,638	55,079
TOTAL SAUDI ARABIA		5,365,820
Singapore - 1.0%
CapitaLand Ascendas REIT	73,806	139,339
Capitaland Ascott Trust unit	50,647	32,682
CapitaLand Integrated Commercial Trust	104,395	152,435
CapitaLand Investment Ltd.	49,520	97,141
City Developments Ltd.	10,200	38,814
ComfortDelgro Corp. Ltd.	45,400	44,864
DBS Group Holdings Ltd.	41,802	1,103,314
Frasers Logistics & Industrial Trust	61,200	42,876
Genting Singapore Ltd.	115,300	73,551
Grab Holdings Ltd. (a)	43,244	153,516
Hafnia Ltd.	5,205	43,728
Keppel Ltd.	28,600	136,462
Mapletree Industrial (REIT)	42,934	66,807
Mapletree Logistics Trust (REIT)	69,218	65,849
Mapletree Pan Asia Commercial Trust	48,246	43,407
NetLink NBN Trust	57,700	35,318
Oversea-Chinese Banking Corp. Ltd.	80,285	854,360
SATS Ltd.	21,023	44,186
Sea Ltd. ADR Class A (a)	7,106	507,511
Seatrium Ltd. (a)	42,384	43,134
Sembcorp Industries Ltd.	18,900	67,042
Singapore Airlines Ltd.	28,050	142,732
Singapore Exchange Ltd.	17,100	119,549
Singapore Technologies Engineering Ltd.	31,800	101,544
Singapore Telecommunications Ltd.	146,800	297,714
STMicroelectronics NV (Italy) (d)	13,487	528,553
Suntec (REIT)	47,600	36,858
United Overseas Bank Ltd.	31,700	732,420
UOL Group Ltd.	9,800	37,581
Venture Corp. Ltd.	5,500	57,677
TOTAL SINGAPORE		5,840,964
South Africa - 0.9%
Absa Group Ltd.	17,177	149,595
Anglo American Platinum Ltd.	1,180	38,861
Anglo American PLC (United Kingdom)	27,648	873,691
Aspen Pharmacare Holdings Ltd.	7,660	98,229
Bid Corp. Ltd.	6,927	161,763
Bidvest Group Ltd./The	7,037	110,016
Capitec Bank Holdings Ltd.	1,869	270,071
Clicks Group Ltd.	4,854	91,874
Discovery Ltd.	10,485	77,621
Exxaro Resources Ltd.	4,905	47,988
FirstRand Ltd.	110,048	465,143
Foschini Group Ltd./The	6,755	47,342
Gold Fields Ltd.	18,461	275,854
Growthpoint Properties Ltd.	71,197	47,664
Harmony Gold Mining Co. Ltd.	11,221	103,887
Impala Platinum Holdings Ltd.	18,105	89,917
Mr Price Group Ltd.	5,380	60,892
MTN Group Ltd.	34,614	161,600
MultiChoice Group Ltd. (a)	5,910	34,628
Naspers Ltd. Class N	3,746	734,472
Nedbank Group Ltd.	10,212	143,921
Northam Platinum Holdings Ltd.	7,554	52,855
Old Mutual Ltd.	86,484	58,896
OUTsurance Group Ltd.	15,024	38,333
Remgro Ltd.	11,036	82,550
Sanlam Ltd.	35,952	159,903
Sappi Ltd.	11,406	30,431
Sasol Ltd.	11,917	90,514
Shoprite Holdings Ltd.	9,762	152,399
Sibanye-Stillwater Ltd.	57,948	62,640
Standard Bank Group Ltd.	27,697	320,924
Tiger Brands Ltd.	3,369	36,844
Vodacom Group Ltd.	14,427	77,322
Woolworths Holdings Ltd.	18,682	63,438
TOTAL SOUTH AFRICA		5,312,078
Spain - 1.6%
Abertis Infraestructuras SA (c)	363	0
Acciona SA	517	61,071
ACS Actividades de Construccion y Servicios SA	4,144	178,763
Aena SME SA (b)	1,522	306,437
Amadeus IT Holding SA Class A	9,316	619,928
Banco Bilbao Vizcaya Argentaria SA	120,661	1,211,254
Banco de Sabadell SA	112,330	216,600
Banco Santander SA (Spain)	327,095	1,521,899
Bankinter SA	13,359	109,104
CaixaBank SA	83,726	444,630
Cellnex Telecom SA (b)	12,117	394,099
EDP Renovaveis SA	6,211	86,804
Enagas SA (d)	4,952	73,636
Endesa SA	6,563	123,247
Iberdrola SA	120,877	1,568,370
Industria de Diseno Textil SA	23,193	1,150,915
Merlin Properties Socimi SA	6,933	77,219
Naturgy Energy Group SA	3,808	82,216
Redeia Corp. SA	8,421	147,181
Repsol SA	25,158	398,973
Telefonica SA (d)	119,024	504,214
TOTAL SPAIN		9,276,560
Sweden - 2.2%
AAK AB	3,775	110,625
AddTech AB (B Shares)	5,380	133,701
Alfa Laval AB	5,985	262,066
ASSA ABLOY AB (B Shares)	20,529	581,393
Atlas Copco AB:
(A Shares)	54,116	1,016,096
(B Shares)	31,529	509,122
Avanza Bank Holding AB	2,407	58,477
Axfood AB	2,259	59,336
Beijer Ref AB (B Shares) (d)	8,054	124,241
Billerud AB	4,393	40,660
Boliden AB	5,650	180,764
Bravida Holding AB (b)	4,175	30,961
Castellum AB (a)	8,759	106,936
Dometic Group AB (b)	6,590	41,844
Electrolux AB (B Shares) (a)	4,484	37,170
Elekta AB (B Shares)	7,698	48,081
Embracer Group AB (a)	18,829	41,374
Epiroc AB:
(A Shares)	13,182	264,132
(B Shares)	7,820	142,987
EQT AB	7,456	220,324
Essity AB (B Shares)	12,487	319,744
Evolution AB (b)	3,986	415,185
Fabege AB	4,898	39,118
Fastighets AB Balder (a)	13,671	93,668
Fortnox AB	9,716	58,650
Getinge AB (B Shares)	4,536	77,055
H&M Hennes & Mauritz AB (B Shares) (d)	12,765	201,911
Hemnet Group AB	1,698	51,297
Hexagon AB (B Shares)	43,428	492,093
HEXPOL AB (B Shares)	5,395	60,063
Holmen AB (B Shares)	1,929	75,930
Husqvarna AB (B Shares)	7,288	58,406
Industrivarden AB:
(A Shares)	3,064	104,244
(C Shares)	3,281	110,698
Indutrade AB	5,505	141,066
Investment AB Latour (B Shares)	2,820	76,147
Investor AB (B Shares)	37,696	1,032,114
Kinnevik AB (B Shares)	5,028	41,248
L E Lundbergforetagen AB (B Shares)	1,525	75,394
Lagercrantz Group AB (B Shares)	4,120	66,937
Lifco AB (B Shares)	4,386	120,419
Loomis AB	1,469	38,253
Nibe Industrier AB (B Shares) (d)	31,673	134,294
Nordnet AB	3,303	68,996
Saab AB (B Shares)	6,857	164,972
Sagax AB	4,432	113,403
Sandvik AB	22,335	448,807
Sectra AB (B Shares)	2,721	62,178
Securitas AB (B Shares)	10,414	103,364
Skandinaviska Enskilda Banken AB (A Shares)	34,571	510,460
Skanska AB (B Shares)	7,371	132,691
SKF AB (B Shares)	7,765	155,901
SSAB AB (B Shares)	12,946	70,306
Svenska Cellulosa AB SCA (B Shares)	12,420	183,447
Svenska Handelsbanken AB (A Shares)	32,568	311,224
Sweco AB (B Shares)	4,203	57,658
Swedbank AB (A Shares)	18,957	390,086
Swedish Orphan Biovitrum AB (a)	4,761	127,391
Tele2 AB (B Shares)	11,501	115,780
Telefonaktiebolaget LM Ericsson (B Shares)	63,669	395,207
Telia Co. AB	47,403	127,150
Thule Group AB (b)	2,145	56,261
Trelleborg AB (B Shares)	4,697	182,757
Volvo AB:
(A Shares)	4,076	106,294
(B Shares)	32,738	837,369
Volvo Car AB (a)	11,299	34,950
Wallenstam AB (B Shares)	9,270	44,037
Wihlborgs Fastigheter AB	5,555	51,310
TOTAL SWEDEN		12,746,223
Switzerland - 3.5%
ABB Ltd. (Reg.)	33,451	1,854,889
Adecco SA (Reg.)	3,434	113,976
Alcon, Inc. (Switzerland)	10,327	922,068
Baloise Holdings AG	947	166,749
Chocoladefabriken Lindt & Spruengli AG	21	245,189
Chocoladefabriken Lindt & Spruengli AG	2	231,065
Compagnie Financiere Richemont SA Series A	11,114	1,736,929
DSM-Firmenich AG	4,283	484,374
Geberit AG (Reg.)	690	407,649
Givaudan SA	164	777,606
Julius Baer Group Ltd.	4,255	237,992
Kuehne & Nagel International AG	1,147	329,885
Logitech International SA (Reg.)	3,283	317,612
Lonza Group AG	1,539	840,031
Novartis AG	42,848	4,562,098
Partners Group Holding AG	452	580,564
Sandoz Group AG	8,905	322,789
Schindler Holding AG (participation certificate)	843	211,864
SGS SA (Reg.)	3,188	283,867
Sika AG	3,317	949,560
Sonova Holding AG	985	304,342
Straumann Holding AG	2,404	297,808
Swatch Group AG (Bearer)	597	122,312
Swiss Life Holding AG	610	448,512
Swisscom AG	525	295,384
UBS Group AG	62,967	1,853,723
VAT Group AG (b)	557	315,806
Zurich Insurance Group Ltd.	3,027	1,614,153
TOTAL SWITZERLAND		20,828,796
Taiwan - 5.7%
Accton Technology Corp.	10,000	170,722
Acer, Inc.	63,000	90,792
Advantech Co. Ltd.	10,028	114,133
Alchip Technologies Ltd.	2,000	151,035
AP Memory Technology Corp.	3,000	35,667
ASE Technology Holding Co. Ltd.	70,000	361,869
Asia Cement Corp.	51,000	68,792
Asia Vital Components Co. Ltd.	7,000	164,724
ASMedia Technology, Inc.	1,000	68,904
ASPEED Tech, Inc.	1,000	148,882
ASUSTeK Computer, Inc.	14,000	214,464
AUO Corp.	147,600	80,817
AURAS Technology Co. Ltd.	1,000	24,824
BizLink Holding, Inc.	3,070	35,319
Catcher Technology Co. Ltd.	14,000	99,911
Cathay Financial Holding Co. Ltd.	198,897	360,975
Chailease Holding Co. Ltd.	32,935	155,511
Chang Hwa Commercial Bank	146,388	83,080
Cheng Shin Rubber Industry Co. Ltd.	42,000	63,887
Chicony Electronics Co. Ltd.	14,010	73,694
China Airlines Ltd.	58,000	42,284
China Development Financial Ho	348,000	161,641
China Petrochemical Development Corp. (a)	73,479	23,394
China Steel Corp.	259,000	184,038
Chipbond Technology Corp.	12,000	24,769
Chroma ATE, Inc.	8,000	78,255
Chung Hsin Electric & Machinery Manufacturing Corp.	9,000	52,047
Chunghwa Telecom Co. Ltd.	78,000	301,117
Compal Electronics, Inc.	85,000	90,729
Compeq Manufacturing Co. Ltd.	22,000	55,086
CTBC Financial Holding Co. Ltd.	405,000	471,539
Delta Electronics, Inc.	40,000	476,791
E Ink Holdings, Inc.	18,000	139,531
E.SUN Financial Holdings Co. Ltd.	321,825	282,633
ECLAT Textile Co. Ltd.	4,000	65,090
Elan Microelectronics Corp.	6,000	28,423
Elite Material Co. Ltd.	6,000	87,668
eMemory Technology, Inc.	1,000	79,055
EVA Airways Corp.	54,562	64,030
Evergreen Marine Corp. (Taiwan)	20,670	122,714
Far Eastern International Bank	73,833	37,701
Far Eastern New Century Corp.	77,000	83,492
Far EasTone Telecommunications Co. Ltd.	29,000	75,022
Faraday Technology Corp.	4,154	42,934
Feng Tay Enterprise Co. Ltd.	13,020	62,078
First Financial Holding Co. Ltd.	226,027	195,372
FLEXium Interconnect, Inc.	6,000	16,740
Formosa Chemicals & Fibre Corp.	83,000	128,678
Formosa Petrochemical Corp.	35,000	69,765
Formosa Plastics Corp.	98,000	173,337
Fortune Electric Co. Ltd.	4,000	116,275
Foxconn Technology Co. Ltd.	21,000	46,058
Fubon Financial Holding Co. Ltd.	173,987	424,411
Genius Electronic Optical Co. Ltd.	2,000	40,727
Getac Holdings Corp.	8,000	28,054
Giant Manufacturing Co. Ltd.	6,181	40,308
Gigabyte Technology Co. Ltd.	10,000	93,974
Global Unichip Corp.	2,000	98,742
GlobalWafers Co. Ltd.	4,000	66,320
Gold Circuit Electronics Ltd.	6,000	38,205
Great Wall Enterprise Co. Ltd.	15,945	28,055
Highwealth Construction Corp.	32,088	51,425
HIWIN Technologies Corp.	5,479	35,899
Hon Hai Precision Industry Co. Ltd. (Foxconn)	249,600	1,643,065
Hotai Motor Co. Ltd.	7,120	136,228
HTC Corp. (a)	15,000	21,294
Hua Nan Financial Holdings Co. Ltd.	210,013	170,548
IBF Financial Holdings Co. Ltd.	61,037	30,228
Innolux Corp.	185,558	81,908
International Games Systems Co. Ltd.	3,000	125,042
Inventec Corp.	65,000	111,569
Jentech Precision Industrial Co. Ltd.	2,000	73,826
King Slide Works Co. Ltd.	1,000	38,143
King Yuan Electronics Co. Ltd.	23,000	84,192
King's Town Bank Co. Ltd.	19,000	35,593
Kinsus Interconnect Technology Corp.	6,000	17,054
Largan Precision Co. Ltd.	2,000	168,876
Lien Hwa Industrial Corp.	22,044	46,313
Lite-On Technology Corp.	45,000	146,729
Lotes Co. Ltd.	2,045	102,536
Macronix International Co. Ltd.	38,060	30,498
Makalot Industrial Co. Ltd.	4,203	54,430
MediaTek, Inc.	33,000	1,421,145
Mega Financial Holding Co. Ltd.	228,111	283,481
Merida Industry Co. Ltd.	5,000	33,298
Micro-Star International Co. Ltd.	15,000	82,131
momo.com, Inc.	1,716	22,671
Nan Ya Plastics Corp.	116,000	175,914
Nan Ya Printed Circuit Board Corp.	4,000	22,886
Nanya Technology Corp.	24,000	51,457
Nien Made Enterprise Co. Ltd.	4,000	47,987
Novatek Microelectronics Corp.	12,000	223,692
Oneness Biotech Co. Ltd.	6,551	33,048
Pegatron Corp.	42,000	135,009
PharmaEssentia Corp. (a)	6,000	103,356
Phison Electronics Corp.	3,000	56,938
Pou Chen Corp.	51,000	54,908
Powerchip Semiconductor Manufacturing Corp. (a)	60,999	50,287
Powertech Technology, Inc.	15,000	86,745
Poya International Co. Ltd.	1,060	16,042
President Chain Store Corp.	11,000	92,544
Primax Electronics Ltd.	9,000	26,079
Qisda Corp.	32,000	37,799
Quanta Computer, Inc.	57,000	547,049
Radiant Opto-Electronics Corp.	9,000	52,462
Realtek Semiconductor Corp.	10,000	167,953
Ruentex Development Co. Ltd.	37,371	50,121
Ruentex Industries Ltd.	15,561	32,645
Shihlin Electric & Engineering Corp.	6,000	54,723
Shin Kong Financial Holding Co. Ltd. (a)	318,543	96,418
Silicon Motion Tech Corp. sponsored ADR	685	55,478
Simplo Technology Co. Ltd.	4,000	52,601
SINBON Electronics Co. Ltd.	4,000	35,929
Sino-American Silicon Products, Inc.	11,000	73,595
Sinopac Financial Holdings Co.	254,073	198,513
Synnex Technology International Corp.	26,000	58,464
Ta Chen Stainless Pipe Co. Ltd.	40,315	44,520
Taichung Commercial Bank Co. Ltd.	73,646	41,457
Taishin Financial Holdings Co. Ltd.	255,984	148,430
Taiwan Business Bank	127,216	71,221
Taiwan Cooperative Financial Holding Co. Ltd.	216,650	173,272
Taiwan Fertilizer Co. Ltd.	15,000	29,669
Taiwan High Speed Rail Corp.	45,000	42,081
Taiwan Mobile Co. Ltd.	37,000	121,782
Taiwan Semiconductor Manufacturing Co. Ltd.	504,000	14,901,297
Taiwan Union Technology Corp.	6,000	29,992
Tatung Co. Ltd. (a)	36,000	63,121
Tcc Group Holdings	135,162	142,193
TECO Electric & Machinery Co. Ltd.	32,000	52,662
The Shanghai Commercial & Savings Bank Ltd.	99,131	140,422
Tong Hsing Electronics Industries Ltd.	3,640	16,795
Tong Yang Industry Co. Ltd.	10,000	33,222
Tripod Technology Corp.	9,000	60,491
Tung Ho Steel Enterprise Corp.	9,370	20,061
Uni-President Enterprises Corp.	98,000	245,083
Unimicron Technology Corp.	26,000	143,960
United Integrated Services Co.	4,000	45,034
United Microelectronics Corp.	238,000	410,775
Vanguard International Semiconductor Corp.	18,000	71,703
Voltronic Power Technology Corp.	2,000	118,429
Walsin Lihwa Corp.	60,308	65,857
Walsin Technology Corp.	7,000	25,408
Wan Hai Lines Ltd.	28,000	76,311
Win Semiconductors Corp.	8,000	42,942
Winbond Electronics Corp.	59,090	46,714
Wisdom Marine Lines Co. Ltd.	9,000	18,826
Wistron Corp.	60,058	195,827
Wistron NeWeb Corp.	8,000	39,620
Wiwynn Corp.	2,000	162,724
WPG Holding Co. Ltd.	34,920	96,460
WT Microelectronics Co. Ltd.	10,000	38,143
Yageo Corp.	6,571	147,554
Yang Ming Marine Transport Corp.	35,000	80,316
YFY, Inc.	26,000	24,593
Yuanta Financial Holding Co. Ltd.	260,870	257,187
Yulon Finance Corp.	6,233	28,664
Yulon Motor Co. Ltd.	12,560	25,808
Zhen Ding Technology Holding Ltd.	13,000	51,786
TOTAL TAIWAN		33,636,260
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	3,200	18,209
Advanced Information Service PCL NVDR	19,000	108,113
Airports of Thailand PCL:
(For. Reg.)	14,300	22,484
NVDR	75,100	118,079
Asset World Corp. PCL NVDR	172,900	16,381
B. Grimm Power PCL:
(For. Reg.)	2,800	1,647
NVDR	21,500	12,644
Bangkok Bank PCL NVDR	11,600	41,214
Bangkok Chain Hospital PCL NVDR	24,400	11,360
Bangkok Commercial Asset Management PCL NVDR	29,600	6,044
Bangkok Dusit Medical Services PCL NVDR	99,200	72,246
Bangkok Expressway and Metro PCL:
(For. Reg.)	53,200	11,080
NVDR	97,600	20,328
Banpu PCL NVDR	82,400	11,038
Berli Jucker PCL:
(For. Reg.)	2,100	1,218
NVDR	20,400	11,830
BTS Group Holdings PCL NVDR	127,100	15,503
Bumrungrad Hospital PCL:
(For. Reg.)	100	672
NVDR	8,000	53,798
Carabao Group PCL:
(For. Reg.)	1,900	3,440
NVDR	8,000	14,484
Central Pattana PCL NVDR	28,500	42,870
Central Plaza Hotel PCL NVDR	10,600	11,472
Central Retail Corp. PCL:
(For. Reg.)	8,741	7,318
NVDR	50,300	42,111
Charoen Pokphand Foods PCL NVDR (a)	69,400	43,269
Chularat Hospital PCL NVDR unit	114,000	8,070
CP ALL PCL:
(For. Reg.)	10,000	14,974
NVDR	81,300	121,740
Delta Electronics PCL NVDR	92,700	210,108
Electricity Generating PCL:
(For. Reg.)	400	1,127
NVDR	4,900	13,808
Energy Absolute PCL:
(For. Reg.)	7,600	2,317
NVDR	28,500	8,690
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	1,646	1,781
NVDR	12,200	13,203
Gulf Energy Development PCL:
(For. Reg.)	20,100	22,163
NVDR	98,500	108,610
Hana Microelectronics PCL NVDR	13,200	16,711
Home Product Center PCL:
(For. Reg.)	9,000	2,267
NVDR	77,100	19,417
Indorama Ventures PCL NVDR	39,800	21,130
Intouch Holdings PCL NVDR	18,000	35,039
IRPC PCL:
(For. Reg.)	44,000	1,965
NVDR	151,400	6,760
JMT Network Services PCL:
NVDR	13,376	4,843
warrants 12/27/24 (a)	432	4
Kasikornbank PCL NVDR	24,100	82,345
KCE Electronics PCL NVDR	11,100	12,693
Kiatnakin Phatra Bank PCL:
warrants 3/17/26 (a)	158	5
warrants 3/17/26 (a)	342	11
(For. Reg.)	1,900	2,405
NVDR	5,600	7,090
Krung Thai Bank PCL:
(For. Reg.)	9,800	4,562
NVDR	62,100	28,911
Krungthai Card PCL:
(For. Reg.)	3,600	3,994
NVDR	17,300	19,193
Land & House PCL NVDR	68,000	10,923
Minor International PCL:
(For. Reg.)	4,710	3,847
NVDR	51,338	41,931
Muangthai Leasing PCL NVDR	15,000	17,765
Ngern Tid Lor PCL NVDR	31,475	15,853
Osotspa PCL NVDR	28,200	17,659
PTT Exploration and Production PCL:
(For. Reg.)	9,700	40,142
NVDR	20,000	82,766
PTT Global Chemical PCL NVDR	33,500	27,818
PTT Oil & Retail Business PCL NVDR	61,600	26,834
PTT PCL:
(For. Reg.)	22,700	20,086
NVDR	155,400	137,503
Ratch Group PCL NVDR unit	11,200	8,081
SCB X PCL:
(For. Reg.)	5,150	14,442
NVDR	12,300	34,492
SCG Packaging PCL NVDR	24,100	22,145
Siam Cement PCL:
(For. Reg.)	900	5,513
NVDR	5,300	32,467
Siam Global House PCL NVDR	45,177	18,450
Sri Trang Agro-Industry PCL NVDR	17,200	10,115
Srisawad Corp. PCL NVDR	15,840	14,878
Thai Beverage PCL	179,200	59,469
Thai Life Insurance PCL	42,000	8,805
Thai Life Insurance PCL NVDR	14,900	3,124
Thai Oil PCL:
(For. Reg.)	3,254	4,695
NVDR	14,822	21,388
Thai Union Frozen Products PCL:
(For. Reg.)	2,200	892
NVDR	39,200	15,902
Thanachart Capital PCL NVDR	10,800	13,305
TISCO Financial Group PCL:
(For. Reg.)	2,000	5,200
NVDR	6,100	15,860
TMBThanachart Bank PCL:
(For. Reg.)	271,572	12,643
NVDR	710,256	33,067
True Corp. PCL (a)	57,977	13,812
True Corp. PCL NVDR (a)	281,203	66,990
VGI PCL:
warrants 5/23/27 (a)	9,690	21
warrants (For. Reg.) (a)	9,600	21
WHA Corp. PCL NVDR	153,000	20,161
TOTAL THAILAND		2,413,853
Turkey - 0.3%
AG Anadolu Grubu Holding A/S	2,676	29,809
Akbank TAS	63,119	123,803
Aksa Akrilik Kimya Sanayii	2,857	11,269
Aksa Enerji Uretim A/S	6,380	8,608
Alarko Holding AS	2,905	9,563
Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,204	31,812
Anadolu Sigoria (a)	3,624	11,875
Arcelik A/S	4,121	22,009
Aselsan A/S	24,911	44,704
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S	4,265	12,440
Bera Holding A/S	14,379	8,437
Bim Birlesik Magazalar A/S JSC	9,243	154,263
Borusan Mannesmann Boru Sanayi ve Ticaret A/S (a)	771	10,648
Borusan Yatirim ve Pazarlama A/S	131	9,235
Coca-Cola Icecek Sanayi A/S	1,587	40,143
Dogan Sirketler Grubu Holding A/S	22,565	11,644
Ege Endustri Ve Ticaret A/S	23	8,882
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)	31,785	9,451
Enerjisa Enerji A/S (b)	5,058	10,510
Enka Insaat ve Sanayi A/S	38,185	48,131
Eregli Demir ve Celik Fabrikalari T.A.S.	37,615	61,339
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	1,676	5,251
Ford Otomotiv Sanayi A/S	1,468	50,530
Haci Omer Sabanci Holding A/S	28,367	83,829
Hektas Ticaret A/S (a)	22,661	8,869
Is Yatirim Menkul Degerler A/S	10,283	12,319
Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	4,205	5,599
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	14,750	14,228
Kayseri Seker Fabrikasi A/S	5,492	4,642
Koc Holding A/S	26,071	181,073
Kontrolmatik Enerji Ve Muhendislik A/S	1,587	8,014
Koza Altin Isletmeleri A/S	17,847	11,652
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	4,018	6,780
Mavi Jeans Class B (b)	5,840	22,713
MIA Teknoloji A/S	4,286	8,558
Migros Turk Ticaret A/S	1,953	31,698
MLP Saglik Hizmetleri A/S (a)(b)	1,806	19,357
Nuh Cimento Sanayi A/S	1,167	8,827
Otokar Otomotiv ve Savunma Sanayi A.S.	775	15,640
Oyak Cimento Fabrikalari A/S (a)	6,090	11,665
Pegasus Hava Tasimaciligi A/S	4,618	32,229
Petkim Petrokimya Holding A/S (a)	24,667	16,422
Politeknik Metal Sanayi Ve Ticaret A/S	15	3,861
Reeder Teknoloji Sanayi VE Ticaret A/S	4,993	5,443
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	8,955	9,790
Sasa Polyester Sanayi A/S (a)	21,500	28,891
Sok Marketler Ticaret A/S	6,783	13,097
TAV Havalimanlari Holding A/S (a)	3,798	30,182
Tekfen Holding A/S (a)	4,477	7,225
Tofas Turk Otomobil Fabrikasi A/S	2,646	27,550
Turk Hava Yollari AO (a)	14,481	136,918
Turk Traktor ve Ziraat Makinalari A/S	486	13,886
Turkcell Iletisim Hizmet A/S	24,245	74,692
Turkiye Is Bankasi A/S Series C	182,288	88,479
Turkiye Petrol Rafinerileri A/S	17,150	86,919
Turkiye Sinai Kalkinma Bankasi A/S (a)	24,772	8,891
Turkiye Sirgota A/S	4,463	10,695
Turkiye Sise ve Cam Fabrikalari A/S	27,535	42,329
Ulker Biskuvi Sanayi A/S (a)	3,648	19,003
Yapi ve Kredi Bankasi A/S	55,792	57,749
TOTAL TURKEY		1,904,070
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	60,783	132,720
Abu Dhabi Islamic Bank	30,110	94,929
Abu Dhabi National Oil Co. for Distribution PJSC	61,137	56,426
Air Arabia PJSC	47,107	29,498
Aldar Properties PJSC	77,898	132,764
Americana Restaurants International PLC	57,909	50,294
Dubai Electricity & Water Authority PJSC	186,451	111,678
Dubai Islamic Bank Pakistan Ltd.	60,079	93,889
Emaar Development PJSC	16,169	35,217
Emaar Properties PJSC	127,879	285,491
Emirates NBD Bank PJSC	50,908	228,691
Emirates Telecommunications Corp.	71,943	315,350
First Abu Dhabi Bank PJSC	91,392	310,031
Multiply Group (a)	77,368	43,181
Q Holding Pjsc (a)	41,912	32,064
Salik Co. PJSC	38,069	34,825
TOTAL UNITED ARAB EMIRATES		1,987,048
United Kingdom - 6.8%
3i Group PLC	20,113	775,173
Abrdn PLC	37,574	70,391
Admiral Group PLC	5,454	180,289
Ashtead Group PLC	9,331	623,029
Associated British Foods PLC	6,875	215,008
AstraZeneca PLC (United Kingdom)	32,048	4,987,728
Auto Trader Group PLC (b)	18,801	189,235
Aviva PLC	56,735	341,811
B&M European Value Retail SA	19,294	106,631
BAE Systems PLC	62,833	1,046,587
Barclays PLC	297,786	786,875
Barratt Developments PLC	20,288	121,101
Beazley PLC	13,870	124,134
Bellway PLC	2,473	79,278
Berkeley Group Holdings PLC	2,375	137,743
British American Tobacco PLC (United Kingdom)	46,235	1,420,230
British Land Co. PLC	19,364	100,752
BT Group PLC	117,480	208,429
Bunzl PLC	7,011	266,764
Burberry Group PLC	7,521	83,455
Centrica PLC	115,686	197,276
CK Hutchison Holdings Ltd.	55,500	264,739
Coca-Cola Europacific Partners PLC	4,279	311,811
Compass Group PLC	36,933	1,006,178
ConvaTec Group PLC (b)	33,401	99,138
Croda International PLC	2,944	146,925
DCC PLC (United Kingdom)	2,107	147,556
Derwent London PLC	2,269	64,822
Diageo PLC	45,981	1,443,528
Diploma PLC	2,773	145,402
DS Smith PLC	28,407	151,178
Entain PLC	13,205	105,162
Flutter Entertainment PLC (a)	3,662	669,604
Games Workshop Group PLC	684	92,258
Halma PLC	7,817	267,393
Hargreaves Lansdown PLC	7,258	103,859
Hiscox Ltd.	7,326	106,499
Howden Joinery Group PLC	11,515	127,875
HSBC Holdings PLC (United Kingdom)	394,965	3,409,342
IG Group Holdings PLC	7,777	80,515
IMI PLC	5,408	120,592
Imperial Brands PLC	18,368	470,016
Inchcape PLC	8,528	80,205
Informa PLC	28,314	306,306
InterContinental Hotel Group PLC	3,563	374,387
Intermediate Capital Group PLC	6,071	167,454
International Consolidated Airlines Group SA CDI (a)	51,043	104,689
Intertek Group PLC	3,335	202,104
ITV PLC	74,342	75,650
J Sainsbury PLC	36,903	118,955
JD Sports Fashion PLC	51,778	78,216
Johnson Matthey PLC	4,012	79,471
Kingfisher PLC	38,692	121,326
Land Securities Group PLC	15,529	121,609
Legal & General Group PLC	123,666	354,860
Lloyds Banking Group PLC	1,324,643	913,627
London Stock Exchange Group PLC	8,080	958,113
M&G PLC	49,266	127,045
Man Group PLC	24,547	75,154
Marks & Spencer Group PLC	40,859	147,977
Melrose Industries PLC	27,902	195,189
National Grid PLC	99,591	1,112,047
NatWest Group PLC	112,544	442,759
Next PLC	2,631	300,524
Ocado Group PLC (a)	14,999	54,776
Pearson PLC	14,282	178,342
Persimmon PLC	6,586	112,559
Phoenix Group Holdings PLC	19,782	130,409
Reckitt Benckiser Group PLC	15,224	823,607
RELX PLC (London Stock Exchange)	39,430	1,806,639
Rentokil Initial PLC	52,129	302,745
Rightmove PLC	16,866	114,490
Rolls-Royce Holdings PLC (a)	173,898	998,738
RS GROUP PLC	9,784	86,699
Sage Group PLC	20,807	286,299
Schroders PLC	18,929	87,051
Segro PLC	27,707	314,589
Severn Trent PLC	5,676	170,766
Smith & Nephew PLC	18,138	224,772
Smiths Group PLC	7,178	154,707
Spectris PLC	2,142	75,274
Spirax-Sarco Engineering PLC	1,525	163,473
SSE PLC	22,646	511,428
St. James's Place PLC	11,404	78,782
Standard Chartered PLC (United Kingdom)	45,707	412,710
Subsea 7 SA	4,731	88,975
Tate & Lyle PLC	8,362	63,211
Taylor Wimpey PLC	73,867	132,733
Tesco PLC	145,515	562,091
The Weir Group PLC	5,354	134,277
Tritax Big Box REIT PLC	38,692	75,860
Unilever PLC	52,010	2,854,691
Unite Group PLC	8,333	93,961
United Utilities Group PLC	14,097	175,099
Vodafone Group PLC	470,510	416,326
Whitbread PLC	3,850	144,787
Wise PLC (a)	9,766	84,133
WPP PLC	22,171	203,013
TOTAL UNITED KINGDOM		39,971,990
United States of America - 5.9%
Bausch Health Cos., Inc. (Canada) (a)	6,197	43,193
BP PLC	348,986	2,101,167
Brookfield Renewable Corp.	2,708	76,724
CRH PLC	15,142	1,128,553
CSL Ltd.	9,988	1,966,983
CyberArk Software Ltd. (a)	859	234,868
DHT Holdings, Inc.	2,680	31,008
Experian PLC	19,088	889,400
Ferrovial SE	10,513	408,248
Flex Ltd. (a)	8,689	256,239
GFL Environmental, Inc.	4,602	179,229
Globant SA (a)	877	156,334
GSK PLC	84,744	1,629,985
Haleon PLC	129,894	528,502
Holcim AG	11,021	974,169
ICON PLC (a)	1,702	533,526
InMode Ltd. (a)(d)	1,439	26,247
James Hardie Industries PLC CDI (a)	9,001	284,016
JBS SA	13,800	79,663
Legend Biotech Corp. ADR (a)	1,178	52,174
Monday.com Ltd. (a)	512	123,269
Nestle SA (Reg. S)	55,203	5,634,807
Parade Technologies Ltd.	1,000	25,777
QIAGEN NV (Germany)	4,627	191,026
Reliance Worldwide Corp. Ltd.	16,233	48,947
Roche Holding AG:
(Bearer)	607	184,981
(participation certificate)	14,463	4,007,102
Sanofi SA	23,013	2,219,445
Schneider Electric SA	11,097	2,660,458
Shell PLC (London)	134,044	4,807,891
Sinch AB (a)(b)	14,006	33,961
Spotify Technology SA (a)	2,974	933,211
Stellantis NV (Italy)	45,726	904,481
Swiss Re Ltd.	5,971	741,017
Tenaris SA	9,514	146,212
Waste Connections, Inc. (Canada)	5,330	935,170
TOTAL UNITED STATES OF AMERICA		35,177,983
Zambia - 0.0%
First Quantum Minerals Ltd.	14,644	192,356
TOTAL COMMON STOCKS (Cost $492,241,935)		562,962,616

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
Brazil - 0.1%
Itau Unibanco Holding SA	100,300	581,514
Metalurgica Gerdau SA (PN)	13,800	26,291
TOTAL BRAZIL		607,805
Chile - 0.0%
Embotelladora Andina SA Class B	7,921	22,423
Sociedad Quimica y Minera de Chile SA (PN-B)	2,961	119,651
TOTAL CHILE		142,074
Colombia - 0.0%
Bancolombia SA (PN)	9,455	77,630
Germany - 0.2%
Dr. Ing. h.c. F. Porsche AG Series F (b)	1,883	140,083
Henkel AG & Co. KGaA	3,391	302,221
Porsche Automobil Holding SE (Germany)	3,169	143,023
Sartorius AG (non-vtg.)	556	130,403
Volkswagen AG	3,795	428,508
TOTAL GERMANY		1,144,238
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	411	54,143
Hyundai Motor Co. Ltd. Series 2	722	95,846
LG Chemical Ltd.	162	28,291
Samsung Electronics Co. Ltd.	17,001	783,504
TOTAL KOREA (SOUTH)		961,784
Russia - 0.0%
AK Transneft OAO (a)(c)	2,400	7,557
Sberbank of Russia (Russia) (a)(c)	15,430	104
Surgutneftegas OJSC (a)(c)	105,000	1,982
TOTAL RUSSIA		9,643
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,398,760)		2,943,174

Government Obligations - 0.0%
	Principal Amount (f)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (g) (Cost $211,387)	213,000	211,392

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (h)	22,827,697	22,832,262
Fidelity Securities Lending Cash Central Fund 5.38% (h)(i)	3,258,222	3,258,548
TOTAL MONEY MARKET FUNDS (Cost $26,090,810)		26,090,810

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $521,942,892)	592,207,992
NET OTHER ASSETS (LIABILITIES) - 0.0%	155,732
NET ASSETS - 100.0%	592,363,724

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	143	Sep 2024	16,753,880	(3,970)	(3,970)
ICE MSCI Emerging Markets Index Contracts (United States)	141	Sep 2024	7,671,810	58,363	58,363
TME S&P/TSX 60 Index Contracts (Canada)	10	Sep 2024	1,915,866	(6,056)	(6,056)

TOTAL FUTURES CONTRACTS					48,337
The notional amount of futures purchased as a percentage of Net Assets is 4.4%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,712,019 or 1.6% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $211,392.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	18,828,567	54,159,673	50,155,606	425,818	(372)	-	22,832,262	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	3,602,272	29,825,649	30,169,373	22,389	-	-	3,258,548	0.0%
Total	22,430,839	83,985,322	80,324,979	448,207	(372)	-	26,090,810

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	29,865,169	11,892,521	17,972,648	-
Consumer Discretionary	62,618,256	24,222,242	38,396,014	-
Consumer Staples	38,848,803	15,356,399	23,492,378	26
Energy	30,761,802	16,643,610	14,080,414	37,778
Financials	121,394,102	76,147,003	45,245,905	1,194
Health Care	51,299,715	14,100,521	37,199,194	-
Industrials	82,369,707	37,531,942	44,837,765	-
Information Technology	79,344,178	31,666,722	47,677,456	-
Materials	40,245,717	23,044,320	17,186,705	14,692
Real Estate	11,823,628	8,145,955	3,677,673	-
Utilities	17,334,713	10,246,965	7,087,748	-

Government Obligations	211,392	-	211,392	-

Money Market Funds	26,090,810	26,090,810	-	-
Total Investments in Securities:	592,207,992	295,089,010	297,065,292	53,690
Derivative Instruments: Assets
Futures Contracts	58,363	58,363	-	-
Total Assets	58,363	58,363	-	-
Liabilities
Futures Contracts	(10,026)	(10,026)	-	-
Total Liabilities	(10,026)	(10,026)	-	-
Total Derivative Instruments:	48,337	48,337	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	58,363	(10,026)
Total Equity Risk	58,363	(10,026)
Total Value of Derivatives	58,363	(10,026)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP International Index Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,073,406) - See accompanying schedule:
Unaffiliated issuers (cost $495,852,082)	$566,117,182
Fidelity Central Funds (cost $26,090,810)	26,090,810

Total Investment in Securities (cost $521,942,892)		$592,207,992
Segregated cash with brokers for derivative instruments		649,567
Foreign currency held at value (cost $1,112,574)		1,104,949
Receivable for investments sold		116,297
Receivable for fund shares sold		218,555
Dividends receivable		1,131,379
Reclaims receivable		1,084,074
Distributions receivable from Fidelity Central Funds		90,554
Receivable for daily variation margin on futures contracts		30,366
Other receivables		28
Total assets		596,633,761
Liabilities
Payable to custodian bank	$365
Payable for investments purchased
Regular delivery	1,400
Delayed delivery	103
Payable for fund shares redeemed	88,786
Accrued management fee	78,941
Distribution and service plan fees payable	22,717
Deferred taxes	815,954
Other payables and accrued expenses	3,192
Collateral on securities loaned	3,258,579
Total liabilities		4,270,037
Net Assets		$592,363,724
Net Assets consist of:
Paid in capital		$546,814,285
Total accumulated earnings (loss)		45,549,439
Net Assets		$592,363,724

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($474,562,502 ÷ 42,630,276 shares)		$11.13
Service Class :
Net Asset Value, offering price and redemption price per share ($13,629,456 ÷ 1,224,479 shares)		$11.13
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($104,171,766 ÷ 9,412,685 shares)		$11.07
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$10,537,697
Interest		19,538
Income from Fidelity Central Funds (including $22,389 from security lending)		448,207
Income before foreign taxes withheld		$11,005,442
Less foreign taxes withheld		(962,169)
Total income		10,043,273
Expenses
Management fee	$332,780
Transfer agent fees	138,438
Distribution and service plan fees	124,925
Independent trustees' fees and expenses	1,170
Miscellaneous	2,969
Total expenses before reductions	600,282
Expense reductions	(3,376)
Total expenses after reductions		596,906
Net Investment income (loss)		9,446,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $18,341)	(4,694,812)
Fidelity Central Funds	(372)
Foreign currency transactions	(74,988)
Futures contracts	1,300,308
Total net realized gain (loss)		(3,469,864)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $325,623)	24,514,101
Assets and liabilities in foreign currencies	(77,101)
Futures contracts	(748,054)
Total change in net unrealized appreciation (depreciation)		23,688,946
Net gain (loss)		20,219,082
Net increase (decrease) in net assets resulting from operations		$29,665,449
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,446,367	$12,605,760
Net realized gain (loss)	(3,469,864)	(6,009,232)
Change in net unrealized appreciation (depreciation)	23,688,946	59,534,615
Net increase (decrease) in net assets resulting from operations	29,665,449	66,131,143
Distributions to shareholders	(2,698,079)	(13,591,191)

Share transactions - net increase (decrease)	36,059,175	105,237,570
Total increase (decrease) in net assets	63,026,545	157,777,522

Net Assets
Beginning of period	529,337,179	371,559,657
End of period	$592,363,724	$529,337,179

Financial Highlights
VIP International Index Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$9.40	$11.45	$10.95	$10.03	$8.45
Income from Investment Operations
Net investment income (loss) A,B	.19	.29	.29	.28	.20	.27
Net realized and unrealized gain (loss)	.38	1.21	(2.12)	.56	.87	1.54
Total from investment operations	.57	1.50	(1.83)	.84	1.07	1.81
Distributions from net investment income	(.05)	(.29)	(.22)	(.30)	(.15)	(.21)
Distributions from net realized gain	-	-	-	(.04)	- C	(.02)
Total distributions	(.05)	(.29)	(.22)	(.34)	(.15)	(.23)
Net asset value, end of period	$11.13	$10.61	$9.40	$11.45	$10.95	$10.03
Total Return D,E,F	5.44%	16.16%	(16.02)%	7.72%	10.69%	21.53%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.17% I,J	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.17 % I,J	.17%	.17%	.17%	.17%	.17%
Expenses net of all reductions	.17% I,J	.17%	.17%	.17%	.17%	.17%
Net investment income (loss)	3.42% I,J	2.85%	2.96%	2.38%	2.08%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$474,563	$432,410	$313,947	$346,107	$213,113	$125,050
Portfolio turnover rate K	5 % I	6%	20%	18%	10%	4%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP International Index Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$9.40	$11.44	$10.94	$10.02	$9.48
Income from Investment Operations
Net investment income (loss) B,C	.18	.28	.30	.27	.18	.16
Net realized and unrealized gain (loss)	.39	1.21	(2.14)	.56	.88	.61
Total from investment operations	.57	1.49	(1.84)	.83	1.06	.77
Distributions from net investment income	(.05)	(.28)	(.20)	(.29)	(.14)	(.20)
Distributions from net realized gain	-	-	-	(.04)	- D	(.02)
Total distributions	(.05)	(.28)	(.20)	(.33)	(.14)	(.23) E
Net asset value, end of period	$11.13	$10.61	$9.40	$11.44	$10.94	$10.02
Total Return F,G,H	5.43%	16.04%	(16.13)%	7.65%	10.60%	8.15%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.27% K,L	.27%	.27%	.27%	.27%	.27% K
Expenses net of fee waivers, if any	.27 % K,L	.27%	.27%	.27%	.27%	.27% K
Expenses net of all reductions	.27% K,L	.27%	.27%	.27%	.27%	.27% K
Net investment income (loss)	3.32% K,L	2.75%	2.86%	2.28%	1.98%	2.90% K
Supplemental Data
Net assets, end of period (000 omitted)	$13,629	$11,438	$8,884	$54,755	$5,832	$4,701
Portfolio turnover rate M	5 % K	6%	20%	18%	10%	4% K

AFor the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LProxy expenses are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP International Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$9.36	$11.41	$10.92	$10.02	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.17	.26	.26	.25	.17	.25
Net realized and unrealized gain (loss)	.39	1.21	(2.10)	.56	.87	1.53
Total from investment operations	.56	1.47	(1.84)	.81	1.04	1.78
Distributions from net investment income	(.05)	(.27)	(.21)	(.28)	(.13)	(.20)
Distributions from net realized gain	-	-	-	(.04)	- C	(.02)
Total distributions	(.05)	(.27)	(.21)	(.32)	(.14) D	(.22)
Net asset value, end of period	$11.07	$10.56	$9.36	$11.41	$10.92	$10.02
Total Return E,F,G	5.33%	15.88%	(16.21)%	7.48%	10.34%	21.16%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.42% J,K	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42 % J,K	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.42% J,K	.42%	.42%	.42%	.42%	.42%
Net investment income (loss)	3.17% J,K	2.61%	2.71%	2.13%	1.83%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$104,172	$85,489	$48,729	$39,406	$15,151	$5,590
Portfolio turnover rate L	5 % J	6%	20%	18%	10%	4%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio and VIP International Index Portfolio (the Funds) are funds of Variable Insurance Products Fund II (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class, Service Class and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. VIP International Index Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, certain foreign taxes and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
VIP Total Market Index Portfolio	740,670,485	341,797,097	(57,823,525)	283,973,572
VIP Extended Market Index Portfolio	202,067,595	59,689,315	(19,979,864)	39,709,451
VIP International Index Portfolio	531,616,339	122,298,410	(61,658,420)	60,639,990

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Total Market Index Portfolio	(1,353,098)	(3,000,136)	(4,353,234)
VIP Extended Market Index Portfolio	(5,907,683)	(24,295,831)	(30,203,514)
VIP International Index Portfolio	(6,862,033)	(13,476,084)	(20,338,117)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Total Market Index Portfolio	83,116,036	8,478,561
VIP Extended Market Index Portfolio	32,261,395	19,603,486
VIP International Index Portfolio	51,968,565	13,280,017
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee.

Effective June 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee.

Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month based on an annual rate expressed as a percentage of each class's average net assets as noted in the following table:

	Initial Class	Service Class	Service Class 2
VIP Total Market Index Portfolio	.11%	.11%	.11%
VIP Extended Market Index Portfolio	.12%	.12%	.12%
VIP International Index Portfolio	.16%	.16%	.16%

A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class.

Prior to June 1, 2024, the management fee was based on an annual rate of .06%, .07% and .11% of VIP Total Market Index Portfolio's, VIP Extended Market Index Portfolio's and VIP International Index Portfolio's average net assets, respectively. Under the management contract, the investment adviser paid all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table. The expense contract was discontinued effective May 31, 2024.

	Initial Class	Service Class	Service Class 2
VIP Total Market Index Portfolio	.12%	.22%	.37%
VIP Extended Market Index Portfolio	.13%	.23%	.38%
VIP International Index Portfolio	.17%	.27%	.42%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class ($)	Service Class 2 ($)	Total ($)
VIP Total Market Index Portfolio	1,924	84,447	86,371
VIP Extended Market Index Portfolio	24,713	10,623	35,336
VIP International Index Portfolio	6,089	118,836	124,925

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds.

Effective June 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

Prior to June 1, 2024, for each Fund, FIIOC received asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class of each Fund paid a portion of the transfer agent fees equal to an annual rate of .06% of class-level average net assets. For the portion of the reporting period prior to June 1, 2024, the total transfer agent fees paid by each applicable class were as follows:

Amount ($)
VIP Total Market Index Portfolio
Initial Class	211,789
Service Class	954
Service Class 2	16,330
229,073
VIP Extended Market Index Portfolio
Initial Class	41,832
Service Class	12,390
Service Class 2	2,071
56,293
VIP International Index Portfolio
Initial Class	112,125
Service Class	2,978
Service Class 2	23,335
138,438

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Total Market Index Portfolio	4,178	315	63,973
VIP Extended Market Index Portfolio	8,871	970	58,484
VIP International Index Portfolio	2,332	4	-
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP Total Market Index Portfolio	1,082
VIP Extended Market Index Portfolio	7,177
VIP International Index Portfolio	3,376
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Total Market Index Portfolio
Distributions to shareholders
Initial Class	$3,091,698	$7,277,989
Service Class	13,344	40,809
Service Class 2	207,831	419,646
Total	$3,312,873	$7,738,444
VIP Extended Market Index Portfolio
Distributions to shareholders
Initial Class	$447,035	$2,555,843
Service Class	137,574	643,814
Service Class 2	18,687	104,506
Total	$603,296	$3,304,163
VIP International Index Portfolio
Distributions to shareholders
Initial Class	$2,219,085	$11,292,801
Service Class	57,635	288,828
Service Class 2	421,359	2,009,562
Total	$2,698,079	$13,591,191
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Total Market Index Portfolio
Initial Class
Shares sold	4,530,879	9,219,753	$82,849,538	$144,247,291
Reinvestment of distributions	171,666	445,955	3,091,698	7,277,989
Shares redeemed	(2,090,298)	(4,215,357)	(38,591,282)	(65,841,556)
Net increase (decrease)	2,612,247	5,450,351	$47,349,954	$85,683,724
Service Class
Shares sold	27,198	264,228	$480,270	$4,305,263
Reinvestment of distributions	713	2,421	12,823	39,458
Shares redeemed	(45,270)	(77,976)	(799,077)	(1,293,441)
Net increase (decrease)	(17,359)	188,673	$(305,984)	$3,051,280
Service Class 2
Shares sold	1,203,048	1,344,060	$21,860,788	$20,399,590
Reinvestment of distributions	11,585	25,808	207,831	419,646
Shares redeemed	(275,485)	(472,917)	(5,022,127)	(7,356,151)
Net increase (decrease)	939,148	896,951	$17,046,492	$13,463,085
VIP Extended Market Index Portfolio
Initial Class
Shares sold	933,081	15,958,059	$12,126,442	$181,843,758
Reinvestment of distributions	34,229	220,141	447,035	2,555,843
Shares redeemed	(1,291,995)	(15,905,507)	(16,851,540)	(177,049,776)
Net increase (decrease)	(324,685)	272,693	$(4,278,063)	$7,349,825
Service Class
Shares sold	1,385,300	1,587,422	$17,731,490	$18,985,279
Reinvestment of distributions	10,541	55,377	137,248	641,821
Shares redeemed	(743,938)	(862,835)	(9,773,946)	(10,262,803)
Net increase (decrease)	651,903	779,964	$8,094,792	$9,364,297
Service Class 2
Shares sold	269,799	393,756	$3,531,085	$4,658,754
Reinvestment of distributions	1,435	9,025	18,687	104,506
Shares redeemed	(75,279)	(400,385)	(986,809)	(4,632,348)
Net increase (decrease)	195,955	2,396	$2,562,963	$130,912
VIP International Index Portfolio
Initial Class
Shares sold	3,575,423	9,207,032	$38,721,433	$93,616,574
Reinvestment of distributions	209,348	1,121,155	2,219,085	11,292,801
Shares redeemed	(1,916,627)	(2,970,025)	(20,678,479)	(30,072,430)
Net increase (decrease)	1,868,144	7,358,162	$20,262,039	$74,836,945
Service Class
Shares sold	420,968	512,259	$4,624,637	$5,154,366
Reinvestment of distributions	5,385	28,356	57,076	285,854
Shares redeemed	(279,784)	(407,592)	(3,054,092)	(4,073,452)
Net increase (decrease)	146,569	133,023	$1,627,621	$1,366,768
Service Class 2
Shares sold	2,059,706	3,911,974	$22,246,666	$39,271,954
Reinvestment of distributions	39,977	200,301	421,359	2,009,562
Shares redeemed	(785,802)	(1,220,718)	(8,498,510)	(12,247,659)
Net increase (decrease)	1,313,881	2,891,557	$14,169,515	$29,033,857
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Extended Market Index Portfolio	62%	1	21%
VIP International Index Portfolio	55%	1	30%
VIP Total Market Index Portfolio	79%	1	10%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
VIP Extended Market Index Portfolio
VIP International Index Portfolio
VIP Total Market Index Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board considered that, in connection with the renewal, each fund's Advisory Contract with FMR was being amended effective June 1, 2024 to incorporate administrative services, including transfer agent and pricing and bookkeeping services, previously covered under separate agreements.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and the total expense ratio of Initial Class of each fund, the Board considered the fund's management fee rate as well as other expenses, such as pricing and bookkeeping and transfer agent fees, paid by FMR and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as fund-paid 12b-1 fees. The Board noted that, effective June 1, 2024, the management fee rate will also cover transfer agent and pricing and bookkeeping services. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of each fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the VIP Extended Market Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.13%; Service Class: 0.23% and Service Class 2: 0.38%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
The Board considered that current contractual arrangements for the VIP International Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.17%; Service Class: 0.27%; and Service Class 2: 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
The Board considered that current contractual arrangements for the VIP Total Markets Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.12%; Service Class: 0.22%; and Service Class 2: 0.37%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that total expense ratio of each class of each fund was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.9891401.106
VIPSAI-SANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024